                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-5162

Exact name of registrant as specified in charter: Delaware VIP Trust

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: December 31, 2005

Item 1.  Reports to Stockholders

DELAWARE VIP TRUST - DELAWARE VIP BALANCED SERIES

     Delaware VIP Balanced Series combines equities and bonds in its portfolio, offering investors a broad, diversified investment vehicle. For the 12-month period ended December 31, 2005, this Series returned 3.68% for Standard Class shares and 3.51% for Service Class shares (both figures reflect all distributions reinvested). The S&P 500 Index and Lehman Brothers Aggregate Bond Index--the benchmarks for the Series--returned 4.91% and 2.43%, respectively.

     The equity portion of the Series underwent a major repositioning in February 2005 when the Series' equity assets were transitioned to the Focus Value Equity team of D. Tysen Nutt Jr., Jordan Irving, Anthony Lombardi, and Bob Vogel. Prior to the management change, the Series' equity assets were allocated across the stock market using a large-cap core strategy. In February, the portfolio was repositioned to reflect the current team's particular investment philosophy, creating a concentrated, well-diversified portfolio of value-style investments with lower average price/earnings multiples and a higher dividend yield. The current team believes that this more defensive positioning within the equity portion of the Series offers better potential for long-term total return.

     At the same time, the Series' investment strategy was changed to allow up to an 8% maximum weighting in high-yield fixed-income securities. This change provides management an opportunity to take advantage of additional opportunities presented by high-yield bonds, which generally carry increased default risk and offer higher yields. The Series previously did not invest in high-yield bonds.

     At year end, the Series held 35 equity securities. Major new positions included Merck, Limited Brands, Bristol-Myers Squibb, and Hewlett-Packard.

Performance of a $10,000 Investment:

                 Delaware VIP
                Balanced Series          Lehman Brothers
            (Standard Class Shares)   Aggregate Bond Index  S&P 500 Index
            -----------------------  ---------------------  -------------
12/31/95           $ 10,000                $ 10,000          $ 10,000
12/31/96           $ 11,591                $ 12,295          $ 10,363
12/31/97           $ 14,651                $ 16,395          $ 11,363
12/31/98           $ 17,379                $ 21,085          $ 12,351
12/31/99           $ 16,014                $ 25,519          $ 12,249
12/31/00           $ 15,515                $ 23,196          $ 13,674
12/31/01           $ 14,327                $ 20,441          $ 14,828
12/31/02           $ 11,996                $ 15,925          $ 16,348
12/31/03           $ 14,300                $ 20,491          $ 17,018
12/31/04           $ 15,135                $ 22,718          $ 17,757
12/31/05           $ 15,693                $ 23,834          $ 18,188

                          DELAWARE VIP BALANCED SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                     For the periods ended December 31, 2005

           STANDARD CLASS   SERVICE CLASS
               SHARES*         SHARES**
           --------------   -------------
LIFETIME       +7.72%           +0.37%
10 YEAR        +4.61%              --
FIVE YEAR      +0.23%           +0.04%
ONE YEAR       +3.68%           +3.51%

 * Commenced operations on July 28, 1988.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP Balanced Series Standard Class shares for the period from December 31, 1995 through December 31, 2005. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The S&P 500 Index measures the performance of mostly large-capitalization U.S. companies. The Lehman Brothers Aggregate Bond Index measures the performance of government and corporate bonds, mortgage-backed securities, and asset-backed securities. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Balanced Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus. High yielding non-investment grade bonds involve higher risk than investment-grade bonds. Adverse conditions may affect the issuer's ability to pay interest and principal on these securities. The Series may be invested in foreign high-yield corporate bonds, which have special risks that include currency fluctuations, economic and political change, and different accounting standards.

                                                               Balanced Series-1

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                              EXPENSES
                                                      BEGINNING     ENDING                   PAID DURING
                                                       ACCOUNT      ACCOUNT    ANNUALIZED      PERIOD
                                                        VALUE        VALUE       EXPENSE      7/1/05 TO
                                                       7/1/05      12/31/05      RATIOS       12/31/05*
                                                     ----------   ----------   ----------    -----------
ACTUAL SERIES RETURN
Standard Class                                        $1,000.00   $ 1,022.70         0.80%     $4.08
Service Class                                          1,000.00     1,021.90         1.05%      5.35
--------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                        $1,000.00   $ 1,021.17         0.80%     $4.08
Service Class                                          1,000.00     1,019.91         1.05%      5.35
--------------------------------------------------------------------------------------------------------

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                               Balanced Series-2

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
SECTOR ALLOCATION
As of December 31, 2005

Sector designations may be different than the sector designations presented in other Series materials.

                                                       PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
COMMON STOCK                                                 59.17%
                                                     -------------
Consumer Discretionary                                        5.31%
Consumer Staples                                              5.35%
Energy                                                        4.82%
Financials                                                   14.50%
Health Care                                                  11.02%
Industrials                                                   5.53%
Information Technology                                        5.42%
Materials                                                     1.78%
Telecommunications                                            3.58%
Utilities                                                     1.86%
                                                     -------------
PREFERRED STOCK                                               0.05%
                                                     -------------
AGENCY ASSET-BACKED SECURITIES                                0.19%
                                                     -------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                    2.07%
                                                     -------------
AGENCY MORTGAGE-BACKED SECURITIES                             6.06%
                                                     -------------
AGENCY OBLIGATIONS                                            2.30%
                                                     -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                         3.08%
                                                     -------------
CORPORATE BONDS                                              12.57%
                                                     -------------
Banking                                                       1.33%
Basic Industry                                                0.32%
Brokerage                                                     0.54%
Capital Goods                                                 0.41%
Communications                                                1.43%
Consumer Cyclical                                             0.87%
Consumer Non-Cyclical                                         1.21%
Electric                                                      1.61%
Energy                                                        0.68%
Finance Companies                                             0.98%
Insurance                                                     1.38%
Natural Gas                                                   0.86%
Real Estate                                                   0.15%
Technology                                                    0.27%
Transportation                                                0.53%
                                                     -------------
MUNICIPAL BONDS                                               1.83%
                                                     -------------
NON-AGENCY ASSET BACKED SECURITIES                            2.44%
                                                     -------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                6.57%
                                                     -------------
U.S. TREASURY OBLIGATIONS                                     3.99%
                                                     -------------
REPURCHASE AGREEMENTS                                         2.40%
                                                     -------------
SECURITIES LENDING COLLATERAL                                 7.63%
                                                     -------------
TOTAL MARKET VALUE OF SECURITIES                            110.35%
                                                     -------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL           (7.63)%
                                                     -------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS              (2.72)%
                                                     -------------
TOTAL NET ASSETS                                            100.00%
                                                     -------------

                                                               Balanced Series-3

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS
December 31, 2005

                                                  NUMBER OF       MARKET
                                                   SHARES          VALUE
                                                ------------   ------------
                                                                 (U.S. $)
   COMMON STOCK-59.17%
   CONSUMER DISCRETIONARY-5.31%
   Gap ......................................         39,000   $    687,960
   Limited Brands ...........................         32,800        733,080
  *Mattel ...................................         38,600        610,652
                                                               ------------
                                                                  2,031,692
                                                               ------------
   CONSUMER STAPLES-5.35%
  *B&G Foods ................................             50            726
   ConAgra Foods ............................         31,900        646,932
   Kimberly-Clark ...........................         11,600        691,940
   Safeway ..................................         29,800        705,068
                                                               ------------
                                                                  2,044,666
                                                               ------------
   ENERGY-4.82%
   Chevron ..................................         11,000        624,470
   ConocoPhillips ...........................         10,100        587,618
   Exxon Mobil ..............................         11,200        629,104
                                                               ------------
                                                                  1,841,192
                                                               ------------
   FINANCIALS-14.50%
   Allstate .................................         12,000        648,840
   Aon ......................................         19,200        690,240
   Chubb ....................................          7,300        712,845
   Hartford Financial Services ..............          8,100        695,709
   Huntington Bancshares ....................         30,500        724,375
   Morgan Stanley ...........................         12,000        680,880
   Wachovia .................................         13,000        687,180
   Washington Mutual ........................         16,200        704,700
                                                               ------------
                                                                  5,544,769
                                                               ------------
   HEALTH CARE-11.02%
   Abbott Laboratories ......................         17,400        686,082
   Baxter International .....................         17,500        658,875
   Bristol-Myers Squibb .....................         31,400        721,572
   Merck ....................................         23,500        747,535
   Pfizer ...................................         29,000        676,280
   Wyeth ....................................         15,700        723,299
                                                               ------------
                                                                  4,213,643
                                                               ------------
   INDUSTRIALS-5.53%
   Boeing ...................................          9,800        688,352
   Union Pacific ............................          9,100        732,641
   Waste Management .........................         22,800        691,980
                                                               ------------
                                                                  2,112,973
                                                               ------------
   INFORMATION TECHNOLOGY-5.42%
   Hewlett-Packard ..........................         25,000        715,750
   International Business Machines ..........          8,100        665,820
  +Xerox ....................................         47,200        691,480
                                                               ------------
                                                                  2,073,050
                                                               ------------
   MATERIALS-1.78%
   duPont (E.I.) deNemours ..................         16,000        680,000
                                                               ------------
                                                                    680,000
                                                               ------------
   TELECOMMUNICATIONS-3.58%
   AT&T .....................................         27,800        680,822
   Verizon Communications ...................         22,800        686,736
                                                               ------------
                                                                  1,367,558
                                                               ------------

                                                  NUMBER OF       MARKET
                                                   SHARES          VALUE
                                                ------------   ------------
                                                                 (U.S. $)

   COMMON STOCK (CONTINUED)
   UTILITIES-1.86%
  *Progress Energy ..........................         16,200   $    711,504
                                                               ------------
                                                                    711,504
                                                               ------------
   TOTAL COMMON STOCK
     (COST $21,808,122) .....................                    22,621,047
                                                               ------------
   PREFERRED STOCK-0.05%
   Nexen 7.35% ..............................            790         20,398
                                                               ------------
   TOTAL PREFERRED STOCK
     (COST $19,750) .........................                        20,398
                                                               ------------

                                                  PRINCIPAL
                                                   AMOUNT
                                                ------------
                                                  (U.S. $)
   AGENCY ASSET-BACKED
     SECURITIES-0.19%
  ~Fannie Mae Grantor Trust
     Series 2004-T4 A2 3.93% 2/25/20 ........   $     14,363         14,318
     Series 2004-T4 A3 4.42% 8/25/24 ........         50,000         49,786
  ~Fannie Mae Whole Loan Series
     2002-W11 AV1 4.719% 11/25/32 ...........         10,194         10,196
                                                               ------------
   TOTAL AGENCY ASSET-BACKED SECURITIES
     (COST $74,624) .........................                        74,300
                                                               ------------

   AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS-2.07%
   Fannie Mae
   Series 1996-46 ZA 7.50% 11/25/26 .........         25,737         27,345
   Series 2003-122 AJ 4.50% 2/25/28 .........         24,933         24,395
   Series 2005-110 MB 5.50% 9/25/35 .........         60,000         60,500
   Fannie Mae Grantor Trust Series
   2001-T8 A2 9.50% 7/25/41 .................         22,876         24,873
   Fannie Mae Whole Loan
   Series 2004-W3 A2 3.75% 5/25/34 ..........         75,000         74,151
   Series 2004-W9 2A1 6.50% 2/25/44 .........         38,561         39,497
   Series 2004-W11 1A2 6.50% 5/25/44 ........         42,366         43,402
   Freddie Mac
   Series 1730 Z 7.00% 5/15/24 ..............         21,064         22,098
   Series 2326 ZQ 6.50% 6/15/31 .............         87,017         91,312
   Series 2480 EH 6.00% 11/15/31 ............          5,953          5,968
   Series 2550 QX 4.75% 6/15/27 .............         25,000         24,892
   Series 2662 MA 4.50% 10/15/31 ............         45,487         44,673
   Series 2872 GC 5.00% 11/15/29 ............         40,000         39,278
   Series 2890 PC 5.00% 7/15/30 .............         65,000         63,887
   Series 3022 MB 5.00% 12/15/28 ............         30,000         29,676
   Series 3063 PC 5.00% 2/15/29 .............         60,000         59,231
  >Freddie Mac Structured Pass
     Through Securities
     Series T-58 1A2 3.108% 5/25/35 .........         12,298         12,231
   Series T-58 2A 6.50% 9/25/43 .............         42,157         43,189
   GNMA Series 2002-62 B 4.763% 1/16/25 .....         60,000         59,513
                                                               ------------
   TOTAL AGENCY COLLATERALIZED MORTGAGE
     OBLIGATIONS (COST $799,521) ............                       790,111
                                                               ------------

                                                               Balanced Series-4

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)
   AGENCY MORTGAGE-BACKED
    SECURITIES-6.06%
   Fannie Mae
     5.73% 12/1/08 ..........................   $     40,674   $     41,424
     6.50% 8/1/17 ...........................         29,062         29,816
     6.765% 1/1/07 ..........................          4,447          4,478
   Fannie Mae Relocation 30 yr
     5.00% 11/1/33 ..........................         65,260         63,935
     5.00% 11/1/34 ..........................         50,892         49,778
   Fannie Mae S.F. 15 yr
     4.50% 11/1/19 ..........................         92,427         90,117
     6.00% 4/1/17 ...........................         52,347         53,525
   Fannie Mae S.F. 15 yr TBA
     4.50% 1/1/21 ...........................        295,000        287,072
     5.00% 1/1/21 ...........................         10,000          9,894
   Fannie Mae S.F. 20 yr 5.50% 8/1/25 .......         43,052         42,972
   Fannie Mae S.F. 30 yr
     5.50% 3/1/29 ...........................         79,588         79,065
     5.50% 4/1/29 ...........................         92,773         92,164
     6.00% 8/1/35 ...........................         13,950         14,085
     6.00% 8/1/35 ...........................         22,486         22,703
     7.50% 6/1/31 ...........................         37,397         39,209
     9.50% 6/1/19 ...........................         10,566         11,359
   Fannie Mae S.F. 30 yr TBA
     5.00% 1/1/36 ...........................        305,000        295,563
     5.50% 1/1/36 ...........................        630,000        623,896
     6.00% 1/25/36 ..........................        115,000        116,078
  ~Freddie Mac ARM 3.733% 4/1/34 ............         37,317         37,527
   Freddie Mac Relocation 30 yr
     5.00% 9/1/33 ...........................        112,365        110,293
   Freddie Mac S.F. 15 yr 4.00% 2/1/14 ......         71,482         68,489
   Freddie Mac S.F. 20 yr 5.50% 9/1/24 ......         81,669         81,644
   Freddie Mac S.F. 30 yr
     6.50% 10/1/33 ..........................         21,030         21,563
     7.00% 11/1/33 ..........................         19,116         19,923
   GNMA S.F. 30 yr 7.50% 1/15/32 ............          8,786          9,244
                                                               ------------
   TOTAL AGENCY MORTGAGE-BACKED SECURITIES
     (COST $2,313,610) ......................                     2,315,816
                                                               ------------
   AGENCY OBLIGATIONS-2.30%
   Fannie Mae
    *3.125% 12/15/07 .........................        15,000         14,560
    *3.375% 12/15/08 .........................       265,000        255,586
    ^6.06% 10/9/19 ...........................        15,000          7,305
    *6.25% 2/1/11 ............................       105,000        111,012
   Federal Home Loan Bank
     2.50% 3/15/06 ..........................        105,000        104,561
     4.25% 9/14/07 ..........................        145,000        143,856
  ^Financing Corporation Principal Strips
   CPN 1 4.898% 11/11/17 ....................         25,000         13,969
   PRN 2 5.031% 11/30/17 ....................        140,000         79,187
   PRN 13 4.883% 12/27/18 ...................         20,000         10,701

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)
   AGENCY OBLIGATIONS (CONTINUED)
  ^Residual Funding Principal Strips
   5.122% 10/15/19 ..........................   $     60,000   $     31,327
  ^Resolution Funding Corporation
   5.24% 10/15/25 ...........................        275,000        107,457
                                                               ------------
   TOTAL AGENCY OBLIGATIONS
     (COST $880,666) ........................                       879,521
                                                               ------------
   COMMERCIAL MORTGAGE-BACKED
     SECURITIES-3.08%
   Bank of America Commercial Mortgage
     Securities
     Series 2004-5 A3 4.561% 11/10/41 .......         40,000         38,873
     Series 2005-1 A3 4.877% 11/10/42 .......         65,000         64,506
  #Bear Stearns Commercial Mortgage
     Securities Series 2004-ESA E 144A
     5.064% 5/14/16 .........................         40,000         40,062
  ~Citigroup/Deutsche Bank Commercial
     Mortgage Trust Series 2005-CD1 AJ
     5.225% 7/15/44 .........................         15,000         14,987
 >#Commercial Mortgage Pass Through
     Certificates Series 2001-J1A A2 144A
     6.457% 2/14/34 .........................         29,592         31,036
  #Crown Castle Towers Series
     2005-1A C 144A 5.074% 6/15/35 ..........         25,000         24,547
   First Union-Lehman Brothers-Bank
     of America Series 1998-C2 A2
     6.56% 11/18/35 .........................         31,698         32,579
   General Electric Capital Commercial
     Mortgage Trust
     Series 2002-1A A3 6.269% 12/10/35 ......         75,000         79,444
    *Series 2005-C2 A2 4.706% 5/10/43 .......         60,000         59,146
     Series 2005-C3 A3FX 4.863% 7/10/45 .....         20,000         19,821
    ~Series 2005-C4 A2 5.305% 11/10/45 ......         55,000         55,533
   General Motors Acceptance Corporation
     Commercial Mortgage Securities Series
     1998-C2 A2 6.42% 5/15/35 ...............         94,839         97,656
  *Greenwich Capital Commercial Funding
     Series 2005-GG5 A2 5.117% 4/10/37 ......         50,000         50,121
  #Hilton Hotel Pool Trust Series 2000
     HLTA A1 144A 7.055% 10/3/15 ............         18,164         19,094
   JPMorgan Chase Commercial
     Mortgage Securities
     Series 2002-C1 A3 5.376% 7/12/37 .......         35,000         35,486
     Series 2003-C1 A2 4.985% 1/12/37 .......         68,000         67,497
  ~Series 2005-CB11 A4 5.335% 8/12/37 .......         70,000         70,627
   LB-UBS Commercial Mortgage Trust
     Series 2002-C1 A4 6.462% 3/15/31 .......         55,000         58,945
     Series 2005-C5 A2 4.885% 9/15/30 .......         55,000         54,605
   Merrill Lynch Mortgage Trust
    ~Series 2004-BPC1 A3 4.467% 10/12/41 ....         25,000         24,160
     Series 2005-CIP1 A2 4.96% 7/12/38 ......        115,000        114,342
    ~Series 2005-CIP1 B 5.101% 7/12/38 ......         25,000         24,783

                                                               Balanced Series-5

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)
   COMMERCIAL MORTGAGE-BACKED
    SECURITIES (CONTINUED)
   Morgan Stanley Capital I
     Series 2005-HQ6 A2A 4.882% 8/13/42 .....   $     25,000   $     24,815
    ~Series 2005-HQ7 A4 5.205% 11/14/42 .....         30,000         30,250
  #Tower Series 2004-2A A 144A
     4.232% 12/15/14 ........................         45,000         43,495
                                                               ------------
   TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
     (COST $1,201,442) ......................                     1,176,410
                                                               ------------
   Corporate Bonds-12.57%
   BANKING-1.33%
 ~#Banco Santander 144A 4.81% 12/9/09 .......         40,000         39,904
 ~Barclays Bank 6.278% 12/29/49 .............         20,000         20,138
   Citigroup 5.875% 2/22/33 .................         45,000         46,298
   Credit Suisse First Boston USA
     6.125% 11/15/11 ........................         55,000         57,807
  #Mizuho Financial Group 144A
     5.79% 4/15/14 ..........................         25,000         25,869
   Popular North America 4.25% 4/1/08 .......         55,000         53,973
   Popular North America Capital Trust
     6.564% 9/15/34 .........................         50,000         51,594
 ~#Rabobank Capital Funding II 144A
     5.26% 12/29/49 .........................         35,000         34,731
  ~RBS Capital Trust I 4.709% 12/29/49 ......         60,000         57,115
   Regions Financial 6.375% 5/15/12 .........         35,000         37,539
 ~#Resona Preferred Global Securities
   Cayman 144A 7.191% 12/29/49 ..............         80,000         85,023
                                                               ------------
                                                                    509,991
                                                               ------------
   BASIC INDUSTRY-0.32%
   Barrick Gold Finance 7.50% 5/1/07 ........         15,000         15,442
   Bowater 9.50% 10/15/12 ...................         10,000         10,350
  #Codelco 144A 5.625% 9/21/35 ..............         30,000         29,992
 *#Huntsman International 144A
     7.375% 1/1/15 ..........................          5,000          4,850
   Lubrizol 4.625% 10/1/09 ..................         30,000         29,429
   Potlatch 13.00% 12/1/09 ..................          5,000          5,996
  *Rhodia 8.875% 6/1/11 .....................          5,000          5,150
     Smurfit Capital Funding
     7.50% 11/20/25 .........................         10,000          8,850
 ++Solutia 6.72% 10/15/37 ...................         10,000          7,700
   Tembec Industries 8.625% 6/30/09 .........         10,000          5,750
                                                               ------------
                                                                    123,509
                                                               ------------
   BROKERAGE-0.54%
   Amvescap 4.50% 12/15/09 ..................         55,000         54,016
   Franklin Resources 3.70% 4/15/08 .........         50,000         48,761
   Goldman Sachs 6.345% 2/15/34 .............         60,000         63,243
   LaBranche & Company
     11.00% 5/15/12 .........................          5,000          5,575
   Morgan Stanley 4.75% 4/1/14 ..............         35,000         33,624
                                                               ------------
                                                                    205,219
                                                               ------------

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)
   CORPORATE BONDS (CONTINUED)
   CAPITAL GOODS-0.41%
   Aleris International 9.00% 11/15/14 ......   $      5,000   $      5,175
  *Armor Holdings 8.25% 8/15/13 .............          5,000          5,400
   Casella Waste Systems 9.75% 2/1/13 .......         10,000         10,575
   General Electric 5.00% 2/1/13 ............         70,000         70,067
   Geo Subordinate 11.00% 5/15/12 ...........         10,000          9,850
  *Graham Packaging 9.875% 10/15/14 .........          5,000          4,900
   Interface 10.375% 2/1/10 .................          5,000          5,438
   Intertape Polymer 8.50% 8/1/14 ...........          5,000          4,960
   York International 6.625% 8/15/06 ........         40,000         40,321
                                                               ------------
                                                                    156,686
                                                               ------------
   COMMUNICATIONS-1.43%
***Adelphia Communications
     8.125% 7/15/06 .........................          5,000          2,850
   American Cellular 10.00% 8/1/11 ..........          5,000          5,450
  *American Tower 7.125% 10/15/12 ...........          5,000          5,175
   BellSouth
   4.20% 9/15/09 ............................         25,000         24,305
  *6.00% 11/15/34 ...........................          5,000          5,013
 *#CCH I LLC 144A 11.00% 10/1/15 ............          4,000          3,380
   Charter Communications Holdings
     11.125% 1/15/11 ........................          5,000          2,775
 ^^13.50% 1/15/11 ...........................          5,000          3,275
   Comcast 6.50% 11/15/35 ...................         35,000         35,785
   Cox Communications 4.625% 1/15/10 ........         25,000         24,223
  *CSC Holdings 10.50% 5/15/16 ..............          5,000          5,325
  *Insight Midwest 10.50% 11/1/10 ...........          5,000          5,281
   iPCS 11.50% 5/1/12 .......................          5,000          5,763
   MCI 7.688% 5/1/09 ........................          5,000          5,175
   Mediacom Capital 9.50% 1/15/13 ...........          5,000          4,906
  *Rural Cellular 9.875% 2/1/10 .............          5,000          5,300
   SBC Communications
     4.125% 9/15/09 .........................         40,000         38,658
     6.15% 9/15/34 ..........................         35,000         35,275
   Sheridan Acquisition Group
     10.25% 8/15/11 .........................          5,000          5,169
 *#Sirius Satellite Radio 144A
     9.625% 8/1/13 ..........................          5,000          4,950
   Sprint Capital
     4.78% 8/17/06 ..........................         40,000         39,974
     8.75% 3/15/32 ..........................         35,000         46,588
   Telecom Italia Capital 4.00% 1/15/10 .....         35,000         33,366
   Telefonos de Mexico 4.50% 11/19/08 .......         65,000         63,985
   Thomson 5.75% 2/1/08 .....................         30,000         30,441
   Time Warner Entertainment
     8.375% 3/15/23 .........................         10,000         11,591
  ~US LEC 12.716% 10/1/09 ...................          5,000          5,400
   Valor Telecom 7.75% 2/15/15 ..............          5,000          5,250
   Verizon Global
     4.90% 9/15/15 ..........................          5,000          4,849
     5.85% 9/15/35 ..........................         10,000          9,670
   Verizon Wireless 5.375% 12/15/06 .........         60,000         60,211
  *XM Satellite Radio 12.00% 6/15/10 ........          5,000          5,638
                                                               ------------
                                                                    544,996
                                                               ------------

                                                               Balanced Series-6

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)
   CORPORATE BONDS (CONTINUED)
   CONSUMER CYCLICAL-0.87%
 *#CCM Merger 144A 8.00% 8/1/13 .............   $      5,000   $      4,825
  ~Centex 4.50% 8/1/07 ......................         40,000         40,001
  ~DaimlerChrysler NA Holdings
     4.78% 10/31/08 .........................         30,000         30,040
   Ford Motor Credit
     5.625% 10/1/08 .........................         25,000         21,950
     5.70% 1/15/10 ..........................         25,000         21,270
     6.625% 6/16/08 .........................         35,000         31,764
   General Motors Acceptance Corporation
     6.875% 9/15/11 .........................         40,000         36,519
   Johnson Controls 5.00% 11/15/06 ..........         20,000         19,969
  #Knowledge Learning 144A
     7.75% 2/1/15 ...........................         10,000          9,550
   Landry's Restaurant 7.50% 12/15/14 .......          5,000          4,700
  *Metaldyne 10.00% 11/1/13 .................          5,000          4,550
   Penn National Gaming
     8.875% 3/15/10 .........................          5,000          5,275
  *Royal Caribbean Cruises
     7.25% 3/15/18 ..........................          5,000          5,400
   Time Warner 8.18% 8/15/07 ................         75,000         78,482
 ^^Town Sports International
     11.00% 2/1/14 ..........................          5,000          3,475
   True Temper Sports 8.375% 9/15/11 ........          5,000          4,525
  #Uno Restaurant 144A 10.00% 2/15/11 .......          5,000          4,525
   Warner Music Group 7.375% 4/15/14 ........          5,000          4,988
                                                               ------------
                                                                    331,808
                                                               ------------
   CONSUMER NON-CYCLICAL-1.21%
   Amgen 4.00% 11/18/09 .....................          6,000          5,823
   Baxter International 5.196% 2/16/08 ......         25,000         25,086
   Caremark Rx 7.375% 10/1/06 ...............         70,000         71,225
   Cott Beverages 8.00% 12/15/11 ............          5,000          5,150
   Kraft Foods 4.125% 11/12/09 ..............         55,000         53,268
   Kroger 6.375% 3/1/08 .....................         30,000         30,627
  #Le-Natures 144A 10.00% 6/15/13 ...........          5,000          5,275
   Medco Health Solutions
     7.25% 8/15/13 ..........................         75,000         82,509
  #Medtronic 144A 4.375% 9/15/10 ............          5,000          4,904
   Playtex Products 9.375% 6/1/11 ...........          5,000          5,263
   Safeway 6.15% 3/1/06 .....................         30,000         30,013
   Universal 6.50% 2/15/06 ..................         40,000         40,080
   US Oncology 10.75% 8/15/14 ...............          5,000          5,575
   UST 6.625% 7/15/12 .......................         30,000         31,236
 ^^Vanguard Health 11.25% 10/1/15 ...........          5,000          3,675
  #Warner Chilcott 144A 8.75% 2/1/15 ........          5,000          4,625
   WellPoint 4.25% 12/15/09 .................         25,000         24,373
   Wyeth 5.50% 2/1/14 .......................         35,000         35,511
                                                               ------------
                                                                    464,218
                                                               ------------

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)
   CORPORATE BONDS (CONTINUED)
   ELECTRIC-1.61%
   Arizona Public Service 5.50% 9/1/35 ......   $     25,000   $     23,736
   Avista 7.75% 1/1/07 ......................        130,000        133,236
 ++Calpine 10.50% 5/15/06 ...................          5,000          2,200
++#Calpine 144A 9.90% 7/15/07 ...............            196            160
   Detroit Edison 5.70% 10/1/37 .............         45,000         44,468
  ~Dominion Resources 4.819% 9/28/07 ........         30,000         30,028
   Duke Capital 5.668% 8/15/14 ..............         35,000         35,358
  *#Dynegy Holdings 144A
     10.125% 7/15/13 ........................         10,000         11,350
   FPL Group Capital 4.086% 2/16/07 .........         40,000         39,612
   Midwest Generation 8.75% 5/1/34 ..........          5,000          5,531
   Pepco Holdings 5.50% 8/15/07 .............         40,000         40,257
  #Power Contract Financing 144A
     5.20% 2/1/06 ...........................         17,199         17,203
     6.256% 2/1/10 ..........................         20,000         20,305
   PSEG Funding Trust I
     5.381% 11/16/07 ........................         40,000         40,079
  ~SCANA 4.56% 3/1/08 .......................         40,000         40,051
  ~Secunda International 12.15% 9/1/12 ......          5,000          5,275
   Southern California Edison
  ~4.555% 12/13/07 ..........................         30,000         30,014
     6.00% 1/15/34 ..........................         35,000         37,168
   Southern Capital Funding
     5.30% 2/1/07 ...........................         25,000         24,998
  #Texas Genco 144A 6.875% 12/15/14 .........          5,000          5,438
   TXU Electric Delivery 7.00% 5/1/32 .......         25,000         28,536
                                                               ------------
                                                                    615,003
                                                               ------------
   ENERGY-0.68%
  *Bluewater Finance 10.25% 2/15/12 .........          5,000          5,400
  #Canadian Oil Sands 144A
     4.80% 8/10/09 ..........................         35,000         34,486
  #Hilcorp Energy 144A 10.50% 9/1/10 ........          2,000          2,225
   Nexen 5.875% 3/10/35 .....................         20,000         19,734
   ONEOK 5.51% 2/16/08 ......................         25,000         25,111
   Reliant Energy 9.50% 7/15/13 .............          5,000          5,038
   USX 9.125% 1/15/13 .......................         40,000         49,118
   Valero Energy 6.125% 4/15/07 .............         45,000         45,569
   Weatherford International
     4.95% 10/15/13 .........................         70,000         68,585
   Whiting Petroleum 7.25% 5/1/13 ...........          5,000          5,088
                                                               ------------
                                                                    260,354
                                                               ------------
   FINANCE COMPANIES-0.98%
   America General Finance
     4.875% 7/15/12 .........................         30,000         29,347
     5.40% 12/1/15 ..........................         35,000         34,955
   FINOVA Group 7.50% 11/15/09 ..............          3,591          1,275
  ~HSBC Finance Capital Trust IX
     5.911% 11/30/35 ........................        100,000        101,038

                                                               Balanced Series-7

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)
   CORPORATE BONDS (CONTINUED)
   FINANCE COMPANIES (CONTINUED)
 o#Premium Asset Trust Series 2005-2 144A
     4.374% 2/2/07 ..........................   $     50,000   $     49,906
   Residential Capital
     6.125% 11/21/08 ........................         30,000         30,093
     6.375% 6/30/10 .........................         25,000         25,427
    *6.875% 6/30/15 .........................         95,000        101,123
                                                               ------------
                                                                    373,164
                                                               ------------
   INSURANCE-1.38%
   Ambac Financial Group 5.95% 12/5/35 ......         25,000         25,690
  #Farmers Insurance Exchange 144A
     6.00% 8/1/14 ...........................         10,000         10,176
     8.625% 5/1/24 ..........................         70,000         85,178
  ~ING Groep NV 5.775% 12/29/49 .............         15,000         15,231
   Marsh & McLennan
    ~4.27% 7/13/07 ..........................         10,000          9,972
     5.15% 9/15/10 ..........................         35,000         34,803
    *5.375% 3/15/07 .........................         40,000         40,090
     5.375% 7/15/14 .........................          5,000          4,929
     5.75% 9/15/15 ..........................         14,000         14,139
   MetLife
     5.00% 6/15/15 ..........................         20,000         19,653
     5.70% 6/15/35 ..........................          5,000          5,036
  #Nationwide Mutual Insurance 144A
     7.875% 4/1/33 ..........................         45,000         54,675
 *#Nippon Life Insurance 144A
     4.875% 8/9/10 ..........................         35,000         34,494
 ~#Oil Insurance 144A 5.15% 8/15/33 .........         85,000         84,437
   St. Paul Travelers 5.01% 8/16/07 .........         35,000         34,997
   Willis Group
    *5.125% 7/15/10 .........................         25,000         24,950
     5.625% 7/15/15 .........................         30,000         30,043
                                                               ------------
                                                                    528,493
                                                               ------------
   NATURAL GAS-0.86%
 *~Atmos Energy 4.525% 10/15/07 .............         40,000         40,063
   El Paso Production Holding
     7.75% 6/1/13 ...........................          5,000          5,213
   Enterprise Products Operating
     4.00% 10/15/07 .........................         50,000         48,976
     4.625% 10/15/09 ........................         40,000         39,047
   Inergy Finance 6.875% 12/15/14 ...........          5,000          4,575
   Sempra Energy
     4.621% 5/17/07 .........................         60,000         59,594
    ~4.84% 5/21/08 ..........................         50,000         50,127
   Valero Logistics Operations
     6.05% 3/15/13 ..........................         80,000         82,763
                                                               ------------
                                                                    330,358
                                                               ------------

   REAL ESTATE-0.15%
   American Real Estate Partners
     8.125% 6/1/12 ..........................          4,000          4,170
   BF Saul REIT 7.50% 3/1/14 ................          5,000          5,113
   Developers Diversified Realty
     4.625% 8/1/10 ..........................         50,000         48,483
                                                               ------------
                                                                     57,766
                                                               ------------

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)
   CORPORATE BONDS (CONTINUED)
   TECHNOLOGY-0.27%
   Motorola 4.608% 11/16/07 .................   $     90,000   $     89,477
 *#Sunguard Data Systems 144A
     10.25% 8/15/15 .........................          5,000          5,025
 *#Telcordia Technologies 144A
     10.00% 3/15/13 .........................         10,000          9,200
                                                               ------------
                                                                    103,702
                                                               ------------
   Transportation-0.53%
   Continental Airlines 6.503% 6/15/11 ......         95,000         93,396
  ~CSX 4.561% 8/3/06 ........................         20,000         20,031
  #Erac USA Finance 144A 7.35% 6/15/08 ......         80,000         83,995
 ^^H-Lines Finance Holdings
     11.00% 4/1/13 ..........................          5,000          4,163
                                                               ------------
                                                                    201,585
                                                               ------------
   TOTAL CORPORATE BONDS
   (COST $4,781,828) ........................                     4,806,852
                                                               ------------
   MUNICIPAL BONDS-1.83%
   Augusta, Georgia Water & Sewer Revenue
     5.25% 10/1/39 (FSA) ....................         55,000         58,683
   California State 5.00% 2/1/33 ............         20,000         20,565
   California State Economic Recovery
   Series A 5.25% 7/1/13 ....................         40,000         44,071
   California State University Systemwide
   Revenue 5.00% 11/1/30 (AMBAC) ............         20,000         21,027
   Colorado Department of Transportation
   Revenue Series B
     5.00% 12/15/12 (FGIC) ..................         70,000         75,795
     5.00% 12/15/13 (FGIC) ..................        125,000        135,904
   Forsyth, Montana Pollution Control
   Revenue (Portland General Project)
   Series A 5.20% 5/1/33 ....................         25,000         25,898
 >>Golden State, California Tobacco
   Securitization Corporation Settlement
   Series B 5.50% 6/1/43-13 .................         35,000         38,953
   Illinois State Taxable Pension
     5.10% 6/1/33 ...........................         30,000         29,550
   New Jersey Economic Development
   Authority Revenue Cigarette Tax
     5.75% 6/15/29 ..........................         40,000         42,344
   New York State Sales Tax Asset
   Receivables Series A
     5.25% 10/15/27 (AMBAC) .................         50,000         54,148
   New York State Urban Development
   Series A-1 5.25% 3/15/34 (FGIC) ..........         35,000         37,457
   Oregon State Taxable Pension
     5.892% 6/1/27 ..........................         35,000         37,882
   West Virginia Economic
   Development Authority
     5.37% 7/1/20 (MBIA) ....................         15,000         15,450
     6.07% 7/1/26 ...........................         60,000         63,398
                                                               ------------
   TOTAL MUNICIPAL BONDS
     (COST $681,743) ........................                       701,125
                                                               ------------

                                                               Balanced Series-8

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)
   NON-AGENCY ASSET-BACKED
   SECURITIES-2.44%
   Capital One Auto Finance Trust
   Series 2005-C A3 4.61% 7/15/10 ...........   $     35,000   $     34,844
   Citibank Credit Card Issuance Trust
   Series 2003-A7 A7 4.15% 7/7/17 ...........         45,000         42,513
   Countrywide Asset-Backed Certificates
    ~Series 2004-9 AF2 3.337% 9/25/23 ......           8,959          8,932
     Series 2004-S1 A2 3.872% 3/25/20 .......         50,000         49,143
    ~Series 2005-12 2A2 4.898% 2/25/36 ......         60,000         59,585
   Credit-Based Asset Servicing and
   Securitization Series 2005-CB8 AF1B
     5.451% 12/25/35 ........................         97,810         97,791
  #GSAA Trust Series 2004-4N Note 144A
     6.25% 5/25/34 ..........................         12,105         12,074
  ~Merrill Lynch Mortgage Investors Series
   2005-NCB A1A 5.451% 7/25/36 ..............         28,014         28,014
   Mid-State Trust
     Series 11 A1 4.864% 7/15/38 ............         21,448         20,478
     Series 2004-1 A 6.005% 8/15/37 .........         11,664         11,955
  ~Novastar Home Equity Loan
     Series 2004-4 A2B 4.719% 3/25/35 .......         75,000         75,139
  ~Option One Mortgage Loan Trust
     Series 2005-4 A3 4.639% 11/25/35 .......         75,000         75,019
   Renaissance Home Equity Loan Trust
     Series 2004-4 AF2 3.856% 2/25/35 .......         55,000         54,327
     Series 2005-4 A2 5.399% 2/25/36 ........         35,000         35,000
  ~Residential Asset Mortgage Products
     Series 2004-RS12 AII2
     4.609% 12/25/34 ........................         65,000         65,071
   Series 2004-RZ2 AI3 4.30% 1/25/31 ........         40,000         39,581
  ~Residential Funding Mortgage
   Securities II Series 2005-HI2 A1
     4.519% 5/25/35 .........................         59,630         59,638
  ~Saxon Asset Securities Trust
     Series 2005-1 A2B 4.599% 5/25/35 .......         55,000         55,044
   Structured Asset Securities
     Series 2001-SB1 A2 3.375% 8/25/31 ......         38,054         35,413
     Series 2004-16XS A2 4.91% 8/25/34 ......         72,040         71,789
                                                               ------------
   TOTAL NON-AGENCY ASSET-BACKED SECURITIES
     (COST $931,842) ........................                       931,350
                                                               ------------
   NON-AGENCY COLLATERALIZED
    MORTGAGE OBLIGATIONS-6.57%
  ~American Home Mortgage Investment Trust
     Series 2004-2 4A2 3.635% 2/25/44 .......         20,619         20,577
  ~Banc of America Mortgage Securities
     Series 2005-E 2A1 4.981% 6/25/35 .......         22,577         22,342
   Bank of America Alternative Loan Trust
     Series 2003-10 2A1 6.00% 12/25/33 ......         77,050         77,363
     Series 2004-2 1A1 6.00% 3/25/34 ........         42,522         42,695
     Series 2005-3 2A1 5.50% 4/25/20 ........         44,987         45,071
     Series 2005-5 2CB1 6.00% 6/25/35 .......         49,730         50,077
     Series 2005-9 5A1 5.50% 10/25/20 .......         29,224         29,187

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)

   NON-AGENCY COLLATERALIZED
    MORTGAGE OBLIGATIONS (CONTINUED)
   Bank of America Mortgage Securities
    ~Series 2003-D 1A2 3.428% 5/25/33 .......   $      2,583   $      2,586
    ~Series 2003-I 2A4 3.828% 10/25/33 ......         80,513         80,042
    ~Series 2004-A 1A1 3.459% 2/25/34 .......         22,321         22,175
    ~Series 2004-E 1A1 3.516% 6/25/34 .......         48,177         47,363
    ~eries 2005-9 2A1 4.75% 10/25/20 ........         48,768         47,636
    ~Series 2005-F 2A3 4.731% 7/25/35 .......         65,848         64,963
    ~Series 2005-I 2A1 4.887% 10/25/35 ......         38,933         38,445
  ~Bear Stearns Adjustable Rate
   Mortgage Trust
     Series 2005-7 1A2 4.75% 8/25/35 ........         22,851         22,376
     Series 2005-10 A1 4.75% 10/25/35 .......         47,999         47,522
   Chase Mortgage Finance Corporation
   Series 2003-S8 A2 5.00% 9/25/18 ..........         90,864         89,727
   Countrywide Alternative Loan Trust
   Series 2004-28CB 6A1 6.00% 1/25/35 .......         21,957         22,055
    ~Series 2004-J7 1A2 4.673% 8/25/34 ......         44,377         44,217
    ~Series 2005-63 3A1 5.909% 11/25/35 .....         58,563         58,837
   Credit Suisse First Boston
   Mortgage Securities
     Series 2003-29 5A1 7.00% 12/25/33 ......         25,512         26,070
     Series 2004-1 3A1 7.00% 2/25/34 ........         15,473         15,754
   First Horizon Alternative
   Mortgage Securities
     Series 2004-FA1 1A1 6.25% 10/25/34 .....         60,949         61,688
   First Horizon Asset Securities
     Series 2003-5 1A17 8.00% 7/25/33 .......         19,475         20,374
    ~Series 2004-AR5 4A1 5.686% 10/25/34 ....         38,371         38,405
  #GSMPS Mortgage Loan Trust 144A
     Series 1998-3 A 7.75% 9/19/27 ..........         41,649         43,796
     Series 2005-RP1 1A3 8.00% 1/25/35 ......         31,328         33,304
     Series 2005-RP1 1A4 8.50% 1/25/35 ......         19,640         21,195
  oIndymac Index Mortgage Loan Trust
     Series 2005-AR25 1A21
     5.908% 12/25/35 ........................         49,602         50,021
  oJP Morgan Mortgage Trust
     Series 2005-A2 2A1 4.727% 4/25/35 ......         51,923         51,582
     Series 2005-A6 1A2 5.154% 9/25/35 ......         60,000         59,684
   Lehman Mortgage Trust
   Series 2005-2 2A3 5.50% 12/25/35 .........         49,312         49,544
  ~MASTR Adjustable Rate Mortgages Trust
     Series 2003-6 1A2 2.909% 12/25/33 ......         54,704         54,394
   MASTR Alternative Loans Trust
     Series 2003-6 3A1 8.00% 9/25/33 ........         11,482         11,736
     Series 2005-3 7A1 6.00% 4/25/35 ........         55,905         56,298
  #MASTR Reperforming Loan Trust 144A
     Series 2005-1 1A5 8.00% 8/25/34 ........         47,226         50,098
     Series 2005-2 1A4 8.00% 5/25/35 ........         22,484         23,805
  #MASTR Specialized Loan Trust 144A
   Series 2005-2 A2 5.15% 7/25/35 ...........         39,577         39,003

                                                               Balanced Series-9

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)
   NON-AGENCY COLLATERALIZED
    MORTGAGE OBLIGATIONS (CONTINUED)
   Nomura Asset Acceptance
    ~Series 2004-AP2 A2 4.099% 7/25/34 ......   $      2,733   $      2,725
     Series 2005-WF1 2A2 4.786% 3/25/35 .....         65,000         64,204
   Prime Mortgage Trust
     Series 2004-2 A2 4.75% 11/25/19 ........         48,182         47,207
     Series 2004-CL1 1A1 6.00% 2/25/34 ......         24,490         24,452
   Residential Asset Mortgage Products
     Series 2004-SL1 A3 7.00% 11/25/31 ......         28,387         29,029
     Series 2004-SL4 A3 6.50% 7/25/32 .......         35,143         35,933
     Series 2005-SL1 A2 6.00% 5/25/32 .......         45,632         46,475
  ~Structured Adjustable Rate
   Mortgage Loan Trust
     Series 2004-18 5A 5.50% 12/25/34 .......         40,678         40,500
     Series 2005-3XS A2 4.629% 1/25/35 ......         85,000         85,027
   Structured Asset Securities
  ~Series 2002-22H 1A 6.983% 11/25/32 .......         14,536         14,790
   Series 2004-12H 1A 6.00% 5/25/34 .........         51,754         51,738
  ~Thornburg Mortgage Securities Trust
     2005-3 A1 4.609% 10/25/35 ..............         57,954         57,960
  >Washington Mutual Alternative
   Mortgage Pass-Through Certificates
     Series 2005-9 3CB 5.50% 10/25/20 .......         58,458         58,531
   Washington Mutual
    ~Series 2003-AR4 A7 3.95% 5/25/33 .......         26,807         26,219
    ~Series 2003-AR9 1A7 4.053% 9/25/33 .....         38,013         37,296
     Series 2004-CB3 4A 6.00% 10/25/19 ......         75,296         76,661
  ~Series 2005-AR3 A1 4.65% 3/25/35 .........         60,885         59,949
  ~Wells Fargo Mortgage Backed
   Securities Trust
     Series 2004-DD 2A3 4.521% 1/25/35 ......         60,000         58,982
     Series 2004-I 1A1 3.39% 7/25/34 ........         63,239         63,252
     Series 2004-T A1 3.451% 9/25/34 ........         47,200         47,174
                                                               ------------
   TOTAL NON-AGENCY COLLATERALIZED MORTGAGE
     OBLIGATIONS (COST $2,538,757) ..........                     2,510,111
                                                               ------------

   U.S. TREASURY OBLIGATIONS-3.99%
  ^U.S. Treasury Bill 3.715% 3/30/06 ........         80,000         79,250
  *U.S. Treasury Bond 5.375% 2/15/31 ........        165,000        185,392
   U.S. Treasury Inflation Index Notes
     80.875% 4/15/10 ........................        105,142         99,988
     1.875% 7/15/15 .........................         15,361         15,111
     82.00% 7/15/14 .........................         68,686         68,324
     3.00% 7/15/12 ..........................        127,400        134,746
   U.S. Treasury Notes
    *3.625% 6/30/07 .........................        390,000        385,673
    *3.75% 3/31/07 ..........................         70,000         69,426
    *4.125% 8/15/10 .........................        140,000        138,666
    *4.375% 11/15/08 ........................        100,000        100,047
    *4.375% 12/15/10 ........................         10,000         10,011
    5.375% 2/15/31 ..........................         75,000         84,270
 *^U.S. Treasury Strip 4.202% 11/15/13 ......        220,000        155,359
                                                               ------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (COST $1,530,366) ......................                     1,526,263
                                                               ------------

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)
   REPURCHASE AGREEMENTS-2.40%
   With BNP Paribas 3.30% 1/03/06 (dated
     12/30/05, to be repurchased at
     $579,212, collateralized by $12,000
     U.S. Treasury Bills due 1/26/06,
     market value $11,858, $8,000 U.S.
     Treasury Bills due 2/23/06, market
     value $8,106, $16,000 U.S. Treasury
     Bills due 5/4/06, market value
     $15,863, $107,000 U.S. Treasury Bills
     due 6/1/06, market value $105,298,
     $300,000 U.S. Treasury Bills due
     6/29/08, market value $294,110,
     $107,000 U.S. Treasury Notes 2.625%
     due 5/15/08, market value $102,817
     and $53,000 U.S. Treasury Notes
     3.125% due 5/15/07, market value
     $52,788) ...............................   $    579,000   $    579,000

   With UBS Warburg 3.40% 1/03/06 (dated
     12/30/05, to be repurchased at
     $338,128, collateralized by $39,000
     U.S. Treasury Notes 2.00% due
     5/15/06, market value $39,043 and
     $296,000 U.S. Treasury Notes 5.625%
     due 5/15/08, market value $306,028) ....        338,000        338,000
                                                               ------------
   TOTAL REPURCHASE AGREEMENTS
     (COST $917,000) ........................                       917,000
                                                               ------------
   TOTAL MARKET VALUE OF SECURITIES
     BEFORE SECURITIES LENDING
     COLLATERAL-102.72%
     (COST $38,479,271) .....................                    39,270,304
                                                               ------------
   SECURITIES LENDING COLLATERAL**-7.63%
   SHORT-TERM INVESTMENTS
   FIXED RATE NOTES-1.81%
   Citigroup Global Markets 4.29% 1/3/06 ....        602,323        602,323
   Wilmington Trust Company
     4.05% 1/5/06 ...........................         88,287         88,287
                                                               ------------
                                                                    690,610
                                                               ------------
  ~VARIABLE RATE NOTES-5.82%
   Abbey National 4.14% 1/13/06 .............         65,332         65,341
   ANZ National 4.31% 1/30/07 ...............         17,657         17,657
   Australia New Zealand 4.35% 1/30/07 ......         88,287         88,287
   Bank of New York 4.33% 4/4/06 ............         70,630         70,630
   Bank of the West 4.27% 3/2/06 ............         88,287         88,287
   Bayerische Landesbank 4.40% 8/25/06 ......         88,287         88,287
   Bear Stearns
     4.14% 1/17/06 ..........................         17,657         17,660
     4.39% 6/30/06 ..........................        105,944        105,944
   Beta Finance 4.33% 4/18/06 ...............         88,287         88,283
   Canadian Imperial Bank 4.35% 1/30/07 .....         44,143         44,144
   CDC Financial Products 4.35% 1/30/06 .....        114,773        114,773
   Citigroup Global Markets 4.32% 1/6/06 ....        114,773        114,773

                                                              Balanced Series-10

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)
   SECURITIES LENDING COLLATERAL** (CONTINUED)
   SHORT-TERM INVESTMENTS (CONTINUED)
  ~VARIABLE RATE NOTES (CONTINUED)
   Commonwealth Bank Australia
     4.35% 1/30/07 ..........................   $     88,287   $     88,287
   Credit Suisse First Boston New York
     4.35% 4/18/06 ..........................         95,350         95,350
   Goldman Sachs 4.39% 1/2/07 ...............        114,773        114,773
   Manufacturers & Traders
     4.36% 9/26/06 ..........................         88,287         88,271
   Marshall & Ilsley Bank
     4.35% 1/30/07 ..........................         97,116         97,116
   Merrill Lynch Mortgage Capital
     4.35% 1/12/06 ..........................        114,773        114,773
   Morgan Stanley 4.43% 1/2/07 ..............        109,476        109,476
   National City Bank 4.31% 1/23/06 .........        100,647        100,649

                                                 PRINCIPAL        MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
                                                  (U.S. $)       (U.S. $)
   SECURITIES LENDING COLLATERAL** (CONTINUED)
   SHORT-TERM INVESTMENTS (CONTINUED)
  ~VARIABLE RATE NOTES (CONTINUED)
   Nordea Bank Norge ASA
     4.34% 1/30/07 ..........................   $     88,287   $     88,287
   Proctor & Gamble 4.46% 1/30/07 ...........         88,287         88,287
   Royal Bank of Scotland 4.34% 1/30/07 .....         88,287         88,287
   Sigma Finance 4.33% 3/16/06 ..............         26,486         26,487
   Societe Generale NY 4.26% 1/30/07 ........         44,143         44,143
   Toyota Motor Credit 4.30% 6/23/06 ........         88,287         88,291
   Wells Fargo 4.36% 1/30/07 ................         88,287         88,287
                                                               ------------
                                                                  2,224,830
                                                               ------------

   TOTAL SECURITIES LENDING COLLATERAL
     (COST 2,915,440) .......................                     2,915,440
                                                               ------------

                                                              Balanced Series-11

DELAWARE VIP BALANCED SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-110.35%
  (COST $41,394,711) .......................................   $ 42,185,744@

OBLIGATION TO RETURN SECURITIES LENDING
  COLLATERAL-(7.63%)** .....................................     (2,915,440)

LIABILITIES NET OF RECEIVABLES AND OTHER
  ASSETS-(2.72%) ...........................................     (1,038,054)
                                                               ------------

NET ASSETS APPLICABLE TO 2,825,189 SHARES
  OUTSTANDING-100.00% ......................................   $ 38,232,250
                                                               ============

NET ASSET VALUE-DELAWARE VIP BALANCED SERIES
  STANDARD CLASS ($38,227,147/ 2,824,811 SHARES) ...........   $      13.53
                                                               ============

NET ASSET VALUE-DELAWARE VIP BALANCED SERIES
  SERVICE CLASS ($5,103/ 377.5 SHARES) .....................   $      13.52
                                                               ============

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005
Shares of beneficial interest
  (unlimited authorization-no par) .........................   $ 57,327,123
Undistributed net investment income ........................      1,113,970
Accumulated net realized loss on investments ...............    (21,001,111)
Net unrealized appreciation of investments .................        792,268
                                                               ------------
Total net assets ...........................................   $ 38,232,250
                                                               ============
----------
  *Fully or partially on loan.
 **See Note 9 in "Notes to Financial Statements."
  @Includes $3,223,229 of securities loaned.
  +Non-income producing security for the year ended December 31, 2005. ++Non-income producing security. Security is currently in default.
***Security is currently in default. The issue has missed the maturity date.
   Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
  ^Zero coupon security. The interest rate shown is the yield at the time of purchase.
  ~Variable rate securities. The interest rate shown is the rate as of
   December 31, 2005.
 ^^Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
  #Security exempt from registration under Rule 144A of the Securities
   Act of 1933. At December 31, 2005, the aggregate amount of Rule 144A securities equals $1,152,165, which represented 3.01% of the Series' net assets. See Note 10 in "Notes to Financial Statements."
 ##Fully or partially pledged as collateral for financial futures contracts.
  >Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
 >>Pre-Refunded Bonds. Municipals that are generally backed or secured by U.S.
   Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 10 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:

AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
CPN - Coupon
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
PRN - Principal only strip
REIT - Real Estate Investment Trust
S.F. - Single
Family TBA - To be announced yr - Year

The following financial futures contracts were outstanding at December 31, 2005:

FUTURES CONTRACTS(1)

                                                                                   UNREALIZED
           CONTRACTS               NOTIONAL        NOTIONAL                       APPRECIATION
         TO BUY (SELL)          COST (PROCEEDS)      VALUE      EXPIRATION DATE  (DEPRECIATION)
------------------------------  ---------------  -------------  ---------------  --------------
(2) U.S. Treasury 10 year note   $     (218,663) $    (218,813)    3/31/06       $         (150)
1 U.S. Treasury long Bond               112,803        114,188     3/31/06                1,385
                                                                                 --------------
                                                                                 $        1,235
                                                                                 ==============

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

(1)See Note 7 in "Notes to Financial Statements."

                             See accompanying notes

                                                              Balanced Series-12

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Interest ...................................................   $    786,243
Dividends ..................................................        599,420
Securities lending income ..................................          6,514
                                                               ------------
                                                                  1,392,177
                                                               ------------
EXPENSES:
Management fees ............................................        268,826
Reports and statements to shareholders .....................         18,150
Legal and professional fees ................................         16,471
Accounting and administration expenses .....................         15,158
Pricing fees ...............................................         11,431
Custodian fees .............................................          9,940
Dividend disbursing and transfer agent fees and expenses ...          4,136
Insurance fees .............................................          3,139
Trustees' fees .............................................          2,191
Taxes (other than taxes on income) .........................          1,176
Registration fees ..........................................             96
Distribution expenses - Service Class ......................             15
Other ......................................................          3,295
                                                               ------------
                                                                    354,024
Less expenses absorbed or waived ...........................        (23,627)
Less waiver of distribution expenses - Service Class .......             (3)
Less expense paid indirectly ...............................         (1,389)
                                                               ------------
Total expenses .............................................        329,005
                                                               ------------
NET INVESTMENT INCOME ......................................      1,063,172
                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
Net realized gain (loss) on:
  Investments ..............................................      3,667,195
  Futures contracts ........................................          1,951
  Swap agreements ..........................................         (7,811)
                                                               ------------
Net realized gain ..........................................      3,661,335
                                                               ------------
Net change in unrealized appreciation/depreciation
  of investments ...........................................     (3,243,861)
                                                               ------------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS ..............................................        417,474
                                                               ------------
  NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ..........................................   $  1,480,646
                                                               ============

                             See accompanying notes

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                         YEAR ENDED
                                                ----------------------------
                                                  12/31/05        12/31/04
                                                ------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
Net investment income .......................   $  1,063,172    $    927,212
Net realized gain on investments
  and foreign currencies ....................      3,661,335       2,950,197
Net change in unrealized appreciation/
  depreciation of investments and
  foreign currencies ........................     (3,243,861)     (1,260,941)
                                                ------------    ------------
Net increase in net assets
  resulting from operations .................      1,480,646       2,616,468
                                                ------------    ------------
DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS FROM:
Net investment income:
  Standard Class ............................       (993,690)     (1,058,365)
  Service Class .............................           (102)            (88)
                                                ------------    ------------
                                                    (993,792)     (1,058,453)
                                                ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class ............................        672,726         940,760
Net asset value of shares issued upon
  reinvestment of dividends and distributions:
  Standard Class ............................        993,690       1,058,365
  Service Class .............................            102              88
                                                ------------    ------------
                                                   1,666,518       1,999,213
                                                ------------    ------------
Cost of shares repurchased:
  Standard Class ............................     (9,333,352)    (11,382,473)
                                                ------------    ------------
Decrease in net assets derived from
  capital share transactions ................     (7,666,834)     (9,383,260)
                                                ------------    ------------
NET DECREASE IN NET ASSETS ..................     (7,179,980)     (7,825,245)
                                                ------------    ------------
NET ASSETS:
Beginning of year ...........................     45,412,230      53,237,475
                                                ------------    ------------
End of year (including undistributed
  net investment income of $1,113,970 and
  $993,558, respectively) ...................   $ 38,232,250    $ 45,412,230
                                                ============    ============

                             See accompanying notes

                                                              Balanced Series-13

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        DELAWARE VIP BALANCED SERIES STANDARD CLASS
                                                                                        YEAR ENDED
                                                            ------------------------------------------------------------------
                                                             12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period .....................  $   13.360    $   12.890    $   11.170    $   13.730    $   15.230

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) .................................       0.341         0.245         0.211         0.258         0.329
Net realized and unrealized gain (loss) on investments
  and foreign currencies .................................       0.135         0.493         1.872        (2.430)       (1.494)
                                                            ----------    ----------    ----------    ----------    ----------
Total from investment operations .........................       0.476         0.738         2.083        (2.172)       (1.165)
                                                            ----------    ----------    ----------    ----------    ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................      (0.306)       (0.268)       (0.363)       (0.388)       (0.335)
                                                            ----------    ----------    ----------    ----------    ----------
Total dividends and distributions ........................      (0.306)       (0.268)       (0.363)       (0.388)       (0.335)
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ...........................  $   13.530    $   13.360    $   12.890    $   11.170    $   13.730
                                                            ==========    ==========    ==========    ==========    ==========

Total return(2) ..........................................        3.68%         5.84%        19.21%       (16.27)%       (7.66)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................  $   38,227    $   45,407    $   53,233    $   54,789    $   90,377
Ratio of expenses to average net assets ..................        0.80%         0.77%         0.77%         0.75%         0.73%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly ................        0.85%         0.77%         0.77%         0.76%         0.73%
Ratio of net investment income to average net assets .....        2.57%         1.91%         1.80%         2.10%         2.37%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly .....        2.52%         1.91%         1.80%         2.09%         2.37%
Portfolio turnover .......................................         200%          247%          231%          303%          336%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                              Balanced Series-14

DELAWARE VIP BALANCED SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        DELAWARE VIP BALANCED SERIES STANDARD CLASS
                                                                                        YEAR ENDED
                                                            ------------------------------------------------------------------
                                                             12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period .....................  $   13.340    $   12.880    $   11.170    $   13.720    $   15.230

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) .................................       0.310         0.214         0.186         0.238         0.308
Net realized and unrealized gain (loss) on investments
  and foreign currencies .................................       0.145         0.488         1.867        (2.421)       (1.498)
                                                            ----------    ----------    ----------    ----------    ----------
Total from investment operations .........................       0.455         0.702         2.053        (2.183)       (1.190)
                                                            ----------    ----------    ----------    ----------    ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................................      (0.275)       (0.242)       (0.343)       (0.367)       (0.320)
                                                            ----------    ----------    ----------    ----------    ----------
Total dividends and distributions ........................      (0.275)       (0.242)       (0.343)       (0.367)       (0.320)
                                                            ----------    ----------    ----------    ----------    ----------
Net asset value, end of period ...........................  $   13.520    $   13.340    $   12.880    $   11.170    $   13.720
                                                            ==========    ==========    ==========    ==========    ==========

Total return(2) ..........................................        3.51%         5.55%        18.90%       (16.40)%       (7.76)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................  $        5    $        5    $        5    $        4    $        5
Ratio of expenses to average net assets ..................        1.05%         1.02%         0.99%         0.90%         0.88%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly ................        1.15%         1.07%         1.02%         0.91%         0.88%
Ratio of net investment income to average net assets .....        2.32%         1.66%         1.58%         1.95%         2.22%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly .....        2.22%         1.61%         1.55%         1.94%         2.22%
Portfolio turnover .......................................         200%          247%          231%          303%          336%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                              Balanced Series-15

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Balanced Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a balance of capital appreciation, income and preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fess and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. There were no commission rebates during the year ended December 31, 2005. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

                                                              Balanced Series-16

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

                        DIVIDEND DISBURSING,                         OTHER
     INVESTMENT      TRANSFER AGENT, ACCOUNTING                     EXPENSES
     MANAGEMENT       AND ADMINISTRATION FEES     DISTRIBUTION       PAYABLE
   FEE PAYABLE TO        AND OTHER EXPENSES        FEE PAYABLE       TO DMC
        DMC                PAYABLE TO DSC            TO DDLP     AND AFFILIATES*
   --------------   ---------------------------   ------------   ---------------
       $7,064                 $2,033                   $2           $26,779

----------
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $2,568 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities      $ 70,261,087
Purchases of U.S. government securities                12,428,407
Sales other than U.S. government securities            76,422,864
Sales of U.S. government securities                    13,105,345

At December 31, 2005, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

                       AGGREGATE     AGGREGATE
        COST OF       UNREALIZED     UNREALIZED    NET UNREALIZED
      INVESTMENTS    APPRECIATION   DEPRECIATION    APPRECIATION
      ------------   ------------   ------------   --------------
       $41,486,291    $2,012,831    $(1,313,378)     $699,453

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                               YEAR                  YEAR
                               ENDED                ENDED
                             12/31/05              12/31/04
                             ---------           -----------
Ordinary income .........     $993,792            $1,058,453

                                                              Balanced Series-17

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest..................    $57,327,123
Undistributed ordinary income..................      1,121,068
Post-October losses............................         (5,438)
Capital loss carryforwards.....................    (20,909,956)
Unrealized appreciation of investments.........        699,453
                                                  ------------
Net assets.....................................    $38,232,250
                                                  ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, tax treatment of market discount and premium on debt instruments and tax treatment of contingent payment debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2005 through December 31, 2005 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on paydowns of mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Series recorded the following reclassifications.

                    UNDISTRIBUTED               ACCUMULATED
                         NET                   NET REALIZED
                  INVESTMENT INCOME             GAIN (LOSS)
                  -----------------            ------------
                       $51,032                   $(51,032)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $3,374,408 was utilized in 2005. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $2,831,626 expires in 2008, $8,028,969 expires in 2009, $9,576,012 expires in 2010 and $473,349 expires in 2011.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                           YEAR        YEAR
                                                          ENDED       ENDED
                                                         12/31/05    12/31/04
                                                        ---------   ---------
Shares sold:
   Standard Class....................................      51,036      74,219

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class....................................      77,210      83,731
   Service Class.....................................           8           7
                                                        ---------   ---------
                                                          128,254     157,957
                                                        ---------   ---------
Shares repurchased:
Standard Class.......................................    (703,125)   (888,312)
                                                        ---------   ---------
Net decrease.........................................    (574,871)   (730,355)
                                                        =========   =========

                                                              Balanced Series-18

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005, or at any time during the year.

7. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. SWAP AGREEMENTS
During the year ended December 31, 2005, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. No swap agreements were outstanding at December 31, 2005.

9. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by U.S. Treasury obligations the Series receives a fee from the securities lending agent. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records securities lending income net of allocations to the security lending agent and the borrower.

At December 31, 2005, the market value of the securities on loan was $3,223,229, for which the Series received securities collateral, comprised of U.S. government obligations valued at $1,455,975, and cash collateral of $1,767,254. Investments purchased with cash collateral are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

10. CREDIT AND MARKET RISK
The Series invests in fixed-income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

                                                              Balanced Series-19

DELAWARE VIP BALANCED SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. CREDIT AND MARKET RISK (CONTINUED)
The Series may invest in advanced refunded bonds, escrow secured bonds or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days or less from the issuance of the refunding issue is known as a "current refunding". "Advance refunded bonds" are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are "escrowed to maturity" when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered "pre-refunded" when the refunding issue's proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become "defeased" when the rights and interests of the bondholders and of their lien on the pledged revenues or other security under the terms of the bond contract and are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody's, S&P, and/or Fitch due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

11. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

12. TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Series designates distributions paid during the year as follows:

            (A)               (B)
         LONG-TERM          ORDINARY
       CAPITAL GAIN          INCOME            TOTAL             (C)
       DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTIONS     QUALIFYING
        (TAX BASIS)       (TAX BASIS)       (TAX BASIS)      DIVIDENDS(1)
       -------------     -------------     -------------     ------------
             -                100%              100%            50%

----------
(A) and (B) are based on a percentage of the Series' total distributions.
(C) is based on a percentage of the Series' ordinary income distributions.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                                              Balanced Series-20

DELAWARE VIP TRUST-DELAWARE VIP BALANCED SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP Balanced Series

We have audited the accompanying statement of net assets of the Delaware VIP Balanced Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Balanced Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                              Ernst & Young LLP

Philadelphia, Pennsylvania
February 10, 2006


The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                              Balanced Series-21

DELAWARE INVESTMENTS(R)FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                      NUMBER OF          OTHER
                                                                              PRINCIPAL          PORTFOLIOS IN FUND  DIRECTORSHIPS
           NAME,            POSITION(S)                                     OCCUPATION(S)         COMPLEX OVERSEEN      HELD BY
         ADDRESS             HELD WITH          LENGTH OF TIME                 DURING                 BY TRUSTEE        TRUSTEE
      AND BIRTHDATE           FUND(S)               SERVED                  PAST 5 YEARS             OR OFFICER       OR OFFICER
-----------------------  ------------------  --------------------  ----------------------------  ------------------  --------------
INTERESTED TRUSTEES

 JUDE T. DRISCOLL(2)          Chairman,            5 Years -            Since August 2000,               87               None
 2005 Market Street          President,        Executive Officer    Mr. Driscoll has served in
  Philadelphia, PA        Chief Executive                          various executive capacities
        19103                Officer and           2 Years -           at different times at
                               Trustee              Trustee           Delaware Investments(1)
     March 10, 1963

INDEPENDENT TRUSTEES

   THOMAS L. BENNETT           Trustee              Since                Private Investor -              87               None
  2005 Market Street                             March 23, 2005       (March 2004 - Present)
   Philadelphia, PA
        19103                                                           Investment Manager -
                                                                        Morgan Stanley & Co.
    October 4, 1947                                                  (January 1984 - March 2004)

     JOHN A. FRY               Trustee              4 Years                   President -                87            Director -
 2005 Market Street                                                 Franklin & Marshall College                        Community
   Philadelphia, PA                                                     (June 2002 - Present)                        Health Systems
        19103

                                                                    Executive Vice President -
   May 28, 1960                                                     University of Pennsylvania
                                                                     (April 1995 - June 2002)

   ANTHONY D. KNERR            Trustee             12 Years         Founder/Managing Director -          87               None
  2005 Market Street                                                Anthony Knerr & Associates
   Philadelphia, PA                                                   (Strategic Consulting)
        19103                                                            (1990 - Present)

   December 7, 1938

  LUCINDA S. LANDRETH          Trustee              Since            Chief Investment Officer -          87               None
  2005 Market Street                            March 23, 2005           Assurant, Inc.
   Philadelphia, PA                                                        (Insurance)
        19103                                                             (2002 - 2004)

   June 24, 1947

   ANN R. LEVEN                Trustee             16 Years           Treasurer/Chief Fiscal             87           Director and
  2005 Market Street                                                    Officer -  National                          Audit Committee
   Philadelphia, PA                                                       Gallery of Art                              Chairperson
         19103                                                            (1994 - 1999)                               Andy Warhol
                                                                                                                      Foundation

   November 1, 1940                                                                                                   Director and
                                                                                                                         Audit
                                                                                                                       Committee
                                                                                                                         Member
                                                                                                                     Systemax Inc.

                                                              Balanced Series-22

                                                                                                      NUMBER OF          OTHER
                                                                              PRINCIPAL          PORTFOLIOS IN FUND  DIRECTORSHIPS
           NAME,            POSITION(S)                                     OCCUPATION(S)         COMPLEX OVERSEEN      HELD BY
         ADDRESS             HELD WITH          LENGTH OF TIME                 DURING                 BY TRUSTEE        TRUSTEE
      AND BIRTHDATE           FUND(S)               SERVED                  PAST 5 YEARS             OR OFFICER       OR OFFICER
-----------------------  ------------------  --------------------  ----------------------------  ------------------  --------------
INDEPENDENT TRUSTEES
(CONTINUED)

  THOMAS F. MADISON            Trustee             11 Years                President/Chief               87            Director -
 2005 Market Street                                                       Executive Officer                          Banner Health
  Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                        (Small Business Investing                         Director -
                                                                           and Consulting)                           CenterPoint
  February 25, 1936                                                  (January 1993 - Present)                           Energy

                                                                                                                     Director and
                                                                                                                         Audit
                                                                                                                       Committee
                                                                                                                       Member -
                                                                                                                     Digital River
                                                                                                                         Inc.

                                                                                                                     Director and
                                                                                                                         Audit
                                                                                                                       Committee
                                                                                                                       Member -
                                                                                                                        Rimage
                                                                                                                      Corporation

                                                                                                                      Director -
                                                                                                                        Valmont
                                                                                                                      Industries,
                                                                                                                         Inc.

   JANET L. YEOMANS            Trustee             6 Years                 Vice President                87               None
  2005 Market Street                                                 (January 2003 - Present)
   Philadelphia, PA                                                        and Treasurer
        19103                                                        (January 2006 - Present)
                                                                           3M Corporation

   July 31, 1948

                                                                       Ms. Yeomans has held
                                                                   various management positions
                                                                        at 3M Corporation
                                                                           since 1983.

   J. RICHARD ZECHER           Trustee               Since                   Founder -                   87           Director and
  2005 Market Street                            March 23, 2005          Investor Analytics                                Audit
   Philadelphia, PA                                                      (Risk Management)                             Committee
         19103                                                         (May 1999 - Present)                              Member -
                                                                                                                        Investor
                                                                                                                       Analytics

                                                                                                                      Director and
      July 3, 1940                                                                                                        Audit
                                                                                                                       Committee
                                                                                                                        Member -
                                                                                                                     Oxigene, Inc.

OFFICERS

  MICHAEL P. BISHOF            Senior           Chief Financial      Mr. Bishof has served in            87             None(3)
 2005 Market Street        Vice President        Officer since     various executive capacities
  Philadelphia, PA               and           February 17, 2005       at different times at
        19103              Chief Financial                             Delaware Investments.
                               Officer
   August 18, 1962

   DAVID F. CONNOR         Vice President,   Vice President since    Mr. Connor has served as            87             None(3)
 2005 Market Street        Deputy General     September 21, 2000     Vice President and Deputy
  Philadelphia, PA           Counsel and         and Secretary      General Counsel of Delaware
        19103                Secretary               since            Investments since 2000.
                                               October 25, 2005
  December 2, 1963

  DAVID P. O'CONNOR          Senior Vice     Senior Vice President, Mr. O'Connor has served in           87             None(3)
 2005 Market Street           President,      General Counsel and   various executive and legal
  Philadelphia, PA         General Counsel    Chief Legal Officer  capacities at different time
        19103                 and Chief              since           at Delaware Investments.
                            Legal Officer      October 25, 2005
  February 21, 1966

  JOHN J. O'CONNOR           Senior Vice            Treasurer       Mr. O'Connor has served in           87             None(3)
 2005 Market Street         President and             since        various executive capacities
  Philadelphia, PA             Treasurer       February 17, 2005       at different times at
        19103                                                          Delaware Investments.

    June 16, 1957

(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                              Balanced Series-23

DELAWARE VIP TRUST - DELAWARE VIP CAPITAL RESERVES SERIES

     Delaware VIP Capital Reserves Series Standard Class shares returned +1.79% and its Service Class shares returned +1.35% (both figures reflect all distributions reinvested) for the fiscal year ended December 31, 2005. By comparison, the Series' benchmark, the Lehman Brothers Intermediate Government/Credit Index, gained +2.37% during the same time period. Our heavier weighting versus the benchmark, in corporate bonds in general provided a source of positive return, as the asset class posted the best excess return among the index sectors. More specifically, our overweighting in lower quality BBB-rated bonds relative to the benchmark generated positive performance late in the year as investors continued to search for incremental yield among investment-grade corporate bonds.

     At year end, we had the portfolio positioned with the anticipation that over the next six to nine months, positive economic growth and corporate earnings would continue to trend upward, but at a declining rate. We anticipate that volatility will remain at relatively low levels, providing a backdrop for potential outperformance in non-Treasury sectors. Despite the positive economic backdrop, valuations in all spread sectors are at the higher end of their ranges. In 2006, we intend to reduce our exposure to non-Treasury sectors.

                                  DELAWARE VIP
                             CAPITAL RESERVES SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                    For the periods ended December 31, 2005

           Div Inc        Lehman
          ---------     ----------
DEC 95    $  10,000     $  10,000
DEC 96    $  10,405     $  10,290
DEC 97    $  11,196     $  11,294
DEC 98    $  11,938     $  12,364
DEC 99    $  11,970     $  12,098
DEC 00    $  12,981     $  13,532
DEC 01    $  14,061     $  14,682
DEC 02    $  15,062     $  16,303
DEC 03    $  15,756     $  17,064
DEC 04    $  16,334     $  17,779
DEC 05    $  16,643     $  18,200

                   STANDARD CLASS   SERVICE CLASS
                      SHARES*          SHARES**
                   --------------  ---------------
LIFETIME                +6.13%          +5.57%
TEN YEAR                +5.23%             --
FIVE YEAR               +5.06%          +4.74%
ONE YEAR                +1.79%          +1.35%

 * Commenced operations on July 28, 1988.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in the Delaware VIP Capital Reserves Series Standard Class shares and the Lehman Brothers Intermediate Government/Credit Index for the 10-year period from December 31, 1995 through December 31, 2005. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Intermediate Government/Credit Index measures the performance of U.S. government and corporate bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for the Delaware VIP Capital Reserves Series Service Class shares during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus.

                                                              Capital Reserves-1

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
DISCLOSURE OF SERIES EXPENSES
For the period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                EXPENSES
                                                                                              PAID DURING
                                                      BEGINNING      ENDING                      PERIOD
                                                       ACCOUNT      ACCOUNT     ANNUALIZED     7/1/05 TO
                                                        VALUE        VALUE       EXPENSE       12/31/05*
                                                        7/1/05      12/31/05      RATIOS
                                                      ----------   ----------   ----------    -----------
ACTUAL SERIES RETURN
Standard Class                                         $1,000.00    $1,002.00         0.73%         $3.68
Service Class                                           1,000.00       999.70         0.98%          4.94
---------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                         $1,000.00    $1,021.53         0.73%         $3.72
Service Class                                           1,000.00     1,020.27         0.98%          4.99
---------------------------------------------------------------------------------------------------------

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                              Capital Reserves-2

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
SECTOR ALLOCATION
As of December 31, 2005

Sector designations may be different than the sector designations presented in other Series materials.
                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-------------------------------------------------------   -------------
AGENCY ASSET-BACKED SECURITIES                                    0.67%
                                                          -------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                        4.26%
                                                          -------------
AGENCY MORTGAGE-BACKED SECURITIES                                11.94%
                                                          -------------
AGENCY OBLIGATIONS                                                1.35%
                                                          -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                             1.13%
                                                          -------------
CORPORATE BONDS                                                  22.16%
                                                          -------------
Banking                                                           1.21%
Basic Industry                                                    0.50%
Brokerage                                                         1.27%
Capital Goods                                                     0.21%
Communications                                                    2.60%
Consumer Cyclical                                                 3.93%
Consumer Non-Cyclical                                             2.44%
Electric                                                          2.95%
Energy                                                            0.36%
Finance Companies                                                 1.34%
Insurance                                                         2.31%
Natural Gas                                                       0.51%
Real Estate                                                       0.34%
Technology                                                        0.46%
Transportation                                                    1.73%
                                                          -------------
NON-AGENCY ASSET-BACKED SECURITIES                               24.08%
                                                          -------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                   12.05%
                                                          -------------
U.S. TREASURY OBLIGATIONS                                        16.44%
                                                          -------------
REPURCHASE AGREEMENTS                                             2.00%
                                                          -------------
TOTAL MARKET VALUE OF SECURITIES                                 96.08%
                                                          -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                   3.92%
                                                          -------------
TOTAL NET ASSETS                                                100.00%
                                                          -------------

                                                              Capital Reserves-3

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS
December 31, 2005

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                      ------------   -----------
   AGENCY ASSET-BACKED SECURITIES-0.67%
  ~Fannie Mae Grantor Trust
      Series 2004-T4 A2 3.93% 2/25/20 .............   $     18,671   $    18,613
      Series 2004-T4 A3 4.42% 8/25/24 .............         70,000        69,702
 ~>FHLMC Structured Pass Through
      Securities Series T-30 A5
      7.61% 12/25/30 ..............................         46,449        46,420
   Nelnet Education Loan Funding
      Series 2001-A A1 5.76% 7/1/12 ...............         53,750        54,596
                                                                     -----------
   TOTAL AGENCY ASSET-BACKED SECURITIES
   (COST $190,441) ................................                      189,331
                                                                     -----------
   AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-4.26%
   Fannie Mae Grantor Trust
      Series 2001-T8 A2 9.50% 7/25/41 .............         35,353        38,440
      Series 2003-T1 A 3.807% 11/25/12 ............        122,378       118,082
   Fannie Mae Series 2003-122 AJ
      4.50% 2/25/28 ...............................         37,400        36,593
   Fannie Mae Whole Loan
      Series 2004-W3 A2 3.75% 5/25/34 .............        110,000       108,755
      Series 2004-W9 2A1 6.50% 2/25/44 ............         80,088        82,031
   Freddie Mac
      Series 2326 ZQ 6.50% 6/15/31 ................        140,565       147,502
      Series 2550 QX 4.75% 6/15/27 ................         45,000        44,805
      Series 2627 KP 2.87% 12/15/16 ...............        117,169       110,441
      Series 2662 MA 4.50% 10/15/31 ...............         69,979        68,728
  ~Freddie Mac Strip
      Series 19 F 4.153% 6/1/28 ...................         34,991        34,847
   Freddie Mac Stated Final
      Series 5 GC 2.95% 12/15/09 ..................        170,000       164,799
  >Freddie Mac Structured Pass
      Through Securities
      Series T-58 1A2 3.108% 5/25/35 ..............         27,055        26,908
      Series T-58 2A 6.50% 9/25/43 ................         84,314        86,377
   GNMA
      Series 2002-61 BA 4.648% 3/16/26 ............         62,011        61,408
      Series 2002-62 B 4.763% 1/16/25 .............         80,000        79,351
                                                                     -----------
   TOTAL AGENCY COLLATERALIZED
       MORTGAGE OBLIGATIONS
      (COST $1,223,812) ...........................                    1,209,067
                                                                     -----------

   AGENCY MORTGAGE-BACKED SECURITIES-11.94%
   Fannie Mae
      5.73% 12/1/08 ...............................         99,425       101,258
      6.50% 8/1/17 ................................         39,960        40,997
      6.52% 1/1/08 ................................        197,789       201,497
      6.765% 1/1/07 ...............................         44,470        44,776
      7.00% 11/15/16 ..............................        143,832       147,203
      8.50% 9/20/10 ...............................         16,179        16,513
      9.00% 4/1/09 ................................         11,714        12,329
  ~Fannie Mae ARM
      3.025% 6/1/34 ...............................        130,377       128,282
      3.244% 10/1/33 ..............................        282,334       281,807
      3.771% 8/1/34 ...............................         96,615        96,163
      4.271% 12/1/33 ..............................        125,992       128,451
      5.074% 8/1/35 ...............................         73,470        72,207

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                      ------------   -----------
AGENCY MORTGAGE-BACKED SECURITIES (CONTINUED)

   Fannie Mae FHAVA
      9.00% 6/1/09 ................................   $     81,184  $     86,893
   Fannie Mae Relocation 30 yr
      5.00% 1/1/34 ................................        185,929       181,862
      5.00% 1/1/34 ................................        124,544       122,014
   Fannie Mae S.F. 15 yr
      7.50% 3/1/15 ................................         23,113        24,312
      8.00% 10/1/14 ...............................         27,071        28,146
      8.00% 10/1/16 ...............................         76,848        81,747
   Fannie Mae S.F. 15 yr TBA
      5.00% 1/1/21 ................................         15,000        14,841
   Fannie Mae S.F. 30 yr
      7.50% 12/1/10 ...............................         12,633        12,882
      7.50% 6/1/31 ................................         38,857        40,740
      8.50% 5/1/11 ................................          7,180         7,490
      8.50% 8/1/12 ................................         17,657        18,385
      9.00% 7/1/20 ................................         61,922        66,876
      10.00% 8/1/19 ...............................         70,704        78,260
  ~Freddie Mac ARM
      3.733% 4/1/34 ...............................         52,866        53,163
      3.871% 4/1/33 ...............................        117,633       120,039
   Freddie Mac Balloon 5 yr
      4.00% 6/1/08 ................................         23,310        22,771
      4.00% 1/1/09 ................................        134,459       131,139
      4.50% 1/1/10 ................................        242,187       238,402
   Freddie Mac Balloon 7 yr
      5.00% 6/1/11 ................................        238,332       237,215
      5.00% 11/1/11 ...............................        251,230       250,052
   Freddie Mac Relocation 15 yr
      3.50% 9/1/18 ................................         97,255        91,024
      3.50% 10/1/18 ...............................         14,484        13,556
   Freddie Mac S.F. 15 yr
      8.00% 5/1/15 ................................         64,289        68,447
      8.50% 10/1/15 ...............................         17,496        18,666
   Freddie Mac S.F. 30 yr
      7.00% 11/1/33 ...............................         38,233        39,845
      9.25% 9/1/08 ................................          5,712         5,983
   GNMA S.F. 15 yr
      6.00% 1/15/09 ...............................          7,588         7,757
      8.50% 8/15/10 ...............................          4,306         4,446
   GNMA S.F. 30 yr 8.00% 5/15/08 ..................         36,623        37,310
   GNMA II S.F. 30 yr
      12.00% 6/20/14 ..............................          7,353         8,407
      12.00% 3/20/15 ..............................            743           826
      12.00% 2/20/16 ..............................          3,842         4,272
                                                                     -----------
   TOTAL AGENCY MORTGAGE-BACKED SECURITIES
      (COST $3,455,271) ...........................                    3,389,251
                                                                     -----------
   AGENCY OBLIGATIONS-1.35%
   Federal Home Loan Bank
      4.25% 9/14/07 ...............................        180,000       178,580
   Freddie Mac 4.625% 12/19/08 ...................         205,000       204,650
                                                                     -----------
   TOTAL AGENCY OBLIGATIONS
    (cost $383,545) ...............................                      383,230
                                                                     -----------

                                                              Capital Reserves-4

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                      ------------   -----------
   COMMERCIAL MORTGAGE-BACKED SECURITIES-1.13%
  #Bear Stearns Commercial Mortgage
      Securities Series 2004-ESA E 144A
      5.064% 5/14/16 ..............................   $     65,000   $    65,100
 >#Commercial Mortgage Pass Through
      Certificates Series 2001-J1A A2 144A
      6.457% 2/14/34 ..............................         49,320        51,727
   First Union-Lehman Brothers-Bank of
      America Series 1998-C2 A2
      6.56% 11/18/35 ..............................         95,095        97,736
   General Motors Acceptance Corporation
      Commercial Mortgage Securities
      Series 1998-C2 A2 6.42% 5/15/35 .............         68,710        70,752
  #Hilton Hotel Pool Trust Series 2000
      HLTA A1 144A 7.055% 10/3/15 .................         24,219        25,459
   Morgan Stanley Capital I Series
      1998-XL1 A2 6.45% 6/3/30 ....................         11,630        11,627
                                                                     -----------
   TOTAL COMMERCIAL MORTGAGE-BACKED
      SECURITIES (COST $334,943) ..................                      322,401
                                                                     -----------
   CORPORATE BONDS-22.16%
   BANKING-1.21%
   Marshall & Ilsley 3.95% 8/14/09 ................        145,000       141,123
   Popular North America 4.25% 4/1/08 .............        205,000       201,172
                                                                     -----------
                                                                         342,295
                                                                     -----------
   BASIC INDUSTRY-0.50%
   Abitibi-Consolidated 7.875% 8/1/09 .............         80,000        79,600
   Norske Skog Canada 8.625% 6/15/11 ..............         65,000        62,400
                                                                     -----------
                                                                         142,000
                                                                     -----------
   BROKERAGE-1.27%
   Amvescap 4.50% 12/15/09 ........................        120,000       117,852
   Bear Stearns 4.00% 1/31/08 .....................        125,000       122,775
   Credit Suisse First Boston USA
      4.625% 1/15/08 ..............................         40,000        39,828
   Nuveen Investments 5.00% 9/15/10 ...............         80,000        78,796
                                                                         359,251
                                                                     -----------
   CAPITAL GOODS-0.21%
   York International 6.625% 8/15/06 ..............         60,000        60,482
                                                                     -----------
                                                                          60,482
                                                                     -----------
   COMMUNICATIONS-2.60%
   Alaska Communications Systems
      9.875% 8/15/11 ..............................         70,000        76,475
   BellSouth 4.20% 9/15/09 ........................         90,000        87,498
   Comcast Cable Communications
      6.20% 11/15/08 ..............................         65,000        66,768
   Cox Communications 4.625% 1/15/10 ..............         60,000        58,136
   GTE California 7.65% 3/15/07 ...................        105,000       107,642
   Insight Midwest 10.50% 11/1/10 .................         50,000        52,813
   SBC Communications 4.125% 9/15/09 ..............         30,000        28,993
   Sprint Capital 4.78% 8/17/06 ...................         60,000        59,961
   Telecom Italia Capital 4.00% 1/15/10 ...........         50,000        47,666
   Telefonos de Mexico 4.50% 11/19/08 .............        155,000       152,582
                                                                     -----------
                                                                         738,534
                                                                     -----------

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                      ------------   -----------

CORPORATE BONDS (CONTINUED)

   CONSUMER CYCLICAL-3.93%
   CVS 3.875% 11/1/07 .............................   $    155,000   $   152,109
   Ford Motor Credit
      5.625% 10/1/08 ..............................         90,000        79,019
      5.80% 1/12/09 ...............................         95,000        82,927
      6.625% 6/16/08 ..............................         55,000        49,915
 ~General Motors Acceptance Corporation
      5.10% 7/16/07 ...............................        105,000        98,462
  Johnson Controls 5.00% 11/15/06 .................        120,000       119,812
 ~Liberty Media 5.991% 9/17/06 ....................         99,000        99,699
   May Department Stores
      3.95% 7/15/07 ...............................        115,000       113,123
   MGM MIRAGE 9.75% 6/1/07 ........................         50,000        52,938
   Time Warner 8.18% 8/15/07 ......................        190,000       198,821
   Wal-Mart Stores 6.875% 8/10/09 .................         65,000        69,233
                                                                     -----------
                                                                       1,116,058
                                                                     -----------
   CONSUMER NON-CYCLICAL-2.44%
   Amgen 4.00% 11/18/09 ...........................         16,000        15,529
   Baxter International 5.196% 2/16/08 ............         45,000        45,155
   Biovail 7.875% 4/1/10 ..........................         50,000        52,063
   Kraft Foods 4.125% 11/12/09 ....................        220,000       213,072
   MedPartners 7.375% 10/1/06 .....................        110,000       111,925
   Safeway 6.15% 3/1/06 ...........................        135,000       135,057
   Universal 6.50% 2/15/06 ........................         85,000        85,169
   WellPoint 4.25% 12/15/09 .......................         35,000        34,122
                                                                     -----------
                                                                         692,092
                                                                     -----------
   ELECTRIC-2.95%
   Ameren 4.263% 5/15/07 ..........................         80,000        78,880
   America Electric Power 4.709% 8/16/07 ..........         95,000        94,448
   CC Fund Trust I 6.90% 2/16/07 ..................         45,000        45,878
  ~Dominion Resources 4.819% 9/28/07 ..............         85,000        85,080
   Duke Capital 4.331% 11/16/06 ...................         60,000        59,595
   FPL Group Capital 4.086% 2/16/07 ...............        105,000       103,982
   Pacific Gas & Electric 3.60% 3/1/09 ............        115,000       110,439
   Potomac Electric Power 6.25% 10/15/07 ..........         75,000        76,588
  #Power Contract Financing 144A
      5.20% 2/1/06 ................................         37,838        37,846
      6.256% 2/1/10 ...............................         60,000        60,916
   PSEG Funding Trust I 5.381% 11/16/07 ...........         60,000        60,118
   Southern Capital Funding 5.30% 2/1/07 ..........         25,000        24,998
                                                                     -----------
                                                                         838,768
                                                                     -----------
   ENERGY-0.36%
   Valero Energy 6.125% 4/15/07 ...................        100,000       101,264
                                                                         101,264
   FINANCE COMPANIES-1.34%
   American Express 3.75% 11/20/07 ................         65,000        63,834
   International Lease Finance
      4.625% 6/2/08 ...............................         60,000        59,438
  #Power Receivables Finance 144A
      6.29% 1/1/12 ................................         86,742        88,285
   Residential Capital
     ~5.67% 11/21/08 ..............................         45,000        45,095
      6.125% 11/21/08 .............................         80,000        80,247
      6.375% 6/30/10 ..............................         43,000        43,735
                                                                     -----------
                                                                         380,634
                                                                     -----------

                                                              Capital Reserves-5

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                      ------------   -----------
   CORPORATE BONDS (CONTINUED)
   INSURANCE-2.31%
   Marsh & McLennan
     ~4.27% 7/13/07 ...............................   $     75,000   $    74,791
      5.15% 9/15/10 ...............................         50,000        49,719
      5.375% 3/15/07 ..............................         95,000        95,214
  #Nippon Life Insurance 144A
      4.875% 8/9/10 ...............................         90,000        88,698
 ~#Oil Insurance 144A 5.15% 8/15/33 ...............        190,000       188,741
   St. Paul Travelers 5.01% 8/16/07 ...............         90,000        89,992
   Willis Group 5.125% 7/15/10 ....................         70,000        69,859
                                                                     -----------
                                                                         657,014
                                                                     -----------
   NATURAL GAS-0.51%
   Sempra Energy
      4.621% 5/17/07 ..............................         85,000        84,425
     ~4.84% 5/21/08 ...............................         60,000        60,152
                                                                     -----------
                                                                         144,577
                                                                     -----------
   REAL ESTATE-0.34%
   Developers Diversified Realty
      4.625% 8/1/10 ...............................        100,000        96,967
                                                                     -----------
                                                                          96,967
                                                                     -----------
   TECHNOLOGY-0.46%
   Motorola 4.608% 11/16/07 .......................        130,000       129,245
                                                                     -----------
                                                                         129,245
                                                                     -----------
   TRANSPORTATION-1.73%
   Continental Airlines
      6.503% 6/15/11 ..............................        245,000       240,864
  ~CSX 4.561% 8/3/06 ..............................         24,000        24,037
  #Erac USA Finance 144A 7.35% 6/15/08 ............        215,000       225,738
                                                                     -----------
                                                                         490,639
                                                                     -----------
   TOTAL CORPORATE BONDS
      (COST $6,373,362) ...........................                    6,289,820
                                                                     -----------

   NON-AGENCY ASSET-BACKED SECURITIES- 24.08%
   Advanta Mortgage Loan Trust Series
      2000-1 A4 8.61% 3/25/28 .....................         23,595        23,699
   Ameriquest Mortgage Securities
      Series 2003-5 A4 4.272% 4/25/33 .............         51,587        51,232
      Series 2003-11 AF 6 5.14% 1/25/34 ...........         65,000        64,609
      Series 2004-FR1 A4 3.243% 5/25/34 ...........        150,000       148,583
   Argent Securities Series 2003-W5 AF4
      4.66% 10/25/33 ..............................         40,000        39,848
   BMW Vehicle Owner Trust Series
      2004-A A3 2.67% 3/25/08 .....................        242,842       240,446
   Capital One Auto Finance Trust Series
      2005-C A3 4.61% 7/15/10 .....................         60,000        59,733
   Chase Funding Mortgage Loan
   Asset-Backed Certificates
      Series 2002-3 1A6 4.707% 9/25/13 ............        215,000       212,947
      Series 2003-2 1A4 3.986% 8/25/29 ............         60,462        59,961
      Series 2003-3 1A4 3.303% 11/25/29 ...........        275,000       270,501
      Series 2003-4 1A3 2.734% 9/25/24 ............         31,632        31,433
   Chase Manhattan Auto Owner Trust
      Series 2005-B A4 4.88% 6/15/12 ..............        100,000       100,175

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                      ------------   -----------

NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
   CIT Equipment Collateral Series
      2005-VT1 A4 4.36% 11/20/12 ..................   $    290,000   $   286,961
   CitiFinancial Mortgage Securities
      Series 2003-2 AF4 4.098% 5/25/33 ............        220,000       215,483
   Countrywide Asset-Backed Certificates
      Series 2004-9 AF2 3.337% 9/25/23 ............         11,647        11,611
      Series 2004-13 AF2 3.683% 8/25/24 ...........        130,000       129,128
     ~Series 2004-13 AV2 4.639% 5/25/34 ...........        158,860       159,040
     #Series 2004-BC1N Note 144A
      5.50% 4/25/35 ...............................          6,634         6,610
      Series 2004-S1 A2 3.872% 3/25/20 ............        210,000       206,400
     ~Series 2005-7 AF2 4.367% 11/25/35 ...........        280,000       275,679
     ~Series 2005-12 2A2 4.898% 2/25/36 ...........        100,000        99,308
   Credit-Based Asset Servicing
      and Securitization
      Series 2004-CB4 A3 4.632% 5/25/35 ...........        205,000       204,038
      Series 2005-CB8 AF1B
      5.451% 12/25/35 .............................        107,591       107,570
  ~Equifirst Mortgage Loan Trust
      Series 2004-3 A2 4.709% 12/25/34 ............        130,000       130,212
   Equity One ABS Series 2004-1 AF3
      3.054% 4/25/34 ..............................        124,095       123,147
   General Motors Acceptance Corporation
      Mortgage Loan Trust
      Series 2003-HE2 A3 4.12% 10/25/26 ...........        195,000       193,086
      Series 2004-HLT1 A2 3.87% 5/25/25 ...........         89,827        88,686
  ~Merrill Lynch Mortgage Investors
      Series 2005-NCB A1A 5.45% 7/25/36 ...........         46,690        46,690
   Navistar Financial Corporation
      Owner Trust
      Series 2002-A A4 4.76% 4/15/09 ..............        484,096       484,056
      Series 2002-B A4 3.52% 10/15/09 .............         84,547        83,881
   New Century Home Equity Loan Trust
      Series 2003-5 AI4 4.76% 11/25/33 ............        100,000        99,383
   New South Home Equity Trust
      Series 1999-1 A4 6.75% 3/25/26 ..............         25,552        25,496
   Onyx Acceptance Grantor Trust
      Series 2002-C A4 4.07% 4/15/09 ..............        158,745       158,549
  ~Option One Mortgage Loan Trust
      Series 2005-4 A3 4.639% 11/25/35 ............        125,000       125,032
   Renaissance Home Equity Loan Trust
      Series 2004-4 AF2 3.856% 2/25/35 ............        110,000       108,655
      Series 2005-2 AF2 4.361% 8/25/35 ............         65,000        64,149
     ~Series 2005-4 A2 5.399% 2/25/36 .............         40,000        40,000
     ~Series 2005-4 A3 5.565% 2/25/36 .............         25,000        25,000
   Residential Asset Mortgage Products
      Series 2004-RS12 AII2
      4.609% 12/25/34 .............................         70,000        70,076
      Series 2004-RZ2 AI3 4.30% 1/25/31 ...........         60,000        59,372
   Residential Asset Securities
      Series 1999-KS4 AI4 7.22% 6/25/28 ...........         38,186        38,334
      Series 2002-KS2 AI5 6.779% 4/25/32                    75,000        75,784

                                                              Capital Reserves-6

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                      ------------   -----------
   NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
   Residential Funding Mortgage
      Securities II
      Series 2001-HI3 AI6 6.68% 10/25/22 ..........   $      2,745   $     2,736
      Series 2001-HS2 A5 6.92% 4/25/31 ............         49,795        49,636
      Series 2002-HI2 AI6 6.51% 11/25/19 ..........         24,995        24,997
      Series 2005-HI1 A2 3.89% 8/25/34 ............        240,000       237,931
      Series 2005-HI3 A2 5.09% 9/25/35 ............        160,000       159,251
   Saxon Asset Securities Trust
      Series 2003-2 AF4 3.546% 8/25/29 ............        185,858       185,191
     ~Series 2005-1 A2B 4.599% 5/25/35 ............        180,000       180,144
  #Sharp Net Interest Margin Trust
      Series 2003-HE1N 144A
      6.90% 11/25/33 ..............................          2,400         2,396
  #Silverleaf Finance Series 2005-A A 144A
      4.857% 11/15/16 .............................        131,223       130,106
   Structured Asset Securities
      Series 2001-SB1 A2 3.375% 8/25/31 ...........         51,644        48,060
      Series 2005-4XS 1A2B 4.67% 3/25/35 ..........        110,000       108,921
      Series 2005-9XS 1A2A 4.84% 6/25/35 ..........         95,000        93,545
      Series 2005-NC1 A1 3.645% 2/25/35 ...........         39,070        38,934
      Series 2005-NC1 A2 3.92% 2/25/35 ............        125,000       123,473
     ~Series 2005-NC1 A7 4.609% 2/25/35 ...........         70,000        70,081
   World Omni Auto Receivables Trust
      Series 2004-A A2 2.58% 7/12/07 ..............        335,335       334,780
                                                                     -----------
   TOTAL NON-AGENCY ASSET-BACKED SECURITIES
      (COST $6,860,440) ...........................                    6,834,765
                                                                     -----------
   NON-AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS-12.05%
   American Home Mortgage Investment Trust
      Series 2004-2 4A2 3.635% 2/25/44 ............         36,084        36,011
   Bank of America Alternative Loan Trust
      Series 2003-10 2A1 6.00% 12/25/33 ...........        104,788       105,213
      Series 2004-2 1A1 6.00% 3/25/34 .............         85,045        85,390
      Series 2004-11 1CB1 6.00% 12/25/34 ..........         46,075        46,572
      Series 2005-9 5A1 5.50% 10/25/20 ............        131,506       131,340
   Bank of America Mortgage Securities
      Series 2003-D 1A2 3.428% 5/25/33 ............          5,811         5,819
      Series 2003-I 2A4 3.828% 10/25/33 ...........        156,290       155,374
     ~Series 2004-A 1A1 3.487% 2/25/34 ............         39,062        38,806
     ~Series 2004-E 1A1 3.52% 6/25/34 .............         73,872        72,624
      Series 2005-9 2A1 4.75% 10/25/20 ............         73,152        71,454
     ~Series 2005-F 2A3 4.735% 7/25/35 ............         94,068        92,804
     ~Series 2005-I 2A1 4.894% 10/25/35 ...........        155,733       153,779
   Bear Stearns Adjustable Rate
      Mortgage Trust
      Series 2005-7 1A2 4.75% 8/25/35 .............         36,562        35,802
      Series 2005-10 A1 4.75% 10/25/35 ............         71,998        71,282
   Countrywide Alternative Loan Trust
      Series 2004-28CB 6A1 6.00% 1/25/35 ..........        113,442       113,953
      ~Series 2004-J7 1A2 4.673% 8/25/34 ..........         59,169        58,955
 >~Countrywide Home Loan Mortgage
      Pass Through Trust
      Series 2003-21 A1 4.10% 5/25/33 .............         51,937        51,364

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                      ------------   -----------

  NON-AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS (CONTINUED)
   Credit Suisse First Boston
      Mortgage Securities
      Series 2003-29 5A1 7.00% 12/25/33 ...........   $     51,025   $    52,141
      Series 2004-1 3A1 7.00% 2/25/34 .............         12,660        12,890
   First Horizon Alternative Mortgage
      Securities Series 2004-FA1 1A1
      6.25% 10/25/34 ..............................         97,519        98,701
  ~First Horizon Asset Securities
      Series 2004-AR5 4A1 5.689% 10/25/34 .........         55,158        55,208
  #GSMPS Mortgage Loan Trust 144A
      Series 1998-3 A 7.75% 9/19/27 ...............         41,649        43,796
      Series 2005-RP1 1A3 8.00% 1/25/35 ...........         46,993        49,956
      Series 2005-RP1 1A4 8.50% 1/25/35 ...........         23,568        25,434
   GSR Mortgage Home Loan Trust
      Series 2004-2F 9A1 6.00% 9/25/19 ............         61,015        61,451
  ~JPMorgan Mortgage Trust
      Series 2005-A2 2A1 4.731% 4/25/35 ...........         47,929        47,615
      Series 2005-A6 1A2 5.158% 9/25/35 ...........        105,000       104,447
   Lehman Mortgage Trust
      Series 2005-2 2A3 5.50% 12/25/35 ............         93,694        94,133
  ~MASTR Adjustable Rate Mortgages
      Trust Series 2003-6 1A2
      2.902% 12/25/33 .............................        100,992       100,420
  #MASTR Reperforming Loan Trust
      Series 2005-1 1A5 144A 8.00% 8/25/34 ........         90,517        96,022
  #MASTR Specialized Loan Trust
      Series 2005-2 A2 144A 5.15% 7/25/35 .........         51,450        50,704
  ~MLCC Mortgage Investors
      Series 2005-1 1A 4.728% 4/25/35 .............         62,751        62,359
   Nomura Asset Acceptance
      Series 2004-AP2 A2 4.099% 7/25/34 ...........          4,373         4,360
      Series 2005-WF1 2A2 4.786% 3/25/35 ..........        100,000        98,775
   Residential Asset Mortgage Products
      Series 2004-SL1 A3 7.00% 11/25/31 ...........         49,203        50,316
      Series 2004-SL4 A3 6.50% 7/25/32 ............         47,923        48,999
   Structured Adjustable Rate Mortgage
      Loan Trust
      Series 2004-18 5A 5.50% 12/25/34 ............         48,813        48,600
     ~Series 2005-3XS A2 4.629% 1/25/35 ...........        130,000       130,041
   Structured Asset Securities
      Series 2004-5H A2 4.43% 12/25/33 ............         94,000        93,465
      Series 2004-12H 1A 6.00% 5/25/34 ............         45,665        45,651
  ~Thornburg Mortgage Securities Trust
      Series 2005-3 A1 4.609% 10/25/35 ............         96,591        96,600
   Washington Mutual
      Series 2003-AR4 A7 3.95% 5/25/33 ............         50,117        49,018
     ~Series 2003-AR9 1A7 4.055% 9/25/33 ..........         29,241        28,689
      Series 2004-AR4 A2 2.98% 6/25/34 ............        115,000       113,403
     ~Series 2005-AR3 A1 4.65% 3/25/35 ............        108,724       107,052

                                                              Capital Reserves-7

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                      ------------   -----------
   NON-AGENCY COLLATERALIZED MORTGAGE
      OBLIGATIONS (CONTINUED)
  ~Wells Fargo Mortgage Backed
      Securities Trust
      Series 2004-DD 2A3 4.524% 1/25/35 ...........   $     80,000   $    78,643
      Series 2004-I 1A1 3.399% 7/25/34 ............         86,126        86,143
      Series 2004-T A1 3.451% 9/25/34 .............         60,685        60,652
                                                                     -----------
   TOTAL NON-AGENCY COLLATERALIZED
      MORTGAGE OBLIGATIONS
     (COST $3,461,404) ............................                    3,422,226
                                                                     -----------

   U.S. TREASURY OBLIGATIONS-16.44%
  @U.S. Treasury Bill 3.786% 3/30/06 ..............         80,000        79,250
   U.S. Treasury Inflation Index Notes
      0.875% 4/15/10 ..............................        156,662       148,982
      8 3.00% 7/15/12 .............................        365,584       386,662
      3.625% 1/15/08 ..............................        197,270       202,626
      3.875% 1/15/09 ..............................        321,858       338,379
   U.S. Treasury Notes
      1.625% 2/28/06 ..............................        810,000       807,216
      3.75% 3/31/07 ...............................      1,905,000     1,889,374
      4.125% 8/15/10 ..............................         35,000        34,666
      4.25% 11/30/07 ..............................         45,000        44,882
      4.375% 11/15/08 .............................        170,000       170,080
      4.375% 12/15/10 .............................        565,000       565,618
                                                                     -----------
   TOTAL U.S. TREASURY OBLIGATIONS
      (COST $4,703,972) ...........................                    4,667,735
                                                                     -----------

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                      ------------   -----------

   REPURCHASE AGREEMENTS-2.00%
   With BNP Paribas 3.30% 1/03/06
   (dated 12/30/05, to be repurchased
      at $358,131, collateralized by
      $7,000 U.S. Treasury Bills due 1/26/06,
      market value $7,332, $5,000 U.S. Treasury
      Bills due 2/23/06, market value $5,012,
      $10,000 U.S. Treasury Bills due 5/4/06,
      market value $9,808, $66,000 U.S. Treasury
      Bills due 6/1/06, market value $65,108,
      $186,000 U.S. Treasury Bills due 6/29/06,
      market value $181,854, $66,000 U.S. Treasury
      Notes 2.625% due 5/15/08, market value
      $63,574 and $33,000 U.S. Treasury Notes
      3.125% due 5/15/07, market value $32,640) ...   $    358,000   $   358,000
   With UBS Warburg 3.40% 1/03/06
   (dated 12/30/05, to be repurchased
   at $209,079, collateralized by $24,000 U.S.
   Treasury Notes 2.00% due 5/15/06, market
   value $24,141 and $183,000 U.S. Treasury
   Notes 5.625% due 5/15/08, market value
   $189,224).......................................        209,000      209,000
                                                                    -----------

TOTAL REPURCHASE AGREEMENTS
(COST $567,000)                                                          567,000
                                                                     -----------

                                                              Capital Reserves-8

DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-96.08% (COST $27,554,190) ..   $    27,274,826

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-3.92% .......         1,113,031
                                                                ---------------
NET ASSETS APPLICABLE TO 2,925,963 SHARES OUTSTANDING-100.00%   $    28,387,857
                                                                ===============
NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES
 STANDARD CLASS ($23,894,505 / 2,460,462 SHARES) ............   $          9.71
                                                                ===============
NET ASSET VALUE-DELAWARE VIP CAPITAL RESERVES SERIES SERVICE
 CLASS ($4,493,352 / 465,501 SHARES) ........................   $          9.65
                                                                ===============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no par)  $    30,224,369
Undistributed net investment income .........................             4,035
Accumulated net realized loss on investments ................        (1,554,073)
Net unrealized depreciation of investments ..................          (286,474)
                                                                ---------------
Total net assets ............................................   $    28,387,857
                                                                ===============
----------
> Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~ Variable rate securities. The interest rate shown is the rate as of December 31, 2005.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. At December 31, 2005, the aggregate amount of Rule 144A securities equals $1,237,534, which represented 4.36% of the Series' net assets. See
   Note 9 in "Notes to Financial Statements."
## Fully or partially pledged as collateral for financial futures contracts.
@  The interest rate shown is the effective yield as of the time of purchase.

Summary of Abbreviations:
ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Administration & Veterans Administration
FHLMC - Federal Home Loan Mortgage Company
GNMA - Government National Mortgage Association
S.F. - Single Family
TBA - To be announced
yr - Year

The following futures contracts were outstanding at December 31, 2005:

FUTURES CONTRACTS(1)

                                                                                             UNREALIZED
         CONTRACTS                       NOTIONAL         NOTIONAL                         APPRECIATION
       TO BUY (SELL)                  COST (PROCEEDS)       VALUE        EXPIRATION DATE   (DEPRECIATION)
-----------------------------------   ---------------    ------------    ---------------   --------------
(7) U.S. Treasury 2 year Notes        $    (1,436,595)   $ (1,436,313)           3/31/06   $          282
(19)U.S. Treasury 5 year Notes             (2,013,728)     (2,020,531)           3/31/06           (6,803)
4 U.S. Treasury 10 year Notes                 438,214         437,625            3/31/06             (589)
                                                                                           --------------
                                                                                           $       (7,110)
                                                                                           ==============

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, where only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

(1)See Note 7 in "Notes to Financial Statements."

                             See accompanying notes

                                                              Capital Reserves-9

DELAWARE VIP TRUST-
DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Interest ...................................................   $  1,100,973
                                                               ------------
EXPENSES:
Management fees ............................................        127,550
Legal and professional fees ................................         13,342
Custodian fees .............................................         11,566
Accounting and administration expenses .....................          9,405
Pricing fees ...............................................          7,731
Reports and statements to shareholders .....................          5,587
Distribution expenses - Service Class ......................          3,874
Dividend disbursing and transfer agent fees and expenses ...          2,551
Insurance fees .............................................          1,788
Trustees' fees .............................................          1,371
Registration fees ..........................................            284
Other ......................................................            922
                                                               ------------
                                                                    185,971
Less waiver of distribution expenses - Service Class .......           (646)
Less expense paid indirectly ...............................         (1,971)
                                                               ------------
Total expenses .............................................        183,354
                                                               ------------
NET INVESTMENT INCOME ......................................        917,619
                                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain (loss) on:
Investments ................................................        (55,198)
Futures contracts ..........................................         44,101
Swap agreements ............................................        (10,249)
                                                               ------------
Net realized loss ..........................................        (21,346)
Net change in unrealized appreciation/depreciation
 of investments ..........................................         (437,959)
                                                               ------------
NET REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS .............................................         (459,305)
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .........................................   $    458,314
                                                               ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP CAPITAL RESERVES SERIES
STATEMENT OF CHANGES IN NET ASSETS

                                                           YEAR ENDED
                                                 ----------------------------
                                                   12/13/05        12/31/04
                                                 ------------    ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income ........................   $    917,619    $  1,057,878
Net realized gain (loss) on investments ......        (21,346)        384,377
Net change in unrealized appreciation/
 depreciation of investments .................       (437,959)       (373,651)
                                                 ------------    ------------
Net increase in net assets resulting
 from operations .............................        458,314       1,068,604
                                                 ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
 Standard Class ..............................       (998,134)     (1,305,428)
 Service Class ...............................        (50,338)           (275)
                                                 ------------    ------------
                                                   (1,048,472)     (1,305,703)
                                                 ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ..............................      3,108,074       1,525,636
 Service Class ...............................      7,736,817               -
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
 Standard Class ..............................      1,000,606       1,317,012
 Service Class ...............................         46,785             276
                                                 ------------    ------------
                                                   11,892,282       2,842,924
                                                 ------------    ------------
Cost of shares repurchased:
 Standard Class ..............................     (5,608,419)    (10,727,189)
 Service Class ...............................     (3,268,155)              -
                                                 ------------    ------------
                                                   (8,876,574)    (10,727,189)
                                                 ------------    ------------
Increase (decrease) in net assets derived from
 capital share transactions ..................      3,015,708      (7,884,265)
                                                 ------------    ------------
NET INCREASE (DECREASE) IN
 NET ASSETS ..................................      2,425,550      (8,121,364)

NET ASSETS:
Beginning of year ............................     25,962,307      34,083,671
                                                 ------------    ------------
End of year (including undistributed
 net investment income of $4,035
 and $4,033, respectively) ...................   $ 28,387,857    $ 25,962,307
                                                 ============    ============

                             See accompanying notes

                                                             Capital Reserves-10

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                   DELAWARE VIP CAPITAL RESERVES SERIES STANDARD CLASS
                                                                                        YEAR ENDED
                                                          ----------------------------------------------------------------------
                                                           12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period ..................   $    9.940     $   10.020     $    9.970     $    9.750     $    9.530

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ..............................        0.355          0.356          0.329          0.419          0.533
Net realized and unrealized gain (loss) on investments        (0.180)         0.004          0.125          0.253          0.239
                                                          ----------     ----------     ----------     ----------     ----------
Total from investment operations ......................        0.175          0.360          0.454          0.672          0.772
                                                          ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .................................       (0.405)        (0.440)        (0.404)        (0.452)        (0.552)
                                                          ----------     ----------     ----------     ----------     ----------
Total dividends and distributions .....................       (0.405)        (0.440)        (0.404)        (0.452)        (0.552)
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ........................   $    9.710     $    9.940     $   10.020     $    9.970     $    9.750
                                                          ----------     ----------     ----------     ----------     ----------
Total return(2)........................................         1.79%          3.66%          4.63%          7.09%          8.27%
                                                          ==========     ==========     ==========     ==========     ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...............   $   23,895     $   25,955     $   34,077     $   42,698     $   30,996
Ratio of expenses to average net assets ...............         0.71%          0.62%          0.63%          0.62%          0.58%
Ratio of net investment income to average net assets ..         3.61%          3.57%          3.36%          4.21%          5.46%
Portfolio turnover ....................................          259%           252%           438%           427%           290%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                             Capital Reserves-11

DELAWARE VIP CAPITAL RESERVES SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                   DELAWARE VIP CAPITAL RESERVES SERIES STANDARD CLASS
                                                                                        YEAR ENDED
                                                          ----------------------------------------------------------------------
                                                           12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period ..................   $    9.900     $   10.000     $    9.970     $    9.760     $    9.530

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ..............................        0.331          0.333          0.308          0.406          0.519
Net realized and unrealized gain (loss) on investments        (0.200)        (0.017)         0.105          0.243          0.249
                                                          ----------     ----------     ----------     ----------     ----------
Total from investment operations ......................        0.131          0.316          0.413          0.649          0.768
                                                          ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .................................       (0.381)        (0.416)        (0.383)        (0.439)        (0.538)
                                                          ----------     ----------     ----------     ----------     ----------
Total dividends and distributions .....................       (0.381)        (0.416)        (0.383)        (0.439)        (0.538)
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ........................   $    9.650     $    9.900     $   10.000     $    9.970     $    9.760
                                                          ----------     ----------     ----------     ----------     ----------
Total return(2) .......................................         1.35%          3.23%          4.21%          6.84%          8.23%
                                                          ==========     ==========     ==========     ==========     ==========
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...............   $    4,493     $        7     $        6     $        6     $        6
Ratio of expenses to average net assets ...............         0.96%          0.87%          0.85%          0.77%          0.73%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ......         1.01%          0.92%          0.88%          0.77%          0.73%
Ratio of net investment income to average net assets ..         3.36%          3.32%          3.14%          4.06%          5.31%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses paid
 indirectly ...........................................         3.31%          3.27%          3.11%          4.06%          5.31%
Portfolio turnover ....................................          259%           252%           438%           427%           290%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

                             See accompanying notes

                                                             Capital Reserves-12

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Capital Reserves Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek a high, stable level of current income while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the various classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Series, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through June 30, 2006. No reimbursement was due for the year ended December 31, 2005.

                                                             Capital Reserves-13

DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

                         DIVIDEND DISBURSING,                         OTHER
      INVESTMENT           TRANSFER AGENT,                           EXPENSES
      MANAGEMENT    ACCOUNTING AND ADMINISTRATION   DISTRIBUTION     PAYABLE
      FEE PAYABLE      FEES AND OTHER EXPENSES      FEE PAYABLE     TO DMC AND
        TO DMC             PAYABLE TO DSC             TO DDLP      AFFILIATES*
     ------------   -----------------------------   ------------   ------------
        $11,717                 $1,434                  $1,546        $19,732

----------
*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $1,636 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities .............   $   29,275,221
Purchases of U.S. government securities .....................       36,032,867
Sales other than U.S. government securities .................       30,368,205
Sales of U.S. government securities .........................       33,767,506

At December 31, 2005, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

                         AGGREGATE        AGGREGATE
         COST OF        UNREALIZED       UNREALIZED      NET UNREALIZED
       INVESTMENTS     APPRECIATION     DEPRECIATION      DEPRECIATION
     --------------   --------------   --------------    --------------
       $27,650,759       $17,309         $(393,242)        $(375,933)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                           YEAR               YEAR
                          ENDED              ENDED
                         12/31/05           12/31/04
                       ------------       -------------
Ordinary income ....    $1,048,472         $1,305,703

                                                             Capital Reserves-14

DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest .......................      $30,224,369
Undistributed ordinary income .......................           20,175
Post-October losses .................................          (39,241)
Capital loss carryforwards ..........................       (1,441,513)
Unrealized depreciation of investments ..............         (375,933)
                                                           -----------
Net assets ..........................................      $28,387,857
                                                           -----------
The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, treatment of contingent payment debt instruments and tax treatment of market discount and premium on debt instruments.

Post-October losses represent losses realized on investment transactions from November 1, 2005 through December 31, 2005 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gains (losses) of mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Series recorded the following reclassifications.

                        UNDISTRIBUTED       ACCUMULATED
                            NET             NET REALIZED
                      INVESTMENT INCOME     GAIN (LOSS)
                      -----------------     ------------
                           $130,855          $(130,855)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $1,132,035 expires in 2008, $82,894 expires in 2010 and $226,584 expires in 2013.

5.CAPITAL SHARES
Transactions in capital shares were as follows:

                                          YEAR           YEAR
                                         ENDED          ENDED
                                        12/31/05       12/31/04
                                      ------------    ------------
Shares sold:
 Standard Class ...................        317,536         153,311
 Service Class ....................        797,328               -
Shares issued upon reinvestment of
 dividends and distributions:
 Standard Class ...................        101,984         131,957
 Service Class ....................          4,829              28
                                      ------------    ------------
                                         1,221,677         285,296
                                      ------------    ------------
Shares repurchased:
 Standard Class ...................       (570,499)     (1,076,090)
 Service Class ....................       (337,333)              -
                                      ------------    ------------
                                          (907,832)     (1,076,090)
                                      ------------    ------------
Net increase (decrease) ...........        313,845        (790,794)
                                      ============    ============

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005, or at any time during the year.

                                                             Capital Reserves-15

DELAWARE VIP CAPITAL RESERVES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts includes potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. SWAP AGREEMENTS
During the year ended December 31, 2005, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. No swap agreements were outstanding at December 31, 2005.

9. CREDIT AND MARKET RISK
The Series invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

10. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

11. TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Series designates distributions paid during the year as follows:

        (A)               (B)
     LONG-TERM          ORDINARY
   CAPITAL GAINS        INCOME             TOTAL
   DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTION
    (TAX BASIS)       (TAX BASIS)       (TAX BASIS)
   --------------   ---------------   -------------
         -                100%             100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                             Capital Reserves-16

DELAWARE VIP TRUST-DELAWARE VIP CAPITAL RESERVES SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Capital Reserves Series

We have audited the accompanying statement of net assets of the Delaware VIP Capital Reserves Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Capital Reserves Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                             Ernest & Young LLP

Philadelphia, Pennsylvania
February 10, 2006

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                             Capital Reserves-17

DELAWARE INVESTMENTS(R) FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.


                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)          Chairman,         5 Years -          Since August 2000,               87                 None
  2005 Market Street           President,        Executive      Mr. Driscoll has served in
   Philadelphia, PA         Chief Executive       Officer      various executive capacities
         19103                Officer and        2 Years -        at different times at
                                Trustee           Trustee         Delaware Investments(1)
     March 10, 1963

INDEPENDENT TRUSTEES

   THOMAS L. BENNETT            Trustee             Since           Private Investor -               87                 None
  2005 Market Street                           March 23, 2005     (March 2004 - Present)
   Philadelphia, PA
         19103                                                     Investment Manager -
                                                                   Morgan Stanley & Co.
    October 4, 1947                                             (January 1984 - March 2004)

       JOHN A. FRY              Trustee            4 Years              President -                  87              Director -
   2005 Market Street                                          Franklin & Marshall College                        Community Health
    Philadelphia, PA                                               (June 2002 - Present)                               Systems
         19103
                                                                Executive Vice President -
      May 28, 1960                                              University of Pennsylvania
                                                                 (April 1995 - June 2002)

    ANTHONY D. KNERR            Trustee           12 Years      Founder/Managing Director -          87                 None
   2005 Market Street                                           Anthony Knerr & Associates
    Philadelphia, PA                                              (Strategic Consulting)
         19103                                                       (1990 - Present)

    December 7, 1938

  LUCINDA S. LANDRETH           Trustee             Since       Chief Investment Officer -           87                 None
  2005 Market Street                           March 23, 2005         Assurant, Inc.
   Philadelphia, PA                                                    (Insurance)
         19103                                                        (2002 - 2004)

     June 24, 1947

      ANN R. LEVEN              Trustee           16 Years        Treasurer/Chief Fiscal             87             Director and
   2005 Market Street                                           Officer - National Gallery                        Audit Committee
    Philadelphia, PA                                               of Art (1994 - 1999)                          Chairperson - Andy
         19103                                                                                                   Warhol Foundation

    November 1, 1940                                                                                             Director and Audit
                                                                                                                 Committee Member -
                                                                                                                    Systemax Inc.

                                                             Capital Reserves-18

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)           LENGTH            OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INDEPENDENT TRUSTEES

   THOMAS F. MADISON            Trustee           11 Years            President/Chief                87              Director -
   2005 Market Street                                               Executive Officer -                            Banner Health
    Philadelphia, PA                                                MLM Partners, Inc.
         19103                                                  (Small Business Investing                            Director -
                                                                      and Consulting)                            CenterPoint Energy
   February 25, 1936                                             (January 1993 - Present)

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.

    JANET L. YEOMANS            Trustee            6 Years            Vice President                 87                 None
   2005 Market Street                                            (January 2003 - Present)
    Philadelphia, PA                                                  and Treasurer
         19103                                                   (January 2006 - Present)
                                                                      3M Corporation

     July 31, 1948                                                 Ms. Yeomans has held
                                                               various management positions
                                                                     at 3M Corporation
                                                                        since 1983.

   J. RICHARD ZECHER            Trustee            Since                Founder -                    87          Director and Audit
   2005 Market Street                          March 23, 2005       Investor Analytics                           Committee Member -
    Philadelphia, PA                                                (Risk Management)                            Investor Analytics
         19103                                                     (May 1999 - Present)

                                                                                                                 Director and Audit
     July 3, 1940                                                                                                Committee Member -
                                                                                                                    Oxigene, Inc.

OFFICERS

   MICHAEL P. BISHOF            Senior              Chief        Mr. Bishof has served in            87                 None(3)
   2005 Market Street     Vice President and      Financial    various executive capacities
    Philadelphia, PA        Chief Financial     since Officer      at different times at
         19103                  Officer         February 17,       Delaware Investments.
                                                    2005

     August 18, 1962

    DAVID F. CONNOR         Vice President,    Vice President    Mr. Connor has served as            87                 None(3)
   2005 Market Street       Deputy General         since        Vice President and Deputy
    Philadelphia, PA         Counsel and        September 21,   General Counsel of Delaware
         19103                Secretary           2000 and        Investments since 2000.
                                                 Secretary
                                                   since
                                                 October 25,
                                                   2005

     December 2, 1963

   DAVID P. O'CONNOR          Senior Vice       Senior Vice     Mr. O'Connor has served in           87                 None(3)
   2005 Market Street         President,        President,     various executive and legal
    Philadelphia, PA        General Counsel       General        capacities at different
         19103                 and Chief        Counsel and         times at Delaware
                             Legal Officer      Chief Legal            Investments.
                                               Officer since
                                               October 25,
                                                   2005
     February 21, 1966

    John J. O'Connor          Senior Vice        Treasurer      Mr. O'Connor has served in           87                 None(3)
   2005 Market Street        President and         since       various executive capacities
    Philadelphia, PA          Treasurer         February 17,      at different times at
         19103                                     2005           Delaware Investments.

     June 16, 1957

----------
(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                             Capital Reserves-19

DELAWARE VIP TRUST - DELAWARE VIP CASH RESERVE SERIES

     For the fiscal year ended December 31, 2005, Delaware VIP Cash Reserve Series returned +2.69% for Standard Class shares and +2.43% for Service Class shares (both figures reflect all distributions reinvested). Concurrently, the U.S. Consumer Price Index rose +3.42%. (source: Bureau of Labor Statistics) During this time span, we generally managed the average maturity of securities found in the Series toward the lower end of our typical range as to better benefit from the rising interest rates that characterized money markets in 2005. At year end, the portfolio was made up primarily of commercial paper and other short-term money-market instruments, with an average rating of AAA. (source Bloomberg, L.P.)

     One key trend that spanned 2005 was a progressively higher federal funds rate, implemented by the Federal Reserve Open Market Committee (FOMC), as part of a campaign to reach a point of "neutral" monetary stimulus that "neither stimulates nor restrains the economy." As a short-term interest rate, the federal funds rate is a significant bellwether for the Series for several reasons, including its role in helping shape yields of money-market instruments, which dominate the portfolio. As 2005 began, the federal funds rate was 2.25%. In February, the first rate hike of 25 basis points was instituted. Increases of a like amount continued throughout the year, including those that closely followed Hurricanes Katrina and Rita. The last occurred on December 13, 2005. Thus, 2006 begins with a federal funds rate of 4.25% (source: Bureau of Economic Analysis).

PERFORMANCE OF A $10,000 INVESTMENT:
DECEMBER 31, 1995 THROUGH
DECEMBER 31, 2005

                   DELAWARE VIP
               CASH RESERVE SERIES      U.S. CONSUMER PRICE
             (STANDARD CLASS SHARES)           INDEX
             -----------------------    -------------------
12/31/1995           $ 10,000                 $ 10,000
12/31/1996           $ 10,493                 $ 10,332
12/31/1997           $ 11,028                 $ 10,508
12/31/1997           $ 11,575                 $ 10,677
12/31/1999           $ 12,130                 $ 10,963
12/31/2000           $ 12,857                 $ 11,335
12/31/2001           $ 13,373                 $ 11,510
12/31/2002           $ 13,543                 $ 11,784
12/31/2003           $ 13,628                 $ 12,006
12/31/2004           $ 13,742                 $ 12,397
12/31/2005           $ 14,118                 $ 12,821

                        DELAWARE VIP CASH RESERVE SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                     For the periods ended December 31, 2005

                  STANDARD CLASS    SERVICE CLASS
                      SHARES*         SHARES**
                  --------------   --------------
LIFETIME                   +4.29%           +2.16%
10 YEAR                    +3.51%              --
FIVE YEAR                  +1.86%           +1.65%
ONE YEAR                   +2.69%           +2.43%

 * Commenced operations on July 28, 1988.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in the Delaware VIP Cash Reserve Series Standard Class shares and the U.S. Consumer Price Index for the 10-year period from December 31, 1995 through December 31, 2005. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The U.S. Consumer Price Index is calculated by the U.S. Department of Labor and represents the change in the price of goods and services for all urban consumers. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for the Delaware VIP Cash Reserve Series Service Class shares during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus. An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Series.

                                                                  Cash Reserve-1

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                    EXPENSES
                                                       BEGINNING       ENDING                      PAID DURING
                                                        ACCOUNT       ACCOUNT       ANNUALIZED       PERIOD
                                                         VALUE         VALUE          EXPENSE       7/1/05 TO
                                                        7/1/05        12/31/05        RATIOS        12/31/05*
                                                     ------------   ------------   ------------   ------------
ACTUAL SERIES RETURN
Standard Class                                          $1,000.00      $1,015.80           0.66%         $3.35
Service Class                                            1,000.00       1,014.40           0.91%          4.62
--------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                          $1,000.00      $1,021.88           0.66%         $3.36
Service Class                                            1,000.00       1,020.62           0.91%          4.63
--------------------------------------------------------------------------------------------------------------

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                  Cash Reserve-2

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
SECTOR ALLOCATION
As of December 31, 2005

Sector designations may be different than the sector designations presented in other Series materials.

                                                       PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
CERTIFICATES OF DEPOSIT                                      11.74%
                                                     -------------
DISCOUNTED COMMERCIAL PAPER                                  71.95%
                                                     -------------
Colleges & Universities                                       5.33%
Energy                                                        3.30%
Financial Services                                           48.65%
Mortgage Bankers & Brokers                                   12.98%
Sovereign Agency                                              1.69%
                                                     -------------
FLOATING RATE NOTES                                           8.53%
                                                     -------------
INTEREST BEARING COMMERCIAL PAPER                             4.27%
                                                     -------------
VARIABLE RATE DEMAND NOTES                                    3.41%
                                                     -------------
REPURCHASE AGREEMENTS                                         0.01%
                                                     -------------
TOTAL MARKET VALUE OF SECURITIES                             99.91%
                                                     -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES               0.09%
                                                     -------------
TOTAL NET ASSETS                                            100.00%
                                                     -------------

                                                                  Cash Reserve-3

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
STATEMENT OF NET ASSETS
December 31, 2005

                                              PRINCIPAL       MARKET
                                               AMOUNT          VALUE
                                            ------------   ------------
   CERTIFICATES OF DEPOSIT-11.74%
   American Express 4.33% 1/23/06 .......   $   750,000    $    750,000
   First Tennessee Bank 4.22% 1/17/06 ...      1,000,000      1,000,000
   Suntrust Bank 4.14% 1/24/06 ..........      1,000,000      1,000,000
                                                           ------------
   TOTAL CERTIFICATES OF DEPOSIT
    (COST $2,750,000) ...................                     2,750,000
                                                           ------------
   DISCOUNTED COMMERCIAL PAPER-71.95%
   COLLEGES & UNIVERSITIES-5.33%
   Leland Stanford Junior University
     4.190% 1/10/06 .....................        750,000        749,220
   University of California
     3.906% 1/10/06 .....................        500,000        499,518
                                                           ------------
                                                              1,248,738
                                                           ------------
   ENERGY-3.30%
   Koch Industries 4.337% 1/23/06 .......        775,000        772,954
                                                           ------------
                                                                772,954
                                                           ------------
   FINANCIAL SERVICES-48.65%
 **Amstel Funding 4.428% 3/15/06 ........        750,000        743,339
 **Aquinas Funding 4.469% 3/22/06 .......        750,000        742,633
 **Barton Capital
     4.222% 1/3/06 ......................        270,000        269,937
     4.293% 1/23/06 .....................        730,000        728,095
 **Cafco 4.239% 1/19/06 .................        750,000        748,421
   CBA Finance
     4.218% 1/25/06 .....................        400,000        398,885
     4.296% 2/7/06 ......................        300,000        298,686
   Dexia Delaware 4.258% 1/23/06 ........        500,000        498,708
 **Eiffel Funding 4.279% 1/25/06 ........        750,000        747,875
 **Fountain Square 4.313% 2/3/06 ........        500,000        498,038
   ING America Insurance Holdings
     4.309% 2/13/06 .....................        500,000        497,450
   JPMorgan Chase 4.342% 2/6/06 .........        738,000        734,819
   Santander Central 4.378% 2/16/06 .....        500,000        497,227
 **Starbird Funding 4.343% 2/6/06 .......        750,000        746,768
 **Steamboat Funding 4.357% 1/4/06 ......        750,000        749,728
 **Surrey Funding 4.288% 1/9/06 .........        750,000        749,288
   Swedish Export Credit 4.367% 1/24/06..        750,000        747,916
   UBS Finance 4.192% 1/3/06 ............      1,005,000      1,004,767
                                                           ------------
                                                             11,402,580
                                                           ------------
   MORTGAGE BANKERS & BROKERS-12.98%
   Bear Stearns 4.333% 2/6/06 ...........        750,000        746,775
   Credit Suisse First Boston
     4.261% 1/30/06 .....................        500,000        498,296
   Depfa Bank 3.976% 2/21/06 ............        250,000        248,615
   ING Funding 4.331% 2/6/06 ............        250,000        248,925
   Morgan Stanley 4.373% 1/4/06 .........      1,000,000        999,636
   Westpac Banking 4.204% 1/17/06 .......        300,000        299,444
                                                           ------------
                                                              3,041,691
                                                           ------------

                                              PRINCIPAL       MARKET
                                               AMOUNT          VALUE
                                            ------------   ------------

   DISCOUNTED COMMERCIAL PAPER (CONTINUED)
   SOVEREIGN AGENCY-1.69%
   Swedish National Finance
     4.386% 3/22/06 .....................   $    400,000   $    396,160
                                                                396,160
                                                           ------------
   TOTAL DISCOUNTED COMMERCIAL PAPER
    (COST $16,862,123) ..................                    16,862,123
                                                           ------------
  ~Floating Rate Notes-8.53%
   Bank of America 4.31% 6/7/06 .........      1,000,000      1,000,000
   Washington Mutual Bank
     4.301% 5/31/06 .....................      1,000,000      1,000,000
                                                           ------------
   TOTAL FLOATING RATE NOTES
    (COST $2,000,000) ...................                     2,000,000
                                                           ------------
   Interest Bearing Commercial
    Paper-4.27%
  #Goldman Sachs 144A 4.301% 8/7/06 .....      1,000,000      1,000,000
                                                           ------------
   TOTAL INTEREST BEARING COMMERCIAL
    PAPER (COST $1,000,000) .............                     1,000,000
                                                           ------------
  ~VARIABLE RATE DEMAND NOTES-3.41%
   North Texas Higher Education Authority
    4.38% 12/1/44 (AMBAC) ...............        800,000        800,000
                                                           ------------
   TOTAL VARIABLE RATE DEMAND NOTES
    (COST $800,000) .......................                     800,000
                                                           ------------
   REPURCHASE AGREEMENTS-0.01%
   With BNP Paribas 3.30% 1/03/06
    (dated 12/30/05, to be repurchased at
    $1,263, collateralized by $26
    U.S. Treasury Bills due 1/26/06,
    market value $26, $18 U.S.
    Treasury Bills due 2/23/06,
    market value $18, $35
    U.S. Treasury Bills due 5/4/06,
    market value $35, $234 U.S.
    Treasury Bills due 6/1/06,
    market value $230, $655
    U.S. Treasury Bills due 6/29/06,
    market value $641, $233
    U.S. Treasury Notes 2.625%
    due 5/15/08, market value $224,
    and $117 U.S. Treasury Notes
    3.125% due 5/15/07, market
    value $115) ........................           1,263          1,263
   With UBS Warburg 3.40% 1/03/06
    (dated 12/30/05, to be repurchased at
    $737, collateralized by $86 U.S.
    Treasury Notes 2.00% due 5/15/06,
    market value $85, and $645 U.S.
    Treasury Notes 5.625% due 5/15/08,
    market value $667) ..................            737            737
                                                           ------------
   TOTAL REPURCHASE AGREEMENTS
    (COST $2,000) .......................                         2,000
                                                           ------------

                                                                  Cash Reserve-4

DELAWARE VIP CASH RESERVE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

   TOTAL MARKET VALUE OF SECURITIES-99.91%
    (COST $23,414,123)^ ................................   $ 23,414,123
   RECEIVABLES AND OTHER ASSETS NET OF
    LIABILITIES-0.09% ..................................         21,882
   NET ASSETS APPLICABLE TO 23,435,923
    SHARES OUTSTANDING-100.00% .........................   $ 23,436,005
                                                           ============
   NET ASSET VALUE-DELAWARE VIP CASH
    RESERVE SERIES STANDARD CLASS
    ($23,430,369 / 23,430,287 SHARES) ..................   $       1.00
                                                           ============
   NET ASSET VALUE-DELAWARE VIP CASH
    RESERVE SERIES SERVICE CLASS
    ($5,636 / 5,636 SHARES) ............................   $       1.00
                                                           ============
   COMPONENTS OF NET ASSETS AT
    DECEMBER 31, 2005:
   Shares of beneficial interest
    (unlimited authorization-no par) ...................   $ 23,489,321
   Accumulated net realized loss on
    investments ........................................        (53,316)
                                                           ------------
   Total net assets ....................................   $ 23,436,005
                                                           ============

----------
 @ The interest rate shown is the effective yield as of the time of purchase. ** Asset-backed Commercial Paper.
 ^ Also the cost for federal income tax purposes.
 ~ Variable rate securities. The interest rate shown is the rate as of
   December 31, 2005.
 # Security exempt from registration under Rule 144A of the Securities Act of 1933. At December 31, 2005, the aggregate amount of Rule 144A securities equals $1,000,000, which represented 4.27% of the Series' net assets. See
   Note 4 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation

                             See accompanying notes

                                                                  Cash Reserve-5

DELAWARE VIP TRUST-
DELAWARE VIP CASH RESERVE SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Interest ..............................................   $      861,239
                                                          ---------------
EXPENSES:
Management fees .......................................          120,019
Legal and professional fees ...........................           13,574
Accounting and administration expenses ................            9,748
Custodian fees ........................................            5,269
Reports and statements to shareholders ................            4,998
Dividend disbursing and transfer agent fees
 and expenses .........................................            2,666
Insurance fees ........................................            2,377
Trustees' fees ........................................            1,413
Pricing fees ..........................................              906
Registration fees .....................................               25
Distribution expenses - Service Class .................               18
Other .................................................              926
                                                          --------------
                                                                 161,939
Less waiver of distribution expenses - Service Class ..               (3)
Less expense paid indirectly ..........................             (256)
                                                          --------------
Total expenses ........................................          161,680
                                                          --------------
NET INVESTMENT INCOME .................................          699,559
NET REALIZED GAIN ON INVESTMENTS ......................               82
                                                          --------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ......................................   $      699,641
                                                          ==============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP CASH RESERVE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED
                                                          -------------------------------
                                                             12/31/05         12/31/04
                                                          --------------   --------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income .................................   $      699,559   $      296,837
Net realized gain on investments ......................               82           53,506
                                                          --------------   --------------
Net increase in net assets resulting
 from operations ......................................          699,641          350,343
                                                          --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
  Standard Class ......................................         (699,425)        (296,804)
  Service Class .......................................             (134)             (33)
                                                          --------------   --------------
                                                                (699,559)        (296,837)
                                                          --------------   --------------
CAPITAL SHARE TRANSACTIONS
 (at $1.00 per share):
Proceeds from shares sold:
  Standard Class ......................................        7,755,610        8,766,737
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
  Standard Class ......................................          690,782          289,054
  Service Class .......................................              130               31
                                                          --------------   --------------
                                                               8,446,522        9,055,822
                                                          --------------   --------------
Cost of shares repurchased:
  Standard Class ......................................      (14,846,540)     (22,026,699)
                                                          --------------   --------------
Decrease in net assets derived
 from capital share transactions ......................       (6,400,018)     (12,970,877)
                                                          --------------   --------------
NET DECREASE IN NET ASSETS ............................       (6,399,936)     (12,917,371)
NET ASSETS:
Beginning of year .....................................       29,835,941       42,753,312
                                                          --------------   --------------
End of year (there was no undistributed
 net investment income at either
 year end) ............................................   $   23,436,005   $   29,835,941
                                                          ==============   ==============

                             See accompanying notes

                                                                  Cash Reserve-6

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       DELAWARE VIP CASH RESERVE SERIES STANDARD CLASS
                                                                                         YEAR ENDED
                                                          ------------------------------------------------------------------------
                                                            12/31/05      12/31/04(1)     12/31/03      12/31/02(2)    12/31/01(3)
                                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period ..................   $      1.000   $      1.000   $      1.000   $      1.000   $      1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................          0.027          0.009          0.006          0.013          0.038
                                                          ------------   ------------   ------------   ------------   ------------
Total from investment operations ......................          0.027          0.009          0.006          0.013          0.038
                                                          ------------   ------------   ------------   ------------   ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .................................         (0.027)        (0.009)        (0.006)        (0.013)        (0.038)
                                                          ------------   ------------   ------------   ------------   ------------
Total dividends and distributions .....................         (0.027)        (0.009)        (0.006)        (0.013)        (0.038)
                                                          ------------   ------------   ------------   ------------   ------------
Net asset value, end of period ........................   $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                                          ============   ============   ============   ============   ============
Total return(3) .......................................          2.69%          0.87%          0.61%          1.26%          3.90%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...............   $     23,430   $     29,831   $     42,748   $     49,809   $     43,421
Ratio of expenses to average net assets ...............          0.61%          0.55%          0.58%          0.59%          0.60%
Ratio of net investment income to average net assets ..          2.62%          0.82%          0.60%          1.26%          3.78%

----------
(1) On June 10, 2004, DMC voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series' net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series' total return.
(2) Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                                  Cash Reserve-7

DELAWARE VIP CASH RESERVE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                       DELAWARE VIP CASH RESERVE SERIES SERVICE CLASS
                                                                                         YEAR ENDED
                                                          ------------------------------------------------------------------------
                                                            12/31/05      12/31/04(1)     12/31/03      12/31/02(2)    12/31/01(2)
                                                          ------------   ------------   ------------   ------------   ------------
Net asset value, beginning of period ..................   $      1.000   $      1.000   $      1.000   $      1.000   $      1.000

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................................          0.024          0.006          0.004          0.011          0.037
                                                          ------------   ------------   ------------   ------------   ------------
Total from investment operations ......................          0.024          0.006          0.004          0.011          0.037
                                                          ------------   ------------   ------------   ------------   ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .................................         (0.024)        (0.006)        (0.004)        (0.011)        (0.037)
                                                          ------------   ------------   ------------   ------------   ------------
Total dividends and distributions .....................         (0.024)        (0.006)        (0.004)        (0.011)        (0.037)
                                                          ------------   ------------   ------------   ------------   ------------
Net asset value, end of period ........................   $      1.000   $      1.000   $      1.000   $      1.000   $      1.000
                                                          ============   ============   ============   ============   ============
Total return(3) .......................................          2.43%          0.60%          0.40%          1.13%          3.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...............   $          6   $          5   $          5   $          5   $          5
Ratio of expenses to average net assets ...............          0.86%          0.80%          0.80%          0.74%          0.75%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ......          0.91%          0.85%          0.83%          0.74%          0.75%
Ratio of net investment income to average net assets ..          2.37%          0.57%          0.38%          1.11%          3.63%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses
 paid indirectly ......................................          2.32%          0.52%          0.35%          1.11%          3.63%

----------
(1) On June 10, 2004, DMC voluntarily made a capital contribution of $0.001 per share to the Series in order to eliminate the potential deviation in the Series' net asset value of $1.00 per share caused by accumulated net realized losses. This contribution had no impact on the Series' total return.
(2) Effective December 20, 2002, the Series declared a 10 for 1 share split. Per share data for periods prior to this date have been restated to reflect this share split.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver and payment of fees by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

                             See accompanying notes

                                                                  Cash Reserve-8

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Cash Reserve Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to provide the highest level of current income, consistent with preserving capital and liquidity, by investing its assets in short-term money market instruments.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income and common expenses are allocated to the classes of the Series on the basis of "settled shares" of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities.

The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.45% on the first $500 million of average daily net assets of the Series, 0.40% on the next $500 million, 0.35% on the next $1.5 billion, and 0.30% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through June 30, 2006. No reimbursement was due for the year ended December 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                                  Cash Reserve-9

DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS
WITH AFFILIATES (CONTINUED)
Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

                        DIVIDEND DISBURSING,                         OTHER
     INVESTMENT           TRANSFER AGENT,                          EXPENSES
     MANAGEMENT    ACCOUNTING AND ADMINISTRATION  DISTRIBUTION      PAYABLE
   FEE PAYABLE TO     FEES AND OTHER EXPENSES     FEES PAYABLE       TO DMC
         DMC               PAYABLE TO DSC           TO DDLP     AND AFFILIATES*
   --------------  -----------------------------  ------------  ---------------
       $8,982                  $1,255                  $2           $18,361

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $1,706 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                YEAR           YEAR
                                ENDED          ENDED
                              12/31/05       12/31/04
                            ------------   ------------
Ordinary income .........     $699,559       $296,837

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest .....   $   23,489,321
Post-October losses ...............               (3)
Capital loss carryforwards ........          (53,313)
Net assets ........................   $   23,436,005

Post-October losses represent losses realized on investment transactions from November 1, 2005 through December 31, 2005 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $85 was utilized in 2005. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $53,313 expires in 2010.

                                                                 Cash Reserve-10

DELAWARE VIP CASH RESERVE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. CREDIT AND MARKET RISKS
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

5. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

6. TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Series designates distributions paid during the year as follows:

                  (A)                (B)
               LONG-TERM          ORDINARY
             CAPITAL GAINS         INCOME              TOTAL
             DISTRIBUTIONS      DISTRIBUTIONS      DISTRIBUTION
              (TAX BASIS)        (TAX BASIS)        (TAX BASIS)
             -------------      -------------      -------------
                   -                100%               100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                                 Cash Reserve-11

DELAWARE VIP TRUST-DELAWARE VIP CASH RESERVE SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP Cash Reserve Series

We have audited the accompanying statement of net assets of the Delaware VIP Cash Reserve Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Cash Reserve Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                              ERNEST & YOUNG LLP

Philadelphia, Pennsylvania
February 10, 2006

          The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

          Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                 Cash Reserve-12

DELAWARE INVESTMENTS(R) FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                  NUMBER OF            OTHER
                                                                       PRINCIPAL             PORTFOLIOS IN FUND    DIRECTORSHIPS
       NAME,             POSITION(S)                                 OCCUPATION(S)            COMPLEX OVERSEEN        HELD BY
      ADDRESS             HELD WITH      LENGTH OF TIME                 DURING                   BY TRUSTEE           TRUSTEE
   AND BIRTHDATE           FUND(S)           SERVED                  PAST 5 YEARS                OR OFFICER         OR OFFICER
---------------------  ---------------  -----------------  --------------------------------  ------------------  ------------------
INTERESTED TRUSTEES

 Jude T. Driscoll(2)      Chairman,         5 Years -             Since August 2000,                 87                None
 2005 Market Street      President,     Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA      Chief Executive                       various executive capacities
       19103             Officer and        2 Years -            at different times at
                           Trustee           Trustee             Delaware Investments(1)
  March 10, 1963
---------------------  ---------------  -----------------  --------------------------------  ------------------  ------------------
INDEPENDENT TRUSTEES
 Thomas L. Bennett         Trustee            Since               Private Investor -                 87                None
 2005 Market Street                      March 23, 2005         (March 2004 - Present)
 Philadelphia, PA
       19103                                                     Investment Manager -
                                                                 Morgan Stanley & Co.
  October 4, 1947                                             (January 1984 - March 2004)

    John A. Fry            Trustee           4 Years                  President -                    87             Director -
 2005 Market Street                                           Franklin & Marshall College                         Community Health
 Philadelphia, PA                                                (June 2002 - Present)                                Systems
       19103
                                                              Executive Vice President -
   May 28, 1960                                               University of Pennsylvania
                                                               (April 1995 - June 2002)

 Anthony D. Knerr          Trustee          12 Years          Founder/Managing Director -            87                None
 2005 Market Street                                           Anthony Knerr & Associates
 Philadelphia, PA                                               (Strategic Consulting)
       19103                                                       (1990 - Present)

 December 7, 1938

 Lucinda S. Landreth       Trustee            Since           Chief Investment Officer -             87                None
 2005 Market Street                      March 23, 2005             Assurant, Inc.
 Philadelphia, PA                                                     (Insurance)
       19103                                                         (2002 - 2004)

   June 24, 1947

   Ann R. Leven            Trustee          16 Years       Treasurer/Chief Fiscal Officer -          87            Director and
 2005 Market Street                                             National Gallery of Art                           Audit Committee
 Philadelphia, PA                                                    (1994 - 1999)                               Chairperson - Andy
       19103                                                                                                      Warhol Foundation

 November 1, 1940                                                                                                Director and Audit
                                                                                                                 Committee Member -
                                                                                                                   Systemax Inc.


                                                                 Cash Reserve-13

                                                                                                  NUMBER OF            OTHER
                                                                       PRINCIPAL             PORTFOLIOS IN FUND    DIRECTORSHIPS
       NAME,             POSITION(S)                                 OCCUPATION(S)            COMPLEX OVERSEEN        HELD BY
      ADDRESS             HELD WITH       LENGTH OF TIME                DURING                  BY TRUSTEE            TRUSTEE
   AND BIRTHDATE           FUND(S)           SERVED                  PAST 5 YEARS               OR OFFICER           OR OFFICER
---------------------  ---------------  -----------------  --------------------------------  ------------------  -----------------
INDEPENDENT TRUSTEES

 Thomas F. Madison         Trustee          11 Years              President/Chief                    87             Director -
 2005 Market Street                                              Executive Officer -                               Banner Health
 Philadelphia, PA                                                MLM Partners, Inc.
       19103                                                 (Small Business Investing                              Director -
                                                                  and Consulting)                                CenterPoint Energy
 February 25, 1936                                             (January 1993 - Present)                          Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                      Rimage
                                                                                                                    Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.

 Janet L. Yeomans          Trustee           6 Years                Vice President                   87                None
 2005 Market Street                                            (January 2003 - Present)
 Philadelphia, PA                                                    and Treasurer
       19103                                                   (January 2006 - Present)
                                                                    3M Corporation
   July 31, 1948

                                                                 Ms. Yeomans has held
                                                             various management positions
                                                             at 3M Corporation since 1983.

 J. Richard Zecher         Trustee            Since                    Founder -                     87          Director and Audit
 2005 Market Street                      March 23, 2005           Investor Analytics                             Committee Member -
 Philadelphia, PA                                                  (Risk Management)                             Investor Analytics
       19103                                                     (May 1999 - Present)
                                                                                                                 Director and Audit
   July 3, 1940                                                                                                  Committee Member -
                                                                                                                   Oxigene, Inc.
---------------------  ---------------  -----------------  --------------------------------  ------------------  ------------------
OFFICERS

 Michael P. Bishof         Senior        Chief Financial       Mr. Bishof has served in              87                None(3)
 2005 Market Street     Vice President    Officer since      various executive capacities
  Philadelphia, PA           and        February 17, 2005        at different times at
       19103           Chief Financial                           Delaware Investments.
                           Officer

 August 18, 1962

  David F. Connor      Vice President,   Vice President        Mr. Connor has served as              87                None(3)
 2005 Market Street     Deputy General        since            Vice President and Deputy
 Philadelphia, PA        Counsel and      September 21,       General Counsel of Delaware
       19103              Secretary         2000 and            Investments since 2000.
                                         Secretary  since
                                         October 25, 2005
 December 2, 1963

David P. O'Connor        Senior Vice       Senior Vice        Mr. O'Connor has served in             87                None(3)
2005 Market Street       President,        President,         various executive and legal
 Philadelphia, PA      General Counsel   General Counsel     capacities at different times
      19103               and Chief      and Chief Legal       at Delaware Investments.
                        Legal Officer     Officer since
                                        October 25, 2005
February 21, 1966
 John J. O'Connor        Senior Vice        Treasurer         Mr. O'Connor has served in            87                 None(3)
2005 Market Street      President and         since          various executive capacities
 Philadelphia, PA         Treasurer     February 17, 2005        at different times at
      19103                                                      Delaware Investments.

  June 16, 1957

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                 Cash Reserve-14

DELAWARE VIP TRUST - DELAWARE VIP DIVERSIFIED INCOME SERIES

     For the 12-month period ended December 31, 2005, Delaware VIP Diversified Income Series returned -0.45% for Standard Class shares and -0.59% for Service Class shares (both figures reflect all distributions reinvested). During the same 12-month period, the Series' benchmark, the Lehman Brothers Aggregate Bond Index, outperformed compared to the Series with a return of 2.43%.

     The U.S. dollar surprised us with strong returns in 2005, and we have held more foreign currency exposure than the average competitor portfolio. Additionally, high yield bond exposure in the Series has been between 20% and 30%. High yield bond returns in the Series did not equal the yield from that sector. For instance, performance of auto sector bonds was a negative influence near the end of the year. Auto sector downgrades and the increase in shareholder friendly and LBO activity contributed to a price correction. For the year, the Merrill Lynch High Yield index had a return of only 2.83%.

     Generally speaking, we will be looking for investments with a forecasted return of 6% to 8% in 2006. As all fixed-income markets (and some equity markets) will have significant challenges in returning above 6%, much of our efforts will be directed toward finding these trades. Our end-of-year position included some hedged foreign bond exposure, where central banks have already completed a tightening cycle, and the local currency bonds are expected to rally.

PERFORMANCE OF A $10,000 INVESTMENT:

                           Delaware VIP
                     Diversified Income Series       Lehman Brothers
                      (Standard Class Shares)     Aggregate Bond Index
                     -------------------------    --------------------
    May 16,'03               $ 10,000
    June 30,'03                                         $ 10,000
    Sept 30,'03              $ 10,059                   $  9,980
    Dec 31,'03               $ 10,518                   $  9,997
    March 31,'04             $ 10,503                   $ 10,012
    June 30,'04              $ 11,408                   $ 10,430
    Sept 30,'04              $ 11,468                   $ 10,692
    Dec 31,'04               $ 11,357                   $ 10,684

                                  DELAWARE VIP
                            DIVERSIFIED INCOME SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                          STANDARD CLASS    SERVICE CLASS
                              SHARES*          SHARES*
                          --------------    -------------
LIFETIME                      +4.96%            +4.67%
ONE YEAR                      -0.45%            -0.59%

                     FOR THE PERIODS ENDED DECEMBER 31, 2005

*Commenced operations on May 16, 2003.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP Diversified Income Series Standard Class shares for the period from the Series' inception on May 16, 2003 through December 31, 2005. All distributions were reinvested. The chart also shows a $10,000 investment in the Lehman Brothers Aggregate Bond Index at that month's end, May 31, 2003. After May 16, 2003, returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Aggregate Bond Index measures the performance of government and corporate bonds, mortgage-backed securities, and asset-backed securities. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. An expense limitation was in effect for Delaware VIP Diversified Income Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus.

                                                            Diversified Income-1

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                        EXPENSES
                                 BEGINNING     ENDING                  PAID DURING
                                  ACCOUNT      ACCOUNT    ANNUALIZED     PERIOD
                                   VALUE        VALUE      EXPENSE      7/1/05 TO
                                  7/1/05      12/31/05      RATIOS      12/31/05*
----------------------------------------------------------------------------------
ACTUAL SERIES RETURN
Standard Class                   $1,000.00      $990.40         0.79%    $3.96
Service Class                     1,000.00       989.30         1.04%     5.21
----------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN
 (5% RETURN BEFORE EXPENSES)
Standard Class                   $1,000.00    $1,021.22         0.79%    $4.02
Service Class                     1,000.00     1,019.96         1.04%     5.30
----------------------------------------------------------------------------------

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                            Diversified Income-2

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
SECTOR ALLOCATION
As of December 31, 2005

Sector designations may be different than the sector designations presented in other Series materials.

                                                                 PERCENTAGE
SECTOR                                                         OF NET ASSETS
-----------------------------------------------------------------------------
AGENCY ASSET-BACKED SECURITIES                                           0.28%
-----------------------------------------------------------------------------
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                               2.42%
-----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES                                       10.52%
-----------------------------------------------------------------------------
AGENCY OBLIGATIONS                                                       3.01%
-----------------------------------------------------------------------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                                    1.38%
-----------------------------------------------------------------------------
CORPORATE BONDS                                                         34.73%
-----------------------------------------------------------------------------
Banking                                                                  2.04%
Basic Industry                                                           3.28%
Brokerage                                                                1.13%
Capital Goods                                                            1.34%
Communications                                                           6.35%
Consumer Cyclical                                                        4.94%
Consumer Non-Cyclical                                                    3.22%
Electric                                                                 2.22%
Emerging Markets                                                         0.36%
Energy                                                                   0.97%
Financials                                                               2.64%
Industrial - Other                                                       0.61%
Insurance                                                                2.60%
Natural Gas                                                              0.54%
Real Estate                                                              0.59%
Technology                                                               0.72%
Transportation                                                           1.18%
-----------------------------------------------------------------------------
FOREIGN AGENCIES                                                         2.29%
-----------------------------------------------------------------------------
Austria                                                                  0.82%
Germany                                                                  1.38%
Mexico                                                                   0.02%
Ukraine                                                                  0.07%
-----------------------------------------------------------------------------
FOREIGN MUNICIPAL BONDS                                                  0.12%
-----------------------------------------------------------------------------
Canada                                                                   0.12%
-----------------------------------------------------------------------------
MUNICIPAL BONDS                                                          0.44%
-----------------------------------------------------------------------------
NON-AGENCY ASSET-BACKED SECURITIES                                       4.27%
-----------------------------------------------------------------------------
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS                           8.20%
-----------------------------------------------------------------------------
REGIONAL AGENCIES                                                        0.39%
-----------------------------------------------------------------------------
Australia                                                                0.39%
-----------------------------------------------------------------------------
REGIONAL AUTHORITY                                                       1.93%
-----------------------------------------------------------------------------
Canada                                                                   1.93%
-----------------------------------------------------------------------------
SOVEREIGN AGENCIES                                                       0.46%
-----------------------------------------------------------------------------
Canada                                                                   0.34%
Japan                                                                    0.12%
-----------------------------------------------------------------------------

                                                                 PERCENTAGE
SECTOR                                                         OF NET ASSETS
-----------------------------------------------------------------------------
SOVEREIGN DEBT                                                          12.36%
-----------------------------------------------------------------------------
Argentina                                                                0.24%
Austria                                                                  0.76%
Brazil                                                                   0.34%
Colombia                                                                 0.13%
Dominican Republic                                                       0.09%
El Salvador                                                              0.20%
France                                                                   0.47%
Germany                                                                  1.62%
Netherlands                                                              0.63%
Norway                                                                   0.34%
Panama                                                                   0.11%
Peru                                                                     0.15%
Philippines                                                              0.12%
Poland                                                                   0.90%
Portugal                                                                 0.29%
Russia                                                                   0.11%
Spain                                                                    0.40%
Sweden                                                                   1.78%
Turkey                                                                   0.31%
United Kingdom                                                           3.12%
Venezuela                                                                0.25%
-----------------------------------------------------------------------------
SUPRANATIONAL BANKS                                                      1.90%
-----------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS                                               12.23%
-----------------------------------------------------------------------------
CONVERTIBLE BONDS                                                        0.05%
-----------------------------------------------------------------------------
COMMON STOCK                                                             0.04%
-----------------------------------------------------------------------------
PREFERRED STOCK                                                          0.03%
-----------------------------------------------------------------------------
WARRANT                                                                  0.03%
-----------------------------------------------------------------------------
CURRENCY OPTIONS PURCHASED                                               0.05%
-----------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                                    5.94%
-----------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                                       103.07%
-----------------------------------------------------------------------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS                         (3.07%)
-----------------------------------------------------------------------------
TOTAL NET ASSETS                                                       100.00%
-----------------------------------------------------------------------------

                                                            Diversified Income-3

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS
December 31, 2005

                                                                           PRINCIPAL       MARKET
                                                                            AMOUNT~        VALUE
                                                                         ------------   ------------
                                                                                          (U.S.$)
   AGENCY ASSET-BACKED SECURITIES-0.28%
  @Fannie Mae Grantor Trust
     Series 2004-T4 A2 3.93% 2/25/20 ..................        USD             15,799   $     15,749
     Series 2004-T4 A3 4.42% 8/25/24 ..................                        35,000         34,850
  @Fannie Mae Whole Loan
     Series 2002-W11 AV1
     4.719% 11/25/32 ..................................                        60,461         60,473
  >FHLMC Structured Pass-Through
     Securities Series T-30 A5
     7.61% 12/25/30 ...................................                       274,598        274,427
  @SLMA Student Loan Trust
     Series 2004-1 A1 4.24% 1/26/15 ...................                       228,667        228,753
                                                                                        ------------
   TOTAL AGENCY ASSET-BACKED SECURITIES
     (COST $614,088) ..................................                                      614,252
                                                                                        ------------
   AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-2.42%
   Fannie Mae Grantor Trust
     Series 1999-T2 A1 7.50% 1/19/39 ..................                         2,459          2,577
     Series 2001-T8 A2 9.50% 7/25/41 ..................                        22,876         24,873
     Series 2002-T4 A3 7.50% 12/25/41 .................                        52,411         54,864
     Series 2004-T1 1A2 6.50% 1/25/44 .................                        51,504         53,069
   Fannie Mae
     Series 1996-46 ZA 7.50% 11/25/26 .................                         8,579          9,115
     Series 2002-90 A1 6.50% 6/25/42 ..................                        27,858         28,494
     Series 2002-90 A2 6.50% 11/25/42 .................                       123,498        126,929
     Series 2003-122 AJ 4.50% 2/25/28 .................                       127,783        125,026
     Series 2005-110 MB 5.50% 9/25/35 .................                       730,000        736,088
   Fannie Mae Whole Loan
     Series 2002-W6 2A1 7.00% 6/25/42 .................                        89,275         92,679
     Series 2003-W12 2A3 2.42% 6/25/43 ................                       167,980        167,303
     Series 2003-W14 1A5 4.71% 9/25/43 ................                        40,874         40,740
     Series 2003-W18 1A5 4.61% 8/25/43 ................                       235,000        232,687
     Series 2004-W3 A2 3.75% 5/25/34 ..................                       450,000        444,909
     Series 2004-W9 2A1 6.50% 2/25/44 .................                        14,831         15,191
     Series 2004-W11 1A2 6.50% 5/25/44 ................                       169,464        173,608
   Freddie Mac
     Series 1730 Z 7.00% 5/15/24 ......................                       206,429        216,562
     Series 2326 ZQ 6.50% 6/15/31 .....................                       281,130        295,005
     Series 2480 EH 6.00% 11/15/31 ....................                           661            663
     Series 2550 QX 4.75% 6/15/27 .....................                       170,000        169,265
     Series 2552 KB 4.25% 6/15/27 .....................                       199,839        198,300
     Series 2627 KP 2.87% 12/15/16 ....................                       277,507        261,571
     Series 2662 MA 4.50% 10/15/31 ....................                       321,905        316,150
     Series 2872 GC 5.00% 11/15/29 ....................                       220,000        216,029
     Series 2890 PC 5.00% 7/15/30 .....................                       105,000        103,203
     Series 2915 KP 5.00% 11/15/29 ....................                       265,000        260,397
     Series 3022 MB 5.00% 12/15/28 ....................                       165,000        163,218
     Series 3063 PC 5.00% 2/15/29 .....................                       540,000        533,075
  >Freddie Mac Structured Pass-Through
     Securities
     Series T-54 2A 6.50% 2/25/43 .....................                        50,439         51,731
     Series T-58 1A2 3.108% 5/25/35 ...................                         2,460          2,446
     Series T-58 2A 6.50% 9/25/43 .....................                        19,838         20,324

                                                                           PRINCIPAL       MARKET
                                                                            AMOUNT~        VALUE
                                                                         ------------   ------------
                                                                                          (U.S.$)
   AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
   GNMA
     Series 2002-62 B 4.763% 1/16/25 ............              USD              5,000   $      4,959
     Series 2005-87 A 4.449% 3/16/25 ............                             234,442        230,498
                                                                                        ------------
   TOTAL AGENCY COLLATERALIZED
      MORTGAGE OBLIGATIONS
      (COST $5,408,834) .........................                                          5,371,548
                                                                                        ------------
   AGENCY MORTGAGE-BACKED SECURITIES-10.52%
   FANNIE MAE
     5.50% 1/1/13 ...............................                             307,578        309,212
     5.73% 12/1/08 ..............................                              22,597         23,013
     6.203% 5/1/09 ..............................                              40,906         41,864
     6.50% 8/1/17 ...............................                              87,186         89,448
     6.765% 1/1/07 ..............................                              22,235         22,388
  @Fannie Mae ARM
     3.249% 10/1/33 .............................                             588,415        587,319
     5.07% 8/1/35 ...............................                             269,391        264,759
   Fannie Mae Relocation 15 yr 4.00% 9/1/20 .....                             610,659        585,088
   Fannie Mae Relocation 30 yr
     5.00% 11/1/33 ..............................                              12,236         11,988
     5.00% 8/1/34 ...............................                              79,483         77,744
     5.00% 11/1/34 ..............................                             116,170        113,629
     5.00% 4/1/35 ...............................                             298,011        290,933
     5.00% 10/1/35 ..............................                             493,508        481,787
   Fannie Mae S.F. 15 yr 4.50% 11/1/19 ..........                             681,045        664,018
   Fannie Mae S.F. 15 yr TBA
     4.50% 1/1/21 ...............................                           3,400,000      3,308,625
     5.00% 1/1/21 ...............................                           1,150,000      1,137,781
     5.50% 1/1/21 ...............................                             635,000        638,969
   Fannie Mae S.F. 20 yr 5.50% 8/1/25 ...........                           1,004,555      1,002,672
   Fannie Mae S.F. 30 yr
     5.50% 3/1/29 ...............................                               3,979          3,953
     5.50% 4/1/29 ...............................                               4,217          4,189
     6.00% 8/1/35 ...............................                             547,151        552,452
     7.00% 6/1/35 ...............................                              49,705         51,880
     7.50% 3/1/32 ...............................                               2,115          2,216
     7.50% 4/1/32 ...............................                               8,662          9,077
     7.50% 6/1/34 ...............................                             102,620        107,527
   Fannie Mae S.F. 30 yr TBA
     5.00% 1/1/36 ...............................                           3,725,000      3,609,758
     5.50% 1/1/36 ...............................                           6,085,000      6,026,053
     6.00% 1/25/36 ..............................                           1,950,000      1,968,281
     7.00% 1/1/36 ...............................                             320,000        333,900
   Freddie Mac 7.00% 1/1/08 .....................                             174,072        175,812
  @Freddie Mac ARM
     2.996% 12/1/33 .............................                             784,221        773,792
     3.733% 4/1/34 ..............................                              18,658         18,763
   Freddie Mac Relocation 30 yr
     5.00% 9/1/33 ...............................                              22,473         22,059
                                                                                        ------------
   TOTAL AGENCY MORTGAGE-BACKED
   SECURITIES (COST $23,264,370) ................                                         23,310,949
                                                                                        ------------

                                                            Diversified Income-4

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
  AGENCY OBLIGATIONS-3.01%
  Fannie Mae
   3.00% 8/15/07 ..............................................      USD         40,000   $     38,934
  ^5.721% 10/9/19 .............................................      USD        185,000         90,097
   6.375% 8/15/07 .............................................      AUD      1,012,000        749,961
  Federal Home Loan Bank
   4.25% 9/14/07 ..............................................      USD        970,000        962,350
 ^Financing Corporation Principal
   Strip CPN 1
   4.413% 11/11/13 ............................................                 685,000        471,303
   4.898% 11/11/17 ............................................                 290,000        162,037
  ^Financing Corporation Principal Strip
   PRN 1 5.00% 5/11/18 ........................................               1,800,000        994,420
   PRN 13 4.883% 12/27/18 .....................................                 255,000        136,434
   PRN 15 5.24% 3/7/19 ........................................                 155,000         82,088
   PRN 16 4.674% 4/5/19 .......................................                 340,000        179,353
   PRN D 4.57% 9/26/19 ........................................               1,335,000        686,967
  Freddie Mac 4.625% 12/19/08 .................................               1,060,000      1,058,189
 ^Residual Funding Strip Principal Only
   5.044% 10/15/19 ............................................                 900,000        469,902
 ^Resolution Funding Strip Principal Only
   5.209% 1/15/25 .............................................                 825,000        333,208
   5.24% 10/15/25 .............................................                 685,000        267,665
                                                                                          ------------
  TOTAL AGENCY OBLIGATIONS
   (COST $6,642,555) ..........................................                              6,682,908
                                                                                          ------------

  COMMERCIAL MORTGAGE-BACKED SECURITIES-1.38%
  Bank of America Commercial Mortgage
   Securities Series 2004-5 A3
   4.561% 11/10/41 ............................................                  40,000         38,873
 #Bear Stearns Commercial Mortgage
   Securities Series 2004-ESA E 144A
   5.064% 5/14/16 .............................................                 215,000        215,331
 @Citigroup/Deutsche Bank Commercial
   Mortgage Trust
   Series 2005-CD1 AJ 5.225% 7/15/44 ..........................                 115,000        114,897
>#Commercial Mortgage Pass-Through
   Certificates Series 2001-J1A A2 144A
   6.457% 2/14/34 .............................................                 192,348        201,734
 #Crown Castle Towers Series
   2005-1A C 144A 5.074% 6/15/35 ..............................                  90,000         88,369
 #First Union National Bank
   Commercial Mortgage Series
   2001-C2 L 144A 6.46% 1/12/43 ...............................                 200,000        199,032
  GE Capital Commercial
   Mortgage Trust
   Series 2002-1A A3 6.269% 12/10/35 ..........................                 365,000        386,626
   Series 2005-C3 A3FX 4.863% 7/10/45 .........................                  50,000         49,553
  General Motors Acceptance Corporation
   Commercial Mortgage Securities
   Series 1998-C2 A2 6.42% 5/15/35 ............................                 208,065        214,248
  Greenwich Capital Commercial
    Funding Series 2005-GG3 A2
    4.305% 8/10/42 ............................................                  40,000         38,950
 #Hilton Hotel Pool Trust
    Series 2000 HLTA A1 144A
     7.055% 10/3/15 ...........................................                  15,137         15,912

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
  COMMERCIAL MORTGAGE-BACKED SECURITIES (CONTINUED)
  JPMORGAN CHASE COMMERCIAL
     Mortgage Securities
     Series 2002-C1 A3 5.376% 7/12/37 .........................      USD        290,000   $    294,023
     Series 2002-C2 A2 5.05% 12/12/34 .........................                 280,000        278,780
     Series 2003-C1 A2 4.985% 1/12/37 .........................                  20,000         19,852
  LB-UBS Commercial Mortgage Trust
     Series 2002-C1 A4 6.462% 3/15/31 .........................                 110,000        117,889
  Merrill Lynch Mortgage Trust
    @Series 2004-BPC1 A3
     4.467% 10/12/41 ..........................................                  25,000         24,160
     Series 2005-CIP1 A2
     4.96% 7/12/38 ............................................                 300,000        298,287
    @Series 2005-CIP1 B 5.101% 7/12/38 ........................                  80,000         79,305
  Morgan Stanley Capital I
     Series 2005-HQ6 A2A
     4.882% 8/13/42 ...........................................                 115,000        114,151
    @Series 2005-HQ7 A4
     5.205% 11/14/42 ..........................................                 205,000        206,709
 #Tower Series 2004-2A A 144A
     4.232% 12/15/14 ..........................................                  65,000         62,826
                                                                                          ------------
  Total Commercial Mortgage-Backed
     Securities (cost $3,121,108) .............................                              3,059,507
                                                                                          ------------
  CORPORATE BONDS-34.73%
  BANKING-2.04%
 #Banco BMG 144A 9.15% 11/15/16 ...............................                 258,000        254,711
 #Banco Continental 144A
     6.625% 12/1/10 ...........................................                 530,000        531,403
@#Banco Santander 144A 4.81% 12/9/09 ..........................                  60,000         59,856
  Bank Nederlandse Gemeenten
     6.75% 9/21/11 ............................................      NZD        449,000        309,397
 @Barclays Bank 6.278% 12/29/49 ...............................      USD        130,000        130,894
  Citigroup 5.875% 2/22/33 ....................................                 210,000        216,058
  Credit Suisse First Boston USA
     6.125% 11/15/11 ..........................................                  75,000         78,827
  Deustche Bank AG 8.00% 9/29/06 ..............................      ISK      7,100,000        111,608
@#HBOS 144A 5.92% 9/29/49 .....................................      USD        300,000        303,338
 #ICICI Bank 144A 5.75% 11/16/10 ..............................                 225,000        226,336
  Popular North America 4.25% 4/1/08 ..........................                 185,000        181,545
  Popular North America Capital Trust
     6.564% 9/15/34 ...........................................                 130,000        134,144
@#Rabobank Capital Funding II 144A
     5.26% 12/29/49 ...........................................                 110,000        109,155
 @RBS Capital Trust I 4.709% 12/29/49 .........................                  95,000         90,432
  Regions Financial 6.375% 5/15/12 ............................                 170,000        182,330
@#Resona Bank 144A 5.85% 9/29/49 ..............................                 305,000        304,291
@#Resona Preferred 144A
     7.191% 12/29/49 ..........................................                 970,000      1,030,914
  Western Financial 9.625% 5/15/12 ............................                 235,000        264,375
                                                                                          ------------
                                                                                             4,519,614
                                                                                          ------------
  BASIC INDUSTRY-3.28%
  Abitibi-Consolidated
     6.95% 12/15/06 ...........................................                  20,000         20,250
     6.95% 4/1/08 .............................................                  61,000         61,305
     7.875% 8/1/09 ............................................                 500,000        497,500

                                                            Diversified Income-5

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
 CORPORATE BONDS (CONTINUED)
 BASIC INDUSTRY (CONTINUED)
 AK Steel 7.875% 2/15/09 ......................................      USD        240,000   $    229,200
 Barrick Gold Finance 7.50% 5/1/07 ............................                  60,000         61,767
 Bowater
  9.00% 8/1/09 ................................................                 195,000        201,825
  9.50% 10/15/12 ..............................................                 660,000        683,099
#Codelco 144A 5.625% 9/21/35 ..................................                 190,000        189,955
  Donohue Forest Products
  7.625% 5/15/07 ..............................................                 275,000        280,500
#Evraz Group SA 144A 8.25% 11/10/15 ...........................                 370,000        366,855
  Georgia-Pacific
  8.875% 5/15/31 ..............................................                 605,000        609,537
  9.50% 12/1/11 ...............................................                 365,000        386,444
  Gold Kist 10.25% 3/15/14 ....................................                 150,000        168,000
 Huntsman International
  10.125% 7/1/09 ..............................................                  80,000         83,000
#Huntsman International 144A
  7.375% 1/1/15 ...............................................                 465,000        451,050
 Lubrizol 4.625% 10/1/09 ......................................                  40,000         39,238
 Lyondell Chemical 10.50% 6/1/13 ..............................                  50,000         57,063
 Norske Skog Canada 8.625% 6/15/11 ............................                 580,000        556,800
 *#Novelis 144A 7.50% 2/15/15 .................................                  30,000         28,125
#Port Townsend Paper 144A
  12.00% 4/15/11 ..............................................                 190,000        122,550
 Potlatch 13.00% 12/1/09 ......................................                 150,000        179,870
 Rhodia
  8.875% 6/1/11 ...............................................                 250,000        257,500
  10.25% 6/1/10 ...............................................                 250,000        275,000
 Smurfit Capital Funding
  7.50% 11/20/25 ..............................................                 535,000        473,475
!Solutia 6.72% 10/15/37 .......................................                 275,000        211,750
 Stone Container 9.75% 2/1/11 .................................                 290,000        294,350
 Tembec Industries 8.625% 6/30/09 .............................                 625,000        359,375
 Witco 6.875% 2/1/26 ..........................................                 125,000        119,375
                                                                                          ------------
                                                                                             7,264,758
                                                                                          ------------
 BROKERAGE-1.13%
 Amvescap 4.50% 12/15/09 ......................................                 150,000        147,315
 E Trade Financial 8.00% 6/15/11 ..............................                 710,000        741,951
 FINOVA Group 7.50% 11/15/09 ..................................                 377,000        133,835
 Franklin Resources 3.70% 4/15/08 .............................                   5,000          4,876
 Goldman Sachs 6.345% 2/15/34 .................................                 215,000        226,622
 Labranche & Company
  9.50% 5/15/09 ...............................................                 150,000        159,000
  11.00% 5/15/12 ..............................................                 270,000        301,050
@Merrill Lynch 5.49% 3/12/07 ..................................                  95,000         94,185
 Morgan Stanley
  4.75% 4/1/14 ................................................                 125,000        120,085
  5.05% 1/21/11 ...............................................                 320,000        320,448
  5.375% 10/15/15 .............................................                 255,000        255,728
                                                                                          ------------
                                                                                             2,505,095
                                                                                          ------------
 CAPITAL GOODS-1.34%
 Aleris International 9.00% 11/15/14 ..........................                 296,000        306,360
 Allied Waste North America 9.25% 9/1/12 ......................                 374,000        406,725
 Armor Holdings 8.25% 8/15/13 .................................                 510,000        550,799
 Casella Waste Systems 9.75% 2/1/13 ...........................                 375,000        396,563
 General Electric 5.00% 2/1/13 ................................                 175,000        175,167

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
  CORPORATE BONDS (CONTINUED)
  CAPITAL GOODS (CONTINUED)
  Geo Subordinate 11.00% 5/15/12 ..............................      USD        195,000   $    192,075
  Graham Packaging 9.875% 10/15/14 ............................                 385,000        377,300
  Interface 10.375% 2/1/10 ....................................                 255,000        277,313
  Intertape Polymer 8.50% 8/1/14 ..............................                 285,000        282,729
                                                                                          ------------
                                                                                             2,965,031
                                                                                          ------------
  COMMUNICATIONS-6.35%
**Adelphia Communications
     8.125% 7/15/06 ...........................................                  80,000         45,600
  Alaska Communications Systems Holdings
     9.875% 8/15/11 ...........................................                 320,000        349,600
  American Cellular 10.00% 8/1/11 .............................                 130,000        141,700
  American Tower 7.125% 10/15/12 ..............................                 135,000        139,725
  Bellsouth
     4.20% 9/15/09 ............................................                  40,000         38,888
     6.00% 11/15/34 ...........................................                  55,000         55,138
 #CCH I 144A 11.00% 10/1/15 ...................................                 555,000        468,975
 #Centennial Communications 144A
     10.00% 1/1/13 ............................................                 170,000        172,550
     Cenveo 9.625% 3/15/12 ....................................                 220,000        238,700
 #Charter Communications 144A
     5.875% 11/16/09 ..........................................                  65,000         48,669
  Charter Communications Holdings
     11.125% 1/15/11 ..........................................                 355,000        197,025
    <13.50% 1/15/11 ...........................................                 320,000        209,600
 #Charter Communications Operating 144A
     8.375% 4/30/14 ...........................................                 260,000        260,000
  Cincinnati Bell 8.375% 1/15/14 ..............................                 322,000        318,378
@#Cleveland Unlimited 144A
     12.73% 12/15/10 ..........................................                 100,000        101,000
  Comcast 6.50% 11/15/35 ......................................                 280,000        286,284
  Cox Communications 4.625% 1/15/10 ...........................                  60,000         58,136
  CSC Holdings 10.50% 5/15/16 .................................                 727,000        774,254
  Dex Media East 12.125% 11/15/12 .............................                 175,000        205,625
 #Digicel Limited 144A 9.25% 9/1/12 ...........................                 100,000        103,250
  GTE California 7.65% 3/15/07 ................................                 470,000        481,827
 #Hanarotelecom 144A 7.00% 2/1/12 .............................                 340,000        335,433
 <Inmarsat Finance 10.375% 11/15/12 ...........................                 995,000        834,555
  Insight Midwest 10.50% 11/1/10 ..............................                 754,000        796,412
  iPCS 11.50% 5/1/12 ..........................................                  80,000         92,200
  IWO Escrow Company
      o8.35% 1/15/12 ..........................................                  25,000         26,063
    <10.75% 1/15/15 ...........................................                  20,000         14,550
 @Liberty Media 5.991% 9/17/06 ................................                  62,000         62,438
  MCI
     6.908% 5/1/07 ............................................                 105,000        106,050
     7.688% 5/1/09 ............................................                 455,000        470,925
  Mediacom Capital 9.50% 1/15/13 ..............................                 665,000        652,531
  PanAmSat 9.00% 8/15/14 ......................................                 140,000        147,350
  Qwest 7.875% 9/1/11 .........................................                 255,000        276,038
@#Qwest 144A 7.741% 6/15/13 ...................................                 125,000        135,469
  Rural Cellular 9.875% 2/1/10 ................................                 225,000        238,500
@#Rural Cellular 144A 10.041% 11/1/12 .........................                 130,000        131,625
     SBC Communications
     4.125% 9/15/09 ...........................................                 245,000        236,777
     6.15% 9/15/34 ............................................                 340,000        342,667

                                                            Diversified Income-6

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
 CORPORATE BONDS (CONTINUED)
 COMMUNICATIONS (CONTINUED)
 Sheridan Acquisition 10.25% 8/15/11 ..........................      USD        425,000   $    439,344
#Sirius Satellite 144A 9.625% 8/1/13 ..........................                 330,000        326,700
 Sprint Capital
  *4.78% 8/17/06 ..............................................                 105,000        104,932
   8.75% 3/15/32 ..............................................                 325,000        432,607
   Telecom Italia Capital 4.00% 1/15/10 .......................                 105,000        100,098
#Telecom Personal 144A 9.25% 12/22/10 .........................                 255,000        256,275
 Telefonos de Mexico 4.50% 11/19/08 ...........................                 180,000        177,192
 Time Warner Entertainment
   8.375% 3/15/23 .............................................                 155,000        179,661
   Triton Communications 9.375% 2/1/11 ........................                 225,000        165,375
@US LEC 12.716% 10/1/09 .......................................                 135,000        145,800
 US Unwired 10.00% 6/15/12 ....................................                 180,000        203,400
 Valor Telecom Enterprises
   7.75% 2/15/15 ..............................................                 275,000        288,750
 Verizon Global
   4.90% 9/15/15 ..............................................                  95,000         92,135
   5.85% 9/15/35 ..............................................                 190,000        183,728
 Verizon Wireless 5.375% 12/15/06 .............................                 260,000        260,916
 Vertis 10.875% 6/15/09 .......................................                 495,000        490,050
#Wind Acquisition 144A 10.75% 12/1/15 .........................                 265,000        274,938
 XM Satellite Radio 12.00% 6/15/10 ............................                 318,000        358,545
                                                                                          ------------
                                                                                            14,074,953
                                                                                          ------------
 CONSUMER CYCLICAL-4.94%
 Accuride 8.50% 2/1/15 ........................................                 330,000        326,700
 Ameristar Casinos 10.75% 2/15/09 .............................                 100,000        106,500
 Autonation 9.00% 8/1/08 ......................................                 225,000        242,719
@Centex 4.50% 8/1/07 ..........................................                 130,000        130,004
 Corrections Corporation of America
   7.50% 5/1/11 ...............................................                 330,000        343,200
@DaimlerChrysler NA Holdings
   4.78% 10/31/08 .............................................                 210,000        210,282
   Denny's 10.00% 10/1/12 .....................................                 100,000        102,000
   DR Horton 5.25% 2/15/15 ....................................                 440,000        414,101
   Ford Motor 7.45% 7/16/31 ...................................                 725,000        496,625
   Ford Motor Credit
   5.625% 10/1/08 .............................................                  10,000          8,780
   5.70% 1/15/10 ..............................................                 105,000         89,333
   6.625% 6/16/08 .............................................                 155,000        140,670
#Galaxy Entertainment Finance 144A
   9.875% 12/15/12 ............................................                 480,000        489,600
 Gaylord Entertainment
   6.75% 11/15/14 .............................................                  40,000         39,400
   8.00% 11/15/13 .............................................                  60,000         63,150
 General Motors 8.375% 7/15/33 ................................                 325,000        216,125
 General Motors Acceptance Corporation
   6.75% 12/1/14 ..............................................                 325,000        292,848
   6.875% 9/15/11 .............................................                 180,000        164,337
   8.00% 11/1/31 ..............................................                 775,000        744,325
 JC Penney 7.375% 8/15/08 .....................................                 120,000        126,743
 Johnson Controls 5.00% 11/15/06 ..............................                  20,000         19,969
 Landry's Restaurant 7.50% 12/15/14 ...........................                 155,000        145,700
 Lodgenet Entertainment 9.50% 6/15/13 .........................                 680,000        742,900
#Majestic Star 144A 9.75% 1/15/11 .............................                 120,000        121,500
 Mandalay Resort Group 10.25% 8/1/07 ..........................                 385,000        412,431

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
 CORPORATE BONDS (CONTINUED)
 CONSUMER CYCLICAL (CONTINUED)
 Metaldyne 10.00% 11/1/13 .....................................      USD        380,000   $    345,800
 MGM MIRAGE 9.75% 6/1/07 ......................................                  50,000         52,938
#Neiman Marcus 144A 9.00% 10/15/15 ............................                 445,000        457,238
 O'Charleys 9.00% 11/1/13 .....................................                 160,000        163,200
 Penn National Gaming 8.875% 3/15/10 ..........................                 725,000        764,874
 Royal Caribbean Cruises 7.25% 3/15/18 ........................                 375,000        405,000
 Schuler Homes 10.50% 7/15/11 .................................                  80,000         86,400
 Time Warner 8.18% 8/15/07 ....................................                 210,000        219,749
<Town Sports International
     11.00% 2/1/14 ............................................                 130,000         90,350
     True Temper Sports 8.375% 9/15/11 ........................                 260,000        235,300
#Uno Restaurant 144A 10.00% 2/15/11 ...........................                 175,000        158,375
 Visteon
     7.00% 3/10/14 ............................................                 205,000        159,388
     8.25% 8/1/10 .............................................                 790,000        675,450
 Warnaco 8.875% 6/15/13 .......................................                 185,000        200,263
 Warner Music Group 7.375% 4/15/14 ............................                 455,000        453,863
 Wheeling Island Gaming .......................................
     10.125% 12/15/09 .........................................                 285,000        300,319
                                                                                          ------------
                                                                                            10,958,449
                                                                                          ------------
 CONSUMER NON-CYCLICAL-3.22%
#Accellent 144A 10.50% 12/1/13 ................................                 175,000        180,250
 Amgen 4.00% 11/18/09 .........................................                  30,000         29,117
 Baxter International 5.196% 2/16/08 ..........................                 190,000        190,654
 Biovail 7.875% 4/1/10 ........................................                 688,000        716,379
 Brickman Group 11.75% 12/15/09 ...............................                 300,000        333,750
 Constellation Brands 8.125% 1/15/12 ..........................                 360,000        376,200
 Cott Beverages 8.00% 12/15/11 ................................                 295,000        303,850
#Doane Pet Care 144A 10.625% 11/15/15 .........................                 195,000        204,263
 HCA 5.50% 12/1/09 ............................................                 130,000        129,043
 HealthSouth 10.75% 10/1/08 ...................................                 390,000        391,950
 Kraft Foods
     4.125% 11/12/09 ..........................................                  65,000         62,953
     6.50% 11/1/31 ............................................                  60,000         66,225
#Le-Natures 144A 10.00% 6/15/13 ...............................                 285,000        300,675
 Medco Health Solutions 7.25% 8/15/13 .........................                 265,000        291,537
 MedPartners 7.375% 10/1/06 ...................................                 410,000        417,175
#Miller Brewing 144A 4.25% 8/15/08 ............................                  65,000         63,829
 National Beef Packing 10.50% 8/1/11 ..........................                 370,000        384,800
 NDCHealth 10.50% 12/1/12 .....................................                 225,000        258,188
 Pilgrim's Pride 9.625% 9/15/11 ...............................                 310,000        331,700
 Playtex Products 9.375% 6/1/11 ...............................                 270,000        284,175
 Safeway 6.15% 3/1/06 .........................................                  75,000         75,032
 Universal 6.50% 2/15/06 ......................................                  90,000         90,179
 US Oncology 10.75% 8/15/14 ...................................                 275,000        306,625
 UST 6.625% 7/15/12 ...........................................                 130,000        135,357
<Vanguard Health 11.25% 10/1/15 ...............................                 495,000        363,825
#Warner Chilcott 144A 8.75% 2/1/15 ............................                 540,000        499,500
 WellPoint 4.25% 12/15/09 .....................................                  80,000         77,993
 Wyeth 5.50% 2/1/14 ...........................................                 275,000        279,013
                                                                                          ------------
                                                                                             7,144,237
                                                                                          ------------
 ELECTRIC-2.22%
 Arizona Public Service 5.50% 9/1/35 ..........................                 160,000        151,908
 Avista 9.75% 6/1/08 ..........................................                  10,000         10,965

                                                            Diversified Income-7

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
 CORPORATE BONDS (CONTINUED)
 ELECTRIC (CONTINUED)
!Calpine
    7.625% 4/15/06 ............................................      USD        105,000   $     47,513
    10.50% 5/15/06 ............................................                 170,000         74,800
!#Calpine 144A 9.90% 7/15/07 ..................................                 180,838        147,835
#Central Elet Brasileiras 144A
    7.75% 11/30/15 ............................................                 195,000        199,388
    CMS Energy 9.875% 10/15/07 ................................                 250,000        268,750
@Dominion Resources 4.819% 9/28/07 ............................                 600,000        600,562
 Duke Capital 5.668% 8/15/14 ..................................                  95,000         95,972
#Dynegy Holdings 144A 10.125% 7/15/13 .........................                 345,000        391,574
 Elwood Energy 8.159% 7/5/26 ..................................                 273,114        295,265
 Midwest Generation
    8.30% 7/2/09 ..............................................                 295,000        307,537
    8.75% 5/1/34 ..............................................                 240,000        265,500
 Mirant Americas Generation
    8.30% 5/1/11 ..............................................                 200,000        254,000
#Mirant North America 144A
    7.375% 12/31/13 ...........................................                 200,000        203,250
 Oncor Electric Delivery 7.00% 5/1/32 .........................                  20,000         22,828
 Orion Power Holdings 12.00% 5/1/10 ...........................                 190,000        215,650
 Pepco Holdings 5.50% 8/15/07 .................................                 250,000        251,609
#Power Contract Financing 144A
    5.20% 2/1/06 ..............................................                   2,293          2,294
    6.256% 2/1/10 .............................................                 200,000        203,055
 Progress Energy 6.75% 3/1/06 .................................                 210,000        210,668
 PSEG Energy Holdings 7.75% 4/16/07 ...........................                  10,000         10,400
 Reliant Energy 9.50% 7/15/13 .................................                  60,000         60,450
@SCANA 4.56% 3/1/08 ...........................................                  80,000         80,102
 Southern California Edison
    @4.555% 12/13/07 ..........................................                  75,000         75,036
    6.00% 1/15/34 .............................................                 120,000        127,434
#Tenaska Alabama 144A 7.00% 6/30/21 ...........................                  99,664        100,764
#Texas Genco 144A 6.875% 12/15/14 .............................                 110,000        119,625
#Verasun Energy 144A 9.875% 12/15/12 ..........................                 120,000        122,400
                                                                                          ------------
                                                                                             4,917,134
                                                                                          ------------
 EMERGING MARKETS-0.36%
 Siberian Oil 10.75% 1/15/09 ..................................                 205,000        232,901
#Southern Peru 144A 7.50% 7/27/35 .............................                 560,000        559,377
                                                                                          ------------
                                                                                               792,278
                                                                                          ------------
 ENERGY-0.97%
#Adaro Finance 144A 8.50% 12/8/10 .............................                 205,000        207,563
#Atlas Pipeline 144A 8.125% 12/15/15 ..........................                 325,000        329,468
 Bluewater Finance 10.25% 2/15/12 .............................                 110,000        118,800
#Canadian Oil Sands 144A
    4.80% 8/10/09 .............................................                  10,000          9,853
#Compton Petroleum Finance 144A
    7.625% 12/1/13 ............................................                 110,000        113,025
#Hilcorp Energy 144A
    7.75% 11/1/15 .............................................                 275,000        281,188
    10.50% 9/1/10 .............................................                  78,000         86,775
#Kinder Morgan 144A 5.35% 1/5/11 ..............................                 330,000        330,830
 Nexen 5.875% 3/10/35 .........................................                  95,000         93,738
 Oneok 5.51% 2/16/08 ..........................................                 180,000        180,801
@Secunda International 12.15% 9/1/12 ..........................                 115,000        121,325
 SESI 8.875% 5/15/11 ..........................................                  95,000         99,988

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
 CORPORATE BONDS (CONTINUED)
 ENERGY
  Weatherford International
     4.95% 10/15/13 ...........................................      USD         72,000   $     70,545
  Whiting Petroleum 7.25% 5/1/13 ..............................                 105,000        106,838
                                                                                          ------------
                                                                                             2,150,737
                                                                                          ------------
  FINANCIALS-2.64%
  American General Finance
     4.875% 7/15/12 ...........................................                 385,000        376,626
     5.40% 12/1/15 ............................................                 345,000        344,559
 @Berkshire Hathaway Finance
     4.165% 1/11/08 ...........................................                  75,000         75,120
 #CCM Merger 144A 8.00% 8/1/13 ................................                 595,000        574,175
 #E Trade Group 144A 8.00% 6/15/11 ............................                  50,000         52,250
 #FTI Consulting 144A 7.625% 6/15/13 ..........................                 175,000        181,125
 @HSBC Finance Capital Trust IX
     5.911% 11/30/35 ..........................................                 500,000        505,192
@#ILFC E-Capital Trust I 144A
     5.90% 12/21/65 ...........................................                 265,000        266,324
@#ILFC E-Capital Trust II 144A
     6.25% 12/21/65 ...........................................                 120,000        122,032
  International Lease Finance
     4.625% 6/2/08 ............................................                  25,000         24,766
  NewPage 10.00% 5/1/12 .......................................                 175,000        172,813
@#Premium Asset Trust
     Series 2005-2 144A 4.374% 2/2/07 .........................                  85,000         84,841
  Residential Capital
     6.125% 11/21/08 ..........................................                 340,000        341,049
     6.375% 6/30/10 ...........................................                 180,000        183,077
     6.875% 6/30/15 ...........................................                 980,000      1,043,155
  SLM 6.50% 6/15/10 ...........................................      NZD      2,230,000      1,508,128
                                                                                          ------------
                                                                                             5,855,232
                                                                                          ------------
  INDUSTRIAL-OTHER-0.61%
  Adesa 7.625% 6/15/12 ........................................      USD        290,000        289,999
  Foster Wheeler 10.359% 9/15/11 ..............................                  44,000         49,500
  Interline Brands 11.50% 5/15/11 .............................                 232,000        259,840
 #Knowledge Learn 144A 7.75% 2/1/15 ...........................                 115,000        109,825
 <Mueller Holdings 14.75% 4/15/14 .............................                 245,000        185,588
 #Nell AF SARL 144A 8.375% 8/15/15 ............................                 150,000        149,250
 #Panolam Industrial 144A
     10.75% 10/1/13 ...........................................                 115,000        111,263
  Trimas 9.875% 6/15/12 .......................................                 235,000        195,050
                                                                                          ------------
                                                                                             1,350,315
                                                                                          ------------
  INSURANCE-2.60%
  Ambac Financial Group 5.95% 12/5/35 .........................                 450,000        462,429
 #Farmers Exchange Capital 144A
     7.05% 7/15/28 ............................................                 250,000        265,190
 #Farmers Insurance Exchange 144A
     6.00% 8/1/14 .............................................                  70,000         71,234
     8.625% 5/1/24 ............................................                   5,000          6,084
 @ING Groep NV 5.775% 12/29/49 ................................                 290,000        294,467

                                                            Diversified Income-8

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
   CORPORATE BONDS (CONTINUED)
   INSURANCE (CONTINUED)
   Marsh & McLennan
    @4.27% 7/13/07 ............................................      USD        205,000   $    204,428
     5.15% 9/15/10 ............................................                 230,000        228,706
     5.375% 3/15/07 ...........................................                 170,000        170,383
     5.375% 7/15/14 ...........................................                  55,000         54,224
     5.75% 9/15/15 ............................................                 294,000        296,909
   MetLife 5.00% 6/15/15 ......................................                  80,000         78,611
  #Nationwide Mutual Insurance
     144A 7.875% 4/1/33 .......................................                 225,000        273,375
  #Nippon Life Insurance 144A
     4.875% 8/9/10 ............................................                 205,000        202,035
>@#North Front Pass-Through Trust 144A
     5.81% 12/15/24 ...........................................                 500,000        501,327
 @#Oil Insurance 144A 5.15% 8/15/33 ...........................                 215,000        213,576
   St. Paul Travelers 5.01% 8/16/07 ...........................                 235,000        234,979
>@#Twin Reefs Pass-Through Trust 144A
     5.36% 12/31/49 ...........................................                 100,000        100,107
  #Unumprovident Finance 144A
     6.85% 11/15/15 ...........................................                 185,000        193,047
   Willis Group
     5.125% 7/15/10 ...........................................                 580,000        578,830
     5.625% 7/15/15 ...........................................                 325,000        325,467
  @#ZFS Finance USA 144A
      6.15% 12/15/65 ..........................................                 500,000        504,165
      6.45% 12/15/65 ..........................................                 500,000        507,907
                                                                                          ------------
                                                                                             5,767,480
                                                                                          ------------
   NATURAL GAS-0.54%
  @Atmos Energy 4.525% 10/15/07 ...............................                  45,000         45,071
   El Paso Natural Gas 7.625% 8/1/10 ..........................                  60,000         63,395
   El Paso Production Holding
     7.75% 6/1/13 .............................................                 150,000        156,375
   Enterprise Products Operating
     4.00% 10/15/07 ...........................................                  30,000         29,386
     4.625% 10/15/09 ..........................................                 225,000        219,638
   Inergy Finance 6.875% 12/15/14 .............................                  75,000         68,625
   Sempra Energy
     4.621% 5/17/07 ...........................................                 220,000        218,513
        o4.84% 5/21/08 ........................................                 115,000        115,291
   Tennessee Gas Pipeline
     8.375% 6/15/32 ...........................................                  80,000         91,168
     Valero Logistics Operations
     6.05% 3/15/13 ............................................                 190,000        196,564
                                                                                          ------------
                                                                                             1,204,026
                                                                                          ------------
   REAL ESTATE-0.59%
   American Real Estate Partners
     8.125% 6/1/12 ............................................                 305,000        317,963
   BF Saul REIT 7.50% 3/1/14 ..................................                 335,000        342,537
   Developers Diversified Realty
     5.25% 4/15/11 ............................................                  95,000         94,149
     5.375% 10/15/12 ..........................................                 320,000        315,614
   Tanger Properties 9.125% 2/15/08 ...........................                 225,000        240,750
                                                                                          ------------
                                                                                             1,311,013
                                                                                          ------------
     TECHNOLOGY-0.72%
     Magnachip Semiconductor
     8.00% 12/15/14 ...........................................                 280,000        268,800
   Motorola 7.625% 11/15/10 ...................................                   8,000          8,902
   Sanmina-SCI 10.375% 1/15/10 ................................                 300,000        333,000

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
  CORPORATE BONDS (CONTINUED)
  TECHNOLOGY (CONTINUED)
 #Sunguard Data Systems 144A
   9.125% 8/15/13 .............................................      USD         40,000   $     41,600
   10.25% 8/15/15 .............................................                 539,000        541,695
 #Telcordia Technologies 144A
   10.00% 3/15/13 .............................................                 445,000        409,400
                                                                                          ------------
                                                                                             1,603,397
                                                                                          ------------
   TRANSPORTATION - 1.18%
   American Airlines 6.817% 5/23/11 ...........................                 125,000        119,405
   Continental Airlines 6.503% 6/15/11 ........................                 205,000        201,540
 @CSX 4.561% 8/3/06 ...........................................                  31,000         31,047
 #Erac USA Finance 144A
   5.30% 11/15/08 .............................................                 100,000        100,440
   7.35% 6/15/08 ..............................................                 200,000        209,988
IH-Lines Finance Holdings
   11.00% 4/1/13 ..............................................                 466,000        387,944
#Hertz 144A
   8.875% 1/1/14 ..............................................                 125,000        127,969
   10.50% 1/1/16 ..............................................                  65,000         67,275
   Horizon Lines 9.00% 11/1/12 ................................                 115,000        121,613
   Kansas City Southern Railway
   9.50% 10/1/08 ..............................................                 270,000        293,625
   OMI 7.625% 12/1/13 .........................................                 290,000        295,438
   Seabulk International 9.50% 8/15/13 ........................                 115,000        129,806
   Stena 9.625% 12/1/12 .......................................                 300,000        327,375
   United AirLines 7.73% 7/1/10 ...............................                 204,843        203,870
                                                                                          ------------
                                                                                             2,617,335
                                                                                          ------------
TOTAL CORPORATE BONDS
   (cost $77,910,650) .........................................                             77,001,084
                                                                                          ------------
FOREIGN AGENCIES-2.29%
Austria-0.82%
Oesterreichesche Kontrollbank
   1.80% 3/22/10 ..............................................      JPY    206,000,000      1,829,592
                                                                                          ------------
                                                                                             1,829,592
                                                                                          ------------
GERMANY-1.38%
KFW
   6.00% 2/28/11 ..............................................      NZD        143,000         95,081
   6.50% 11/15/11 .............................................      NZD        689,000        471,975
KFW International Finance
   1.75% 3/23/10 ..............................................      JPY    172,000,000      1,524,605
Rentenbank 1.375% 4/25/13 .....................................      JPY    112,000,000        960,928
                                                                                          ------------
                                                                                             3,052,589
                                                                                          ------------
MEXICO-0.02%
#Pemex Project Funding
   Master Trust 144A 6.625% 6/15/35 ...........................      USD         40,000         40,150
                                                                                          ------------
                                                                                                40,150
                                                                                          ------------
UKRAINE-0.07%
Exim of Ukraine 7.75% 9/23/09 .................................      USD        155,000        161,526
                                                                                          ------------
                                                                                               161,526
                                                                                          ------------
TOTAL FOREIGN AGENCIES
   (cost $5,409,098) ..........................................                              5,083,857
                                                                                          ------------

                                                            Diversified Income-9

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
FOREIGN MUNICIPAL BONDS-0.12%
CANADA-0.12%
Vancouver City 3.85% 10/6/12 ..................................      CAD        305,000   $    256,161
                                                                                          ------------
TOTAL FOREIGN MUNICIPAL BONDS
 (COST $260,413) ..............................................                                256,161
                                                                                          ------------
MUNICIPAL BONDS-0.44%
Augusta, Georgia Water &
 Sewer Revenue 5.25% 10/1/39 (FSA) ............................      USD         85,000         90,692
California State 5.00% 2/1/33 .................................                  25,000         25,745
California State University Systemwide
 Revenue 5.00% 11/1/30 (AMBAC) ................................                  95,000         99,877
Colorado Department of
 Transportation Revenue
 5.00% 12/15/12 (FGIC) ........................................                   5,000          5,414
 5.00% 12/15/13 (FGIC) ........................................                  40,000         43,490
Illinois State Taxable Pension
 5.10% 6/1/33 .................................................                  10,000          9,850
Massachusetts Health & Education
 Facilities Authority Revenue
 Series A 5.00% 7/15/36 .......................................                 220,000        231,946
Massachusetts School Building
 Authority 5.00% 8/15/30 (FSA) ................................                 320,000        336,841
New Jersey Economic Development
 Authority Revenue Cigarette Tax
 5.75% 6/15/29 ................................................                  25,000         26,465
New York State Sales Tax Asset
 Receivables Series A
 5.25% 10/15/27 (AMBAC) .......................................                  45,000         48,733
New York State Urban Development
 Series A-1 5.25% 3/15/34 (FGIC) ..............................                  40,000         42,808
Oregon State Taxable Pension
 5.892% 6/1/27 ................................................                   5,000          5,412
West Virginia Economic Development
 Authority 6.07% 7/1/26 .......................................                   5,000          5,283
                                                                                          ------------
TOTAL MUNICIPAL BONDS
 (cost $963,734) ..............................................                                972,556
                                                                                          ------------
NON-AGENCY ASSET-BACKED SECURITIES-4.27%
AmeriCredit Automobile Receivables Trust
 Series 2001-C A4 5.01% 7/14/08 ...............................                  32,806         32,808
 Series 2001-D A4 4.41% 11/12/08 ..............................                  29,233         29,225
Argent Securities Series 2003-W3 AF3
 3.991% 9/25/30 ...............................................                  54,575         54,405
Capital One Auto Finance Trust
 Series 2005-C A3 4.61% 7/15/10 ...............................                 255,000        253,865
Chase Funding Mortgage Loan
 Asset-Backed Certificates
 Series 2002-3 1A6 4.707% 9/25/13 .............................                 820,000        812,169
Chase Manhattan Auto Owner Trust
 Series 2005-B A4 4.88% 6/15/12 ...............................               1,260,000      1,262,206
Citibank Credit Card Issuance Trust
 Series 2003-A7 A7 4.15% 7/7/17 ...............................                  10,000          9,447
 Series 2005-A7 A7 4.75% 10/22/12 .............................                 325,000        323,578

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
NON-AGENCY ASSET-BACKED SECURITIES (CONTINUED)
 Countrywide Asset-Backed Certificates
  oSeries 2004-9 AF2 3.337% 9/25/23 ...........................      USD          4,480   $      4,466
  Series 2004-S1 A2 3.872% 3/25/20 ............................                 230,000        226,057
   oSeries 2005-12 2A2 4.898% 2/25/36 .........................                 385,000        382,336
 Credit-Based Asset Servicing and
  Securitization Series 2005-CB8 AF1B
  5.451% 12/25/35 .............................................                 430,365        430,279
 GMAC Mortgage Corporation
  Loan Trust Series 2004-HLT1 A2
  3.87% 5/25/25 ...............................................                 567,546        560,337
 Household Automotive Trust
  Series 2002-1 A4 4.39% 5/18/09 ..............................                  11,719         11,693
#MBNA Master Credit Card Trust
  Series 2000-D C 144A 8.40% 9/15/09 ..........................                  25,000         26,048
@Merrill Lynch Mortgage Investors
  Series 2005-NCB A1A
  5.451% 7/25/36 ..............................................                 205,436        205,436
 Mid-State Trust
  Series 11 A1 4.864% 7/15/38 .................................                  21,448         20,478
  Series 2004-1 A 6.005% 8/15/37 ..............................                  11,664         11,955
  Series 2005-1 A 5.745% 1/15/40 ..............................                 271,806        271,891
@Novastar Home Equity Loan
  Series 2004-4 A2B 4.719% 3/25/35 ............................                  70,000         70,130
@Option One Mortgage Loan Trust
  Series 2005-4 A3 4.639% 11/25/35 ............................                 455,000        455,118
 Renaissance Home Equity Loan Trust
  Series 2004-4 AF2 3.856% 2/25/35 ............................                  95,000         93,838
  Series 2005-2 AF2 4.361% 8/25/35 ............................                 570,000        562,535
  Series 2005-4 A2 5.399% 2/25/36 .............................                 170,000        170,000
  Series 2005-4 A3 5.565% 2/25/36 .............................                 110,000        110,000
@Residential Asset Mortgage Products
  Series 2004-RS12 AII2
  4.609% 12/25/34 .............................................                 390,000        390,423
  Series 2004-RZ2 AI3 4.30% 1/25/31 ...........................                  50,000         49,477
@Residential Funding Mortgage
  Securities II Series 2005-HI2 A1
  4.519% 5/25/35 ..............................................                 380,967        381,018
 Saxon Asset Securities Trust
  Series 2003-2 AF4 3.546% 8/25/29 ............................               1,103,346      1,099,387
 @Series 2005-1 A2B 4.60% 5/25/35 ............................                 180,000        180,144
 Structured Asset Securities
  Series 2001-SB1 A2 3.375% 8/25/31 ...........................                  57,081         53,119
  Series 2004-16XS A2 4.91% 8/25/34 ...........................                 803,247        800,442
 @Series 2005-NC1 A7 4.609% 2/25/35 ...........................                 100,000        100,116
 WFS Financial Owner Trust
  Series 2002-2 A4 4.50% 2/20/10 ..............................                  28,807         28,803
                                                                                          ------------
 TOTAL NON-AGENCY ASSET-BACKED
  SECURITIES (COST $9,484,897) ................................                              9,473,229
                                                                                          ------------
 NON-AGENCY COLLATERALIZED MORTGAGE
  OBLIGATIONS-8.20%
@American Home Mortgage Investment
  Trust Series 2004-2 4A2
  3.635% 2/25/44 ..............................................                 275,784        275,223

                                                           Diversified Income-10

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
  NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
  Bank of America Alternative Loan Trust
   Series 2003-10 2A1 6.00% 12/25/33 ..........................      USD         12,328   $     12,378
   Series 2004-2 1A1 6.00% 3/25/34 ............................                   3,544          3,558
   Series 2004-10 1CB1 6.00% 11/25/34 .........................                  97,575         98,628
   Series 2005-3 2A1 5.50% 4/25/20 ............................                  85,475         85,635
   Series 2005-5 2CB1 6.00% 6/25/35 ...........................                 235,087        236,729
   Series 2005-6 7A1 5.50% 7/25/20 ............................                 304,873        305,254
   Series 2005-9 5A1 5.50% 10/25/20 ...........................                 599,082        598,333
  Bank of America Mortgage Securities
  @Series 2003-D 1A2 3.428% 5/25/33 ...........................                     646            646
  @Series 2003-I 2A4 3.828% 10/25/33 ..........................                  56,833         56,500
  @Series 2004-A 1A1 3.459% 2/25/34 ...........................                  70,684         70,220
  @Series 2004-E 1A1 3.516% 6/25/34 ...........................                 157,380        154,720
   Series 2005-9 2A1 4.75% 10/25/20 ...........................                 395,021        385,852
  @Series 2005-A 1A1 4.062% 2/25/35 ...........................                 154,289        151,782
  @Series 2005-A 2A1 4.465% 2/25/35 ...........................                 186,057        182,815
  @Series 2005-B 2A1 4.399% 3/25/35 ...........................                 604,379        592,778
  @Series 2005-E 2A1 4.981% 6/25/35 ...........................                  76,761         75,962
  @Series 2005-F 2A3 4.731% 7/25/35 ...........................                 319,831        315,533
 @Bear Stearns Adjustable Rate
  Mortgage Trust
   Series 2005-7 1A2 4.75% 8/25/35 ............................                 137,106        134,257
   Series 2005-10 A1 4.75% 10/25/35 ...........................                 239,993        237,607
  Chase Mortgage Finance Corporation
   Series 2003-S8 A2 5.00% 9/25/18 ............................                 674,986        666,554
  Countrywide Alternative Loan Trust
   @Series 2004-J7 1A2 4.673% 8/25/34 .........................                  73,961         73,694
  Series 2004-28 CB 6A1 6.00% 1/25/35 .........................                 515,980        518,303
   @Series 2005-63 3A1 5.909% 11/25/35 ........................                 419,699        421,666
>@Countrywide Home Loan Mortgage
   Pass-Through Trust
   Series 2003-21 A1 4.088% 5/25/33 ...........................                   1,298          1,284
  Credit Suisse First Boston
   Mortgage Securities
   Series 2003-29 5A1 7.00% 12/25/33 ..........................                   6,958          7,110
   @Series 2003-AR22 2A3 4.107% 9/25/33 .......................                  76,930         76,542
  First Horizon Alternative Mortgage
   Securities Series 2004-FA1 1A1
   6.25% 10/25/34 .............................................                 505,879        512,009
  First Horizon Asset Securities
   Series 2003-5 1A17 8.00% 7/25/33 ...........................                   2,434          2,547
   @Series 2004-AR5 4A1 5.686% 10/25/34 .......................                  33,574         33,605
   @Series 2004-AR7 1A1 4.464% 2/25/35 ........................                 854,827        856,752
 #GSMPS Mortgage Loan Trust 144A
   Series 2005-RP1 1A3 8.00% 1/25/35 ..........................                 438,597        466,253
   Series 2005-RP1 1A4 8.50% 1/25/35 ..........................                 388,871        419,654
 @Indymac Index Mortgage Loan Trust
   Series 2004-AR4 1A 4.629% 8/25/34 ..........................                 333,315        332,866
   Series 2005-AR25 1A21
   5.908% 12/25/35 ............................................                 441,458        445,187

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
  NON-AGENCY COLLATERALIZED MORTGAGE
   OBLIGATIONS (CONTINUED)
@JP Morgan Mortgage Trust
  Series 2005-A2 2A1 4.727% 4/25/35 ...........................      USD        267,604   $    265,848
  Series 2005-A6 1A2 5.154% 9/25/35 ...........................                 855,000        850,494
  Lehman Mortgage Trust
  Series 2005-2 2A2 5.50% 12/25/35 ............................                 369,843        371,577
@MASTR Adjustable Rate Mortgages
  Trust Series 2003-6 1A2
  2.909% 12/25/33 .............................................                  12,624         12,553
  MASTR Alternative Loans Trust
  Series 2003-9 1A1 5.50% 12/25/18 ............................                  28,553         28,589
  Series 2005-3 7A1 6.00% 4/25/35 .............................                 120,411        121,258
#MASTR Reperforming Loan Trust 144A
  Series 2005-1 1A5 8.00% 8/25/34 .............................                 106,259        112,721
  Series 2005-2 1A4 8.00% 5/25/35 .............................                 413,712        438,017
#MASTR Specialized Loan Trust
  Series 2005-2 A2 144A 5.15% 7/25/35 .........................                 296,827        292,523
@Merrill Lynch Mortgage Investors
  Series 2005-A5 A9 4.88% 6/25/35 .............................                 411,288        407,122
@MLCC Mortgage Investors
  Series 2005-1 1A 4.742% 4/25/35 .............................                 347,225        345,054
  Nomura Asset Acceptance
  Series 2005-WF1 2A2 4.786% 3/25/35 ..........................                 275,000        271,631
  Prime Mortgage Trust
  Series 2004-2 A2 4.75% 11/25/19 .............................                 305,155        298,975
  Series 2004-CL1 1A1 6.00% 2/25/34 ...........................                  14,694         14,671
  Residential Asset Mortgage Products
  Series 2004-SL1 A3 7.00% 11/25/31 ...........................                   1,892          1,935
  Series 2004-SL4 A3 6.50% 7/25/32 ............................                  63,897         65,332
  Series 2005-SL1 A2 6.00% 5/25/32 ............................                 178,723        182,029
 @Structured Adjustable Rate
  Mortgage Loan Trust
  Series 2004-18 5A 5.50% 12/25/34 ............................                  40,678         40,500
  Series 2005-18 6A1 5.34% 9/25/35 ............................                 769,509        766,134
  Series 2005-3XS A2 4.629% 1/25/35 ...........................                 685,000        685,219
  Structured Asset Securities
   oSeries 2002-22H 1A 6.991% 11/25/32 ........................                   2,180          2,218
  Series 2004-5H A2 4.43% 12/25/33 ............................                 400,000        397,724
  Series 2004-12H 1A 6.00% 5/25/34 ............................                  51,754         51,738
@Thornburg Mortgage Securities
  Trust 2005-3 A1 4.609% 10/25/35 .............................                 415,340        415,379
>Washington Mutual Alternative Mortgage
  Pass-Through Certificates
  Series 2005-1 5A2 6.00% 3/25/35 .............................                  67,807         67,838
  Series 2005-1 6A2 6.50% 3/25/35 .............................                  16,799         17,006
  Series 2005-9 3CB 5.50% 10/25/20 ............................                 311,778        312,168
  Washington Mutual
   @Series 2003-AR4 A7 3.95% 5/25/33 ..........................                   5,828          5,700
   @Series 2003-AR9 1A7 4.053% 9/25/33 ........................                  29,241         28,689
  Series 2004-CB3 1A 6.00% 10/25/34 ...........................                  62,635         62,733
  Series 2004-CB3 4A 6.00% 10/25/19 ...........................                  19,815         20,174
   @Series 2005-AR3 A1 4.65% 3/25/35 ..........................                 478,385        471,031

                                                           Diversified Income-11

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
NON-AGENCY COLLATERALIZED MORTGAGE
 OBLIGATIONS (CONTINUED)
Wells Fargo Mortgage Backed
 Securities Trust
 oSeries 2004-DD 2A3
 4.521% 1/25/35 ...............................................      USD        100,000   $     98,304
 @Series 2004-I 1A1 3.39% 7/25/34 .............................                 119,251        119,275
 @Series 2004-T A1 3.451% 9/25/34 .............................                 239,370        239,238
 Series 2005-12 1A7 5.50% 11/25/35 ............................                 511,983        497,903
 Series 2005-17 1A2 5.50% 1/25/36 .............................                 415,000        402,550
 @Series 2005-AR16 2A1
 4.944% 10/25/35 ..............................................                 586,592        583,379
                                                                                          ------------
TOTAL NON-AGENCY COLLATERALIZED
 MORTGAGE OBLIGATIONS
 (COST $18,271,423) ...........................................                             18,173,665
                                                                                          ------------
REGIONAL AGENCIES-0.39%
AUSTRALIA-0.39%
Queensland Treasury
 6.00% 8/14/13 ................................................      AUD        498,000        380,086
 6.00% 10/14/15 ...............................................      AUD        645,000        496,223
                                                                                          ------------
TOTAL REGIONAL AGENCIES
 (COST $896,236) ..............................................                                876,309
                                                                                          ------------
REGIONAL AUTHORITY-1.93%
CANADA - 1.93%
Ontario Province
 1.875% 1/25/10 ...............................................      JPY    205,000,000      1,825,315
 4.50% 3/8/15 .................................................      CAD        867,000        759,556
 5.00% 3/8/14 .................................................      CAD        170,000        154,100
Quebec Province
 5.00% 12/1/15 ................................................      CAD      1,264,000      1,137,529
 6.75% 11/9/15 ................................................      NZD        570,000        393,496
                                                                                          ------------
TOTAL REGIONAL AUTHORITY
(COST $4,353,083) .............................................                              4,269,996
                                                                                          ------------
SOVEREIGN AGENCIES-0.46%
CANADA-0.34%
Canada Housing Trust No 1
 3.75% 3/15/10 ................................................      CAD        885,000        752,739
                                                                                          ------------
                                                                                               752,739
                                                                                          ------------
JAPAN-0.12%
Development Bank of Japan
 1.70% 9/20/22 ................................................      JPY     33,000,000        275,424
                                                                                          ------------
                                                                                               275,424
                                                                                          ------------
TOTAL SOVEREIGN AGENCIES
 (COST $1,038,676).............................................                              1,028,163
                                                                                          ------------
SOVEREIGN DEBT-12.36%
ARGENTINA-0.24%
Republic of Argentina
 *1.33% 12/31/38 ..............................................      USD      1,110,000        369,075
 @4.005% 8/3/12 ...............................................      USD        210,000        165,480
                                                                                          ------------
                                                                                               534,555
                                                                                          ------------

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
SOVEREIGN DEBT (CONTINUED)
AUSTRIA-0.76%
Republic of Austria
 5.25% 1/4/11 .................................................      EUR        523,000   $    680,972
 9.00% 9/15/06 ................................................      ISK     63,800,000      1,011,848
                                                                                          ------------
                                                                                             1,692,820
                                                                                          ------------
BRAZIL-0.34%
Federal Republic of Brazil
 12.25% 3/6/30 ................................................      USD        373,000        538,985
 12.50% 1/5/16 ................................................      BRL        485,000        208,453
                                                                                          ------------
                                                                                               747,438
                                                                                          ------------
COLOMBIA-0.13%
Republic of Colombia
 10.375% 1/28/33 ..............................................      USD        135,000        178,538
 10.50% 7/9/10 ................................................      USD         92,000        109,020
                                                                                          ------------
                                                                                               287,558
                                                                                          ------------
DOMINICAN REPUBLIC-0.09%
Dominican Republic 9.04% 1/23/18 ..............................      USD        188,349        198,943
                                                                                          ------------
                                                                                               198,943
                                                                                          ------------
EL SALVADOR- 0.20%
Republic of El Salvador
 7.65% 6/15/35 ................................................      USD        440,000        454,300
                                                                                          ------------
                                                                                               454,300
                                                                                          ------------
FRANCE-0.47%
Government of France
3.50% 4/25/15 .................................................      EUR        858,000      1,032,170
                                                                                          ------------
                                                                                             1,032,170
                                                                                          ------------
GERMANY-1.62%
Deutschland Republic
 4.50% 1/4/13 .................................................      EUR        948,000      1,213,547
 4.75% 7/4/08 .................................................      EUR      1,168,000      1,443,561
 6.25% 1/4/24 .................................................      EUR        584,000        941,566
                                                                                          ------------
                                                                                             3,598,674
                                                                                          ------------
NETHERLANDS-0.63%
Netherlands Government
 5.75% 2/15/07 ................................................      EUR      1,149,000      1,405,221
                                                                                          ------------
                                                                                             1,405,221
                                                                                          ------------
NORWAY-0.34%
Norwegian Government
 5.00% 5/15/15 ................................................      NOK      4,586,000        751,536
                                                                                          ------------
                                                                                               751,536
                                                                                          ------------
PANAMA-0.11%
Republic of Panama
 8.125% 4/28/34 ...............................................      USD        210,000        235,200
                                                                                          ------------
                                                                                               235,200
                                                                                          ------------
PERU-0.15%
Republic of Peru 7.35% 7/21/25 ................................      USD        340,000        336,600
                                                                                          ------------
                                                                                               336,600
                                                                                          ------------
PHILIPPINES-0.12%
Republic of Philippines
 10.625% 3/16/25 ..............................................      USD        205,000        261,375
                                                                                          ------------
                                                                                               261,375

                                                           Diversified Income-12

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
  SOVEREIGN DEBT (CONTINUED)
  POLAND-0.90%
  Poland Government
   ^4.292% 4/12/07 ............................................      PLN      1,382,000   $    402,449
    5.75% 9/23/22 .............................................      PLN      1,222,000        400,061
    6.00% 5/24/09 .............................................      PLN      2,486,000        792,903
    6.25% 10/24/15 ............................................      PLN      1,223,000        410,125
                                                                                          ------------
                                                                                             2,005,538
                                                                                          ------------
  PORTUGAL-0.29%
  Portuguese Government
    3.20% 4/15/11 .............................................      EUR        537,000        636,912
                                                                                          ------------
                                                                                               636,912
                                                                                          ------------
  RUSSIA-0.11%
  Russian Ministry of Finance
    3.00% 5/14/08 .............................................      USD        260,000        247,234
                                                                                          ------------
                                                                                               247,234
                                                                                          ------------
  SPAIN-0.40%
  Spanish Government 5.50% 7/30/17 ............................      EUR        616,000        876,920
                                                                                          ------------
                                                                                               876,920
                                                                                          ------------
  SWEDEN-1.78%
  Sweden Government 4.00% 12/1/09 .............................      SEK      6,065,000        790,034
  Swedish Government
    5.00% 12/1/20 .............................................      SEK     11,955,000      1,792,889
    8.00% 8/15/07 .............................................      SEK      9,945,000      1,357,928
                                                                                          ------------
                                                                                             3,940,851
                                                                                          ------------
  TURKEY-0.31%
  Republic of Turkey
    7.25% 3/15/15 .............................................      USD        320,000        338,400
    8.00% 2/14/34 .............................................      USD        310,000        342,938
                                                                                          ------------
                                                                                               681,338
                                                                                          ------------
  UNITED KINGDOM-3.12%
  U.K. Treasury
    4.75% 6/7/10 ..............................................      GBP        879,000      1,548,316
    4.75% 9/7/15 ..............................................      GBP        612,000      1,107,460
    6.25% 11/25/10 ............................................      GBP      1,722,000      3,236,861
    8.00% 6/7/21 ..............................................      GBP        415,500      1,031,484
                                                                                          ------------
                                                                                             6,924,121
                                                                                          ------------
  VENEZUELA-0.25%
  Venezuela Government
    7.65% 4/21/25 .............................................      USD        350,000        355,250
    9.375% 1/13/34 ............................................      USD        175,000        207,813
                                                                                          ------------
                                                                                               563,063
                                                                                          ------------
  TOTAL SOVEREIGN DEBT
    (COST $27,666,485) ........................................                             27,412,367
                                                                                          ------------
  SUPRANATIONAL BANKS-1.90%
  Asia Development Bank
    0.50% 10/9/12 .............................................      AUD        370,000        194,889
  European Investment Bank
    1.40% 6/20/17 .............................................      JPY     23,300,000        195,028
    4.00% 10/15/37 ............................................      EUR        454,000        562,619
    4.375% 7/8/15 .............................................      GBP        327,000        564,641
    5.375% 6/7/21 .............................................      GBP        296,000        568,229
^#European Investment Bank 144A
    17.804% 9/12/08 ...........................................      BRL      1,480,340        435,552

                                                                             PRINCIPAL       MARKET
                                                                              AMOUNT~        VALUE
                                                                           ------------   ------------
                                                                                            (U.S.$)
SUPRANATIONAL BANKS (CONTINUED)
Inter-American Development Bank
  1.90% 7/8/09 ................................................      JPY    190,000,000   $  1,687,211
                                                                                          ------------
TOTAL SUPRANATIONAL BANKS
  (COST $4,350,313) ...........................................                              4,208,169
                                                                                          ------------
 U.S. TREASURY OBLIGATIONS-12.23%
^U.S. Treasury Bill 3.715% 3/30/06 ............................      USD        620,000        614,186
 U.S. Treasury Bond 5.375% 2/15/31 ............................                 450,000        505,617
 U.S. Treasury Inflation Index Notes
   0.875% 4/15/10 .............................................                 278,626        264,967
   1.875% 7/15/15 .............................................                  76,804         75,556
   3.00% 7/15/12 ..............................................               1,999,633      2,114,926
   3.375% 4/15/32 .............................................                  84,164        109,511
   U.S. Treasury Notes
   ~ 4.125% 8/15/10                                                           7,211,000      7,142,272
     4.375% 12/15/10                                                          1,120,000      1,121,225
     4.50% 11/15/15                                                          14,035,000     14,154,522
     5.375% 2/15/31                                                              50,000         56,180
  ^U.S. Treasury Strip 4.198% 11/15/13                                        1,335,000        942,745
                                                                                          ------------
   TOTAL U.S. TREASURY OBLIGATIONS
     (COST $27,065,604)                                                                     27,101,707
                                                                                          ------------
   CONVERTIBLE BONDS-0.05%
   Mirant, 2.50% 6/15/21, exercise price
     $67.95, expiration date 6/15/21                                            110,000        118,250
                                                                                          ------------
   TOTAL CONVERTIBLE BONDS
     (COST $91,160)                                                                            118,250
                                                                                          ------------

                                                                            NUMBER OF
                                                                              SHARES
                                                                           ------------
 COMMON STOCK-0.04%
 B&G Foods ....................................................      USD          3,500         50,820
+Foster Wheeler ...............................................                   1,044         38,398
                                                                                          ------------

 TOTAL COMMON STOCK
   (COST $74,711) .............................................                                 89,218
                                                                                          ------------

 PREFERRED STOCK-0.03%
 Alamosa Delaware 7.50% .......................................                      40         54,855
 Nexen 7.35% ..................................................                     200          5,164
                                                                                          ------------

 TOTAL PREFERRED STOCK
   (COST $41,290) .............................................                                 60,019
                                                                                          ------------

 WARRANT-0.03%
 Republic of Argentina 8.28% 12/15/35 .........................               1,110,000         56,888
                                                                                          ------------

 TOTAL WARRANT
   (COST $50,960) .............................................                                 56,888
                                                                                          ------------

 CURRENCY OPTIONS PURCHASED-0.05%
 Call JPY 1,437,068,400,
   Put USD 11,857,000,
   expiration date 1/13/06 ....................................                                  3,273
 Put EUR 11,367,071,
   Call USD 13,387,000,
   expiration date 1/13/06 ....................................                                104,084
                                                                                          ------------
 TOTAL CURRENCY OPTIONS PURCHASED
   (COST $98,423) .............................................                                107,357
                                                                                          ------------

                                                           Diversified Income-13

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                                                 PRINCIPAL        MARKET
                                                                                  AMOUNT^         VALUE
                                                                                -----------   -------------
                                                                                                  (U.S.$)
REPURCHASE AGREEMENTS-5.94%
With BNP Paribas 3.30% 1/03/06 (dated 12/30/05, to be repurchased at $8,311,046, collateralized by $171,000 U.S. Treasury Bills due 1/26/06, market value $170,143, $117,000 U.S. Treasury
 Bills due 2/23/06, market value $116,307, $231,000 U.S.
 Treasury Bills due 5/4/06, market value $227,600, $1,537,000 U.S.
 Treasury Bills due 6/1/06, market value $1,510,801,
 $4,309,000 U.S. Treasury Bills due 6/29/06, market value
 $4,219,847, $1,530,000 U.S. Treasury Notes 2.625% due 5/15/08,
 market value $1,475,199 and $767,000 U.S. Treasury Notes 3.125%
 due 5/15/07, market value $757,395) ..................................   USD     8,308,000   $   8,308,000
With UBS Warburg 3.40% 1/03/06 (dated 12/30/05, to be repurchased at $4,850,832, collateralized by $563,000 U.S. Treasury Notes
 2.00% due 5/15/06, market value $560,178 and $4,243,000 U.S.
 Treasury Notes 5.625% due 5/15/08, market value $4,390,854) ..........   USD     4,849,000   $   4,849,000
                                                                                              -------------
TOTAL REPURCHASE AGREEMENTS (cost $13,157,000) ........................                          13,157,000
                                                                                              -------------

TOTAL MARKET VALUE OF SECURITIES- 103.07% (COST $230,235,111) .............................     228,485,159

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(3.07%) ...................................      (6,804,358)
                                                                                              -------------
NET ASSETS APPLICABLE TO 23,986,280 SHARES OUTSTANDING-100.00% ............................   $ 221,680,801
                                                                                              =============

NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES STANDARD
 CLASS ($90,810,577 / 9,802,470 SHARES) ........ ..........................................   $        9.26
                                                                                              =============

NET ASSET VALUE-DELAWARE VIP DIVERSIFIED INCOME SERIES SERVICE
 CLASS ($130,870,224 / 14,183,810 SHARES) .................................................   $        9.23
                                                                                              =============

COMPONENTS OF NET ASSET AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no par) ............................   $ 220,945,134
Undistributed net investment income ..... .................................................       3,793,628
Accumulated net realized loss on investments ..............................................      (1,402,460)
Net unrealized depreciation of investments and foreign currencies..........................      (1,655,501)
                                                                                              -------------
Total net assets ..........................................................................   $ 221,680,801
                                                                                              =============

----------
o Principal amount shown is stated in the currency in which each security is denominated.

AUD - Australian Dollar      EUR - European Monetary Unit       JPY - Japanese Yen              PLN - Polish Zloty
BRL - Brazilian Real         GBP - British Pound Sterling       NOK - Norwegian Krone           SEK - Swedish Krona
CAD - Canadian Dollar        ISK - Iceland Krona                NZD - New Zealand Dollar        USD - U.S. Dollar

# Security exempt from registration under Rule 144A of the Securities Act of 1933. At December 31, 2005, the aggregate amount of Rule 144A securities equals $21,478,538, which represented 9.69% of the Series' net assets. See
    Note 10 in "Notes to Financial Statements."
@ Variable rate securities. The interest rate shown is the rate as of December 31, 2005.
^ Zero coupon security. The interest rate shown is the yield at the time of purchase.
!   Non-income producing security. Security is currently in default.
<   Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
* Step coupon bond. Coupon increases periodically based on a predetermined schedule. Stated interest rate in effect at December 31, 2005.
~   Fully or partially pledged as collateral for financial futures contracts.
** Security is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized.
> Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
+   Non-income producing security for the year ended December 31, 2005.

                                                           Diversified Income-14

DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF NET ASSETS (CONTINUED)

SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
ARM - Adjustable Rate Mortgage
FGIC - Insured by the Financial Guaranty Insurance Company
FHLMC - Federal Home Loan Mortgage Corporation
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
PRN - Principal Only Strip
REIT - Real Estate Investment Trust
S.F. - Single Family
SLMA - Student Loan Marketing Association
TBA - To be Announced
yr - Year

The following foreign currency exchange contracts and futures contracts were outstanding at December 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                             UNREALIZED
                                                                            APPRECIATION
CONTRACTS TO RECEIVE (DELIVER)         IN EXCHANGE FOR   SETTLEMENT DATE   (DEPRECIATION)
------------------------------------   ---------------   ---------------   --------------
 (2,035,000) Australian Dollars        JPY 180,476,010       1/13/06       $       41,181
 (2,169,000) Australian Dollars        USD   1,620,048       1/13/06               29,689
 (1,095,000) British Pounds            EUR   1,611,408       1/13/06               24,896
 (1,912,000) British Pounds            USD   3,324,829       3/23/06               34,766
     798,310 European Monetary Units   USD    (956,000)      1/13/06              (10,232)
 113,996,308 Japanese Yen              USD    (956,000)      1/13/06               12,490
   1,100,440 New Zealand Dollars       USD    (750,170)       1/4/06                1,092
     507,000 New Zealand Dollars       USD    (345,896)       1/5/06                  194
 (1,600,000) New Zealand Dollars       AUD   1,507,287       1/13/06               13,863
 (2,455,200) New Zealand Dollars       USD   1,659,131       3/23/06               (5,931)
   7,124,129 Norwegian Krone           GBP    (610,000)      1/13/06                6,778
 (3,029,000) Polish Zloty              EUR     787,531       1/13/06                  473
(12,661,000) Swedish Krona             USD   1,581,498       1/13/06              (13,291)
                                                                           --------------
                                                                           $      135,968
                                                                           ==============

FUTURES CONTRACTS(2)

                                           NOTIONAL          NOTIONAL                         UNREALIZED
CONTRACTS TO BUY (SELL)                COST (PROCEEDS)        VALUE        EXPIRATION DATE   DEPRECIATION
------------------------------------   ---------------   ---------------   ---------------   ------------
 22  U.S. Treasury 5 year Notes        $     2,341,424   $     2,339,563      3/31/06        $     (1,861)
(20) U.S. Treasury 10 year Interest
     Rate Swap                              (2,135,807)       (2,163,125)     3/13/06             (27,318)
                                                                                             ------------
                                                                                             $    (29,179)
                                                                                             ============

The use of futures contracts involves elements of market risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Series' total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series' net assets.

(1) See Note 7 in "Notes to Financial Statements."
(2) See Note 8 in "Notes to Financial Statements."

                             See accompanying notes

                                                           Diversified Income-15

DELAWARE VIP TRUST-
DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

ASSETS:
Investments at market (cost $230,235,111) ..................   $  228,485,159
Cash .......................................................        6,688,636
Foreign currencies (cost $472,800) .........................          473,989
Dividends and interest receivable ..........................        2,558,753
Subscriptions receivable ...................................          577,835
Receivable for securities sold .............................        6,643,659
Net unrealized appreciation on foreign currency
 exchange contracts ........................................          135,968
Variation margin receivable on futures contracts ...........            2,094
                                                               --------------
Total assets ...............................................      245,566,093
                                                               --------------
LIABILITIES:
Payable for securities purchased ...........................       23,563,202
Liquidations payable .......................................           89,277
Swap agreement payable .....................................           16,393
Due to manager and affiliates ..............................          155,063
Other accrued expenses .....................................           61,357
                                                               --------------
Total liabilities ..........................................       23,885,292
                                                               --------------
Total net assets ...........................................   $  221,680,801
                                                               ==============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Interest ...................................................   $    6,552,694
Dividends ..................................................            3,942
                                                               --------------
                                                                    6,556,636
                                                               --------------
EXPENSES:
Management fees ............................................          887,478
Distribution expenses - Service Class ......................          274,028
Reports and statements to shareholders .....................           78,165
Accounting and administration expenses .....................           51,787
Custodian fees .............................................           47,165
Professional fees ..........................................           30,413
Pricing fees ...............................................           19,473
Registration fees ..........................................           14,853
Dividend disbursing and transfer agent fees
 and expenses ..............................................           14,032
Insurance fees .............................................            8,023
Trustees' fees .............................................            7,002
Taxes (other than taxes on income) .........................              405
Other ......................................................            9,920
                                                               --------------
                                                                    1,442,744
                                                               --------------
Less expenses absorbed or waived ...........................          (96,346)
Less waiver of distribution expenses - Service Class .......          (45,671)
Total expenses .............................................        1,300,727
                                                               --------------
NET INVESTMENT INCOME ......................................        5,255,909
                                                               --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on:
  Investments ..............................................       (1,211,747)
  Futures contracts ........................................          (89,511)
  Swap agreements ..........................................          (47,920)
  Foreign currencies .......................................       (1,468,686)
                                                               --------------
Net realized loss ..........................................       (2,817,864)
                                                               --------------
Net change in unrealized appreciation/depreciation
 of investments and foreign currencies .....................       (3,080,673)
                                                               --------------
NET REALIZED AND UNREALIZED LOSS ON
 INVESTMENTS AND FOREIGN CURRENCIES ........................       (5,898,537)
                                                               --------------
NET DECREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................   $     (642,628)
                                                               ==============

                             See accompanying notes

                                                           Diversified Income-16

DELAWARE VIP TRUST-
DELAWARE VIP DIVERSIFIED INCOME SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                          YEAR ENDED
                                                               -------------------------------
                                                                  12/31/05         12/31/04
                                                               --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income ......................................   $    5,255,909   $      615,864
Net realized gain (loss) on investments
 and foreign currencies ....................................       (2,817,864)         604,345
Net change in unrealized appreciation/
 depreciation of investments and
 foreign currencies ........................................       (3,080,673)       1,365,865
                                                               --------------   --------------
Net increase (decrease) in net assets
 resulting from operations .................................         (642,628)       2,586,074
                                                               --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
  Standard Class ...........................................         (257,955)         (54,824)
  Service Class ............................................         (535,544)               -
Net realized gain on investments:
  Standard Class ...........................................         (125,069)               -
  Service Class ............................................         (338,239)               -
                                                               --------------   --------------
                                                                   (1,256,807)         (54,824)
                                                               --------------   --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class ...........................................       85,247,705       15,134,395
  Service Class ............................................       99,383,381       47,885,578
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
  Standard Class ...........................................          383,024           54,824
  Service Class ............................................          873,783                -
                                                               --------------   --------------
                                                                  185,887,893       63,074,797
                                                               --------------   --------------
Cost of shares repurchased:
  Standard Class ...........................................       (9,080,224)      (3,175,375)
  Service Class ............................................      (15,414,593)      (2,347,382)
                                                               --------------   --------------
                                                                  (24,494,817)      (5,522,757)
                                                               --------------   --------------
Increase in net assets derived from
 capital share transactions ................................      161,393,076       57,552,040
                                                               --------------   --------------
NET INCREASE IN NET ASSETS .................................      159,493,641       60,083,290

NET ASSETS:
Beginning of year ..........................................       62,187,160        2,103,870
                                                               --------------   --------------
End of year (including undistributed
 net investment income of $3,793,628 and
 $781,146, respectively) ...................................   $  221,680,801   $   62,187,160
                                                               ==============   ==============

                             See accompanying notes

                                                           Diversified Income-17

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        DELAWARE VIP DIVERSIFIED INCOME
                                                                              SERIES STANDARD CLASS
                                                               ------------------------------------------------
                                                                             YEAR
                                                                            ENDED                  5/16/03(1)
                                                               -------------------------------         TO
                                                                  12/31/05         12/31/04         12/31/03
                                                               --------------   --------------   --------------
Net asset value, beginning of period .......................   $        9.450   $        8.940   $        8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ...................................            0.373            0.348            0.240
Net realized and unrealized gain (loss) on investments and
 foreign currencies ........................................           (0.416)           0.395            0.200
                                                               --------------   --------------   --------------
Total from investment operations ...........................           (0.043)           0.743            0.440
                                                               --------------   --------------   --------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................           (0.099)          (0.233)               -
Net realized gain on investments ...........................           (0.048)               -                -
                                                               --------------   --------------   --------------
Total dividends and distributions ..........................           (0.147)          (0.233)               -
                                                               --------------   --------------   --------------
Net asset value, end of period .............................   $        9.260   $        9.450   $        8.940
                                                               ==============   ==============   ==============
Total return(3) ............................................            (0.45%)           8.47%            5.18%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................   $       90,811   $       14,770   $        2,104
Ratio of expenses to average net assets ....................             0.79%            0.80%            0.80%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ...................             0.86%            0.98%            1.59%
Ratio of net investment income to average net assets .......             4.02%            3.82%            4.43%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ........             3.95%            3.64%            3.64%
Portfolio turnover .........................................              400%             493%             521%

----------
(1) Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                           Diversified Income-18

DELAWARE VIP DIVERSIFIED INCOME SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        DELAWARE VIP DIVERSIFIED INCOME
                                                                              SERIES STANDARD CLASS
                                                               ------------------------------------------------
                                                                             YEAR
                                                                            ENDED                  5/16/03(1)
                                                               -------------------------------         TO
                                                                  12/31/05         12/31/04         12/31/03
                                                               --------------   --------------   --------------
Net asset value, beginning of period .......................   $        9.410   $        8.930   $        8.500

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(2) ...................................            0.350            0.326            0.216
Net realized and unrealized gain (loss) on investments and
 foreign currencies ........................................           (0.406)           0.373            0.214
                                                               --------------   --------------   --------------
Total from investment operations ...........................           (0.056)           0.699            0.430
                                                               --------------   --------------   --------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................           (0.076)          (0.219)               -
Net realized gain on investments ...........................           (0.048)               -                -
                                                               --------------   --------------   --------------
Total dividends and distributions ..........................           (0.124)          (0.219)               -
                                                               --------------   --------------   --------------
Net asset value, end of period .............................   $        9.230   $        9.410   $        8.930
                                                               ==============   ==============   ==============
Total return(3) ............................................            (0.59%)           7.85%            5.06%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................   $      130,870   $       47,417         $      -
Ratio of expenses to average net assets ....................             1.04%            1.05%            1.05%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ...................             1.16%            1.28%            1.89%
Ratio of net investment income to average net assets .......             3.77%            3.57%            4.18%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ........             3.65%            3.34%            3.34%
Portfolio turnover .........................................              400%             493%             521%

----------
(1) Commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                           Diversified Income-19

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Diversified Income Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek high current income and total return.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in the foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes have been provided for in accordance with the Series' understanding of the applicable country's tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on the average daily net assets in excess of $2.5 billion.

                                                           Diversified Income-20

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had receivables due from or liabilities payable to affiliates as follows:

                           DIVIDEND DISBURSING,
    INVESTMENT               TRANSFER AGENT,
    MANAGEMENT         ACCOUNTING AND ADMINISTRATION   DISTRIBUTION   OTHER EXPENSES
 FEE PAYABLE TO           FEES AND OTHER EXPENSES      FEES PAYABLE   PAYABLE TO DMC
      DMC                      PAYABLE TO DSC            TO DDLP      AND AFFILIATES*
--------------------   -----------------------------   ------------   ---------------
     $  66,184                    $  10,794              $  52,192        $  25,893

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $5,877 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities     $ 487,085,260
Purchases of U.S. government securities               193,449,758
Sales other than U.S. government securities           345,988,668
Sales of U.S. government securities                   173,208,511

At December 31, 2005, the cost of investments for federal income tax purposes and unrealized appreciation (depreciation) for the Series were as follows:

                           AGGREGATE      AGGREGATE
             COST OF       UNREALIZED     UNREALIZED    NET UNREALIZED
           INVESTMENTS    APPRECIATION   DEPRECIATION    DEPRECIATION
          -------------   ------------   ------------   --------------
          $ 230,717,206   $  1,239,811   $ (3,471,858)  $   (2,232,047)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                    YEAR          YEAR
                                    ENDED         ENDED
                                   12/31/05      12/31/04
                                 -----------   -----------
Ordinary income ..............   $ 1,201,382   $    54,824
Long-term capital gain .......        55,425             -
                                 -----------   -----------
                                 $ 1,256,807   $    54,824
                                 ===========   ===========

                                                           Diversified Income-21

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest                       $ 220,945,134
Undistributed ordinary income                           4,806,629
Post-October losses                                      (275,405)
Post-October currency losses                             (848,068)
Capital loss carryforwards                               (682,113)
Unrealized depreciation of investments and
   foreign currencies                                  (2,265,376)
                                                    -------------
Net assets                                            $221,680,801
                                                    =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, straddle deferrals, mark-to-market of foreign currency contracts and tax treatment of contingent payment debt instuments.

Post-October losses and Post-October currency losses represent losses realized on investment and foreign currency transactions from November 1, 2005 through December 31, 2005 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydowns of mortgage- and asset-backed securities, gain
(loss) on foreign currency transactions and contingent payment debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Series recorded the following reclassifications.

                      UNDISTRIBUTED       ACCUMULATED
                           NET           NET REALIZED
                    INVESTMENT INCOME     GAIN (LOSS)
                    -----------------    ------------
                      $  (1,449,928)     $  1,449,928

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $682,113 expires in 2013.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                        YEAR          YEAR
                                                        ENDED         ENDED
                                                      12/31/05       12/31/04
                                                    ------------   ------------
Shares sold:
   Standard Class ...............................      9,175,989      1,662,559
   Service Class ................................     10,713,809      5,296,057

Shares issued upon reinvestment of dividends
   and distributions:
   Standard Class ...............................         41,588          6,153
   Service Class ................................         95,080              -
                                                    ------------   ------------
                                                      20,026,466      6,964,769
                                                    ------------   ------------
Shares repurchased:
   Standard Class ...............................       (978,146)      (340,968)
   Service Class ................................     (1,663,091)      (258,046)
                                                    ------------   ------------
                                                      (2,641,237)      (599,014)
                                                    ------------   ------------
Net increase ....................................     17,385,229      6,365,755
                                                    ============   ============

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005, or at any time during the year.

                                                           Diversified Income-22

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FOREIGN CURRENCY EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. FUTURES CONTRACTS
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. In some cases, due to the form of the futures agreement, initial margin is held in a segregated account with the Series' custodian, rather than directly with the broker. Subsequent payments are received from the broker or paid to the broker (or added to the segregated account) each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

9. SWAP AGREEMENTS
During the year ended December 31, 2005, the Series entered into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument.Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement. No swap agreements were outstanding at December 31, 2005.

10. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series' yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

                                                           Diversified Income-23

DELAWARE VIP DIVERSIFIED INCOME SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

12. TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Series designates distributions paid during the year as follows:

        (A)             (B)
     LONG-TERM       ORDINARY
   CAPITAL GAINS       INCOME         TOTAL
   DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTION
    (TAX BASIS)     (TAX BASIS)     (TAX BASIS)
   -------------   -------------   ------------
         4%              96%            100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                           Diversified Income-24

DELAWARE VIP TRUST-DELAWARE VIP DIVERSIFIED INCOME SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Diversified Income Series

We have audited the accompanying statement of net assets and the statement of assets and liabilities of the Delaware VIP Diversified Income Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years then ended and the period May 16, 2003 (commencement of operations) to December 31, 2003. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Diversified Income Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years then ended and the period May 16, 2003 (commencement of operations) to December 31, 2003, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 10, 2006

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                           Diversified Income-25

DELAWARE INVESTMENTS(R) FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)          Chairman,         5 Years -          Since August 2000,               87                 None
  2005 Market Street           President,        Executive      Mr. Driscoll has served in
   Philadelphia, PA         Chief Executive       Officer      various executive capacities
         19103                Officer and        2 Years -        at different times at
                                Trustee           Trustee         Delaware Investments(1)
     March 10, 1963

INDEPENDENT TRUSTEES

   THOMAS L. BENNETT            Trustee             Since           Private Investor -               87                 None
  2005 Market Street                           March 23, 2005     (March 2004 - Present)
   Philadelphia, PA
         19103                                                     Investment Manager -
                                                                   Morgan Stanley & Co.
    October 4, 1947                                             (January 1984 - March 2004)

       JOHN A. FRY              Trustee            4 Years              President -                  87              Director -
   2005 Market Street                                          Franklin & Marshall College                        Community Health
    Philadelphia, PA                                               (June 2002 - Present)                               Systems
         19103
                                                                Executive Vice President -
      May 28, 1960                                              University of Pennsylvania
                                                                 (April 1995 - June 2002)

    ANTHONY D. KNERR            Trustee           12 Years      Founder/Managing Director -          87                 None
   2005 Market Street                                           Anthony Knerr & Associates
    Philadelphia, PA                                              (Strategic Consulting)
         19103                                                       (1990 - Present)

    December 7, 1938

  LUCINDA S. LANDRETH           Trustee             Since       Chief Investment Officer -           87                 None
  2005 Market Street                           March 23, 2005         Assurant, Inc.
   Philadelphia, PA                                                    (Insurance)
         19103                                                        (2002 - 2004)

     June 24, 1947

      ANN R. LEVEN              Trustee           16 Years        Treasurer/Chief Fiscal             87             Director and
   2005 Market Street                                           Officer - National Gallery                        Audit Committee
    Philadelphia, PA                                               of Art (1994 - 1999)                          Chairperson - Andy
         19103                                                                                                   Warhol Foundation

    November 1, 1940                                                                                             Director and Audit
                                                                                                                 Committee Member -
                                                                                                                    Systemax Inc.

                                                           Diversified Income-26

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)           LENGTH            OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INDEPENDENT TRUSTEES

   THOMAS F. MADISON            Trustee           11 Years            President/Chief                87              Director -
   2005 Market Street                                               Executive Officer -                            Banner Health
    Philadelphia, PA                                                MLM Partners, Inc.
         19103                                                  (Small Business Investing                            Director -
                                                                      and Consulting)                            CenterPoint Energy
   February 25, 1936                                             (January 1993 - Present)

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.

    JANET L. YEOMANS            Trustee            6 Years            Vice President                 87                 None
   2005 Market Street                                            (January 2003 - Present)
    Philadelphia, PA                                                  and Treasurer
         19103                                                   (January 2006 - Present)
                                                                      3M Corporation

     July 31, 1948                                                 Ms. Yeomans has held
                                                               various management positions
                                                                     at 3M Corporation
                                                                        since 1983.

   J. RICHARD ZECHER            Trustee            Since                Founder -                    87          Director and Audit
   2005 Market Street                          March 23, 2005       Investor Analytics                           Committee Member -
    Philadelphia, PA                                                (Risk Management)                            Investor Analytics
         19103                                                     (May 1999 - Present)

                                                                                                                 Director and Audit
     July 3, 1940                                                                                                Committee Member -
                                                                                                                    Oxigene, Inc.

OFFICERS

   MICHAEL P. BISHOF            Senior              Chief        Mr. Bishof has served in            87                 None(3)
   2005 Market Street     Vice President and      Financial    various executive capacities
    Philadelphia, PA        Chief Financial     since Officer      at different times at
         19103                  Officer         February 17,       Delaware Investments.
                                                    2005

     August 18, 1962

    DAVID F. CONNOR         Vice President,    Vice President    Mr. Connor has served as            87                 None(3)
   2005 Market Street       Deputy General         since        Vice President and Deputy
    Philadelphia, PA         Counsel and        September 21,   General Counsel of Delaware
         19103                Secretary           2000 and        Investments since 2000.
                                                 Secretary
                                                   since
                                                 October 25,
                                                   2005

     December 2, 1963

   DAVID P. O'CONNOR          Senior Vice       Senior Vice     Mr. O'Connor has served in           87                 None(3)
   2005 Market Street         President,        President,     various executive and legal
    Philadelphia, PA        General Counsel       General        capacities at different
         19103                 and Chief        Counsel and         times at Delaware
                             Legal Officer      Chief Legal            Investments.
                                               Officer since
                                               October 25,
                                                   2005
     February 21, 1966

    JOHN J. O'CONNOR          Senior Vice        Treasurer      Mr. O'Connor has served in           87                 None(3)
   2005 Market Street        President and         since       various executive capacities
    Philadelphia, PA          Treasurer         February 17,      at different times at
         19103                                     2005           Delaware Investments.

     June 16, 1957

----------
(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                           Diversified Income-27

DELAWARE VIP TRUST - DELAWARE VIP EMERGING MARKETS SERIES

     Delaware VIP Emerging Markets Series Standard Class shares returned +27.49%, and its Service Class shares returned +27.11% (both reflect all distributions reinvested) for the fiscal year ended December 31, 2005. The Series lagged the +34.54% gain of its benchmark, the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF). (source: Lipper Inc.) As they have for the past several years, emerging markets overshadowed virtually all developed market indices. These markets continue to attract the attention of investors seeking alternative investment ideas; massive amounts of new cash continued to flow into this asset class over the period.

     The Series' positions in many of the fringe emerging markets showed the strongest performance. Egypt, in particular, has been a spectacularly strong market over the 12-month period because of the stepped-up pace of economic reforms in the country and an influx of petrodollars from Gulf states awash in cash from higher oil prices. Poor stock selection in China detracted from Series' performance, primarily because of the lack of exposure to the oil sector. Our defensive posture in Russia, which has detracted from performance, has been primarily the result of the potential unsustainability of high oil prices, along with the corporate governance risks posed by investing in some of the leading Russian names.

PERFORMANCE OF A $10,000 INVESTMENT:

                           Delaware VIP
                      Emerging Markets Series         MSCI Emerging
                      (Standard Class Shares)      Markets Free Index
                      -----------------------      ------------------
     May 1, '97              $ 10,000                   $ 10,000
     May 31, '97             $ 10,300                   $ 10,000
     Dec 31, '97             $  8,880                   $  7,910
     Dec 31, '98             $  5,996                   $  5,906
     Dec 31, '99             $  8,890                   $  9,828
     Dec 31, '00             $  6,792                   $  6,819
     Dec 31, '01             $  7,151                   $  6,658
     Dec 31, '02             $  7,521                   $  6,258
     Dec 31, '03             $ 12,826                   $  9,780
     Dec 31, '04             $ 17,119                   $ 12,318
     Dec 31, '05             $ 21,824                   $ 16,573

                      DELAWARE VIP EMERGING MARKETS SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                    STANDARD CLASS   SERVICE CLASS
                       SHARES*          SHARES**
                    --------------   --------------
LIFETIME                    +9.42%          +18.86%
FIVE YEAR                  +26.30%          +26.05%
ONE YEAR                   +27.49%          +27.11%

                     FOR THE PERIODS ENDED DECEMBER 31, 2005

*  Commenced operations on May 1, 1997.

** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP Emerging Markets Series Standard Class shares for the period from the Series' inception on May 1, 1997 through December 31, 2005. All distributions were reinvested. The chart also shows a $10,000 investment in the MSCI Emerging Markets Index at that month's end, May 31, 1997. After May 31, 1997, returns plotted on the chart were as of the last day of each month shown. The MSCI Emerging Markets Index is an index of stocks in the world's emerging markets regions. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Emerging Markets Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus. Foreign investments are subject to risks not ordinarily associated with domestic investments (i.e. currency, economic, and political risks, and different accounting systems). Investing in emerging markets can be riskier than investing in well-established foreign markets.

                                                              Emerging Markets-1

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                   EXPENSES
                                   BEGINNING        ENDING                        PAID DURING
                                    ACCOUNT         ACCOUNT       ANNUALIZED         PERIOD
                                    VALUE            VALUE         EXPENSE         7/1/05 TO
                                    7/1/05          12/31/05        RATIOS          12/31/05*
                                 -------------   -------------   -------------   -------------
ACTUAL SERIES RETURN
Standard Class                   $    1,000.00   $    1,197.40            1.48%  $        8.20
Service Class                         1,000.00        1,195.50            1.73%           9.57

HYPOTHETICAL 5% RETURN
(5% RETURN BEFORE EXPENSES)
Standard Class                   $    1,000.00   $    1,017.74            1.48%  $        7.53
Service Class                         1,000.00        1,016.48            1.73%           8.79

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                              Emerging Markets-2

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
COUNTRY ALLOCATION
As of December 31, 2005

                                                   PERCENTAGE
COUNTRY                                           OF NET ASSETS
-----------------------------------------------   -------------
COMMON STOCK                                              85.83%
                                                  -------------
Brazil                                                     7.79%
Chile                                                      2.13%
China                                                      6.02%
Czech Republic                                             1.00%
Egypt                                                      1.00%
Hungary                                                    1.64%
India                                                      0.12%
Indonesia                                                  1.04%
Israel                                                     2.10%
Malaysia                                                   9.37%
Mexico                                                     6.26%
Morocco                                                    0.66%
Panama                                                     0.82%
Poland                                                     2.35%
Republic of Korea                                          9.69%
Russia                                                     3.04%
South Africa                                              12.09%
Taiwan                                                    10.78%
Thailand                                                   7.39%
Turkey                                                     0.54%
                                                  -------------
PREFERRED STOCK                                            8.21%
                                                  -------------
Brazil                                                     4.52%
Republic of Korea                                          3.69%
                                                  -------------
REPURCHASE AGREEMENTS                                      5.44%
                                                  -------------
TOTAL MARKET VALUE OF SECURITIES                          99.48%
                                                  -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES            0.52%
                                                  -------------
TOTAL NET ASSETS                                         100.00%
                                                  -------------

                                                              Emerging Markets-3

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS
December 31, 2005

                                                            NUMBER OF        MARKET
                                                             SHARES          VALUE
                                                          -------------   -------------
                                                                             (U.S. $)
   COMMON STOCK-85.83%^
   BRAZIL-7.79%
   AES Tiete ..........................................      42,200,000   $     902,365
   Companhia de Concessoes Rodoviarias ................          74,500       2,357,696
   Companhia Siderurgica Nacional .....................         104,200       2,241,483
   Companhia Vale do Rio Doce ADR .....................          64,400       2,334,500
   Petroleo Brasiliero ADR ............................          64,400       4,145,427
   Votorantim Celulose e Papel ADR ....................         284,900       3,501,421
                                                                          -------------
                                                                             15,482,892
                                                                          -------------
   CHILE-2.13%
   AFP Provida ........................................         100,893         198,137
   AFP Provida ADR ....................................           5,229         148,504
   Banco Santander ADR ................................          70,300       3,135,380
 +#Inversiones Aguas
   Metropolitanas 144A ADR ............................          44,500         747,386
                                                                          -------------
                                                                              4,229,407
                                                                          -------------
   CHINA-6.02%!
  +Asia Aluminum Holdings .............................       3,158,000         272,641
   China Merchants Holdings
    International .....................................         398,000         863,806
   China Telecom ......................................       9,310,000       3,413,549
   Fountain Set .......................................       1,716,000         789,337
   Guangshen Railway ..................................       3,020,000         913,157
   Texwinca ...........................................       2,730,000       1,971,767
   TPV Technology .....................................       1,278,000       1,253,171
   Zhejiang Expressway ................................       4,030,000       2,489,095
                                                                          -------------
                                                                             11,966,523
                                                                          -------------
   CZECH REPUBLIC-1.00%
   Komercni Banka .....................................           9,618       1,343,700
   Philip Morris ......................................             881         654,128
                                                                          -------------
                                                                              1,997,828
                                                                          -------------
   EGYPT-1.00%
   MobiNil-Egyptian Mobile Services ...................          56,297       1,991,229
                                                                          -------------
                                                                              1,991,229
                                                                          -------------
   HUNGARY-1.64%
   Matav Magyar Tavkozlesi ............................         418,013       1,870,438
   OTP Bank ...........................................          42,857       1,400,188
                                                                          -------------
                                                                              3,270,626
                                                                          -------------
   INDIA-0.12%
   Ranbaxy Laboratories GDR ...........................          30,962         247,386
                                                                          -------------
                                                                                247,386
                                                                          -------------
   INDONESIA-1.04%
   Telekomunikasi Indonesia ...........................       3,468,000       2,068,806
                                                                          -------------
                                                                              2,068,806
                                                                          -------------
   ISRAEL-2.10%
   Bank Hapoalim ......................................         906,911       4,182,958
                                                                          -------------
                                                                              4,182,958
                                                                          -------------
   MALAYSIA-9.37%
   Hong Leong Bank ....................................       2,033,200       2,743,569
   Malaysia International
    Shipping-Foreign ..................................       1,117,900       2,928,221
   Maxis Communications ...............................       2,511,000       5,570,844
   PLUS Expressways ...................................       3,433,500       2,779,868
   Public Bank Berhad .................................         714,000       1,237,386
   Public Bank Berhad-Foreign .........................         387,800         656,679
   Tanjong ............................................         710,400       2,725,440
                                                                          -------------
                                                                             18,642,007
                                                                          -------------

                                                            NUMBER OF        MARKET
                                                             SHARES          VALUE
                                                          -------------   -------------
                                                                             (U.S. $)
   COMMON STOCK (CONTINUED)
   MEXICO-6.26%
   Cemex de C.V .......................................          69,372   $     411,521
   Cemex de C.V. ADR ..................................          40,506       2,403,221
   Grupo Aeroportuario del Sureste
    de C.V. ADR .......................................          43,000       1,390,620
   Grupo Continental ..................................         231,800         384,807
   Grupo Televisa ADR .................................          36,400       2,930,200
   Kimberly-Clark de Mexico de C.V ....................         853,400       3,050,151
   Telefonos de Mexico de C.V. ADR ....................          76,100       1,878,148
                                                                          -------------
                                                                             12,448,668
                                                                          -------------
   MOROCCO-0.66%
   Maroc Telecom ......................................         123,448       1,310,412
                                                                          -------------
                                                                              1,310,412
                                                                          -------------
   PANAMA-0.82%
   Banco Latinoamericano Export .......................          88,600       1,621,380
                                                                          -------------
                                                                              1,621,380
                                                                          -------------
   POLAND-2.35%
   Bank Pekao .........................................          58,315       3,139,604
   Telekomunikacja Polska .............................         212,101       1,529,432
                                                                          -------------
                                                                              4,669,036
                                                                          -------------
   REPUBLIC OF KOREA-9.69%
   GS Engineering & Construction ......................          40,030       2,102,640
   Kookmin Bank .......................................          30,590       2,313,143
   Korea Electric Power ...............................         102,780       3,854,268
   Korea Gas ..........................................          91,640       3,008,623
   KT .................................................          69,530       2,812,337
   KT ADR .............................................          80,927       1,743,977
   KT&G ...............................................          43,270       1,934,217
   Samsung Electronics ................................           2,337       1,508,535
                                                                          -------------
                                                                             19,277,740
                                                                          -------------
   RUSSIA-3.04%
   LUKOIL ADR .........................................          24,364       1,449,658
   Mobile Telesystems ADR .............................          71,500       2,502,500
   NovaTek OAO GDR ....................................          95,146       2,094,163
                                                                          -------------
                                                                              6,046,321
                                                                          -------------
   SOUTH AFRICA-12.09%
   African Bank Investments ...........................         751,629       2,913,988
   Alexander Forbes ...................................         914,643       2,098,478
   Aspen Pharmacare ...................................         259,361       1,369,556
   Impala Platinum ....................................          12,687       1,868,252
   Nampak .............................................         539,163       1,437,712
   Remgro .............................................         188,850       3,637,484
   Sasol ..............................................          66,147       2,382,271
   Standard Bank Group ................................         293,987       3,528,306
   Steinhoff International ............................       1,230,343       3,650,324
   Tiger Brands .......................................          49,997       1,149,674
                                                                          -------------
                                                                             24,036,045
                                                                          -------------
   TAIWAN-10.78%
   Asustek Computer ...................................         894,588       2,745,029
   Chunghwa Telecom ...................................       2,287,000       3,972,673
   Chunghwa Telecom ADR ...............................          91,306       1,675,465
   Mega Financial Holding .............................       5,010,000       3,253,019
   Pihsiang Machinery Manufacturing ...................         150,954         231,307
   President Chain Store ..............................       1,607,243       3,373,231
   Synnex Technology International ....................       1,007,600       1,241,601
   Taiwan Semiconductor Manufacturing .................       2,593,000       4,940,588
                                                                          -------------
                                                                             21,432,913
                                                                          -------------

                                                              Emerging Markets-4

DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                            NUMBER OF        MARKET
                                                             SHARES          VALUE
                                                          -------------   -------------
                                                                             (U.S. $)
   COMMON STOCK (CONTINUED)
   THAILAND-7.39%
   Advanced Info Service ..............................       1,517,700   $   3,921,419
   Kasikornbank NVDR ..................................       1,184,100       2,023,163
   Land & Houses NVDR .................................      14,148,200       2,883,985
   Siam Cement NVDR ...................................         660,400       3,931,131
   Siam City Bank-Foreign Registered ..................       1,088,000         642,672
   Siam City Bank NVDR ................................       1,276,000         755,936
   Thai Union Frozen Products .........................         484,532         377,941
   Thai Union Frozen Products NVDR ....................         227,768         169,120
                                                                          -------------
                                                                             14,705,367
                                                                          -------------
   TURKEY-0.54%
  +Vestel Elektronik Sanayi ...........................         288,015       1,065,677
                                                                          -------------
                                                                              1,065,677
                                                                          -------------
   TOTAL COMMON STOCK
    (COST $147,981,500) ...............................                     170,693,221
                                                                          -------------
   PREFERRED STOCK-8.21%^
   BRAZIL-4.52%
   AES Tiete ..........................................      27,600,000         600,795
   Caemi Mineracao e Metalurgia .......................       2,033,000       2,964,774
   Investimentos Itau .................................       1,288,000       4,076,123
   Petroleo Brasiliero ................................          26,292         418,392
   Ultrapar Participacoes .............................          67,270         934,985
                                                                          -------------
                                                                              8,995,069
                                                                          -------------
   REPUBLIC OF KOREA-3.69%
   Hyundai Motor ......................................          43,260       2,920,325
   Samsung Electronics ................................           9,183       4,417,984
                                                                          -------------
                                                                              7,338,309
                                                                          -------------
   TOTAL PREFERRED STOCK
    (COST $10,265,466) ................................                      16,333,378
                                                                          -------------

                                                            PRINCIPAL         MARKET
                                                             AMOUNT          VALUE
                                                          -------------   -------------
                                                                             (U.S. $)
   REPURCHASE AGREEMENTS-5.44%
   With BNP Paribas 3.30% 1/3/06
    (dated 12/30/05, to be repurchased at $6,829,503,
    collateralized by $140,000 U.S. Treasury Bills
    due 1/26/06, market value $139,818, $96,000 U.S.
    Treasury Bills due 2/23/06, market value $95,577,
    $190,000 U.S. Treasury Bills due 5/4/06, market
    value $187,035, $1,263,000 U.S. Treasury Bills
    due 6/1/06, market value $1,241,528, $3,541,000
    U.S. Treasury Bills due 6/29/06, market value
    $3,467,735, $1,257,000 U.S. Treasury Notes 2.625%
    due 5/15/08, market value $1,212,271, and
    $630,000 U.S. Treasury Notes 3.125% due 5/15/07,
    market value $622,403) ............................   $   6,827,000   $   6,827,000
   With UBS Warburg 3.40% 1/3/06
    (dated 12/30/05, to be repurchased at
    $3,986,505, collateralized by $463,000
    U.S. Treasury Notes 2.00% due 5/15/06,
    market value $460,336, and $3,487,000
    U.S. Treasury Notes 5.625% due 5/15/08,
    market value $3,608,262) ..........................       3,985,000       3,985,000
                                                                          -------------
   TOTAL REPURCHASE AGREEMENTS
    (COST $10,812,000) ................................                      10,812,000
                                                                          -------------

TOTAL MARKET VALUE OF SECURITIES-99.48% (COST $169,058,966) ...........     197,838,599
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.52% .................       1,029,684
                                                                          -------------
NET ASSETS APPLICABLE TO 10,937,026 SHARES OUTSTANDING-100.00% ........   $ 198,868,283
                                                                          =============
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS
 ($120,291,725 / 6,609,923 SHARES) ....................................   $       18.20
                                                                          =============
NET ASSET VALUE-DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS
 ($78,576,558 / 4,327,103 SHARES) .....................................   $       18.16
                                                                          =============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no par) ........   $ 160,942,100
Undistributed net investment income ...................................       2,425,952
Accumulated net realized gain on investments ..........................       6,715,338
Net unrealized appreciation of investments and foreign currencies .....      28,784,893
                                                                          -------------
Total net assets ......................................................   $ 198,868,283
                                                                          =============

----------
+  Non-income producing security for the year ended December 31, 2005.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. At December 31, 2005, the aggregate amount of Rule 144A securities equals $747,386, which represented 0.38% of the Series' net assets. See Note 8 in "Notes to Financial Statements."
^ Securities have been classified by country of origin. Classification by type of business has been presented in Note 10 in "Notes to Financial Statements."
!  Securities listed and traded on the Hong Kong Stock Exchange.

SUMMARY OF ABBREVIATIONS:

ADR  - American Depositary Receipts
GDR  - Global Depositary Receipts
NVDR - Non-Voting Depositary Receipts

                             See accompanying notes

                                                              Emerging Markets-5

DELAWARE VIP TRUST-
DELAWARE VIP EMERGING MARKETS SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends .............................................   $   4,596,234
Interest ..............................................         183,195
Foreign tax withheld ..................................        (365,936)
                                                          -------------
                                                              4,413,493
                                                          -------------
EXPENSES:
Management fees .......................................       1,373,992
Custodian fees ........................................         205,333
Distribution expenses - Service Class .................         114,497
Accounting and administration expenses ................          41,684
Reports and statements to shareholders ................          31,082
Legal and professional fees ...........................          26,028
Dividend disbursing and transfer agent
 fees and expenses ....................................          11,002
Registration fees .....................................          10,738
Pricing fees ..........................................           7,096
Insurance fees ........................................           6,399
Trustees' fees ........................................           5,973
Taxes (other than taxes on income) ....................             588
Other .................................................           5,489
                                                          -------------
                                                              1,839,901
Less expenses absorbed or waived ......................        (113,091)
Less waiver of distribution expenses - Service Class ..         (19,083)
                                                          -------------
Total expenses ........................................       1,707,727
                                                          -------------
NET INVESTMENT INCOME .................................       2,705,766
                                                          -------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
   Investments ........................................       6,912,514
   Foreign currencies .................................        (222,247)
                                                          -------------
Net realized gain .....................................       6,690,267
Net change in unrealized appreciation/depreciation
 of investments and foreign currencies ................      19,673,561
                                                          -------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES ...................      26,363,828
                                                          -------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ......................................   $  29,069,594
                                                          =============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP EMERGING MARKETS SERIES
STATEMENTS AT CHANGES IN NET ASSETS

                                                       YEAR ENDED
                                             ------------------------------
                                                12/31/05         12/31/04
                                             -------------    -------------
INCREASE IN NET ASSETS
 FROM OPERATIONS:
Net investment income ....................   $   2,705,766    $     436,356
Net realized gain on investments
 and foreign currencies ..................       6,690,267        2,606,094
Net change in unrealized appreciation/
 depreciation of investments and
 foreign currencies ......................      19,673,561        5,229,304
                                             -------------    -------------
Net increase in net assets resulting
 from operations .........................      29,069,594        8,271,754
                                             -------------    -------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
   Standard Class ........................        (185,268)        (427,607)
   Service Class .........................         (26,959)          (3,733)
Net realized gain on investments:
   Standard Class ........................        (653,887)               -
   Service Class .........................        (255,396)               -
                                             -------------    -------------
                                                (1,121,510)        (431,340)
                                             -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ........................      79,478,798       21,381,967
   Service Class .........................      66,615,479       11,965,075
Netasset value of shares issued
 upon reinvestment of dividends
 and distributions:
   Standard Class ........................         839,155          427,607
   Service Class .........................         282,355            3,733
                                             -------------    -------------
                                               147,215,787       33,778,382
                                             -------------    -------------
Cost of shares repurchased:
   Standard Class ........................     (14,800,249)      (5,457,583)
   Service Class .........................     (10,506,016)      (1,599,049)
                                             -------------    -------------
                                               (25,306,265)      (7,056,632)
                                             -------------    -------------
Increase in net assets derived from
 capital share transactions ..............     121,909,522       26,721,750
                                             -------------    -------------
NET INCREASE IN NET ASSETS ...............     149,857,606       34,562,164

NET ASSETS:
Beginning of year ........................      49,010,677       14,448,513
                                             -------------    -------------
End of year (including undistributed
 net investment income of $2,425,952
 and $154,660, respectively) .............   $ 198,868,283    $  49,010,677
                                             =============    =============

                             See accompanying notes

                                                              Emerging Markets-6

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                 DELAWARE VIP EMERGING MARKETS SERIES STANDARD CLASS YEAR ENDED
                                                              -------------------------------------------------------------------
                                                                12/31/05      12/31/04      12/31/03      12/31/02     12/31/01
                                                              -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period ......................   $    14.500   $    11.180   $     6.770   $     6.610   $     6.310

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) ..................................         0.412         0.263         0.210         0.215         0.199
Net realized and unrealized gain on investments
 and foreign currencies ...................................         3.519         3.388         4.410         0.137         0.133
                                                              -----------   -----------   -----------   -----------   -----------
Total from investment operations ..........................         3.931         3.651         4.620         0.352         0.332
                                                              -----------   -----------   -----------   -----------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................................        (0.051)       (0.331)       (0.210)       (0.192)       (0.032)
Net realized gain on investments ..........................        (0.180)            -             -             -             -
                                                              -----------   -----------   -----------   -----------   -----------
Total dividends and distributions .........................        (0.231)       (0.331)       (0.210)       (0.192)       (0.032)
                                                              -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ............................   $    18.200   $    14.500   $    11.180   $     6.770   $     6.610
                                                              ===========   ===========   ===========   ===========   ===========
Total return(2) ...........................................         27.49%        33.47%        70.54%         5.17%         5.28%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................   $   120,292   $    36,966   $    14,304   $    12,651   $    12,071
Ratio of expenses to average net assets ...................          1.47%         1.50%         1.49%         1.43%         1.45%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ..................          1.57%         1.63%         1.58%         1.46%         1.45%
Ratio of net investment income to average net assets ......          2.55%         2.15%         2.64%         3.15%         3.04%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly .......          2.45%         2.02%         2.55%         3.12%         3.04%
Portfolio turnover ........................................            18%           34%           71%           39%           41%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                              Emerging Markets-7

DELAWARE VIP EMERGING MARKETS SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                 DELAWARE VIP EMERGING MARKETS SERIES SERVICE CLASS YEAR ENDED
                                                              -------------------------------------------------------------------
                                                                12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
                                                              -----------   -----------   -----------   -----------   -----------
Net asset value, beginning of period ......................   $    14.480   $    11.170   $     6.770   $     6.610   $     6.310

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) ..................................         0.372         0.231         0.197         0.204         0.189
Net realized and unrealized gain on investments
 and foreign currencies ...................................         3.507         3.397         4.402         0.138         0.135
                                                              -----------   -----------   -----------   -----------   -----------
Total from investment operations ..........................         3.879         3.628         4.599         0.342         0.324
                                                              -----------   -----------   -----------   -----------   -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .....................................        (0.019)       (0.318)       (0.199)       (0.182)       (0.024)
Net realized gain on investments ..........................        (0.180)            -             -             -             -
                                                              -----------   -----------   -----------   -----------   -----------
Total dividends and distributions .........................        (0.199)       (0.318)       (0.199)       (0.182)       (0.024)
                                                              -----------   -----------   -----------   -----------   -----------
Net asset value, end of period ............................   $    18.160   $    14.480   $    11.170   $     6.770   $     6.610
                                                              ===========   ===========   ===========   ===========   ===========
Total return(2) ...........................................         27.11%        33.26%        70.10%         5.03%         5.15%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................   $    78,576   $    12,045   $       144   $       652   $       570
Ratio of expenses to average net assets ...................          1.72%         1.75%         1.71%         1.58%         1.60%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ..................          1.87%         1.93%         1.83%         1.61%         1.60%
Ratio of net investment income to average net assets ......          2.30%         1.90%         2.42%         3.00%         2.89%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly .......          2.15%         1.72%         2.30%         2.97%         2.89%
Portfolio turnover ........................................            18%           34%           71%           39%           41%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                              Emerging Markets-8

DELAWARE VIP TRUST-DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Emerging Markets Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

                                                              Emerging Markets-9

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 1.25% on the first $500 million of average daily net assets of the Series, 1.20% on the next $500 million, 1.15% on the next $1.5 billion, and 1.10% on average daily net assets in excess of $2.5 billion.

Mondrian Investment Partners Ltd. ("Mondrian") (the "Sub-Advisor") is responsible for the day-to-day management of the Series' investment portfolio. For these services, DMC, not the Series, pays the Sub-Advisor 0.20% of the Series' average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.50% of average daily net assets of the Series through June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

                               DIVIDEND DISBURSING,
          INVESTMENT        TRANSFER AGENT, ACCOUNTING
          MANAGEMENT            AND ADMINISTRATION             DISTRIBUTION          OTHER EXPENSES
        FEE PAYABLE TO        FEES AND OTHER EXPENSES          FEES PAYABLE        PAYABLE TO DMC AND
              DMC                 PAYABLE TO DSC                  TO DDLP              AFFILIATES*
       ----------------   ------------------------------   --------------------   --------------------
          $ 146,243                   $ 9,432                     $ 29,061               $ 26,644

*DMC as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $7,731 for internal legal services provided by DMC.

Certain officers of DMC, DSC, and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases .....   $  133,374,001
Sales .........       19,421,466

At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                                AGGREGATE            AGGREGATE
            COST OF            UNREALIZED           UNREALIZED         NET UNREALIZED
          INVESTMENTS         APPRECIATION         DEPRECIATION         APPRECIATION
      ------------------   ------------------   ------------------   ------------------
         $ 169,781,933        $ 30,834,700         $ (2,778,034)        $ 28,056,666

                                                             Emerging Markets-10

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                YEAR          YEAR
                                ENDED         ENDED
                               12/31/05      12/31/04
                             -----------   -----------
Ordinary income ..........   $   427,583   $   431,340
Long-term capital gain ...       693,927             -
                             -----------   -----------
                             $ 1,121,510   $   431,340
                             ===========   ===========

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ............   $  160,942,100
Undistributed ordinary income ............        5,769,931
Undistributed long-term capital gains ....        4,124,302
Post-October currency losses .............          (29,976)
Unrealized appreciation of investments
 and foreign currencies ..................       28,061,926
                                             --------------
Net assets ...............................   $  198,868,283
                                             ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax recognition of unrealized gain on investments in passive foreign investment companies.

Post-October currency losses represent losses realized on foreign currency transactions from November 1, 2005 through December 31, 2005 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Series recorded the following reclassifications.

                               UNDISTRIBUTED      ACCUMULATED
                              NET INVESTMENT     NET REALIZED
                                  INCOME          GAIN (LOSS)
                              --------------     ------------
                                $ (222,247)        $ 222,247

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                      YEAR           YEAR
                                                      ENDED          ENDED
                                                     12/31/05       12/31/04
                                                   ------------   ------------
Shares sold:
Standard Class .................................      4,946,468      1,694,727
Service Class ..................................      4,136,774        933,639
Shares issued upon reinvestment of dividends
 and distributions:
Standard Class .................................         56,969         37,609
Service Class ..................................         19,169            328
                                                   ------------   ------------
                                                      9,159,380      2,666,303
                                                   ------------   ------------
Shares repurchased:
Standard Class .................................       (942,342)      (463,254)
Service Class ..................................       (660,948)      (114,768)
                                                   ------------   ------------
                                                     (1,603,290)      (578,022)
                                                   ------------   ------------
Net increase ...................................      7,556,090      2,088,281
                                                   ============   ============

                                                             Emerging Markets-11

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005, or at any time during the year.

7. FOREIGN CURRENCY EXCHANGE CONTRACTS

The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. No foreign currency exchange contracts were outstanding at December 31, 2005.

8. CREDIT AND MARKET RISK

Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual Rule 144A securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

9. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                             Emerging Markets-12

DELAWARE VIP EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

10. INDUSTRY ALLOCATION

As of December 31, 2005, the Series' investment in equity securities classified by type of business were as follows:

                                               PERCENTAGE OF
INDUSTRY                                        NET ASSETS
--------------------------------------------   -------------
Automobiles & Components ...................            1.47%
Banks ......................................           17.31
Capital Goods ..............................            1.06
Consumer Durables & Apparel ................            5.21
Consumer Services ..........................            1.37
Diversified Financials .....................            5.34
Energy .....................................            5.75
Food & Staples Retailing ...................            1.70
Food, Beverage & Tobacco ...................            2.35
Healthcare Equipment & Services ............            0.12
Household & Personal Products ..............            1.53
Materials ..................................           10.74
Media ......................................            1.47
Pharmaceuticals & Biotechnology ............            0.81
Semiconductors & Semiconductor Equipment ...            5.46
Technology Hardware & Equipment ............            2.64
Telecommunication Services .................           18.23
Transportation .............................            6.90
Utilities ..................................            4.58
                                               -------------
                                                       94.04%
                                               =============

11. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2005, the Series designates distributions paid during the year as follows:

                            (A)             (B)
                         LONG-TERM       ORDINARY
                       CAPITAL GAINS      INCOME           TOTAL
                       DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTION
                        (TAX BASIS)     (TAX BASIS)     (TAX BASIS)
                       -------------   -------------   ------------
                            62%             38%            100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

The Delaware VIP Emerging Markets Series intends to pass through foreign tax credits in the maximum amount of $223,939. The gross foreign source income earned during fiscal year 2005 by the Delaware VIP Emerging Markets Series was $4,599,006. Complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

                                                             Emerging Markets-13

DELAWARE VIP TRUST-
DELAWARE VIP EMERGING MARKETS SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Emerging Markets Series

We have audited the accompanying statement of net assets of the Delaware VIP Emerging Markets Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Emerging Markets Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                     ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 10, 2006

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                             Emerging Markets-14

DELAWARE INVESTMENTS(R)FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)          Chairman,         5 Years -          Since August 2000,               87                 None
  2005 Market Street           President,        Executive      Mr. Driscoll has served in
   Philadelphia, PA         Chief Executive       Officer      various executive capacities
         19103                Officer and        2 Years -        at different times at
                                Trustee           Trustee         Delaware Investments(1)
     March 10, 1963

INDEPENDENT TRUSTEES

   THOMAS L. BENNETT            Trustee             Since           Private Investor -               87                 None
  2005 Market Street                           March 23, 2005     (March 2004 - Present)
   Philadelphia, PA
         19103                                                     Investment Manager -
                                                                   Morgan Stanley & Co.
    October 4, 1947                                             (January 1984 - March 2004)

       JOHN A. FRY              Trustee            4 Years              President -                  87              Director -
   2005 Market Street                                          Franklin & Marshall College                        Community Health
    Philadelphia, PA                                               (June 2002 - Present)                               Systems
         19103
                                                                Executive Vice President -
      May 28, 1960                                              University of Pennsylvania
                                                                 (April 1995 - June 2002)

    ANTHONY D. KNERR            Trustee           12 Years      Founder/Managing Director -          87                 None
   2005 Market Street                                           Anthony Knerr & Associates
    Philadelphia, PA                                              (Strategic Consulting)
         19103                                                       (1990 - Present)

    December 7, 1938

  LUCINDA S. LANDRETH           Trustee             Since       Chief Investment Officer -           87                 None
  2005 Market Street                           March 23, 2005         Assurant, Inc.
   Philadelphia, PA                                                    (Insurance)
         19103                                                        (2002 - 2004)

     June 24, 1947

      ANN R. LEVEN              Trustee           16 Years        Treasurer/Chief Fiscal             87             Director and
   2005 Market Street                                           Officer - National Gallery                        Audit Committee
    Philadelphia, PA                                               of Art (1994 - 1999)                          Chairperson - Andy
         19103                                                                                                   Warhol Foundation

    November 1, 1940                                                                                             Director and Audit
                                                                                                                 Committee Member -
                                                                                                                    Systemax Inc.

                                                             Emerging Markets-15

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INDEPENDENT TRUSTEES

   THOMAS F. MADISON            Trustee           11 Years            President/Chief                87              Director -
   2005 Market Street                                               Executive Officer -                            Banner Health
    Philadelphia, PA                                                MLM Partners, Inc.
         19103                                                  (Small Business Investing                            Director -
                                                                      and Consulting)                            CenterPoint Energy
   February 25, 1936                                             (January 1993 - Present)

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.

    JANET L. YEOMANS            Trustee            6 Years            Vice President                 87                 None
   2005 Market Street                                            (January 2003 - Present)
    Philadelphia, PA                                                  and Treasurer
         19103                                                   (January 2006 - Present)
                                                                      3M Corporation

     July 31, 1948                                                 Ms. Yeomans has held
                                                               various management positions
                                                                     at 3M Corporation
                                                                        since 1983.

   J. RICHARD ZECHER            Trustee            Since                Founder -                    87          Director and Audit
   2005 Market Street                          March 23, 2005       Investor Analytics                           Committee Member -
    Philadelphia, PA                                                (Risk Management)                            Investor Analytics
         19103                                                     (May 1999 - Present)

                                                                                                                 Director and Audit
     July 3, 1940                                                                                                Committee Member -
                                                                                                                    Oxigene, Inc.

OFFICERS

   MICHAEL P. BISHOF            Senior              Chief        Mr. Bishof has served in            87                 None(3)
   2005 Market Street     Vice President and      Financial    various executive capacities
    Philadelphia, PA        Chief Financial     Officer since      at different times at
         19103                  Officer         February 17,       Delaware Investments.
                                                    2005

    August 18, 1962

    DAVID F. CONNOR         Vice President,    Vice President    Mr. Connor has served as            87                 None(3)
   2005 Market Street       Deputy General         since        Vice President and Deputy
    Philadelphia, PA         Counsel and        September 21,   General Counsel of Delaware
         19103                Secretary           2000 and        Investments since 2000.
                                                 Secretary
                                                   since
                                                 October 25,
                                                   2005

   December 2, 1963

   DAVID P. O'CONNOR          Senior Vice       Senior Vice     Mr. O'Connor has served in           87                 None(3)
   2005 Market Street         President,        President,     various executive and legal
    Philadelphia, PA        General Counsel       General        capacities at different
         19103                 and Chief        Counsel and         times at Delaware
                             Legal Officer      Chief Legal            Investments.
                                               Officer since
                                               October 25,
                                                   2005
   February 21, 1966

    JOHN J. O'CONNOR          Senior Vice        Treasurer      Mr. O'Connor has served in           87                 None(3)
   2005 Market Street        President and         since       various executive capacities
    Philadelphia, PA          Treasurer         February 17,      at different times at
         19103                                     2005           Delaware Investments.

     June 16, 1957

----------
(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                             Emerging Markets-16

DELAWARE VIP TRUST - DELAWARE VIP GLOBAL BOND SERIES

     For the fiscal year ended December 31, 2005, Delaware VIP Global Bond Series Standard Class shares returned -8.65% and its Service Class shares returned -8.86% (both figures reflect all distributions reinvested) for the fiscal year ended December 31, 2005. The Citigroup World Government Bond Index - the Series' benchmark - fell by 6.88% for the year. (source: Lipper, Inc.)

     We are committed to a globally well-diversified portfolio, and based country weightings on our assessment of the relative prospective real yield
(PRY) in each market; that is, the nominal redemption yield adjusted for our forecast of annual consumer price inflation over the next two years.

     For some time now, our belief that there is a possibility of a sharp further decline in the U.S. dollar has helped shape our strategy. We currently believe that inflation prospects in the euro zone are benign and that European government bonds offer good value. During the second half of the fiscal year, a strategy within the portfolio was to overweight the euro zone when compared to the benchmark index. We also chose to eliminate an overweight in the U.K. that existed earlier in 2005. We believe that Japanese reflation is likely to boost the yen in 2006. Japan is currently in its longest phase of economic expansion since the bubble burst in 1990, and corporate profits are close to a record high. As a result of these beliefs, our investment strategy in relation to the Citigroup World Government Bond Index at year-end, from a top-down perspective, was as follows:

     o underweight the U.S.
     o overweight the euro zone
     o overweight Sweden
     o overweight Japan
     o underweight the U.K.
     o underweight Canada

Performance of a $10,000 Investment

                 Delaware VIP Global
                     Bond Series         Citigroup World Government
               (Standard Class Shares)           Bond Index
               -----------------------   --------------------------
  5/2/1996             $ 10,000                       -
 5/31/1996             $ 10,000                   $ 10,000
12/31/1996             $ 11,179                   $ 10,600
12/31/1997             $ 11,278                   $ 10,624
12/31/1997             $ 12,160                   $ 12,251
12/31/1999             $ 11,722                   $ 11,728
12/31/2000             $ 11,823                   $ 11,914
12/31/2001             $ 11,766                   $ 11,796
12/31/2002             $ 14,718                   $ 14,095
12/31/2003             $ 17,715                   $ 16,197
12/31/2004             $ 20,019                   $ 17,874
12/31/2005             $ 18,286                   $ 16,644

                         DELAWARE VIP GLOBAL BOND SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                  STANDARD CLASS   SERVICE CLASS
                      SHARES*         SHARES**
                  --------------   -------------
LIFETIME              +6.44%          +8.91%
FIVE YEAR             +9.11%          +8.89%
ONE YEAR              -8.65%          -8.86%

                     For the periods ended December 31, 2005

 * Commenced operations on May 2, 1996.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP Global Bond Series Standard Class shares for the period from the Series' inception on May 2, 1996 through December 31, 2005. All distributions were reinvested. The chart also shows a $10,000 investment in the Citigroup World Government Bond Index at that month's end, May 31, 1996. After May 31, 1996, returns plotted on the chart were as of the last day of each month shown. The Citigroup World Government Bond Index measures the performance of the broad, global market for government bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Global Bond Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus. Investments in foreign bonds have special risks, which include currency fluctuations, economic and political change, and different accounting standards.

                                                                   Global Bond-1

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                EXPENSES
                                   BEGINNING       ENDING                      PAID DURING
                                    ACCOUNT        ACCOUNT      ANNUALIZED       PERIOD
                                     VALUE          VALUE         EXPENSE       7/1/05 TO
                                    7/1/05        12/31/05        RATIOS        12/31/05*
                                 ------------   ------------   ------------   ------------
ACTUAL SERIES RETURN
Standard Class                   $   1,000.00   $     966.30           0.99%  $       4.91
Service Class                        1,000.00         965.40           1.24%          6.14

HYPOTHETICAL 5% RETURN
 (5% RETURN BEFORE EXPENSES)
Standard Class                   $   1,000.00   $   1,020.21           0.99%  $       5.04
Service Class                        1,000.00       1,018.95           1.24%          6.31

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                   Global Bond-2

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
COUNTRY ALLOCATION
As of December 31, 2005

Sector designations may be different than the sector designations presented in other Series materials.

                                                     PERCENTAGE
COUNTRY                                            OF NET ASSETS
------------------------------------------------   -------------
CORPORATE BONDS                                             2.21%
                                                   -------------
Banking & Finance                                           2.21%
                                                   -------------
FOREIGN AGENCIES                                           10.40%
                                                   -------------
Austria                                                     4.61%
Germany                                                     5.79%
                                                   -------------
FOREIGN MUNICIPAL BONDS                                     0.67%
                                                   -------------
Canada                                                      0.67%
                                                   -------------
REGIONAL AGENCY                                             2.17%
                                                   -------------
Australia                                                   2.17%
                                                   -------------
REGIONAL AUTHORITY                                         10.42%
                                                   -------------
Canada                                                     10.42%
                                                   -------------
SOVEREIGN AGENCIES                                         10.79%
                                                   -------------
Canada                                                      1.91%
Japan                                                       0.51%
United States                                               8.37%
                                                   -------------
SOVEREIGN DEBT                                             44.43%
                                                   -------------
Austria                                                     3.96%
France                                                      2.44%
Germany                                                     8.19%
Netherlands                                                 3.64%
Norway                                                      1.32%
Poland                                                      4.72%
Portugal                                                    1.45%
Spain                                                       2.37%
Sweden                                                      8.82%
United Kingdom                                              7.52%
                                                   -------------
SUPRANATIONAL BANKS                                         8.69%
                                                   -------------
U.S. TREASURY OBLIGATIONS                                   8.69%
                                                   -------------
CURRENCY OPTIONS PURCHASED                                  0.28%
                                                   -------------
TOTAL MARKET VALUE OF SECURITIES                           98.75%
                                                   -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES             1.25%
                                                   -------------
TOTAL NET ASSETS                                          100.00%
                                                   -------------

                                                                   Global Bond-3

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF NET ASSETS
December 31, 2005
                                                              MARKET
                                             PRINCIPAL         VALUE
                                              AMOUNT*        (U.S. $)
                                           ------------   ------------
CORPORATE BONDS-2.21%
BANKING & Finance-2.21%
Deustche Bank 8.00% 9/29/06 .........ISK     12,900,000   $    202,780
SLM 6.50% 6/15/10 ...................NZD      1,725,000      1,166,602
                                                          ------------
TOTAL CORPORATE BONDS
  (COST $1,376,919) .................                        1,369,382
                                                          ------------
FOREIGN AGENCIES-10.40%
AUSTRIA-4.61%
Oesterreichesche Kontrollbank
  1.80% 3/22/10 .....................JPY    322,000,000      2,859,847
                                                          ------------
                                                             2,859,847
                                                          ------------
GERMANY-5.79%
KFW International Finance
  1.75% 3/23/10 .....................JPY    254,000,000      2,251,451
Rentenbank 1.375% 4/25/13 ...........JPY    156,000,000      1,338,436
                                                          ------------
                                                             3,589,887
                                                          ------------
TOTAL FOREIGN AGENCIES
  (COST $6,993,255) .................                        6,449,734
                                                          ------------
FOREIGN MUNICIPAL BONDS-0.67%
CANADA-0.67%
Vancouver City 3.85% 10/6/12 ........CAD        495,000        415,737
                                                          ------------
TOTAL FOREIGN MUNICIPAL BONDS
  (COST $422,638) ...................                          415,737
                                                          ------------
REGIONAL AGENCY-2.17%
AUSTRALIA-2.17%
Queensland Treasury
  6.00% 8/14/13 .....................AUD        763,000        582,340
  6.00% 10/14/15 ....................AUD        992,000        763,184
                                                          ------------
TOTAL REGIONAL AGENCY
  (COST $1,379,188) .................                        1,345,524
                                                          ------------
REGIONAL AUTHORITY-10.42%
CANADA-10.42%
Ontario Province
  1.875% 1/25/10 ....................JPY    324,000,000      2,884,888
  4.50% 3/8/15 ......................CAD      1,362,000      1,193,212
Quebec Province
  5.00% 12/1/15 .....................CAD      1,974,000      1,776,490
  6.75% 11/9/15 .....................NZD        880,000        607,502
                                                          ------------
TOTAL REGIONAL AUTHORITY
  (COST $6,678,598) .................                        6,462,092
                                                          ------------

                                                              MARKET
                                             PRINCIPAL         VALUE
                                              AMOUNT*        (U.S. $)
                                           ------------   ------------
SOVEREIGN AGENCIES-10.79%
CANADA-1.91%
Canada Housing Trust No 1
  3.75% 3/15/10 .....................CAD      1,395,000   $  1,186,521
                                                          ------------
                                                             1,186,521
                                                          ------------

JAPAN-0.51%
Development Bank of Japan
  1.70% 9/20/22 .....................JPY     38,000,000        317,155
                                                          ------------
                                                               317,155
                                                          ------------
UNITED STATES-8.37%
FANNIE MAE
  6.00% 5/15/11 .....................USD        500,000        529,425
  6.375% 8/15/07 ....................AUD      1,407,000      1,042,683
Freddie Mac 5.75% 3/15/09 ...........USD      3,510,000      3,616,216
                                                          ------------
                                                             5,188,324
                                                          ------------
TOTAL SOVEREIGN AGENCIES
  (COST $6,821,546) .................                        6,692,000
                                                          ------------
SOVEREIGN DEBT-44.43%
AUSTRIA-3.96%
Republic of Austria
  5.25% 1/4/11 ......................EUR        748,000        973,933
  9.00% 9/15/06 .....................ISK     93,500,000      1,482,881
                                                          ------------
                                                             2,456,814
                                                          ------------
FRANCE-2.44%
France Government O.A.T .............
  3.50% 4/25/15 .....................EUR      1,257,000      1,512,165
                                                          ------------
                                                             1,512,165
                                                          ------------
GERMANY-8.19%
Deutschland Republic
  4.50% 1/4/13 ......................EUR      1,397,000      1,788,317
  4.75% 7/4/08 ......................EUR      1,648,000      2,036,806
  6.25% 1/4/24 ......................EUR        777,000      1,252,734
                                                          ------------
                                                             5,077,857
                                                          ------------
NETHERLANDS-3.64%
Netherlands Government
  5.75% 2/15/07 .....................EUR      1,845,000      2,256,426
                                                          ------------
                                                             2,256,426
                                                          ------------
NORWAY-1.32%
Norwegian Government
  5.00% 5/15/15 .....................NOK      5,000,000        819,381
                                                          ------------
                                                               819,381
                                                          ------------
POLAND-4.72%

Poland Government
^4.292% 4/12/07 ....................PLN       1,961,000        571,058
 5.75% 9/23/22 .....................PLN       1,816,000        594,525
 6.00% 5/24/09 .....................PLN       3,701,000      1,180,425
 6.25% 10/24/15 ....................PLN       1,736,000        582,156
                                                          ------------
                                                             2,928,164
                                                          ------------
PORTUGAL-1.45%
Portuguese Government
  3.20% 4/15/11 .....................EUR        756,000        896,659
                                                          ------------
                                                               896,659
                                                          ------------

                                                                   Global Bond-4

DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                              MARKET
                                             PRINCIPAL         VALUE
                                              AMOUNT*        (U.S. $)
                                           ------------   ------------
SOVEREIGN DEBT (CONTINUED)
SPAIN-2.37%
Spanish Government 5.50% 7/30/17 ....EUR      1,033,000   $  1,470,549
                                                          ------------
                                                             1,470,549
                                                          ------------
SWEDEN-8.82%
Sweden Government
  4.00% 12/1/09 .....................SEK      7,920,000      1,031,668
  5.00% 12/1/20 .....................SEK     17,410,000      2,610,974
  8.00% 8/15/07 .....................SEK     13,390,000      1,828,322
                                                          ------------
                                                             5,470,964
                                                          ------------
UNITED KINGDOM-7.52%
U.K. Treasury
  4.75% 6/7/10 ......................GBP      1,156,000      2,036,238
  4.75% 9/7/15 ......................GBP        772,250      1,397,444
  8.00% 6/7/21 ......................GBP        495,500      1,230,085
                                                          ------------
                                                             4,663,767
                                                          ------------
TOTAL SOVEREIGN DEBT
  (COST $28,007,974) ...................                    27,552,746
                                                          ------------
SUPRANATIONAL BANKS-8.69%
Asia Development Bank 0.50% 10/9/12 .AUD        966,000        508,818
European Investment Bank
  1.40% 6/20/17 .....................JPY     29,400,000        246,086
  4.00% 10/15/37 ....................EUR        715,000        886,063
  4.375% 7/8/15 .....................GBP        524,000        904,806
  5.375% 6/7/21 .....................GBP        458,000        879,220
Inter-American Development Bank
  1.90% 7/8/09 ......................JPY    221,000,000      1,962,494
                                                          ------------
TOTAL SUPRANATIONAL BANKS
  (COST $5,655,877) ....................                     5,387,487
                                                          ------------

                                                              MARKET
                                             PRINCIPAL         VALUE
                                              AMOUNT*        (U.S. $)
                                           ------------   ------------
U.S. TREASURY OBLIGATIONS-8.69%
U.S. Treasury Notes
  3.625% 5/15/13 ....................USD      1,200,000   $  1,144,922
  4.125% 8/15/10 ....................USD      2,000,000      1,980,938
^U.S. Treasury Strip 4.282% 11/15/13USD       3,200,000      2,259,764
                                                          ------------
TOTAL U.S. TREASURY OBLIGATIONS
  (COST $5,371,696) ....................                     5,385,624
                                                          ------------
CURRENCY OPTIONS PURCHASED-0.28%
  Put EUR 18,497,920, Call USD
  21,785,000, expiration date 1/13/06...                       169,378
  Call JPY 2,338,675,200, PutUSD
  19,296,000, expiration date 1/13/06...                         5,326
                                                          ------------
TOTAL CURRENCY OPTIONS PURCHASED
  (COST $160,169) ......................                       174,704
                                                          ------------

                                                                   Global Bond-5

DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-98.75% (COST $62,867,860) ......  $ 61,235,030

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.25% ...........       776,091
                                                                   ------------
NET ASSETS APPLICABLE TO 6,003,829 SHARES OUTSTANDING-100.00% ...  $ 62,011,121
                                                                   ============
NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES STANDARD CLASS
$62,003,007 / 6,003,042 SHARES) .................................  $      10.33
                                                                   ============
NET ASSET VALUE-DELAWARE VIP GLOBAL BOND SERIES SERVICE CLASS
($8,114 / 787 SHARES) ...........................................  $      10.31
                                                                   ============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no par) ..  $ 61,493,366
Undistributed net investment income .............................       949,981
Accumulated net realized gain on investments ....................     1,085,161
Net unrealized depreciation of investments and foreign
 currencies .....................................................    (1,517,387)
                                                                   ------------
Total net assets ................................................  $ 62,011,121
                                                                   ============
----------
* Principal amount is stated in the currency in which each bond is denominated.

  AUD - Australian Dollar
  CAD - Canadian Dollar
  EUR - European Monetary Unit
  GBP - British Pound Sterling
  ISK - Iceland Krona
  JPY - Japanese Yen
  NOK - Norwegian Krone
  NZD - New Zealand Dollar
  PLN - Polish Zloty
  SEK - Swedish Krona
  USD - U.S. Dollar

  ^Zero coupon security. The interest rate shown is the yield at the time of purchase.

The following foreign currency exchange contracts were outstanding at December 31, 2005:
FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                                         UNREALIZED
                                                                                        APPRECIATION
          CONTRACTS TO RECEIVE (DELIVER)         IN EXCHANGE FOR     SETTLEMENT DATE   (DEPRECIATION)
     ---------------------------------------   ------------------    ---------------   --------------
       (3,296,000)   Australian Dollars        JPY    292,309,056        1/13/06       $       66,699
       (1,470,000)   British Pounds            EUR      2,163,260        1/13/06               33,422
        1,299,341    European Monetary Units   US$     (1,556,000)       1/13/06              (16,653)
      185,542,108    Japanese Yen              US$     (1,556,000)       1/13/06               20,329
       (2,625,000)   New Zealand Dollars       AUD      2,472,892        1/13/06               22,690
        9,518,304    Norwegian Krone           GBP       (815,000)       1/13/06                9,055
       (5,117,000)   Polish Zloty              EUR      1,330,404        1/13/06                  799
                                                                                       --------------
                                                                                       $      136,341
                                                                                       ==============

(1) See Note 7 in "Notes to Financial Statements."

                             See accompanying notes

                                                                   Global Bond-6

DELAWARE VIP TRUST-
DELAWARE VIP GLOBAL BOND SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Interest .......................................................   $  2,178,229
                                                                   ------------
EXPENSES:
Management fees ................................................        560,447
Reports and statements to shareholders .........................        119,625
Custodian fees .................................................         53,531
Accounting and administration expenses .........................         27,283
Legal and professional fees ....................................         20,613
Dividend disbursing and transfer agent fees and expenses .......          7,507
Insurance fees .................................................          6,622
Trustees' fees .................................................          3,919
Pricing fees ...................................................          3,607
Taxes (other than taxes on income) .............................          2,245
Registration fees ..............................................             96
Distribution expenses - Service Class ..........................             25
Other ..........................................................          7,306
                                                                   ------------
                                                                        812,826
Less expenses absorbed or waived ...............................        (85,609)
Less waiver of distribution expenses - Service Class ...........             (4)
                                                                   ------------
Total expenses .................................................        727,213
                                                                   ------------
NET INVESTMENT INCOME ..........................................      1,451,016
                                                                   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
  Investments ..................................................      1,783,065
  Foreign currencies ...........................................       (844,206)
                                                                   ------------
Net realized gain ..............................................        938,859
Net change in unrealized appreciation/depreciation
  of investments and foreign currencies ........................     (9,350,986)
                                                                   ------------
NET REALIZED AND UNREALIZED LOSS ON
  INVESTMENTS AND FOREIGN CURRENCIES ...........................     (8,412,127)
                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................................   $ (6,961,111)
                                                                   ============
                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP GLOBAL BOND SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                            YEAR ENDED
                                                   ----------------------------
                                                     12/31/05        12/31/04
                                                   ------------    ------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS:
Net investment income ..........................   $  1,451,016    $  2,247,095
Net realized gain on investments
  and foreign currencies .......................        938,859      11,674,662
Net change in unrealized appreciation/
  depreciation on investments and
  foreign currencies ...........................     (9,350,986)     (4,085,542)
                                                   ------------    ------------
Net increase (decrease) in net assets
  resulting from operations ....................     (6,961,111)      9,836,215
                                                   ------------    ------------
DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income:
  Standard Class ...............................    (12,177,352)    (12,011,670)
  Service Class ................................         (1,263)           (944)
Net realized gain on investments:
  Standard Class ...............................     (1,441,808)     (1,888,359)
  Service Class ................................           (152)           (151)
                                                   ------------    ------------
                                                    (13,620,575)    (13,901,124)
                                                   ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class ...............................      3,701,855       3,472,141
Net asset value of shares issued upon
  reinvestment of dividends and distributions:
  Standard Class ...............................     13,619,160      13,900,029
  Service Class ................................          1,415           1,095
                                                   ------------    ------------
                                                     17,322,430      17,373,265
                                                   ------------    ------------
Cost of shares repurchased:
  Standard Class ...............................    (21,110,123)    (32,398,573)
                                                   ------------    ------------
Decrease in net assets derived from
  capital share transactions ...................     (3,787,693)    (15,025,308)
                                                   ------------    ------------
NET DECREASE IN NET ASSETS .....................    (24,369,379)    (19,090,217)

NET ASSETS:
Beginning of year ..............................     86,380,500     105,470,717
                                                   ------------    ------------
End of year (including undistributed
  net investment income of $949,981
  and $12,038,201, respectively) ...............   $ 62,011,121    $ 86,380,500
                                                   ============    ============

                             See accompanying notes

                                                                   Global Bond-7

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                        DELAWARE VIP GLOBAL BOND SERIES STANDARD CLASS
                                                                                          YEAR ENDED
                                                              ------------------------------------------------------------------
                                                               12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
                                                              ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period .......................  $   13.560    $   13.940    $   11.770    $    9.470    $    9.730

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ...................................       0.217         0.316         0.356         0.404         0.411
Net realized and unrealized gain (loss) on investments
  and foreign currencies ...................................      (1.265)        1.262         2.005         1.957        (0.464)
                                                              ----------    ----------    ----------    ----------    ----------
Total from investment operations ...........................      (1.048)        1.578         2.361         2.361        (0.053)
                                                              ----------    ----------    ----------    ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................      (1.951)       (1.692)       (0.191)       (0.061)       (0.207)
Net realized gain on investments ...........................      (0.231)       (0.266)            -             -             -
                                                              ----------    ----------    ----------    ----------    ----------
Total dividends and distributions ..........................      (2.182)       (1.958)       (0.191)       (0.061)       (0.207)
                                                              ----------    ----------    ----------    ----------    ----------
Net asset value, end of period .............................  $   10.330    $   13.560    $   13.940    $   11.770    $    9.470
                                                              ==========    ==========    ==========    ==========    ==========
Total return(2) ............................................       (8.65)%       13.00%        20.36%        25.09%        (0.48)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................  $   62,003    $   86,372    $  105,463    $   91,945    $   17,012
Ratio of expenses to average net assets ....................        0.97%         0.93%         0.87%         0.81%         0.85%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly ..................        1.09%         0.93%         0.91%         0.81%         1.11%
Ratio of net investment income to average net assets .......        1.94%         2.52%         2.81%         3.76%         4.34%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly .......        1.82%         2.52%         2.77%         3.76%         4.08%
Portfolio turnover .........................................         188%          117%          111%           49%           51%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   Global Bond-8

DELAWARE VIP GLOBAL BOND SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                         DELAWARE VIP GLOBAL BOND SERIES SERVICE CLASS
                                                                                          YEAR ENDED
                                                              ------------------------------------------------------------------
                                                               12/31/05      12/31/04      12/31/03      12/31/02      12/31/01
                                                              ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period .......................  $   13.530    $   13.920    $   11.770    $    9.460    $    9.730

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ...................................       0.189         0.285         0.328         0.389         0.397
Net realized and unrealized gain (loss) on investments
  and foreign currencies ...................................      (1.259)        1.255         1.998         1.968        (0.470)
                                                              ----------    ----------    ----------    ----------    ----------
Total from investment operations ...........................      (1.070)        1.540         2.326         2.357        (0.073)
                                                              ----------    ----------    ----------    ----------    ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................      (1.919)       (1.664)       (0.176)       (0.047)       (0.197)
Net realized gain on investments ...........................      (0.231)       (0.266)            -             -             -
                                                              ----------    ----------    ----------    ----------    ----------
Total dividends and distributions ..........................      (2.150)       (1.930)       (0.176)       (0.047)       (0.197)
                                                              ----------    ----------    ----------    ----------    ----------
Net asset value, end of period .............................  $   10.310    $   13.530    $   13.920    $   11.770    $    9.460
                                                              ==========    ==========    ==========    ==========    ==========
Total return(2) ............................................       (8.86)%       12.69%        20.04%        25.04%        (0.70)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................  $        8    $        9    $        8    $        7    $        5
Ratio of expenses to average net assets ....................        1.22%         1.18%         1.09%         0.96%         1.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly ..................        1.39%         1.23%         1.16%         0.96%         1.26%
Ratio of net investment income to average net assets .......        1.69%         2.27%         2.59%         3.61%         4.19%
Ratio of net investment income to average net assets prior
  to expense limitation and expenses paid indirectly .......        1.52%         2.22%         2.52%         3.61%         3.93%
Portfolio turnover .........................................         188%          117%          111%           49%           51%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   Global Bond-9

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Global Bond Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek current income consistent with the preservation of principal.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. U.S. government and agency securities are valued at the mean between the bid and asked prices. Other long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts on all debt securities are amortized to interest income over the lives of the respective securities.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

                                                                  Global Bond-10

DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

                         DIVIDEND DISBURSING,                         OTHER
      INVESTMENT           TRANSFER AGENT,                           EXPENSES
      MANAGEMENT    ACCOUNTING AND ADMINISTRATION   DISTRIBUTION     PAYABLE
      FEE PAYABLE      FEES AND OTHER EXPENSES      FEE PAYABLE     TO DMC AND
        TO DMC             PAYABLE TO DSC             TO DDLP      AFFILIATES*
     ------------   -----------------------------   ------------   ------------
     $     49,564          $       3,300            $          4   $     18,395

* DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $4,562 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases other than U.S. government securities ..   $  129,533,896
Purchases of U.S. government securities ..........        8,237,429
Sales other than U.S. government securities ......      150,438,116
Sales of U.S. government securities ..............        4,337,684

At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                         AGGREGATE        AGGREGATE
         COST OF        UNREALIZED       UNREALIZED      NET UNREALIZED
       INVESTMENTS     APPRECIATION     DEPRECIATION      DEPRECIATION
     --------------   --------------   --------------    --------------
     $   63,466,027   $      182,297   $   (2,413,294)   $   (2,230,997)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                     YEAR           YEAR
                                    ENDED          ENDED
                                   12/31/05       12/31/04
                                 ------------   ------------
Ordinary income ..............   $ 12,733,806   $ 13,084,663
Long-term capital gains ......        886,769        816,461
                                 ------------   ------------
Total distribution ...........   $ 13,620,575   $ 13,901,124
                                 ============   ============

                                                                  Global Bond-11

DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ..........   $ 61,493,366
Undistributed ordinary income ..........      3,252,346
Undistributed long-term capital gain ...        344,802
Post-October losses ....................       (113,418)
Post-October currency losses ...........       (706,335)
Unrealized depreciation of investments
  and foreign currencies ...............     (2,259,640)
                                           ------------
Net assets .............................   $ 62,011,121
                                           ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on options contracts, mark-to-market of forward foreign currency contracts, currency straddles and tax treatment of market discount and premium on debt instruments.

Post-October losses and Post-October currency losses represent losses realized on investment and foreign currency transactions from November 1, 2005 through December 31, 2005 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Series recorded the following reclassifications.

                                   UNDISTRIBUTED       ACCUMULATED
                                        NET           NET REALIZED
                                 INVESTMENT INCOME     GAIN (LOSS)
                                 -----------------    ------------
                                 $        (360,621)   $    360,621

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                    YEAR            YEAR
                                                   ENDED           ENDED
                                                  12/31/05        12/31/04
                                                ------------    ------------
Shares sold:
  Standard Class ............................        317,642         273,772

Shares issued upon reinvestment of dividends
  and distributions:
  Standard Class ............................      1,242,624       1,147,814
  Service Class .............................            129              91
                                                ------------    ------------
                                                   1,560,395       1,421,677
                                                ------------    ------------
Shares repurchased:
  Standard Class ............................     (1,928,903)     (2,615,523)
                                                ------------    ------------
Net decrease ................................       (368,508)     (1,193,846)
                                                ============    ============

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005, or at any time during the year.

                                                                  Global Bond-12

DELAWARE VIP GLOBAL BOND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. FOREIGN CURRENCY EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

10. TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Series designates distributions paid during the year as follows:

          (A)             (B)
       LONG-TERM       ORDINARY
     CAPITAL GAINS      INCOME           TOTAL
     DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTIONS
      (TAX BASIS)     (TAX BASIS)     (TAX BASIS)
     -------------   -------------   -------------
           7%             93%             100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                                  Global Bond-13

DELAWARE VIP TRUST-DELAWARE VIP GLOBAL BOND SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Global Bond Series

We have audited the accompanying statement of net assets of the Delaware VIP Global Bond Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Global Bond Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 10, 2006

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                  Global Bond-14

DELAWARE INVESTMENTS(R)FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)          Chairman,         5 Years -          Since August 2000,               87                 None
  2005 Market Street           President,        Executive      Mr. Driscoll has served in
   Philadelphia, PA         Chief Executive       Officer      various executive capacities
         19103                Officer and        2 Years -        at different times at
                                Trustee           Trustee         Delaware Investments(1)
     March 10, 1963

INDEPENDENT TRUSTEES

   THOMAS L. BENNETT            Trustee             Since           Private Investor -               87                 None
  2005 Market Street                           March 23, 2005     (March 2004 - Present)
   Philadelphia, PA
         19103                                                     Investment Manager -
                                                                   Morgan Stanley & Co.
    October 4, 1947                                             (January 1984 - March 2004)

       JOHN A. FRY              Trustee            4 Years              President -                  87              Director -
   2005 Market Street                                          Franklin & Marshall College                        Community Health
    Philadelphia, PA                                               (June 2002 - Present)                               Systems
         19103
                                                                Executive Vice President -
      May 28, 1960                                              University of Pennsylvania
                                                                 (April 1995 - June 2002)

    ANTHONY D. KNERR            Trustee           12 Years      Founder/Managing Director -          87                 None
   2005 Market Street                                           Anthony Knerr & Associates
    Philadelphia, PA                                              (Strategic Consulting)
         19103                                                       (1990 - Present)

    December 7, 1938

  LUCINDA S. LANDRETH           Trustee             Since       Chief Investment Officer -           87                 None
  2005 Market Street                           March 23, 2005         Assurant, Inc.
   Philadelphia, PA                                                    (Insurance)
         19103                                                        (2002 - 2004)

     June 24, 1947

      ANN R. LEVEN              Trustee           16 Years        Treasurer/Chief Fiscal             87             Director and
   2005 Market Street                                           Officer - National Gallery                        Audit Committee
    Philadelphia, PA                                               of Art (1994 - 1999)                          Chairperson - Andy
         19103                                                                                                   Warhol Foundation

    November 1, 1940                                                                                             Director and Audit
                                                                                                                 Committee Member -
                                                                                                                    Systemax Inc.

                                                                  Global Bond-15

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INDEPENDENT TRUSTEES

   THOMAS F. MADISON            Trustee           11 Years            President/Chief                87              Director -
   2005 Market Street                                               Executive Officer -                            Banner Health
    Philadelphia, PA                                                MLM Partners, Inc.
         19103                                                  (Small Business Investing                            Director -
                                                                      and Consulting)                            CenterPoint Energy
   February 25, 1936                                             (January 1993 - Present)

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.

    JANET L. YEOMANS            Trustee            6 Years            Vice President                 87                 None
   2005 Market Street                                            (January 2003 - Present)
    Philadelphia, PA                                                  and Treasurer
         19103                                                   (January 2006 - Present)
                                                                      3M Corporation

     July 31, 1948                                                 Ms. Yeomans has held
                                                               various management positions
                                                                     at 3M Corporation
                                                                        since 1983.

   J. RICHARD ZECHER            Trustee            Since                Founder -                    87          Director and Audit
   2005 Market Street                          March 23, 2005       Investor Analytics                           Committee Member -
    Philadelphia, PA                                                (Risk Management)                            Investor Analytics
         19103                                                     (May 1999 - Present)
                                                                                                                 Director and Audit
     July 3, 1940                                                                                                Committee Member -
                                                                                                                    Oxigene, Inc.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS

   MICHAEL P. BISHOF            Senior              Chief        Mr. Bishof has served in            87                 None(3)
   2005 Market Street     Vice President and      Financial    various executive capacities
    Philadelphia, PA        Chief Financial     since Officer      at different times at
         19103                  Officer         February 17,       Delaware Investments.
                                                    2005

    August 18, 1962

    DAVID F. CONNOR         Vice President,    Vice President    Mr. Connor has served as            87                 None(3)
   2005 Market Street       Deputy General         since        Vice President and Deputy
    Philadelphia, PA         Counsel and        September 21,   General Counsel of Delaware
         19103                Secretary           2000 and        Investments since 2000.
                                                 Secretary
                                                   since
                                                 October 25,
                                                   2005

   December 2, 1963

   DAVID P. O'CONNOR          Senior Vice       Senior Vice     Mr. O'Connor has served in           87                 None(3)
   2005 Market Street         President,        President,     various executive and legal
    Philadelphia, PA        General Counsel       General        capacities at different
         19103                 and Chief        Counsel and         times at Delaware
                             Legal Officer      Chief Legal            Investments.
                                               Officer since
                                               October 25,
                                                   2005
   February 21, 1966

    JOHN J. O'CONNOR          Senior Vice        Treasurer      Mr. O'Connor has served in           87                 None(3)
   2005 Market Street        President and         since       various executive capacities
    Philadelphia, PA          Treasurer         February 17,      at different times at
         19103                                     2005           Delaware Investments.

   June 16, 1957

----------

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                  Global Bond-16

DELAWARE VIP TRUST - DELAWARE VIP GROWTH OPPORTUNITIES SERIES

     For the 12-month period ended December 31, 2005, Delaware VIP Growth Opportunities Series returned 11.40% for Standard Class shares and 11.20% for Service Class shares (both figures reflect all distributions reinvested). During the same 12-month period, the Russell Midcap Growth Index - which is the Series' benchmark - gained 12.10%.

     Mid-cap stocks outpaced their small- and large-cap counterparts during 2005. (source: Lipper, Inc.) Early in the fiscal year, sector selection played a role in determining performance relative to the benchmark. Energy was particularly strong throughout much of the year, and we made a decision to approach this sector of the market cautiously. Rather than pursue some of these richly valued stocks, our strategy was to retain a lesser weighting overall in energy than our benchmark, seeking to take advantage of the few periods of weakness in the sector. As such, we believe that we were able at times to buy attractively priced shares of select energy-related companies that dominate niche markets - companies where fundamentals are more likely to remain favorable going forward. Generally speaking, we believe that a secular, demand-driven shift in the energy sector is creating opportunities for some companies to sustain growth independent of short-term oil-price volatility.

     Late in the fiscal year, consumer-related stocks rebounded strongly and the energy sector declined somewhat from its lofty post-Hurricane Katrina level as oil prices fell. Our general strategy with regard to consumer stocks was to retain only high-quality consumer names that we think should still be able to generate solid results, and would be the beneficiaries of a return to a more neutral sentiment.

     Changes in portfolio positioning throughout the past year have reduced the portfolio's sensitivity to the performance of any particular sector, while we continue to focus on stock selection-finding and holding individual companies that have delivered and will be able to continue to deliver strong sales and profit growth.

Performance of a $10,000 Investment

     12/31/95    $ 10,000    $ 10,000
     12/31/96    $ 11,748    $ 11,446
     12/31/97    $ 14,396    $ 13,151
     12/31/97    $ 16,967    $ 15,625
     12/31/99    $ 25,670    $ 25,460
     12/31/00    $ 22,653    $ 23,290
     12/31/01    $ 18,089    $ 19,614
     12/31/02    $ 13,131    $ 14,723
     12/31/03    $ 18,739    $ 20,767
     12/31/04    $ 21,639    $ 23,358
     12/31/05    $ 24,258    $ 26,021

                        DELAWARE VIP GROWTH OPPORTUNITIES
                       SERIES AVERAGE ANNUAL TOTAL RETURNS

                 Standard Class    Service Class
                    Shares*           Shares**
                 --------------    --------------
Lifetime            +10.20%            -0.97%
10 Year             +10.04%               --
Five Year            +2.24%            +2.03%
One Year            +11.40%           +11.20%

     For the periods ended December 31, 2005

*    Commenced operations on July 12, 1991.
**   Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in the Delaware VIP Growth Opportunities Series Standard Class shares and the Russell Midcap Growth Index for the 10-year period from December 31, 1995 through December 31, 2005. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The Russell Mid Cap Growth Index measures the performance of U.S. mid-cap growth stocks. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for the Delaware VIP Growth Opportunities Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus. Series that invest in small and/or medium-sized companies typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

                                                        Growth Opportunities - 1

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                     EXPENSES
                                                       BEGINNING       ENDING                       PAID DURING
                                                        ACCOUNT       ACCOUNT       ANNUALIZED        PERIOD
                                                         VALUE         VALUE         EXPENSE         7/1/05 TO
                                                        7/1/05        12/31/05        Ratios         12/31/05*
                                                     ------------   ------------   ------------    ------------
ACTUAL SERIES RETURN
Standard Class                                       $   1,000.00   $   1,111.30           0.90%   $       4.79
Service Class                                            1,000.00       1,109.80           1.15%           6.12

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                       $   1,000.00   $   1,020.67           0.90%   $       4.58
Service Class                                            1,000.00       1,019.41           1.15%           5.85
                                                     ------------   ------------   ------------    ------------

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                        Growth Opportunities - 2

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
SECTOR ALLOCATION
As of December 31, 2005

Sector designations may be different than the sector designations presented in other Series materials.

                                                       PERCENTAGE
SECTOR                                               OF NET ASSETS
--------------------------------------------------   -------------
COMMON STOCK                                                 98.97%
                                                     -------------
Basic Industry/Capital Goods                                  8.26%
Business Services                                             7.60%
Consumer Durables                                             5.38%
Consumer Non-Durables                                        13.14%
Consumer Services                                            11.11%
Energy                                                        5.45%
Financials                                                    9.70%
Health Care                                                  17.40%
Technology                                                   20.93%
                                                     -------------
REPURCHASE AGREEMENTS                                         1.07%
                                                     -------------
SECURITIES LENDING COLLATERAL                                 8.62%
                                                     -------------
TOTAL MARKET VALUE OF SECURITIES                            108.66%
                                                     -------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL           (8.62)%
                                                     -------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS              (0.04)%
                                                     -------------
TOTAL NET ASSETS                                            100.00%
                                                     -------------

                                                        Growth Opportunities - 3

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF NET ASSETS
December 31, 2005

                                                         NUMBER          MARKET
                                                        OF SHARES        VALUE
                                                      -------------   -----------
   COMMON STOCK-98.97%
   BASIC INDUSTRY/CAPITAL GOODS-8.26%
   Allegheny Technologies ............................       27,900   $ 1,006,632
   Graco .............................................       27,200       992,256
   Joy Global ........................................       27,000     1,080,000
  +Mettler-Toledo International ......................       23,200     1,280,640
   Rowan .............................................       16,900       602,316
                                                                      -----------
                                                                        4,961,844
                                                                      -----------
   BUSINESS SERVICES-7.60%
  +Dun & Bradstreet ..................................       13,700       917,352
   Expeditors International Washington ...............       21,700     1,464,967
  +Fisher Scientific International ...................       19,300     1,193,898
   Robert Half International .........................       26,100       988,929
                                                                      -----------
                                                                        4,565,146
                                                                      -----------
   CONSUMER DURABLES-5.38%
  +Activision ........................................       51,000       700,740
   Centex ............................................       22,300     1,594,227
   KB HOME ...........................................       12,900       937,314
                                                                      -----------
                                                                        3,232,281
                                                                      -----------
   CONSUMER NON-DURABLES-13.14%
 *+Chico's FAS .......................................       24,100     1,058,713
   Michaels Stores ...................................        8,700       307,719
   Nordstrom .........................................       46,400     1,735,360
   Staples ...........................................       65,000     1,476,150
  +Starbucks .........................................       26,700       801,267
   Tiffany & Company .................................       15,400       589,666
  +Urban Outfitters ..................................       63,300     1,602,123
  +Williams-Sonoma ...................................        7,400       319,310
                                                                      -----------
                                                                        7,890,308
                                                                      -----------
   CONSUMER SERVICES-11.11%
  +Cheesecake Factory ................................       18,600       695,454
  +Getty Images ......................................        2,800       249,956
   Marriott International Class A ....................       26,300     1,761,311
   Royal Caribbean Cruises ...........................       23,200     1,045,392
   Starwood Hotels & Resorts Worldwide ...............       29,700     1,896,642
  +West ..............................................       24,200     1,020,030
                                                                      -----------
                                                                        6,668,785
                                                                      -----------
   ENERGY-5.45%
  *Chesapeake Energy .................................       24,800       786,904
  +National Oilwell Varco ............................       19,800     1,241,460
   Smith International ...............................       33,600     1,246,896
                                                                      -----------
                                                                        3,275,260
                                                                      -----------
   FINANCIALS-9.70%
 *+Affiliated Managers Group .........................       15,000     1,203,750
   Lehman Brothers Holdings ..........................       10,000     1,281,700
   Nuveen Investments ................................       19,500       831,090
   PartnerRe .........................................       13,900       912,813
   UnumProvident .....................................       49,600     1,128,400
   Zions Bancorp .....................................        6,200       468,472
                                                                      -----------
                                                                        5,826,225
                                                                      -----------
   HEALTH CARE-17.40%
  +Amylin Pharmaceuticals ............................       12,500       499,000
  +Barr Pharmaceuticals ..............................       13,100       815,999
  +Caremark Rx .......................................       18,300       947,757
  +Cytyc .............................................       38,000     1,072,740
   Dade Behring Holdings .............................       16,600       678,774
  +Invitrogen ........................................       19,300     1,286,152
  +Kinetic Concepts ..................................       16,800       667,968
  +Medco Health Solutions ............................       16,000       892,800

                                                        Growth Opportunities - 4

                                                         NUMBER          MARKET
                                                        OF SHARES        VALUE
                                                      -------------   -----------
   COMMON STOCK (CONTINUED)
   HEALTH CARE (CONTINUED)
 *+MGI Pharma ........................................       54,600   $   936,936
 *+Neurocrine Biosciences ............................       20,300     1,273,419
  +Protein Design Labs ...............................       24,300       690,606
   Shire Pharmaceuticals ADR .........................       17,700       686,583
                                                                      -----------
                                                                       10,448,734
                                                                      -----------
   TECHNOLOGY-20.93%
 *+ADC Telecommunications ............................       25,800       576,372
  +Amdocs ............................................       38,400     1,056,000
  +Broadcom Class A ..................................       19,500       919,425
  +F5 Networks .......................................       13,700       783,503
   Intersil ..........................................       31,400       781,232
  +Juniper Networks ..................................       63,900     1,424,970
   Linear Technology .................................       25,000       901,750
  +Marvell Technology Group ..........................       13,100       734,779
  +Mercury Interactive ...............................        6,900       191,751
   Microchip Technology ..............................       29,100       935,565
  +NAVTEQ ............................................        6,600       289,542
  +Network Appliance .................................       32,100       866,700
  +NII Holdings Class B ..............................       19,600       856,128
 *+salesforce.com ...................................        22,100       708,305
   Satyam Computer Services ADR ......................       24,900       911,091
  +Tellabs ...........................................       57,600       627,840
                                                                      -----------
                                                                       12,564,953
                                                                      -----------
   TOTAL COMMON STOCK
      (COST $45,405,818) .............................                 59,433,536
                                                                      -----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                     ------------
REPURCHASE AGREEMENTS-1.07%
With BNP Paribas 3.30% 1/3/06
   (dated 12/30/05, to be repurchased at
   $404,148, collateralized by $8,000
   U.S. Treasury Bills due 1/26/06,
   market value $8,276, $6,000
   U.S. Treasury Bills due 2/23/06,
   market value $5,658, $11,000
   U.S. Treasury Bills due 5/4/06,
   market value $11,071, $75,000
   U.S. Treasury Bills due 6/1/06,
   market value $73,490, $210,000
   U.S. Treasury Bills due 6/29/06,
   market value $205,267, $74,000
   U.S. Treasury Notes 2.625% due
   5/15/08, market value $71,759 and
   $37,000 U.S. Treasury Notes 3.125%
   due 5/15/07, market value $36,842) ............   $    404,000        404,000
With UBS Warburg 3.40% 1/3/06
   (dated 12/30/05, to be repurchased at
   $236,089, collateralized by $27,000
   U.S. Treasury Notes 2.00% due
   5/15/06, market value $27,249 and
   $206,000 U.S. Treasury Notes
   5.625% due 5/15/08, market
   value $213,586) ...............................        236,000        236,000
                                                                         -------
TOTAL REPURCHASE AGREEMENTS
   (COST $640,000) ...............................                       640,000
                                                                         -------

                                                        Growth Opportunities - 5

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                          PRINCIPAL       MARKET
                                                           AMOUNT          VALUE
                                                        ------------   ------------
   TOTAL MARKET VALUE OF SECURITIES BEFORE
      SECURITIES LENDING COLLATERAL-100.04%
      (COST $46,045,818) ............................                  $ 60,073,536
                                                                       ------------
   SECURITIES LENDING COLLATERAL**-8.62%
   SHORT-TERM INVESTMENTS
   FIXED RATE NOTES-2.04%
   Citigroup Global Markets
      4.29% 1/3/06 ..................................   $  1,069,076      1,069,076
   Wilmington Trust Company
      4.05% 1/5/06 ..................................        156,703        156,703
                                                                       ------------
                                                                          1,225,779
                                                                       ------------
  oVARIABLE RATE NOTES-6.58%
   Abbey National 4.14% 1/13/06 .....................        115,960        115,975
   ANZ National 4.31% 1/30/07 .......................         31,341         31,340
   Australia New Zealand
      4.35% 1/30/07 .................................        156,703        156,702
   Bank of New York 4.33% 4/4/06 ....................        125,362        125,362
   Bank of the West 4.27% 3/2/06 ....................        156,703        156,703
   Bayerische Landesbank
      4.40% 8/25/06 .................................        156,703        156,703
   Bear Stearns
      4.14% 1/17/06 .................................         31,341         31,346
      4.39% 6/30/06 .................................        188,043        188,043
   Beta Finance 4.33% 4/18/06 .......................        156,703        156,695
   Canadian Imperial Bank
      4.35% 1/30/07 .................................         78,351         78,351
   CDC Financial Products
      4.35% 1/30/06 .................................        203,713        203,713

                                                          PRINCIPAL       MARKET
                                                           AMOUNT          VALUE
                                                        ------------   ------------
   SECURITIES LENDING COLLATERAL (CONTINUED)
   SHORT-TERM INVESTMENTS (CONTINUED)
  oVARIABLE RATE NOTES (CONTINUED)
   Citigroup Global Markets
      4.32% 1/6/06 ...................................  $     203,713  $     203,713
   Commonwealth Bank Australia
      4.35% 1/30/07 ..................................        156,703        156,703
   Credit Suisse First Boston New York
      4.35% 4/18/06 ..................................        169,239        169,239
   Goldman Sachs 4.39% 1/2/07 ........................        203,713        203,713
   Manufacturers & Traders
      4.36% 9/26/06 ..................................        156,703        156,674
   Marshall & Ilsley Bank
      4.35% 1/30/07 ..................................        172,373        172,373
   Merrill Lynch Mortgage Capital
      4.35% 1/12/06 ..................................        203,713        203,713
   Morgan Stanley 4.43% 1/2/07 .......................        194,311        194,311
   National City Bank
      4.31% 1/23/06 ..................................        178,641        178,644
   Nordea Bank Norge ASA
      4.34% 1/30/07 ..................................        156,703        156,703
   Procter & Gamble
      4.46% 1/30/07 ..................................        156,703        156,703
   Royal Bank of Scotland
      4.34% 1/30/07 ..................................        156,703        156,703
   Sigma Finance 4.33% 3/16/06 .......................         47,011         47,012
   Societe Generale New York
      4.26% 1/30/07 ..................................         78,351         78,351
   Toyota Motor Credit
      4.30% 6/23/06 ..................................        156,703        156,710
   Wells Fargo 4.36% 1/30/07 .........................        156,703        156,703
                                                                       ------------
                                                                           3,948,901
                                                                       ------------
   TOTAL SECURITIES LENDING COLLATERAL
      (COST $5,174,680) ..............................                     5,174,680
                                                                       ------------

TOTAL MARKET VALUE OF SECURITIES-108.66% (COST $51,220,498) .....        65,248,216~
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(8.62)% ....        (5,174,680)
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.04)% .........           (25,082)
                                                                    ---------------
NET ASSETS APPLICABLE TO 3,386,258 SHARES OUTSTANDING-100.00% ...   $    60,048,454
                                                                    ===============
NET ASSET VALUE-DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES STANDARD CLASS ($46,000,661 / 2,587,099 SHARES) .........   $         17.78
                                                                    ===============
NET ASSET VALUE-DELAWARE VIP GROWTH OPPORTUNITIES
 SERIES SERVICE CLASS ($14,047,793 / 799,159 SHARES) ............   $         17.58
                                                                    ===============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no par) ..   $    57,506,222
Accumulated net realized loss on investments ....................       (11,485,486)
Net unrealized appreciation of investments ......................        14,027,718
                                                                    ---------------
Total net assets ................................................   $    60,048,454
                                                                    ===============

----------
+ Non-income producing security for the year ended December 31, 2005.
o Variable rate securities. The interest rate shown is the rate as of December 31, 2005.
* Fully or partially on loan.
**See Note 7 in "Notes to Financial Statements."
~ Includes $5,032,021 of securities loaned.

ADR - American Depositary Receipts

                             See accompanying notes

                                                        Growth Opportunities - 6

DELAWARE VIP TRUST-
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends ..................................................   $    282,831
Interest ...................................................         54,152
Securities lending income ..................................         18,700
                                                               ------------
                                                                    355,683
                                                               ------------
EXPENSES:
Management fees ............................................        479,592
Distribution expenses - Service Class ......................         41,806
Reports and statements to shareholders .....................         27,854
Accounting and administration expenses .....................         23,481
Legal and professional fees ................................         18,631
Dividend disbursing and transfer agent
   fees and expenses .......................................          6,407
Custodian fees .............................................          5,658
Insurance fees .............................................          4,679
Trustees' fees .............................................          3,610
Taxes (other than taxes on income) .........................          3,072
Pricing fees ...............................................            452
Registration fees ..........................................             97
Other ......................................................          4,377
                                                               ------------
                                                                    619,716
Less waiver of distribution expenses - Service Class .......         (6,951)
                                                               ------------
Less expenses paid indirectly ..............................           (329)
                                                               ------------
Total expenses .............................................        612,436
                                                               ------------
NET INVESTMENT LOSS ........................................       (256,753)
                                                               ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments ...........................      7,465,944
Net change in unrealized
   appreciation/depreciation of investments ................       (732,587)
                                                               ------------
NET REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS .............................................      6,733,357
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .........................................   $  6,476,604
                                                               ============
                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP GROWTH OPPORTUNITIES SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEAR ENDED
                                                ------------------------------
                                                   12/31/05         12/31/04
                                                -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment loss .........................   $    (256,753)   $    (194,589)
Net realized gain on investments ............       7,465,944       12,910,575
Net change in unrealized
   appreciation/depreciation of investments .        (732,587)      (4,548,303)
                                                -------------    -------------
Net increase in net assets resulting
   from operations ..........................       6,476,604        8,167,683
                                                -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...........................       1,424,558          292,375
   Service Class ............................       1,280,534          957,177
                                                -------------    -------------
                                                    2,705,092        1,249,552
                                                -------------    -------------
Cost of shares repurchased:
   Standard Class ...........................     (17,343,946)     (15,251,742)
   Service Class ............................      (3,746,289)      (4,482,881)
                                                -------------    -------------
                                                  (21,090,235)     (19,734,623)
                                                -------------    -------------
Decrease in net assets derived from
   capital share transactions ...............     (18,385,143)     (18,485,071)
                                                -------------    -------------
NET DECREASE IN NET ASSETS ..................     (11,908,539)     (10,317,388)
NET ASSETS:
Beginning of year ...........................      71,956,993       82,274,381
                                                -------------    -------------
End of year (there was no undistributed
   net investment income at either
   year end) ................................   $  60,048,454    $  71,956,993
                                                =============    =============

                             See accompanying notes

                                                        Growth Opportunities - 7

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS
                                                                                           YEAR ENDED
                                                             ---------------------------------------------------------------------
                                                              12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                                             ----------     ----------     ----------     ----------     ---------
Net asset value, beginning of period .....................   $   15.960     $   14.190     $   10.060     $   15.010     $  23.990

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1) ...................................       (0.056)        (0.031)        (0.032)        (0.025)       (0.010)
Net realized and unrealized gain (loss) on investments ...        1.876          1.801          4.162         (3.351)       (4.209)
                                                             ----------     ----------     ----------     ----------     ---------
Total from investment operations .........................        1.820          1.770          4.130         (3.376)       (4.219)
                                                             ----------     ----------     ----------     ----------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments .........................            -              -              -              -        (4.761)
Return of capital ........................................            -              -              -         (1.574)            -
                                                             ----------     ----------     ----------     ----------     ---------
Total dividends and distributions ........................            -              -              -         (1.574)       (4.761)
                                                             ----------     ----------     ----------     ----------     ---------
Net asset value, end of period ...........................   $   17.780     $   15.960     $   14.190     $   10.060     $  15.010
                                                             ==========     ==========     ==========     ==========     =========
Total return(2) ..........................................        11.40%         12.47%         41.05%        (24.94)%      (15.78)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................   $   46,000     $   56,875     $   65,368     $   60,964     $ 117,527
Ratio of expenses to average net assets ..................         0.90%          0.84%          0.85%          0.87%         0.85%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...............         0.90%          0.84%          0.85%          0.87%         0.87%
Ratio of net investment loss to average net assets .......        (0.35)%        (0.21)%        (0.27)%        (0.21)%       (0.06)%
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly ....        (0.35)%        (0.21)%        (0.27)%        (0.21)%       (0.08)%
Portfolio turnover .......................................           75%            94%            94%            88%          117%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                        Growth Opportunities - 8

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                   DELAWARE VIP GROWTH OPPORTUNITIES SERIES STANDARD CLASS
                                                                                          YEAR ENDED
                                                            ---------------------------------------------------------------------
                                                             12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                                            ----------     ----------     ----------     ----------     ---------
Net asset value, beginning of period .....................  $   15.810     $   14.100     $   10.010     $   14.970     $   23.980
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1) ...................................      (0.096)        (0.066)        (0.058)        (0.043)        (0.033)
Net realized and unrealized gain (loss) on investments ...       1.866          1.776          4.148         (3.343)        (4.216)
                                                            ----------     ----------     ----------     ----------     ---------
Total from investment operations .........................       1.770          1.710          4.090         (3.386)        (4.249)
                                                            ----------     ----------     ----------     ----------     ---------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net realized gain on investments .........................           -              -              -              -         (4.761)
Return of capital ........................................           -              -              -         (1.574)             -
                                                            ----------     ----------     ----------     ----------     ---------
Total dividends and distributions ........................           -              -              -         (1.574)        (4.761)
                                                            ----------     ----------     ----------     ----------     ---------
Net asset value, end of period ...........................  $   17.580     $   15.810     $   14.100     $   10.010     $   14.970
                                                            ==========     ==========     ==========     ==========     =========
Total return(2) ..........................................       11.20%         12.13%         40.86%        (25.09)%       (15.94)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..................  $   14,048     $   15,082     $   16,906     $   15,275     $   27,893
Ratio of expenses to average net assets ..................        1.15%          1.09%          1.07%          1.02%          1.00%
Ratio of expenses to average net assets prior to expense
   limitation and expenses paid indirectly ...............        1.20%          1.14%          1.10%          1.02%          1.02%
Ratio of net investment loss to average net assets .......       (0.60)%        (0.46)%        (0.49)%        (0.36)%        (0.21)%
Ratio of net investment loss to average net assets prior
   to expense limitation and expenses paid indirectly ....       (0.65)%        (0.51)%        (0.52)%        (0.36)%        (0.23)%
Portfolio turnover .......................................          75%            94%            94%            88%           117%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                        Growth Opportunities - 9

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Growth Opportunities Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1.   SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $5,327 for the year ended December 31, 2005. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.90% of average daily net assets of the Series through June 30, 2006. No reimbursement was due for the year ended December 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

                                                       Growth Opportunities - 10

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

                         DIVIDEND DISBURSING,                         OTHER
      INVESTMENT           TRANSFER AGENT,                           EXPENSES
      MANAGEMENT    ACCOUNTING AND ADMINISTRATION   DISTRIBUTION     PAYABLE
      FEE PAYABLE      FEES AND OTHER EXPENSES      FEE PAYABLE     TO DMC AND
        TO DMC             PAYABLE TO DSC             TO DDLP      AFFILIATES*
     ------------   -----------------------------   ------------   ------------
      $  39,509               $  3,230                $  5,905      $  28,716

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $3,965 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3.   INVESTMENTS

For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ....................   $    46,815,977
Sales ........................        63,025,360

At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                        AGGREGATE        AGGREGATE
         COST OF        UNREALIZED       UNREALIZED      NET UNREALIZED
       INVESTMENTS     APPRECIATION     DEPRECIATION      DEPRECIATION
     --------------   --------------   --------------    --------------
     $   51,688,586   $   14,296,600   $     (736,970)   $   13,559,630

4.   DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the years ended December 31, 2005 and 2004.

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ....................   $ 57,506,222
Capital loss carryforwards .......................    (11,017,398)
Unrealized appreciation of investments ...........     13,559,630
                                                     ------------
Net assets .......................................   $ 60,048,454
                                                     ============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Series recorded the following reclassifications.

                    ACCUMULATED
                        NET            PAID-IN
                  INVESTMENT LOSS       CAPITAL
                  ---------------   ---------------
                    $  256,753       $  (256,753)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $7,164,402 was utilized in 2005. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $11,017,398 expires in 2010.

                                                       Growth Opportunities - 11

DELAWARE VIP GROWTH OPPORTUNITIES SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

5.   CAPITAL SHARES

Transactions in capital shares were as follows:

                                      YEAR            YEAR
                                     ENDED           ENDED
                                    12/31/05        12/31/04
                                  ------------    ------------
Shares sold:
   Standard Class .............         86,824          20,762
   Service Class ..............         78,177          69,498
                                  ------------    ------------
                                       165,001          90,260
                                  ------------    ------------
Shares repurchased:
   Standard Class .............     (1,064,136)     (1,063,239)
   Service Class ..............       (232,719)       (314,943)
                                  ------------    ------------
                                    (1,296,855)     (1,378,182)
                                  ------------    ------------
Net decrease ..................     (1,131,854)     (1,287,922)
                                  ============   ============

6.   LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005, or at any time during the year.

7.   SECURITIES LENDING

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation. At December 31, 2005, the market value of securities on loan was $5,032,021, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral".

8.   CREDIT AND MARKET RISK

The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of small- and mid-sized companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

9.   CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                       Growth Opportunities - 12

DELAWARE VIP TRUST-DELAWARE VIP GROWTH OPPORTUNITIES SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Growth Opportunities Series

We have audited the accompanying statement of net assets of the Delaware VIP Growth Opportunities Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Growth Opportunities Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 10, 2006

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                       Growth Opportunities - 13

DELAWARE INVESTMENTS(R)FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)          Chairman,         5 Years -          Since August 2000,               87                 None
  2005 Market Street           President,        Executive      Mr. Driscoll has served in
   Philadelphia, PA         Chief Executive       Officer      various executive capacities
         19103                Officer and        2 Years -        at different times at
                                Trustee           Trustee         Delaware Investments(1)
     March 10, 1963

INDEPENDENT TRUSTEES

   THOMAS L. BENNETT            Trustee             Since           Private Investor -               87                 None
  2005 Market Street                           March 23, 2005     (March 2004 - Present)
   Philadelphia, PA
         19103                                                     Investment Manager -
                                                                   Morgan Stanley & Co.
    October 4, 1947                                             (January 1984 - March 2004)

       JOHN A. FRY              Trustee            4 Years              President -                  87              Director -
   2005 Market Street                                          Franklin & Marshall College                        Community Health
    Philadelphia, PA                                               (June 2002 - Present)                               Systems
         19103
                                                                Executive Vice President -
      May 28, 1960                                              University of Pennsylvania
                                                                 (April 1995 - June 2002)

    ANTHONY D. KNERR            Trustee           12 Years      Founder/Managing Director -          87                 None
   2005 Market Street                                           Anthony Knerr & Associates
    Philadelphia, PA                                              (Strategic Consulting)
         19103                                                       (1990 - Present)

    December 7, 1938

  LUCINDA S. LANDRETH           Trustee             Since       Chief Investment Officer -           87                 None
  2005 Market Street                           March 23, 2005         Assurant, Inc.
   Philadelphia, PA                                                    (Insurance)
         19103                                                        (2002 - 2004)

     June 24, 1947

      ANN R. LEVEN              Trustee           16 Years        Treasurer/Chief Fiscal             87             Director and
   2005 Market Street                                           Officer - National Gallery                        Audit Committee
    Philadelphia, PA                                               of Art (1994 - 1999)                          Chairperson - Andy
         19103                                                                                                   Warhol Foundation

    November 1, 1940                                                                                             Director and Audit
                                                                                                                 Committee Member -
                                                                                                                    Systemax Inc.

                                                       Growth Opportunities - 14

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INDEPENDENT TRUSTEES

   THOMAS F. MADISON            Trustee           11 Years            President/Chief                87              Director -
   2005 Market Street                                               Executive Officer -                            Banner Health
    Philadelphia, PA                                                MLM Partners, Inc.
         19103                                                  (Small Business Investing                            Director -
                                                                      and Consulting)                            CenterPoint Energy
   February 25, 1936                                             (January 1993 - Present)

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.

    JANET L. YEOMANS            Trustee            6 Years            Vice President                 87                 None
   2005 Market Street                                            (January 2003 - Present)
    Philadelphia, PA                                                  and Treasurer
         19103                                                   (January 2006 - Present)
                                                                      3M Corporation

     July 31, 1948                                                 Ms. Yeomans has held
                                                               various management positions
                                                                     at 3M Corporation
                                                                        since 1983.

   J. RICHARD ZECHER            Trustee            Since                Founder -                    87          Director and Audit
   2005 Market Street                          March 23, 2005       Investor Analytics                           Committee Member -
    Philadelphia, PA                                                (Risk Management)                            Investor Analytics
         19103                                                     (May 1999 - Present)

                                                                                                                 Director and Audit
     July 3, 1940                                                                                                Committee Member -
                                                                                                                    Oxigene, Inc.

OFFICERS

   MICHAEL P. BISHOF            Senior              Chief        Mr. Bishof has served in            87                 None(3)
   2005 Market Street     Vice President and      Financial    various executive capacities
    Philadelphia, PA        Chief Financial     since Officer      at different times at
         19103                  Officer         February 17,       Delaware Investments.
                                                    2005

     August 18, 1962

    DAVID F. CONNOR         Vice President,    Vice President    Mr. Connor has served as            87                 None(3)
   2005 Market Street       Deputy General         since        Vice President and Deputy
    Philadelphia, PA         Counsel and        September 21,   General Counsel of Delaware
         19103                Secretary           2000 and        Investments since 2000.
                                                 Secretary
                                                   since
                                                 October 25,
                                                   2005

     December 2, 1963

   DAVID P. O'CONNOR          Senior Vice       Senior Vice     Mr. O'Connor has served in           87                 None(3)
   2005 Market Street         President,        President,     various executive and legal
    Philadelphia, PA        General Counsel       General        capacities at different
         19103                 and Chief        Counsel and         times at Delaware
                             Legal Officer      Chief Legal            Investments.
                                               Officer since
                                               October 25,
                                                   2005
     February 21, 1966

    JOHN J. O'CONNOR          Senior Vice        Treasurer      Mr. O'Connor has served in           87                 None(3)
   2005 Market Street        President and         since       various executive capacities
    Philadelphia, PA          Treasurer         February 17,      at different times at
         19103                                     2005           Delaware Investments.

     June 16, 1957



----------
(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                         Growth Opportunities-15

DELAWARE VIP TRUST - DELAWARE VIP HIGH YIELD SERIES

     Continued strengthening of corporate balance sheets and limited opportunities for above-average income elsewhere in the fixed-income markets generally helped high-yield bonds during the year ended December 31, 2005. Still, total returns for the asset class were modest. For the year ended December 31, 2005, Delaware VIP High Yield Series returned +3.59% for Standard Class shares and +3.34% for Service Class shares (both figures reflect all distributions reinvested). During the same period, the Series' benchmark -- the Bear Stearns High Yield Index -- gained +1.76% (source: Bloomberg).

     We attribute our relative performance versus the benchmark index to our focus on security selection, driven by an ongoing emphasis on stringent fundamental research. In seeking to identify securities that may offer value, we thoroughly investigate this higher-yielding, higher-risk market for corporate bonds by using our substantial credit research capabilities. We then build the portfolio one security at a time.

     In managing the Series, we employ several strategies. We search for bonds with superior return potential, but also attempt to avoid performance detractors, such as bonds that might experience rapidly deteriorating fundamentals. Early in 2005, several stories involving credit concerns about individual companies did influence high-yield market activity in general. An example was a bond issue of biotechnology company Elan -- a security that we did not find appealing and thus did not hold in the portfolio. In the auto sector, the outlooks for General Motors and Ford Motor Company bonds turned progressively more bearish and affected trading throughout the high-yield market. Again, we did not invest in these companies. Fortunately, the market rebounded in the second and third quarters, but Series performance dragged for a stretch at mid-year when Series performance was off against the transportation and materials groups of the benchmark. Positive performers on a total return basis included the bonds of Foster Wheeler and Geo Services, with the pair reporting solid earnings. In contrast, Anchor Glass struggled, having announced that it would not be able to make a pending interest payment, and was sold during the period.

                         DELAWARE VIP HIGH YIELD SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                     FOR THE PERIODS ENDED DECEMBER 31, 2005

Performance of a $10,000 Investment

                        CITIGROUP    BEAR STERNS
                       -----------   -----------
     Dec. 31,'95       $    10,000   $    10,000
     Dec. 31,'96       $    11,278   $    11,246
     Dec. 31,'97       $    12,816   $    12,780
     Dec. 31,'98       $    12,550   $    13,046
     Dec. 31,'99       $    12,217   $    13,345
     Dec. 31,'00       $    10,258   $    12,436
     Dec. 31,'01       $     9,837   $    13,110
     Dec. 31,'02       $    10,018   $    12,979
     Dec. 31,'03       $    12,898   $    16,733
     Dec. 31,'04       $    14,735   $    18,561
     Dec. 31,'05       $    15,264   $    18,887

                       STANDARD CLASS   SERVICE CLASS
                           SHARES*         SHARES**
                       --------------   -------------
     LIFETIME               +6.75%          +5.03%
     10 YEAR                +4.32%             --
     FIVE YEAR              +8.27%          +8.05%
     ONE YEAR               +3.59%          +3.34%

 *   Commenced operations on July 28, 1988.
**   Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in the Delaware VIP High Yield Series Standard Class shares and the Bear Stearns High Yield Index for the 10-year period from December 31, 1995 through December 31, 2005. All distributions were reinvested. Returns plotted on the chart were as of the last day of each month shown. The Bear Stearns High Yield Index measures fixed-income securities rated BB+ or lower from Australia, Canada, the U.S., and the U.K. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for the Delaware VIP High Yield Series Service Class shares during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus. High yielding non-investment grade bonds involve higher risk than investment-grade bonds. Adverse conditions may affect the issuer's ability to pay interest and principal on these securities. The Series may be invested in foreign high-yield corporate bonds, which have special risks that include currency fluctuations, economic and political change, and different accounting standards.

                                                                  High Yield - 1

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                             EXPENSES
                                 BEGINNING      ENDING                     PAID DURING
                                  ACCOUNT       ACCOUNT      ANNUALIZED      PERIOD
                                   VALUE         VALUE        EXPENSE       7/1/05 TO
                                  7/1/05       12/31/05        RATIOS       12/31/05*
                                -----------   -----------   -----------    -----------
ACTUAL SERIES RETURN
Standard Class                  $  1,000.00   $  1,022.50          0.81%   $      4.13
Service Class                      1,000.00      1,020.80          1.06%          5.40

HYPOTHETICAL 5% RETURN
 (5% RETURN BEFORE EXPENSES)
Standard Class                  $  1,000.00   $  1,021.12          0.81%   $      4.13
Service Class                      1,000.00      1,019.86          1.06%          5.40

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                  High Yield - 2

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
SECTOR ALLOCATION
As of December 31, 2005

Sector designations may be different than the sector designations presented in other Series materials.

                                                    PERCENTAGE
SECTOR                                             OF NET ASSETS
------------------------------------------------   -------------
COLLATERALIZED BOND OBLIGATIONS                             0.14%
                                                   -------------
COMMERCIAL MORTGAGE-BACKED SECURITIES                       0.59%
                                                   -------------
CORPORATE BONDS                                            87.71%
                                                   -------------
Banking                                                     0.23%
Basic Industry                                             13.11%
Brokerage                                                   2.22%
Capital Goods                                               5.67%
Consumer Cyclical                                           4.89%
Consumer Non-Cyclical                                       6.82%
Energy                                                      3.83%
Finance and Investments                                     0.38%
Media                                                      10.47%
Real Estate                                                 2.19%
Services Cyclical                                          11.57%
Services Non-Cyclical                                       6.93%
Technology & Electronics                                    2.56%
Telecommunications                                         10.34%
Utilities                                                   6.50%
                                                   -------------
CONVERTIBLE BONDS                                           0.58%
                                                   -------------
EMERGING MARKETS BONDS                                      2.26%
                                                   -------------
COMMON STOCK                                                0.68%
                                                   -------------
PREFERRED STOCK                                             0.25%
                                                   -------------
WARRANTS                                                    0.00%
                                                   -------------
REPURCHASE AGREEMENTS                                       6.28%
                                                   -------------
TOTAL MARKET VALUE OF SECURITIES                           98.49%
                                                   -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES             1.51%
                                                   -------------
TOTAL NET ASSETS                                          100.00%
                                                   -------------

                                                                  High Yield - 3

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS
December 31, 2005

                                                   PRINCIPAL       MARKET
                                                    AMOUNT         VALUE
                                                   (U.S. $)       (U.S. $)
                                                 ------------   ------------
    COLLATERALIZED BOND OBLIGATIONS-0.14%
*=#@Merrill Lynch CBO VII
     Series 1997-C3A 144A
     4.879% 3/23/08 ..........................   $    348,960   $     80,261
     =@South Street CBO Series 1999-1A A1
    7.16% 7/1/11 .............................        249,525        250,772
                                                                ------------
    TOTAL COLLATERALIZED BOND OBLIGATIONS
     (COST $423,322) .........................                       331,033
                                                                ------------
    COMMERCIAL MORTGAGE-BACKED
     SECURITIES-0.59%
   #First Union National Bank Commercial
     Mortgage Series 2001-C2 L 144A
     6.46% 1/12/43 ...........................      1,375,000      1,368,348
                                                                ------------
    TOTAL COMMERCIAL MORTGAGE-BACKED
     SECURITIES (COST $1,395,571) ............                     1,368,348
                                                                ------------
    CORPORATE BONDS-87.71%
    BANKING-0.23%
    Western Financial 9.625% 5/15/12 .........        485,000        545,625
                                                                ------------
                                                                     545,625
                                                                ------------
    BASIC INDUSTRY-13.11%
    Abitibi-Consolidated
     6.95% 12/15/06 ..........................         95,000         96,188
     6.95% 4/1/08 ............................        373,000        374,865
    AK Steel 7.875% 2/15/09 ..................      1,300,000      1,241,500
    Bowater 9.50% 10/15/12 ...................      2,440,000      2,525,399
    Donohue Forest Products
     7.625% 5/15/07 ..........................        965,000        984,300
    Georgia-Pacific
     8.875% 5/15/31 ..........................        695,000        700,213
     9.50% 12/1/11 ...........................      1,400,000      1,482,250
    Gold Kist 10.25% 3/15/14 .................        890,000        996,800
    Huntsman International
    10.125% 7/1/09 ...........................        430,000        446,125
   #Huntsman International 144A
     7.375% 1/1/15 ...........................      1,395,000      1,353,150
    Lyondell Chemical 10.50% 6/1/13 ..........        190,000        216,838
   #Nell AF Sarl 144A 8.375% 8/15/15 .........      1,175,000      1,169,125
    NewPage 10.00% 5/1/12 ....................        975,000        962,813
    Norske Skog 8.625% 6/15/11 ...............      3,075,000      2,951,999
   #Novelis 144A 7.50% 2/15/15 ...............        150,000        140,625
   #Port Townsend Paper 144A
     12.00% 4/15/11 ..........................      1,730,000      1,115,850
    Potlatch 13.00% 12/1/09 ..................      1,210,000      1,450,947
    Rhodia
     8.875% 6/1/11 ...........................      1,585,000      1,632,550
     10.25% 6/1/10 ...........................        830,000        913,000
    Smurfit Capital Funding
     7.50% 11/20/25 ..........................      2,520,000      2,230,200
  ++Solutia 6.72% 10/15/37 ...................      2,485,000      1,913,450
   #Southern Peru 144A 7.50% 7/27/35 .........      1,400,000      1,398,445
    Stone Container 9.75% 2/1/11 .............      1,510,000      1,532,650
    Tembec Industries 8.625% 6/30/09 .........      3,425,000      1,969,375
    Witco 6.875% 2/1/26 ......................        715,000        682,825
                                                                ------------
                                                                  30,481,482
                                                                ------------

                                                   PRINCIPAL       MARKET
                                                    AMOUNT         VALUE
                                                   (U.S. $)       (U.S. $)
                                                 ------------   ------------
    CORPORATE BONDS (CONTINUED)
    BROKERAGE-2.22%
    E Trade Financial 8.00% 6/15/11 ..........   $  2,265,000   $  2,366,925
   #E Trade Group 144A 8.00% 6/15/11 .........        230,000        240,350
    LaBranche & Company
     9.50% 5/15/09 ...........................        890,000        943,400
     11.00% 5/15/12 ..........................      1,445,000      1,611,175
                                                                ------------
                                                                   5,161,850
                                                                ------------
    CAPITAL GOODS-5.67%
    Armor Holdings 8.25% 8/15/13 .............      2,400,000      2,591,999
    Graham Packaging 9.875% 10/15/14 .........      1,800,000      1,764,000
    Interface 10.375% 2/1/10 .................      1,555,000      1,691,063
    Interline Brands 11.50% 5/15/11 ..........      1,942,000      2,175,040
    Intertape Polymer 8.50% 8/1/14 ...........      1,510,000      1,497,968
  **Mueller Holdings 14.75% 4/15/14 ..........      2,060,000      1,560,450
   #Panolam Industrial 144A
     10.75% 10/1/13 ..........................        745,000        720,788
    Trimas 9.875% 6/15/12 ....................      1,420,000      1,178,600
                                                                ------------
                                                                  13,179,908
                                                                ------------
    CONSUMER CYCLICAL-4.89%
    Accuride 8.50% 2/1/15 ....................      1,300,000      1,287,000
    General Motors Acceptance Corporation
     6.875% 9/15/11 ..........................        550,000        502,142
     8.00% 11/1/31 ...........................        910,000        873,981
    Landry's Restaurant 7.50% 12/15/14 .......        950,000        893,000
    Metaldyne 10.00% 11/1/13 .................      1,795,000      1,633,449
   #Neiman Marcus 144A 9.00% 10/15/15 ........      1,240,000      1,274,100
    O'Charleys 9.00% 11/1/13 .................      1,575,000      1,606,500
   #Uno Restaurant 144A 10.00% 2/15/11 .......      1,185,000      1,072,425
  ++Venture Holdings 12.00% 6/1/09 ...........        790,000            889
    Visteon
     7.00% 3/10/14 ...........................        300,000        233,250
     8.25% 8/1/10 ............................        840,000        718,200
    Warnaco 8.875% 6/15/13 ...................      1,175,000      1,271,938
                                                                ------------
                                                                  11,366,874
                                                                ------------
    CONSUMER NON-CYCLICAL-6.82%
    Biovail 7.875% 4/1/10 ....................      2,240,000      2,332,400
    Constellation Brands 8.125% 1/15/12 ......        555,000        579,975
    Cott Beverages 8.00% 12/15/11 ............      1,600,000      1,648,000
   #Doane Pet Care 144A 10.625% 11/15/15 .....        910,000        953,225
   #Le-Natures 144A 10.00% 6/15/13 ...........      1,645,000      1,735,475
    National Beef Packing 10.50% 8/1/11 ......      1,300,000      1,352,000
    Pilgrim's Pride 9.625% 9/15/11 ...........      1,665,000      1,781,550
    Playtex Products 9.375% 6/1/11 ...........      1,540,000      1,620,850
    True Temper Sports 8.375% 9/15/11 ........      1,290,000      1,167,450
   #Warner Chilcott 144A 8.75% 2/1/15 ........      2,895,000      2,677,875
                                                                ------------
                                                                  15,848,800
                                                                ------------
    ENERGY-3.83%
    Bluewater Finance 10.25% 2/15/12 .........        985,000      1,063,800
   #Compton Petroleum 144A
     7.625% 12/1/13 ..........................        605,000        621,638
    El Paso Natural Gas 7.625% 8/1/10 ........        515,000        544,138
    El Paso Production Holding
     7.75% 6/1/13 ............................      1,545,000      1,610,662

                                                                  High Yield - 4

DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                   PRINCIPAL       MARKET
                                                    AMOUNT         VALUE
                                                   (U.S. $)       (U.S. $)
                                                 ------------   ------------
    CORPORATE BONDS (CONTINUED)
    ENERGY (CONTINUED)
   #Hilcorp Energy 144A
     7.75% 11/1/15 ...........................   $    475,000   $    485,688
     10.50% 9/1/10 ...........................        569,000        633,013
    Inergy Finance 6.875% 12/15/14 ...........        810,000        741,150
   *Secunda International 12.15% 9/1/12 ......      1,075,000      1,134,124
    Tennessee Gas Pipeline
     8.375% 6/15/32 ..........................        600,000        683,762
   #Verasun Energy 144A
     9.875% 12/15/12 .........................        565,000        576,300
    Whiting Petroleum 7.25% 5/1/13 ...........        805,000        819,088
                                                                ------------
                                                                   8,913,363
                                                                ------------
    FINANCE & Investments-0.38%
    FINOVA Group 7.50% 11/15/09 ..............      2,495,859        886,030
                                                                ------------
                                                                     886,030
                                                                ------------
    MEDIA-10.47%
   #CCH I Notes 144A 11.00% 10/1/15 ..........      3,258,000      2,753,010
    Cenveo 9.625% 3/15/12 ....................        770,000        835,450
    Charter Communications Holdings
     11.125% 1/15/11 .........................      1,680,000        932,400
  ** 13.50% 1/15/11 ..........................      1,870,000      1,224,850
  *#Cleveland Unlimited 144A
     12.73% 12/15/10 .........................        600,000        606,000
    CSC Holdings 10.50% 5/15/16 ..............      2,400,000      2,556,000
    Dex Media East 12.125% 11/15/12 ..........        925,000      1,086,875
    Insight Midwest 10.50% 11/1/10 ...........      3,205,000      3,385,280
    Lodgenet Entertainment
     9.50% 6/15/13 ...........................      2,185,000      2,387,113
    Mediacom Capital 9.50% 1/15/13 ...........      2,705,000      2,654,281
    Sheridan Acquisition Group
     10.25% 8/15/11 ..........................        710,000        733,963
   #Sirius Satellite 144A 9.625% 8/1/13 ......      1,745,000      1,727,550
    Vertis 10.875% 6/15/09 ...................        785,000        777,150
    Warner Music 7.375% 4/15/14 ..............        985,000        982,538
    XM Satellite Radio 12.00% 6/15/10 ........      1,504,000      1,695,760
                                                                ------------
                                                                  24,338,220
                                                                ------------
    REAL ESTATE-2.19%
    American Real Estate Partners
     8.125% 6/1/12 ...........................      1,640,000      1,709,700
    BF Saul REIT 7.50% 3/1/14 ................      1,750,000      1,789,375
    Tanger Properties 9.125% 2/15/08 .........      1,490,000      1,594,300
                                                                ------------
                                                                   5,093,375
                                                                ------------
    SERVICES CYCLICAL-11.57%
    Adesa 7.625% 6/15/12 .....................      1,360,000      1,360,000
    Ameristar Casinos 10.75% 2/15/09 .........        225,000        239,625
   #CCM Merger 144A 8.00% 8/1/13 .............      1,065,000      1,027,725
    Corrections Corporation of America
     7.50% 5/1/11 ............................      1,195,000      1,242,800
    Foster Wheeler 10.359% 9/15/11 ...........        282,000        317,250
   #FTI Consulting 144A 7.625% 6/15/13 .......      1,355,000      1,402,425
   #Galaxy Entertainment 144A
     9.875% 12/15/12 .........................      1,175,000      1,198,500

DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                   PRINCIPAL       MARKET
                                                    AMOUNT         VALUE
                                                   (U.S. $)       (U.S. $)
                                                 ------------   ------------
    CORPORATE BONDS (CONTINUED)
    SERVICES CYCLICAL (CONTINUED)
    Gaylord Entertainment
     6.75% 11/15/14 ..........................   $    180,000   $    177,300
     8.00% 11/15/13 ..........................        685,000        720,963
  **H-LINES Finance Holdings
     11.00% 4/1/13 ...........................      2,143,000      1,784,048
   #Hertz 144A
     8.875% 1/1/14 ...........................        675,000        691,031
     10.50% 1/1/16 ...........................        300,000        310,500
    Horizon Lines 9.00% 11/1/12 ..............        500,000        528,750
    Kansas City Southern Railway
     9.50% 10/1/08 ...........................      1,450,000      1,576,875
   #Knowledge Learning 144A
     7.75% 2/1/15 ............................      1,065,000      1,017,075
   #Majestic Star 144A 9.75% 1/15/11 .........        790,000        799,875
    Mandalay Resort Group
     10.25% 8/1/07 ...........................        775,000        830,219
    MGM MIRAGE 9.75% 6/1/07 ..................         20,000         21,175
    OMI 7.625% 12/1/13 .......................      1,635,000      1,665,656
    Penn National Gaming
     8.875% 3/15/10 ..........................      3,205,000      3,381,274
    Royal Caribbean Cruises
     7.25% 3/15/18 ...........................        575,000        621,000
    Seabulk International 9.50% 8/15/13 ......        865,000        976,369
    Stena 9.625% 12/1/12 .....................      1,565,000      1,707,806
  **Town Sports International
     11.00% 2/1/14 ...........................      1,165,000        809,675
    United AirLines 7.73% 7/1/10 .............        399,694        397,795
    Wheeling Island Gaming
     10.125% 12/15/09 ........................      2,000,000      2,107,500
                                                                ------------
                                                                  26,913,211
                                                                ------------
    SERVICES NON-CYCLICAL-6.93%
   #Accellent 144A 10.50% 12/1/13 ............        795,000        818,850
    Aleris International 9.00% 11/15/14 ......      1,140,000      1,179,900
    Allied Waste North America
     9.25% 9/1/12 ............................      2,015,000      2,191,313
    Casella Waste Systems 9.75% 2/1/13 .......      2,125,000      2,247,188
    Geo Subordinate 11.00% 5/15/12 ...........      1,455,000      1,433,175
    Healthsouth 10.75% 10/1/08 ...............      2,405,000      2,417,024
    NDCHealth 10.50% 12/1/12 .................      1,665,000      1,910,588
    US Oncology 10.75% 8/15/14 ...............      1,955,000      2,179,825
  **Vanguard Health 11.25% 10/1/15 ...........      2,380,000      1,749,300
                                                                ------------
                                                                  16,127,163
                                                                ------------
    TECHNOLOGY & ELECTRONICS-2.56%
    Magnachip Semiconductor
     8.00% 12/15/14 ..........................      1,530,000      1,468,800
    Sanmina-SCI 10.375% 1/15/10 ..............      1,440,000      1,598,400
   #Sunguard Data Systems 144A
     9.125% 8/15/13 ..........................        325,000        338,000
     10.25% 8/15/15 ..........................      2,525,000      2,537,625
                                                                ------------
                                                                   5,942,825
                                                                ------------

                                                                  High Yield - 5

DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                   PRINCIPAL       MARKET
                                                    AMOUNT         VALUE
                                                   (U.S. $)       (U.S. $)
                                                 ------------   ------------
    CORPORATE BONDS (CONTINUED)
    TELECOMMUNICATIONS-10.34%
    Alaska Communications Systems
     9.875% 8/15/11 ..........................   $  1,223,000   $  1,336,128
  ++Allegiance Telecom 11.75% 2/15/08 ........        565,000        138,425
    American Cellular 10.00% 8/1/11 ..........        775,000        844,750
    American Tower 7.125% 10/15/12 ...........      1,145,000      1,185,075
   #Centennial Communications 144A
     10.00% 1/1/13 ...........................        795,000        806,925
    Cincinnati Bell 8.375% 1/15/14 ...........      1,545,000      1,527,619
   #Digicel Limited 144A 9.25% 9/1/12 ........      1,170,000      1,208,025
  **Inmarsat Finance 10.375% 11/15/12 ........      2,420,000      2,029,774
    iPCS 11.50% 5/1/12 .......................        885,000      1,019,963
    Iwo Escrow Company
   * 7.90% 1/15/12 ...........................        265,000        276,263
  ** 10.75% 1/15/15 ..........................        225,000        163,688
    MCI
    6.908% 5/1/07 ............................        690,000        696,900
    7.688% 5/1/09 ............................      1,460,000      1,511,100
    PanAmSat 9.00% 8/15/14 ...................        655,000        689,388
    Qwest 7.875% 9/1/11 ......................        575,000        622,438
  *#Qwest 144A 7.741% 6/15/13 ................      1,100,000      1,192,125
    Rural Cellular 9.875% 2/1/10 .............      1,085,000      1,150,100
  *#Rural Cellular 144A 10.041% 11/1/12 ......        760,000        769,500
   #Telcordia Technologies 144A 10.00%
     3/15/13 .................................      2,090,000      1,922,799
    Triton Communications
     9.375% 2/1/11 ...........................      1,300,000        955,500
   *US LEC 12.716% 10/1/09 ...................        675,000        729,000
    Valor Telecommunications Enterprises
     7.75% 2/15/15 ...........................      1,670,000      1,753,499
   #Wind Acquisition 144A
     10.75% 12/1/15 ..........................      1,450,000      1,504,375
                                                                ------------
                                                                  24,033,359
                                                                ------------
    UTILITIES-6.50%
    Avista 9.75% 6/1/08 ......................        740,000        811,416
  ++Calpine
     7.625% 4/15/06 ..........................        520,000        235,300
     10.50% 5/15/06 ..........................        800,000        352,000
 ++#Calpine 144A 9.90% 7/15/07 ...............      1,177,692        962,763
    CMS Energy 9.875% 10/15/07 ...............      1,165,000      1,252,375
   #Dynegy Holdings 144A
     10.125% 7/15/13 .........................      2,345,000      2,661,574
    Elwood Energy 8.159% 7/5/26 ..............        953,733      1,031,083
    Midwest Generation
     8.30% 7/2/09 ............................      1,350,000      1,407,374
     8.75% 5/1/34 ............................      1,010,000      1,117,313
    Mirant Americas Generation
     8.30% 5/1/11 ............................      1,085,000      1,377,950
   #Mirant North America 144A
     7.375% 12/31/13 .........................        945,000        960,356
    Orion Power Holdings 12.00% 5/1/10 .......      1,105,000      1,254,175
    PSEG Energy Holdings
     7.75% 4/16/07 ...........................        515,000        535,600

                                                   PRINCIPAL       MARKET
                                                    AMOUNT         VALUE
                                                   (U.S. $)       (U.S. $)
                                                 ------------   ------------
    CORPORATE BONDS (CONTINUED)
    UTILITIES (CONTINUED)
    Reliant Energy 9.50% 7/15/13 .............   $    525,000   $    528,938
   #Tenaska Alabama Partners 144A
     7.00% 6/30/21 ...........................        498,321        503,820
   #Texas Genco 144A 6.875% 12/15/14 .........        110,000        119,625
++=#USGen New England 144A
     7.459% 1/2/15 ...........................        475,000          1,188
                                                                ------------
                                                                  15,112,850
                                                                ------------
    TOTAL CORPORATE BONDS
     (COST $207,413,659) .....................                   203,944,935
                                                                ------------
    CONVERTIBLE BONDS-0.58%
   #Charter Communications 144A
     5.875% 11/16/09, exercise price
     $2.42, expiration date 11/16/09 .........        655,000        490,431
  ++Mirant 2.50% 6/15/21, exercise price
     $67.95, expiration date 6/15/21 .........        785,000        843,875
                                                                ------------
    TOTAL CONVERTIBLE BONDS
     (COST $1,261,573) .......................                     1,334,306
                                                                ------------
    EMERGING MARKETS BONDS-2.26%
   #Adaro Finance 144A 8.50% 12/8/10 .........        740,000        749,250
    Naftogaz Ukrainy 8.125% 9/30/09 ..........      1,500,000      1,560,750
    Republic of El Salvador
     7.65% 6/15/35 ...........................      1,700,000      1,755,250
    Venezuela Government
     9.375% 1/13/34 ..........................      1,000,000      1,187,500
                                                                ------------
    TOTAL EMERGING MARKETS BONDS
     (COST $4,961,955) .......................                     5,252,750
                                                                ------------

                                                  NUMBER OF
                                                    SHARES
                                                 ------------
    COMMON STOCK-0.68%
 @+=Avado Brands144A .........................          1,812         25,422
    B&G Foods ................................         20,500        297,660
   +Foster Wheeler ...........................         27,215      1,000,964
   +Petroleum Geo-Services ADR ...............          2,484         76,979
   +XM Satellite Radio Holdings Class A ......          6,750        184,140
                                                                ------------
    TOTAL COMMON STOCK
     (COST $874,130) .........................                     1,585,165
                                                                ------------
    PREFERRED STOCK-0.25%
    Alamosa Delaware 7.50% ...................            425        582,834
                                                                ------------
    TOTAL PREFERRED STOCKS
     (COST $244,380) ..........................                      582,834
                                                                ------------
    WARRANTS-0.00%
  +#Solutia 144A, exercise price $7.59,
     expiration date 7/15/09 .................            850              0
                                                                ------------
    TOTAL WARRANTS
     (COST $72,431) ..........................                             0
                                                                ------------

                                                                  High Yield - 6

DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL       MARKET
                                                AMOUNT         VALUE
                                               (U.S. $)       (U.S. $)
                                             ------------   ------------
REPURCHASE AGREEMENTS-6.28%
With BNP Paribas 3.30% 1/03/06
 (dated 12/30/05, to be repurchased
 at $9,223,381, collateralized by
 $189,000 U.S. Treasury Bills
 due 1/26/06, market value $188,830,
 $130,000 U.S. Treasury Bills
 due 2/23/06, market value $129,080,
 $256,000 U.S. Treasury Bills
 due 5/4/06, market value $252,597,
 $1,706,000 U.S. Treasury Bills
 due 6/1/06, market value $1,676,729,
 $4,783,000 U.S. Treasury Bills
 due 6/29/06, market value $4,683,302,
 $1,697,000 U.S. Treasury Notes 2.625%
 due 5/15/08, market value $1,637,216 and
 $851,000 U.S. Treasury Notes 3.125%
 due 5/15/07, market value $840,578) .....   $  9,220,000   $  9,220,000

REPURCHASE AGREEMENTS (CONTINUED)
With UBS Warburg 3.40% 1/03/06
 (dated 12/30/05, to be repurchased
 at $5,384,033, collateralized by
 $625,000 U.S. Treasury Notes
 2.00% due 5/15/06, market value
 $621,701 and $4,709,000
 U.S. Treasury Notes 5.625%
 due 5/15/08, market value $4,873,090) ...   $  5,382,000   $  5,382,000
                                                            ------------
TOTAL REPURCHASE AGREEMENTS
 (COST $14,602,000) ......................                    14,602,000
                                                            ------------

TOTAL MARKET VALUE OF SECURITIES-98.49%
 (COST $231,249,021) ....................................    229,001,371
RECEIVABLES AND OTHER ASSETS NET OF
 LIABILITIES-1.51% ......................................      3,522,073
                                                            ------------
NET ASSETS APPLICABLE TO 39,376,630 SHARES
 OUTSTANDING-100.00% ....................................   $232,523,444
                                                            ============
NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES
 STANDARD CLASS ($70,139,507 / 11,859,553 SHARES) .......   $       5.91
                                                            ============
NET ASSET VALUE-DELAWARE VIP HIGH YIELD SERIES
 SERVICE CLASS ($162,383,937 / 27,517,077 SHARES) .......   $       5.90
                                                            ============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited
authorization-no par) ...................................   $263,073,211
Undistributed net investment income .....................     16,105,414
Accumulated net realized loss on investments ............    (44,407,531)
Net unrealized depreciation of investments ..............     (2,247,650)
                                                            ------------
Total net assets ........................................   $232,523,444
                                                            ============

----------
+    Non-income producing security for the year ended December 31, 2005.
** Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
* Variable rate securities. The interest rate shown is the rate as of December 31, 2005.
# Security exempt from registration under Rule 144A of the Securities Act of 1933. At December 31, 2005, the aggregate amount of Rule 144A securities equals $46,697,603, which represented 20.08% of the Series' net assets. See
     Note 7 in "Notes to Financial Statements."
@ Illiquid security. At December 31, 2005, the aggregate amount of illiquid securities equals $356,455, which represented 0.15% of the Series' net assets. See Note 7 in "Notes to Financial Statements."
= Security is being fair valued in accordance with the Series' fair valuation policy. At December 31, 2005, the aggregate amount of fair valued securities equals $357,643, which represented 0.15% of the Series' net assets. See Note 1 in "Notes to Financial Statements."
++   Non-income producing security. Security is currently in default.

     SUMMARY OF ABBREVIATIONS:
     ADR - American Depositary Receipt
     CBO - Collateralized Bond Obligation
     REIT - Real Estate Investment Trust

                             See accompanying notes

                                                                  High Yield - 7

DELAWARE VIP TRUST-
DELAWARE VIP HIGH YIELD SERIES
STATEMENT OF OPERATIONS
December 31, 2005

INVESTMENT INCOME:
Interest ..............................................   $ 17,169,061
Dividends .............................................         24,063
                                                          ------------
                                                            17,193,124
                                                          ------------
EXPENSES:
Management fees .......................................      1,368,682
Distribution expenses - Service Class .................        438,200
Accounting and administration expenses ................         77,868
Reports and statements to shareholders ................         66,520
Legal and professional fees ...........................         37,840
Dividend disbursing and transfer agent fees
   and expenses .......................................         21,093
Insurance fees ........................................         14,683
Custodian fees ........................................         13,044
Trustees' fees ........................................         11,070
Registration fees .....................................          7,266
Pricing fees ..........................................          5,751
Taxes (other than taxes on income) ....................          1,643
Other .................................................          9,056
                                                          ------------
                                                             2,072,716
Less waiver of distribution expenses - Service Class ..        (73,033)
                                                          ------------
Total expenses ........................................      1,999,683
                                                          ------------
NET INVESTMENT INCOME .................................     15,193,441
                                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
Net realized gain on investments ......................      1,807,494
Net change in unrealized appreciation/depreciation
 of investments .......................................     (9,505,870)
                                                          ------------
NET REALIZED AND UNREALIZED LOSS
 ON INVESTMENTS .......................................     (7,698,376)
                                                          ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ......................................   $  7,495,065
                                                          ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP HIGH YIELD SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                          YEAR ENDED
                                               --------------------------------
                                                  12/31/05          12/31/04
                                               --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment income ......................   $   15,193,441    $   12,130,678
Net realized gain on investments and
 foreign currencies ........................        1,807,494         7,797,749
Net change in unrealized
 appreciation/depreciation of
 investments and foreign currencies ........       (9,505,870)        2,193,094
                                               --------------    --------------
Net increase in net assets resulting
 from operations ...........................        7,495,065        22,121,521
                                               --------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:
Net investment income:
  Standard Class ...........................       (4,250,072)       (4,179,178)
  Service Class ............................       (8,789,319)       (4,714,327)
                                               --------------    --------------
                                                  (13,039,391)       (8,893,505)
                                               --------------    --------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class ...........................       33,815,940        17,668,533
  Service Class ............................       60,267,388        87,285,340
Net asset value of shares issued upon
 reinvestment of dividends and
 distributions:
  Standard Class ...........................        4,250,072         4,179,178
  Service Class ............................        8,789,319         4,714,327
                                               --------------    --------------
                                                  107,122,719       113,847,378
                                               --------------    --------------
Cost of shares repurchased:
  Standard Class ...........................      (31,558,451)      (31,912,493)
  Service Class ............................      (33,897,320)      (38,118,308)
                                               --------------    --------------
                                                  (65,455,771)      (70,030,801)
                                               --------------    --------------
Increase in net assets derived
 from capital share transactions ...........       41,666,948        43,816,577
                                               --------------    --------------
NET INCREASE IN NET ASSETS .................       36,122,622        57,044,593

NET ASSETS:
Beginning of year ..........................      196,400,822       139,356,229
                                               --------------    --------------
End of year (including undistributed
 net investment income of $16,105,414
 and $13,016,988, respectively) ............   $  232,523,444    $  196,400,822
                                               ==============    ==============

                             See accompanying notes

                                                                  High Yield - 8

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      DELAWARE VIP HIGH YIELD SERIES STANDARD CLASS
                                                                                       YEAR ENDED
                                                      ----------------------------------------------------------------------------
                                                        12/31/05        12/31/04        12/31/03        12/31/02        12/31/01
                                                      ------------    ------------    ------------    ------------    ------------
Net asset value, beginning of period ...............  $      6.110    $      5.690    $      4.790    $      5.220    $      6.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ...........................         0.434           0.437           0.489           0.517           0.586
Net realized and unrealized gain (loss) on
 investments and foreign currencies ................        (0.227)          0.332           0.804          (0.413)         (0.821)
                                                      ------------    ------------    ------------    ------------    ------------
Total from investment operations ...................         0.207           0.769           1.293           0.104          (0.235)
                                                      ------------    ------------    ------------    ------------    ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..............................        (0.407)         (0.349)         (0.393)         (0.534)         (0.545)
                                                      ------------    ------------    ------------    ------------    ------------
Total dividends and distributions ..................        (0.407)         (0.349)         (0.393)         (0.534)         (0.545)
                                                      ------------    ------------    ------------    ------------    ------------
Net asset value, end of period .....................  $      5.910    $      6.110    $      5.690    $      4.790    $      5.220
                                                      ============    ============    ============    ============    ============
Total return(2) ....................................          3.59%          14.25%          28.74%           1.84%          (4.10)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ............  $     70,139    $     65,418    $     71,061    $     48,089    $     51,459
Ratio of expenses to average net assets ............          0.78%           0.75%           0.77%           0.78%           0.79%
Ratio of net investment income to average net assets          7.39%           7.66%           9.33%          10.96%          10.82%
Portfolio turnover .................................           162%            429%            716%            587%            557%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

                             See accompanying notes

                                                                  High Yield - 9

DELAWARE VIP HIGH YIELD SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      DELAWARE VIP HIGH YIELD SERIES SERVICE CLASS
                                                                                       YEAR ENDED
                                                      ---------------------------------------------------------------------------
                                                        12/31/05        12/31/04        12/31/03        12/31/02       12/31/01
                                                      ------------    ------------    ------------    ------------   ------------
Net asset value, beginning of period ...............  $      6.100    $      5.680    $      4.780    $      5.220   $      6.000

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ...........................         0.419           0.423           0.477           0.510          0.578
Net realized and unrealized gain (loss) on
 investments and foreign currencies ................        (0.226)          0.334           0.809          (0.424)        (0.818)
                                                      ------------    ------------    ------------    ------------   ------------
Total from investment operations ...................         0.193           0.757           1.286           0.086         (0.240)
                                                      ------------    ------------    ------------    ------------   ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ..............................        (0.393)         (0.337)         (0.386)         (0.526)        (0.540)
                                                      ------------    ------------    ------------    ------------   ------------
Total dividends and distributions ..................        (0.393)         (0.337)         (0.386)         (0.526)        (0.540)
                                                      ------------    ------------    ------------    ------------   ------------
Net asset value, end of period .....................  $      5.900    $      6.100    $      5.680    $      4.780   $      5.220
                                                      ============    ============    ============    ============   ============
Total return(2) ....................................          3.34%          14.02%          28.61%           1.65%         (4.38)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ............  $    162,384    $    130,983    $     68,295    $     13,529   $      5,715
Ratio of expenses to average net assets ............          1.03%           1.00%           0.99%           0.93%          0.94%
Ratio of expenses to average net assets prior to
 expense limitation and expenses paid indirectly ...          1.08%           1.05%           1.02%           0.93%          0.94%
Ratio of net investment income to average net assets          7.14%           7.41%           9.11%          10.81%         10.67%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses
 paid indirectly ...................................          7.09%           7.36%           9.08%          10.81%         10.67%
Portfolio turnover .................................           162%            429%            716%            587%           557%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                 High Yield - 10

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP High Yield Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek total return and, as a secondary objective, high current income.

1.   SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the year ended December 31, 2005.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through June 30, 2006. No reimbursement was due for the year ended December 31, 2005.

                                                                 High Yield - 11

DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

     DIVIDEND DISBURSING,
          INVESTMENT              TRANSFER AGENT,
          MANAGEMENT       ACCOUNTING AND ADMINISTRATION  DISTRIBUTION  OTHER EXPENSES
        FEE PAYABLE TO        FEES AND OTHER EXPENSES     FEES PAYABLE  PAYABLE TO DMC
             DMC                  PAYABLE TO DSC            TO DDLP     AND AFFILIATES*
     --------------------  -----------------------------  ------------  ---------------
          $  126,429                $    11,755           $     65,835    $    31,776

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $13,346 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3.   INVESTMENTS

For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases.................................  $  361,822,962
Sales.....................................     321,297,637

At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                        AGGREGATE        AGGREGATE
         COST OF        UNREALIZED       UNREALIZED      NET UNREALIZED
       INVESTMENTS     APPRECIATION     DEPRECIATION      DEPRECIATION
     --------------   --------------   --------------    --------------
     $  232,208,432   $    4,545,366   $   (7,752,427)   $   (3,207,061)

4.   DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                    YEAR            YEAR
                                                   ENDED           ENDED
                                                  12/31/05        12/31/04
                                                ------------    ------------
Ordinary income .............................   $ 13,039,391    $  8,893,505

                                                                 High Yield - 12

DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ............   $  263,073,211
Undistributed ordinary income ............       16,105,414
Capital loss carryforwards ...............      (43,448,120)
Unrealized depreciation of investments ...       (3,207,061)
                                             --------------
Net assets ...............................   $  232,523,444
                                             ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of paydown gain (loss) on mortgage- and asset-backed securities, and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Series recorded the following reclassifications.

                   UNDISTRIBUTED     ACCUMULATED
                       NET           NET REALIZED
                 INVESTMENT INCOME    GAIN (LOSS)
                 -----------------   ------------
                   $  934,376        $  (934,376)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $1,407,468 was utilized in 2005. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $20,796,195 expires in 2008, $18,082,790 expires in 2009 and $4,569,135 expires in 2010.

5.   CAPITAL SHARES

Transactions in capital shares were as follows:

                                               YEAR            YEAR
                                              ENDED           ENDED
                                             12/31/05        12/31/04
                                           ------------    ------------
Shares sold:
Standard Class .........................      5,762,942       3,097,708
Service Class ..........................     10,268,782      15,311,037
Shares issued upon reinvestment
 of dividends and distributions:
  Standard Class .......................        740,431         765,417
  Service Class ........................      1,531,240         863,430
                                           ------------    ------------
                                             18,303,395      20,037,592
                                           ------------    ------------
Shares repurchased:
 Standard Class ........................     (5,350,215)     (5,642,248)
 Service Class .........................     (5,761,025)     (6,714,717)
                                           ------------    ------------
                                            (11,111,240)    (12,356,965)
                                           ------------    ------------
Net increase ...........................      7,192,155       7,680,627
                                           ============    ============

6.   LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005, or at any time during the year.

7.   CREDIT AND MARKET RISK

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

                                                                 High Yield - 13

DELAWARE VIP HIGH YIELD SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7.   CREDIT AND MARKET RISK (CONTINUED)

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Illiquid securities have been denoted on the Statement of Net Assets.

8.   CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

9.   TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2005, the Series designates distributions paid during the year as follows:

                         (A)             (B)
                      LONG-TERM       ORDINARY
                    CAPITAL GAINS      INCOME           TOTAL
                    DISTRIBUTIONS   DISTRIBUTIONS   DISTRIBUTION
                     (TAX BASIS)     (TAX BASIS)     (TAX BASIS)
                    -------------   -------------   ------------
                          -             100%            100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                                 High Yield - 14

DELAWARE VIP TRUST-DELAWARE VIP HIGH YIELD SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP High Yield Series

We have audited the accompanying statement of net assets of the Delaware VIP High Yield Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP High Yield Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                          /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 10, 2006

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                 High Yield - 15

DELAWARE INVESTMENTS(R)FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)                             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH        LENGTH OF TIME            DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)          Chairman,         5 Years -          Since August 2000,               87                 None
  2005 Market Street           President,        Executive      Mr. Driscoll has served in
   Philadelphia, PA         Chief Executive       Officer      various executive capacities
         19103                Officer and                         at different times at
                                Trustee          2 Years -        Delaware Investments(1)
     March 10, 1963                               Trustee

INDEPENDENT TRUSTEES

   THOMAS L. BENNETT            Trustee             Since           Private Investor -               87                 None
  2005 Market Street                           March 23, 2005     (March 2004 - Present)
   Philadelphia, PA
         19103                                                     Investment Manager -
                                                                   Morgan Stanley & Co.
    October 4, 1947                                             (January 1984 - March 2004)

       JOHN A. FRY              Trustee            4 Years              President -                  87              Director -
   2005 Market Street                                          Franklin & Marshall College                        Community Health
    Philadelphia, PA                                               (June 2002 - Present)                               Systems
         19103
                                                                Executive Vice President -
      May 28, 1960                                              University of Pennsylvania
                                                                 (April 1995 - June 2002)

    ANTHONY D. KNERR            Trustee           12 Years      Founder/Managing Director -          87                 None
   2005 Market Street                                           Anthony Knerr & Associates
    Philadelphia, PA                                              (Strategic Consulting)
         19103                                                       (1990 - Present)

    December 7, 1938

  LUCINDA S. LANDRETH           Trustee             Since       Chief Investment Officer -           87                 None
  2005 Market Street                           March 23, 2005         Assurant, Inc.
   Philadelphia, PA                                                    (Insurance)
         19103                                                        (2002 - 2004)

     June 24, 1947

      ANN R. LEVEN              Trustee           16 Years        Treasurer/Chief Fiscal             87             Director and
   2005 Market Street                                           Officer - National Gallery                        Audit Committee
    Philadelphia, PA                                               of Art (1994 - 1999)                          Chairperson - Andy
         19103                                                                                                   Warhol Foundation

    November 1, 1940                                                                                             Director and Audit
                                                                                                                 Committee Member -
                                                                                                                    Systemax Inc.

                                                                 High Yield - 16

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)                             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH        LENGTH OF TIME            DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INDEPENDENT TRUSTEES

   THOMAS F. MADISON            Trustee           11 Years            President/Chief                87              Director -
   2005 Market Street                                               Executive Officer -                            Banner Health
    Philadelphia, PA                                                MLM Partners, Inc.
         19103                                                  (Small Business Investing                            Director -
                                                                      and Consulting)                            CenterPoint Energy
   February 25, 1936                                             (January 1993 - Present)

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.

    JANET L. YEOMANS            Trustee            6 Years            Vice President                 87                 None
   2005 Market Street                                            (January 2003 - Present)
    Philadelphia, PA                                                  and Treasurer
         19103                                                   (January 2006 - Present)
                                                                      3M Corporation

     July 31, 1948                                                 Ms. Yeomans has held
                                                               various management positions
                                                                     at 3M Corporation
                                                                        since 1983.

   J. RICHARD ZECHER            Trustee            Since                Founder -                    87          Director and Audit
   2005 Market Street                          March 23, 2005       Investor Analytics                           Committee Member -
    Philadelphia, PA                                                (Risk Management)                            Investor Analytics
         19103                                                     (May 1999 - Present)

                                                                                                                 Director and Audit
     July 3, 1940                                                                                                Committee Member -
                                                                                                                    Oxigene, Inc.

OFFICERS

   MICHAEL P. BISHOF            Senior              Chief        Mr. Bishof has served in            87                 None(3)
   2005 Market Street     Vice President and      Financial    various executive capacities
    Philadelphia, PA        Chief Financial     since Officer      at different times at
         19103                  Officer         February 17,       Delaware Investments.
                                                    2005

     August 18, 1962

    DAVID F. CONNOR         Vice President,    Vice President    Mr. Connor has served as            87                 None(3)
   2005 Market Street       Deputy General         since        Vice President and Deputy
    Philadelphia, PA         Counsel and        September 21,   General Counsel of Delaware
         19103                Secretary           2000 and        Investments since 2000.
                                                 Secretary
                                                   since
                                                 October 25,
                                                   2005

     December 2, 1963

   DAVID P. O'CONNOR          Senior Vice       Senior Vice     Mr. O'Connor has served in           87                 None(3)
   2005 Market Street         President,        President,     various executive and legal
    Philadelphia, PA        General Counsel       General        capacities at different
         19103                 and Chief        Counsel and         times at Delaware
                             Legal Officer      Chief Legal            Investments.
                                               Officer since
                                               October 25,
                                                   2005
   February 21, 1966

    JOHN J. O'CONNOR          Senior Vice        Treasurer      Mr. O'Connor has served in           87                 None(3)
   2005 Market Street        President and         since       various executive capacities
    Philadelphia, PA          Treasurer         February 17,      at different times at
         19103                                     2005           Delaware Investments.

     June 16, 1957


----------
(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                 High Yield - 17

DELAWARE VIP TRUST - DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES

     Delaware VIP International Value Equity Series Standard Class shares returned +12.87%, and its Service Class shares returned +12.65% (both figures reflect all distributions reinvested) for the fiscal year ended December 31, 2005. The Series benchmark, the MSCI EAFE Index, also rose sharply, gaining +14.02% for the same period. Across the globe, increased demand and rising prices of energy and other commodities, rising interest rates, and election surprises were dominant themes for investors in the international equities markets over the last year.

     Stock selection and currency effect were both positive but market selection was not helpful. Stock selection was positive in Europe, especially in the UK and Italy. Currency effect was positive, helped by the Series' defensive hedge against the overvalued sterling, which fell 10.6% against the dollar in 2005. Also helpful was the underweight position in the yen, which fell by 13.2%. Regarding geographical allocation, the underweight position in the outperforming markets of Japan and Switzerland were not beneficial. Japan has benefited from the strength of the global economy, especially activity levels in the U.S. and China, which is supporting demand for Japanese products.

     Increasingly, there are strong signs of a more stable growth pattern developing in the domestic economy. Mondrian Investment Partners Limited (Mondrian) the Series' subadvisor, interviews management teams to support statistical indicators that show companies finally beginning to undertake increased capital investment after 15 years of focus on asset reduction.

     Over the past 15 years, Mondrian has monitored two key indicators: credit growth and inflation. These indicators need to show stability before Mondrian would be confident that the economy has normalized. With companies now actively considering investment and expansion of assets, credit growth has recently turned positive. Inflation has not yet turned positive, but the subadvisor models and most economic commentators expect that deflation will end sometime next year.

     Even taking into account all these positive and encouraging signs, the Japanese market is more expensive than most other major world markets. With companies increasing focus on capital investment and growth, investors must be wary of being second class stakeholders. The risk that all cash generated by operations could be re-invested at uncertain rates of return is significant, and this would potentially leave little cash left to return to shareholders. Fortunately, Mondrian also believes that overall the Japanese stock market is inefficient, and that opportunities exist for stock-pickers with a disciplined long-term investment horizon. It is the subadvisor's strategy to focus on companies with strong cash positions, positive cash generation even after re-investment, and a willingness to compensate shareholders through dividends and share buybacks.

                                 Delaware VIP
                          International Value Equity
                               Series - (Standard         MSCI EAFE
                                  Class Shares)             Index
                          --------------------------      ---------
Dec. 31, '95                        $ 10,000               $ 10,000
Dec. 31, '96                        $ 10,636               $ 12,003
Dec. 31, '97                        $ 10,855               $ 12,795
Dec. 31, '98                        $ 13,062               $ 14,116
Dec. 31, '99                        $ 16,628               $ 16,341
Dec. 31, '00                        $ 14,307               $ 16,428
Dec. 31, '01                        $ 11,272               $ 14,320
Dec. 31, '02                        $  9,507               $ 12,830
Dec. 31, '03                        $ 13,231               $ 18,403
Dec. 31, '04                        $ 15,970               $ 22,412
Dec. 31, '05                        $ 18,209               $ 25,298

                           DELAWARE VIP INTERNATIONAL
                               VALUE EQUITY SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                                 STANDARD CLASS    SERVICE CLASS
                                     SHARES*          SHARES**
                                 --------------    -------------
LIFETIME                             +9.83%            +9.01%
10 YEAR                              +9.73%               --
FIVE YEAR                            +9.02%            +8.82%
ONE YEAR                            +12.87%           +12.65%

                     FOR THE PERIODS ENDED DECEMBER 31, 2005

 * Commenced operations on October 29, 1992.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP International Value Equity Series Standard Class shares for the 10-year period from December 31, 1995 through December 31, 2005. All distributions were reinvested. The MSCI EAFE Index tracks the performance of stocks in Europe, Australasia, and Far East markets. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP International Value Equity Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus. Foreign investments are subject to risks not ordinarily associated with domestic investments, such as currency, economic and political risks, and different accounting standards.

                                                    International Value Equity-1

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                             EXPENSES
                                      BEGINNING     ENDING                  PAID DURING
                                       ACCOUNT      ACCOUNT    ANNUALIZED     PERIOD
                                        VALUE        VALUE      EXPENSE      7/1/05 TO
                                       7/1/05      12/31/05      RATIOS      12/31/05*
                                     ----------   ----------   ----------   -----------
ACTUAL SERIES RETURN
Standard Class                       $ 1,000.00   $ 1,119.20         1.00%   $     5.34
Service Class                          1,000.00     1,117.50         1.25%         6.67
                                     ----------   ----------   ----------   -----------
HYPOTHETICAL 5% RETURN
(5% RETURN BEFORE EXPENSES)
Standard Class                       $ 1,000.00   $ 1,020.16         1.00%   $     5.09
Service Class                          1,000.00     1,018.90         1.25%         6.36
                                     ----------   ----------   ----------   -----------

*" Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                    International Value Equity-2

DELAWARE VIP TRUST-DELAWARE INTERNATIONAL VALUE EQUITY SERIES
COUNTRY ALLOCATION
As of December 31, 2005

                                                          PERCENTAGE
COUNTRY                                                  OF NET ASSETS
--------------------------------------------------      ---------------
COMMON STOCK                                                 98.95%
                                                        ---------------
Australia                                                    10.63%
Belgium                                                       2.05%
Finland                                                       1.60%
France                                                        7.67%
Germany                                                       5.87%
Hong Kong                                                     2.82%
Italy                                                         5.66%
Japan                                                        15.75%
Netherlands                                                   5.07%
New Zealand                                                   1.68%
Republic of Korea                                             0.98%
Singapore                                                     2.15%
South Africa                                                  1.03%
Spain                                                         7.98%
Taiwan                                                        0.53%
United Kingdom                                               27.48%
                                                        ---------------
REPURCHASE AGREEMENTS                                         0.09%
                                                        ---------------
SECURITIES LENDING COLLATERAL                                 6.84%
                                                        ---------------
TOTAL MARKET VALUE OF SECURITIES                            105.88%
                                                        ---------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL           (6.84)%
                                                        ---------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES               0.96%
                                                        ---------------
TOTAL NET ASSETS                                            100.00%

                                                    International Value Equity-3

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF NET ASSETS
December 31, 2005

                                               NUMBER OF        MARKET
                                                 SHARES          VALUE
                                              ------------   ------------
                                                               (U.S. $)
    COMMON STOCK-98.95%~
    AUSTRALIA-10.63%
   *Amcor .................................        360,501   $  1,975,408
   *Coles Myer ............................        319,703      2,394,430
    Foster's Group ........................        985,378      4,033,358
    National Australia Bank ...............        189,587      4,505,918
    Telstra ...............................      1,047,298      3,019,205
    Wesfarmers ............................         45,199      1,225,767
                                                             ------------
                                                               17,154,086
                                                             ------------
    BELGIUM-2.05%
    Fortis ................................        103,906      3,307,715
                                                             ------------
                                                                3,307,715
                                                             ------------
    FINLAND-1.60%
    UPM-Kymmene ...........................        131,876      2,585,370
                                                             ------------
                                                                2,585,370
                                                             ------------
    FRANCE-7.67%
    Compagnie de Saint-Gobain .............         49,821      2,963,775
    Societe Generale ......................         30,981      3,810,725
    Suez ..................................         17,112        532,381
   +Suez Strip ............................         17,112            203
    Total .................................         20,201      5,074,753
                                                             ------------
                                                               12,381,837
                                                             ------------
    GERMANY-5.87%
    Bayer .................................         90,492      3,774,153
    RWE ...................................         77,085      5,692,617
                                                             ------------
                                                                9,466,770
                                                             ------------
    HONG KONG-2.82%
    Hong Kong Electric Holdings ...........        503,500      2,493,651
    Wharf Holdings ........................        583,285      2,061,277
                                                             ------------
                                                                4,554,928
                                                             ------------
    ITALY-5.66%
    Banca Intesa ..........................      1,046,841      5,545,879
    UniCredito Italiano ...................        522,610      3,588,413
                                                             ------------
                                                                9,134,292
                                                             ------------
    JAPAN-15.75%
   *Canon .................................         74,700      4,371,754
    Hitachi ...............................        283,000      1,908,269
    Kao ...................................          3,000         80,407
    KDDI ..................................            590      3,402,882
    Matsushita Electric Industrial ........         59,000      1,138,464
    Millea Holdings .......................            113      1,945,631
    Nintendo ..............................          5,100        616,412
    Takeda Pharmaceutical .................         88,300      4,778,233
    Toyota Motor ..........................        110,700      5,746,257
    West Japan Railway ....................            341      1,423,002
                                                             ------------
                                                               25,411,311
                                                             ------------
    NETHERLANDS-5.07%
    ING Groep .............................        139,364      4,834,092
    Reed Elsevier .........................        239,442      3,344,868
                                                             ------------
                                                                8,178,960
                                                             ------------
    NEW ZEALAND-1.68%
   *Telecom Corporation of New Zealand ....        660,025      2,708,894
                                                             ------------
                                                                2,708,894
                                                             ------------
    REPUBLIC OF KOREA-0.98%
    POSCO ADR .............................         31,871      1,577,933
                                                             ------------
                                                                1,577,933
                                                             ------------

                                               NUMBER OF        MARKET
                                                 SHARES          VALUE
                                              ------------   ------------
                                                               (U.S. $)
    COMMON STOCK (CONTINUED)
    SINGAPORE-2.15%
    Jardine Matheson Holdings .............         81,022   $  1,393,578
    Oversea-Chinese Banking ...............        516,000      2,079,832
                                                             ------------
                                                                3,473,410
                                                             ------------
    SOUTH AFRICA-1.03%
    Sasol .................................         46,109      1,660,607
                                                             ------------
                                                                1,660,607
                                                             ------------
    SPAIN-7.98%
    Banco Santander Central
     Hispanoamericano .....................        226,387      2,988,292
   *Iberdrola .............................        151,248      4,134,379
    Telefonica ............................        381,795      5,744,767
                                                             ------------
                                                               12,867,438
                                                             ------------
    TAIWAN-0.53%
    Chunghwa Telecom ADR ..................         46,400        851,440
                                                             ------------
                                                                  851,440
                                                             ------------
    UNITED KINGDOM-27.48%
    Aviva .................................        154,302      1,871,936
    BG Group ..............................        464,132      4,588,407
    BOC Group .............................        101,001      2,080,416
    Boots Group ...........................        249,402      2,598,630
    BP ....................................        320,792      3,419,757
    Brambles Industries ...................        302,904      2,177,468
    Compass Group .........................        109,390        415,536
    GKN ...................................        353,599      1,752,403
    GlaxoSmithKline .......................        208,964      5,282,308
    HBOS ..................................        304,846      5,206,447
    Lloyds TSB Group ......................        428,662      3,601,535
    Rio Tinto .............................         77,025      3,516,409
    Royal Dutch Shell Class A .............        137,449      4,194,896
    Unilever ..............................        365,997      3,630,841
                                                             ------------
                                                               44,336,989
                                                             ------------
    TOTAL COMMON STOCK
     (COST $106,239,703) ..................                   159,651,980
                                                             ------------

                                               PRINCIPAL
                                                 AMOUNT
                                              ------------
   REPURCHASE AGREEMENTS-0.09%
   With BNP Paribas 3.30% 1/3/06 (dated
    12/30/05, to be repurchased at
    $93,484, collateralized by $1,920
    U.S. Treasury Bills due 1/26/06,
    market value $1,914, $1,320 U.S.
    Treasury Bills due 2/23/06, market
    value $1,308, $2,600 U.S. Treasury
    Bills due 5/4/06, market value
    $2,560, $17,290 U.S. Treasury Bills
    due 6/1/06, market value $16,995,
    $48,470 U.S. Treasury Bills due
    6/29/06, market value $47,468,
    $17,210 U.S. Treasury Notes 2.625%
    due 5/15/08, market value $16,594
    and $8,630 U.S. Treasury Notes
    3.125% due 5/15/07, market value
    $8,520) ...............................   $     93,450         93,450

                                                    International Value Equity-4

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                              ------------   ------------
                                                               (U.S. $)
    REPURCHASE AGREEMENTS (CONTINUED)
    With UBS Warburg 3.40% 1/3/06 (dated
     12/30/05, to be repurchased at
     $54,571, collateralized by $6,340
     U.S. Treasury Notes 2.00% due
     5/15/06, market value $6,301 and
     $47,730 U.S. Treasury Notes 5.625%
     due 5/15/08, market value $49,392) ...   $     54,550   $     54,550
                                                             ------------
     TOTAL REPURCHASE AGREEMENTS
      (COST $148,000) .....................                       148,000
                                                             ------------
    TOTAL MARKET VALUE OF SECURITIES BEFORE
    SECURITIES LENDING COLLATERAL-99.04%
     (COST $106,387,703) ..................                   159,799,980
                                                             ------------
    SECURITIES LENDING COLLATERAL**-6.84%
    SHORT-TERM INVESTMENTS
    FIXED RATE NOTES-1.62%
    Citigroup Global Markets
     4.29% 1/3/06 .........................      2,279,521      2,279,521
    Wilmington Trust Company
     4.05% 1/5/06 .........................        334,127        334,127
                                                             ------------
                                                                2,613,648
                                                             ------------
   @VARIABLE RATE NOTES-5.22%
    Abbey National 4.14% 1/13/06 ..........        247,254        247,287
    ANZ National 4.31% 1/30/07 ............         66,825         66,825
    Australia New Zealand 4.35% 1/30/07 ...        334,127        334,127
    Bank of New York 4.33% 4/4/06 .........        267,301        267,301
    Bank of the West
     4.27% 3/2/06 .........................        334,127        334,127
    Bayerische Landesbank
     4.40% 8/25/06 ........................        334,127        334,127
    Bear Stearns
     4.14% 1/17/06 ........................         66,825         66,837
     4.39% 6/30/06 ........................        400,952        400,952
    Beta Finance 4.33% 4/18/06 ............        334,127        334,110

                                               PRINCIPAL        MARKET
                                                 AMOUNT         VALUE
                                              ------------   ------------
                                                               (U.S. $)
    SECURITIES LENDING COLLATERAL** (CONTINUED)
    SHORT-TERM INVESTMENTS (CONTINUED)
   @VARIABLE RATE NOTES (CONTINUED)
    Canadian Imperial Bank
     4.35% 1/30/07 ........................   $   167,063    $    167,063
    CDC Financial Products
     4.35% 1/30/06 ........................        434,364        434,364
    Citigroup Global Markets
     4.32% 1/6/06 .........................        434,364        434,364
    Commonwealth Bank Australia
     4.35% 1/30/07 ........................        334,127        334,127
    Credit Suisse First Boston New York
     4.35% 4/18/06 ........................        360,856        360,856
    Goldman Sachs 4.39% 1/2/07 ............        434,364        434,364
    Manufacturers & Traders
     4.36% 9/26/06 ........................        334,127        334,065
    Marshall & Ilsley Bank
     4.35% 1/30/07 ........................        367,539        367,539
    Merrill Lynch Mortgage Capital
     4.35% 1/12/06 ........................        434,364        434,364
    Morgan Stanley 4.43% 1/2/07 ...........        414,317        414,317
    National City Bank
     4.31% 1/23/06 ........................        380,904        380,911
    Nordea Bank Norge ASA
     4.34% 1/30/07 ........................        334,127        334,127
    Procter & Gamble
     4.46% 1/30/07 ........................        334,127        334,127
    Royal Bank of Scotland
     4.34% 1/30/07 ........................        334,127        334,127
    Sigma Finance
     4.33% 3/16/06 ........................        100,238        100,241
    Societe Generale NY
     4.26% 1/30/07 ........................        167,063        167,063
    Toyota Motor Credit
     4.30% 6/23/06 ........................        334,127        334,143
    Wells Fargo 4.36% 1/30/07 .............        334,127        334,127
                                                             ------------
                                                                8,419,982
                                                             ------------
    TOTAL SECURITIES LENDING COLLATERAL
     (COST $11,033,630) ...................                    11,033,630
                                                             ------------

                                                    International Value Equity-5

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF NET ASSETS (CONTINUED)

   TOTAL MARKET VALUE OF SECURITIES-105.88% (COST $117,421,333) .......................................   $ 170,833,610~

   OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(6.84)% .......................................     (11,033,630)

   RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.96% ..............................................       1,554,911
                                                                                                          -------------
   NET ASSETS APPLICABLE TO 7,916,584 SHARES OUTSTANDING-100.00% ......................................   $ 161,354,891
                                                                                                          =============
   NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
    ($161,293,377 / 7,913,561 SHARES) .................................................................   $       20.38
                                                                                                          =============
   NET ASSET VALUE-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS
    ($61,514 / 3,023 SHARES) ..........................................................................   $       20.35
                                                                                                          =============
   COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
   Shares of beneficial interest (unlimited authorization - no par) ...................................   $  95,139,162
   Undistributed net investment income ................................................................       4,331,147
   Accumulated net realized gain on investments .......................................................       8,122,104
   Net unrealized appreciation of investments and foreign currencies ..................................      53,762,478
                                                                                                          -------------
   Total net assets ...................................................................................   $ 161,354,891
                                                                                                          =============

----------
+   Non-income producing security for the year ended December 31, 2005.
@ Variable rate securities. The interest rate shown is the rate as of December 31, 2005.
*   Fully or partially on loan.
**  See Note 8 in "Notes to Financial Statements."
~   Includes $10,434,350 of securities loaned.
^ Securities have been classified by country of origin. Classification by type of business has been presented in Note 11 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts

The following foreign currency exchange contracts were outstanding at December 31, 2005:

FOREIGN CURRENCY EXCHANGE CONTRACTS(1)

                                                                  UNREALIZED
                                     IN EXCHANGE   SETTLEMENT    APPRECIATION
        CONTRACTS TO DELIVER             FOR          DATE      (DEPRECIATION)
   -------------------------------  -------------  ----------   --------------
   (5,302,500) British Pounds       US$ 9,476,734     1/31/06   $      353,477
     (595,650) European Monetary
               Units                US$   704,833     1/03/06             (413)
                                                                --------------
                                                                $      353,064
                                                                ==============

(1) See Note 7 in "Notes to Financial Statements."

                             See accompanying notes

                                                    International Value Equity-6

DELAWARI VIP TRUST-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

   INVESTMENT INCOME:
   Dividends ..............................................   $  6,076,281
   Interest ...............................................         29,170
   Securities lending income ..............................        110,682
   Foreign tax withheld ...................................       (433,263)
                                                              ------------
                                                                 5,782,870
                                                              ------------
   EXPENSES:
   Management fees ........................................      1,355,005
   Custodian fees .........................................         76,744
   Accounting and administration expenses .................         58,639
   Reports and statements to shareholders .................         38,709
   Legal and professional fees ............................         31,649
   Dividend disbursing and transfer agent fees and expenses         15,968
   Insurance fees .........................................         11,756
   Trustees' fees .........................................          8,398
   Pricing fees ...........................................          6,593
   Taxes (other than taxes on income) .....................          4,200
   Distribution expenses - Service Class ..................            202
   Registration fees ......................................             97
   Other ..................................................          9,133
                                                              ------------
                                                                 1,617,093
   Less expenses absorbed or waived .......................        (29,446)
   Less waiver of distribution expenses - Service Class ...            (34)
                                                              ------------
   Total expenses .........................................      1,587,613
                                                              ------------
   NET INVESTMENT INCOME ..................................      4,195,257
                                                              ------------
   NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCIES:
   Net Realized Gain On:
    Investments ...........................................      9,449,585
    Foreign currencies ....................................        154,955
                                                              ------------
   Net realized gain ......................................      9,604,540
   Net change in unrealized appreciation/depreciation
    of investments and foreign currencies .................      5,525,580
                                                              ------------
   NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCIES ....................     15,130,120
                                                              ------------
   NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .......................................   $ 19,325,377
                                                              ============

                             See accompanying notes

DELAWARI VIP TRUST-
DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

                                                       YEAR ENDED
                                                 12/31/05        12/31/04
                                              -------------   --------------
   INCREASE IN NET ASSETS
    FROM OPERATIONS:
   Net investment income ..................   $   4,195,257   $    3,826,431
   Net realized gain on investments
    and foreign currencies ................       9,604,540        9,275,183
   Net change in unrealized appreciation/
    depreciation of investments and
    foreign currencies ....................       5,525,580       17,555,991
                                              -------------   --------------
   Net increase in net assets resulting
    from operations .......................      19,325,377       30,657,605
                                              -------------   --------------
   DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
   Net investment income:
      Standard Class ......................      (2,493,989)      (4,298,294)
      Service Class .......................            (928)          (2,810)
   Net realized gain on investments:
      Standard Class ......................      (1,825,497)               -
      Service Class .......................            (788)               -
                                              -------------   --------------
                                                 (4,321,202)      (4,301,104)
                                              -------------   --------------
   CAPITAL SHARE TRANSACTIONS:
   Proceeds from shares sold:
      Standard Class ......................       4,337,148        4,733,251
      Service Class .......................           3,501           15,038
   Netasset value of shares issued upon
    reinvestment of dividends and
    distributions:
      Standard Class ......................       4,319,486        4,298,294
      Service Class .......................           1,716            2,810
                                              -------------   --------------
                                                  8,661,851        9,049,393
                                              -------------   --------------
   Cost of shares repurchased:
      Standard Class ......................     (26,906,001)     (38,637,145)
      Service Class .......................         (44,213)         (51,400)
                                              -------------   --------------
                                                (26,950,214)     (38,688,545)
                                              -------------   --------------
   Decrease in net assets derived from
      capital share transactions ..........     (18,288,363)     (29,639,152)
                                              -------------   --------------
   NET DECREASE IN NET ASSETS .............      (3,284,188)      (3,282,651)

   NET ASSETS:
   Beginning of year ......................     164,639,079      167,921,730
                                              -------------   --------------
   End of year (including undistributed
    net investment income of $4,331,147 and
    $2,475,852, respectively) .............   $ 161,354,891   $  164,639,079
                                              =============   ==============

                             See accompanying notes

                                                    International Value Equity-7

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                          DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES STANDARD CLASS
                                                                                   YEAR ENDED
                                                --------------------------------------------------------------------------------
                                                  12/31/05         12/31/04         12/31/03         12/31/02         12/31/01
                                                ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of period ........   $     18.550     $     15.660     $     11.550     $     13.900     $     17.940

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ....................          0.496            0.396            0.373            0.254            0.277
Net realized and unrealized gain (loss)
 on investments and foreign currencies ......          1.838            2.920            4.355           (1.556)          (2.578)
                                                ------------     ------------     ------------     ------------     ------------
Total from investment operations ............          2.334            3.316            4.728           (1.302)          (2.301)
                                                ------------     ------------     ------------     ------------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .......................         (0.291)          (0.426)          (0.314)          (0.284)          (0.435)
Net realized gain on investments ............         (0.213)               -           (0.304)          (0.764)          (1.304)
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions ...........         (0.504)          (0.426)          (0.618)          (1.048)          (1.739)
                                                ============     ============     ============     ============     ============
Net asset value, end of period ..............   $     20.380     $     18.550     $     15.660     $     11.550     $     13.900
                                                ============     ============     ============     ============     ============
Total return(2) .............................          12.87%           21.79%           43.44%          (10.40)%         (12.83)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .....   $    161,293     $    164,544     $    167,813     $    142,065     $    191,481
Ratio of expenses to average net assets .....           1.00%            0.99%            0.98%            0.98%            0.95%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly ............................           1.02%            0.99%            0.99%            1.02%            1.01%
Ratio of net investment income to average
 net assets .................................           2.63%            2.46%            2.96%            1.99%            1.84%
Ratio of net investment income to average
 net assets prior to expense limitation
 and expenses paid indirectly ...............           2.61%            2.46%            2.95%            1.95%            1.78%
Portfolio turnover ..........................              8%              10%              11%              13%              11%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                    International Value Equity-8

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                          DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES SERVICE CLASS
                                                                                   YEAR ENDED
                                                --------------------------------------------------------------------------------
                                                  12/31/05         12/31/04         12/31/03         12/31/02         12/31/01
                                                ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of period ........   $     18.520     $     15.650     $     11.550     $     13.900     $     17.930

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ....................          0.449            0.356            0.345            0.236            0.255
Net realized and unrealized gain (loss)
 on investments and foreign currencies ......          1.845            2.911            4.355           (1.559)          (2.561)
                                                ------------     ------------     ------------     ------------     ------------
Total from investment operations ............          2.294            3.267            4.700           (1.323)          (2.306)
                                                ------------     ------------     ------------     ------------     ------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .......................         (0.251)          (0.397)          (0.296)          (0.263)          (0.420)
Net realized gain on investments ............         (0.213)               -           (0.304)          (0.764)          (1.304)
                                                ------------     ------------     ------------     ------------     ------------
Total dividends and distributions ...........         (0.464)          (0.397)          (0.600)          (1.027)          (1.724)
                                                ------------     ------------     ------------     ------------     ------------
Net asset value, end of period ..............   $     20.350     $     18.520     $     15.650     $     11.550     $     13.900
                                                ============     ============     ============     ============     ============
Total return(2) .............................          12.65%           21.44%           43.11%          (10.54)%         (12.88)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .....   $         62     $         95     $        109     $         54     $         11
Ratio of expenses to average net assets .....           1.25%            1.24%            1.20%            1.13%            1.10%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly ............................           1.32%            1.29%            1.24%            1.17%            1.16%
Ratio of net investment income to average
 net assets .................................           2.38%            2.21%            2.74%            1.84%            1.69%
Ratio of net investment income to average
 net assets prior to expense limitation and
 expenses paid indirectly ...................           2.31%            2.16%            2.70%            1.80%            1.63%
Portfolio turnover ..........................              8%              10%              11%              13%              11%

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                    International Value Equity-9

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP International Value Equity Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term growth without undue risk to principal.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price before the Series is valued. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions--Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Taxable non-cash dividends are recorded as dividend income. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series' understanding of the applicable country's tax rules and rates.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.85% on the first $500 million of average daily net assets of the Series, 0.80% on the next $500 million, 0.75% on the next $1.5 billion, and 0.70% on average daily net assets in excess of $2.5 billion.

                                                   International Value Equity-10

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Mondrian Investment Partners Ltd. ("Mondrian") (the "Sub-Advisor") is responsible for the day-to-day management of the Series' investment portfolio. For these services, DMC, not the Series, pays the Sub-Advisor 0.20% of the Series' average daily net assets.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 1.00% of average daily net assets of the Series through June 30, 2006.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective
May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

                        DIVIDEND DISBURSING,                          OTHER
    INVESTMENT            TRANSFER AGENT,                            EXPENSES
    MANAGEMENT     ACCOUNTING AND ADMINISTRATION    DISTRIBUTION     PAYABLE
  FEE PAYABLE TO     FEES AND OTHER EXPENSES        FEES PAYABLE       TO
      DMC                 PAYABLE TO DSC              TO DDLP      AFFILIATES*
 ---------------  ------------------------------   --------------  -----------
    $ 115,969                $  8,337                  $  26       $    34,893

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $9,953 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ............  $ 12,983,193
Sales ................    31,427,492

At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

    AGGREGATE          AGGREGATE
     COST OF           UNREALIZED         UNREALIZED       NET UNREALIZED
   INVESTMENTS        APPRECIATION       DEPRECIATION       APPRECIATION
  -------------       ------------       ------------      --------------
  $ 118,566,607       $ 53,099,346        $ (832,343)       $ 52,267,003

                                                   International Value Equity-11

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                                  YEAR          YEAR
                                                 ENDED         ENDED
                                                12/31/05      12/31/04
                                              -----------   -----------
Ordinary income                               $ 2,563,510   $ 4,301,104
Long-term capital gain                          1,757,692             -
                                              -----------   -----------
Total                                         $ 4,321,202   $ 4,301,104
                                              ===========   ===========

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest              $  95,139,162
Undistributed ordinary income                  4,769,328
Undistributed long-term capital gain           9,182,261
Unrealized appreciation of investments
 and foreign currencies                       52,264,140
                                           -------------
Net assets                                 $ 161,354,891
                                           =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales and mark to market of forward foreign currency contracts for tax purposes.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Series recorded the following reclassifications.

          UNDISTRIBUTED               ACCUMULATED
               NET                   NET REALIZED
        INVESTMENT INCOME             GAIN (LOSS)
        -----------------            ------------
          $     154,955              $  (154,955)

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                             YEAR          YEAR
                                            ENDED         ENDED
                                           12/31/05     12/31/04
                                          ----------   ----------
Shares sold:
   Standard Class                            233,387      295,287
   Service Class                                 191          942

Shares issued upon reinvestment of
 dividends and distributions:
   Standard Class                            234,882      283,903
   Service Class                                  93          186
                                          ----------   ----------
                                             468,553      580,318
                                          ----------   ----------
Shares repurchased:
   Standard Class                         (1,425,475)  (2,425,338)
   Service Class                              (2,381)      (2,991)
                                          ----------   ----------
                                          (1,427,856)  (2,428,329)
                                          ----------   ----------
Net decrease                                (959,303)  (1,848,011)
                                          ==========   ==========

                                                   International Value Equity-12

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005, or at any time during the year.

7. FOREIGN CURRENCY EXCHANGE CONTRACTS
The Series may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of securities issued in the United States and 105% of the market value of the securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2005, the market value of securities on loan was $10,434,350, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

9. CREDIT AND MARKET RISK
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid, and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

10. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                   International Value Equity-13

DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

11. INDUSTRY ALLOCATION
As of December 31, 2005, the Series' investment in equity securities classified by type of business were as follows:

INDUSTRY                                  PERCENTAGE OF NET ASSETS
--------------------------------          ------------------------
Automobiles & Components                             4.65%
Banks                                               19.41
Capital Goods                                        2.60
Commercial Services & Supplies                       1.35
Consumer Durables & Apparel                          0.71
Consumer Services                                    0.26
Diversified Financials                               5.91
Energy                                              11.74
Food & Staples Retailing                             3.09
Food, Beverage & Tobacco                             4.75
Household & Personal Products                        0.05
Insurance                                            2.37
Materials                                            9.61
Media                                                2.07
Pharmaceuticals & Biotechnology                      6.23
Real Estate                                          1.28
Technology                                           4.27
Telecommunications                                   9.75
Transportation                                       0.88
Utilities                                            7.97
                                                 --------
Total                                               98.95%
                                                 --------

12. TAX INFORMATION (UNAUDITED)
For the fiscal year ended December 31, 2005, the Series designates distributions paid during the year as follows:

       (A)                    (B)
    LONG-TERM               ORDINARY
   CAPITAL GAINS             INCOME           TOTAL
   DISTRIBUTIONS          DISTRIBUTIONS    DISTRIBUTION
    (TAX BASIS)            (TAX BASIS)      (TAX BASIS)
   -------------          -------------    ------------
       41%                     59%             100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

The Delaware VIP International Value Equity Series intends to pass through foreign tax credits in the maximum amount of $298,036. The gross foreign source income earned during fiscal year 2005 by the Delaware VIP International Value Equity Series was $6,076,438. Complete information was computed and reported in conjunction with your 2005 Form 1099-DIV.

DELAWARE VIP TRUST-DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP International Value Equity Series

We have audited the accompanying statement of net assets of the Delaware VIP International Value Equity Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP International Value Equity Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ ERNST & YOUNG LLP
Philadelphia, Pennsylvania
February 10, 2006


The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                   International Value Equity-14

DELAWARE INVESTMENTS(R) FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                   NUMBER OF            OTHER
                                                                          PRINCIPAL            PORTFOLIOS IN FUND   DIRECTORSHIPS
       NAME,             POSITION(S)                                    OCCUPATION(S)           COMPLEX OVERSEEN       HELD BY
      ADDRESS             HELD WITH           LENGTH OF TIME                DURING                 BY TRUSTEE          TRUSTEE
   AND BIRTHDATE           FUND(S)                SERVED                 PAST 5 YEARS              OR OFFICER         OR OFFICER
-------------------   ----------------    --------------------   ----------------------------  ------------------  ----------------
INTERESTED TRUSTEES

JUDE T. DRISCOLL(2)       Chairman,             5 Years -             Since August 2000,              87               None
 2005 Market Street       President,        Executive Officer     Mr. Driscoll has served in
  Philadelphia, PA     Chief Executive                           various executive capacities
       19103             Officer and            2 Years -           at different times at
                           Trustee               Trustee           Delaware Investments(1)
   March 10, 1963

INDEPENDENT TRUSTEES

 THOMAS L. BENNETT         Trustee                Since               Private Investor -              87               None
 2005 Market Street                           March 23, 2005        (March 2004 - Present)
  Philadelphia, PA
       19103
                                                                     Investment Manager -
                                                                     Morgan Stanley & Co.
  October 4, 1947                                                (January 1984 - March 2004)

    JOHN A. FRY            Trustee               4 Years                 President -                  87              Director -
 2005 Market Street                                              Franklin & Marshall College                       Community Health
  Philadelphia, PA                                                  (June 2002 - Present)                              Systems
       19103

                                                                  Executive Vice President -
    May 28, 1960                                                  University of Pennsylvania
                                                                   (April 1995 - June 2002)

  ANTHONY D. KNERR         Trustee               12 Years        Founder/Managing Director -          87               None
 2005 Market Street                                               Anthony Knerr & Associates
  Philadelphia, PA                                                  (Strategic Consulting)
       19103                                                           (1990 - Present)

  December 7, 1938

LUCINDA S. LANDRETH        Trustee                Since           Chief Investment Officer -          87               None
 2005 Market Street                           March 23, 2005            Assurant, Inc.
  Philadelphia, PA                                                       (Insurance)
       19103                                                            (2002 - 2004)

   June 24, 1947

    ANN R. LEVEN           Trustee               16 Years      Treasurer/Chief Fiscal Officer -       87           Director and
 2005 Market Street                                                National Gallery of Art                       Audit Committee
  Philadelphia, PA                                                      (1994 - 1999)                           Chairperson - Andy
       19103                                                                                                    Warhol Foundation

  November 1, 1940                                                                                              Director and Audit
                                                                                                                Committee Member -
                                                                                                                  Systemax Inc.

                                                   International Value Equity-15

                                                                                                   NUMBER OF            OTHER
                                                                          PRINCIPAL            PORTFOLIOS IN FUND   DIRECTORSHIPS
       NAME,             POSITION(S)                                    OCCUPATION(S)           COMPLEX OVERSEEN       HELD BY
      ADDRESS             HELD WITH           LENGTH OF TIME                DURING                 BY TRUSTEE          TRUSTEE
   AND BIRTHDATE           FUND(S)                SERVED                 PAST 5 YEARS              OR OFFICER         OR OFFICER
--------------------  ----------------    --------------------   ----------------------------  ------------------ -----------------
INDEPENDENT TRUSTEES

 THOMAS F. MADISON         Trustee               11 Years              President/Chief                87              Director -
 2005 Market Street                                                  Executive Officer -                            Banner Health
  Philadelphia, PA                                                    MLM Partners, Inc.
       19103                                                      (Small Business Investing                           Director -
                                                                       and Consulting)                            CenterPoint Energy
 February 25, 1936                                                 (January 1993 - Present)

                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                  Digital River Inc.

                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                        Rimage
                                                                                                                     Corporation

                                                                                                                  Director - Valmont
                                                                                                                   Industries, Inc.

  JANET L. YEOMANS         Trustee               6 Years                Vice President                87                 None
 2005 Market Street                                                (January 2003 - Present)
  Philadelphia, PA                                                      and Treasurer
       19103                                                       (January 2006 - Present)
                                                                        3M Corporation
   July 31, 1948
                                                                     Ms. Yeomans has held
                                                                 various management positions
                                                                   at 3M Corporation since
                                                                            1983.

 J. RICHARD ZECHER         Trustee                Since                   Founder -                   87          Director and Audit
 2005 Market Street                           March 23, 2005          Investor Analytics                          Committee Member -
  Philadelphia, PA                                                    (Risk Management)                           Investor Analytics
       19103                                                         (May 1999 - Present)
                                                                                                                  Director and Audit
    July 3, 1940                                                                                                  Committee Member -
                                                                                                                    Oxigene, Inc.

      OFFICERS

 MICHAEL P. BISHOF          Senior           Chief Financial       Mr. Bishof has served in           87               None(3)
 2005 Market Street     Vice President        Officer since      various executive capacities
  Philadelphia, PA           and            February 17, 2005       at different times at
       19103           Chief Financial                              Delaware Investments.
                           Officer

  August 18, 1962

  DAVID F. CONNOR      Vice President,     Vice President since    Mr. Connor has served as           87               None(3)
 2005 Market Street     Deputy General      September 21, 2000    Vice President and Deputy
  Philadelphia, PA         Counsel            and Secretary      General Counsel of Delaware
       19103            and Secretary            since            Investments since 2000.
                                             October 25, 2005

  December 2, 1963

 DAVID P. O'CONNOR       Senior Vice      Senior Vice President,  Mr. O'Connor has served in          87               None(3)
 2005 Market Street       President,       General Counsel and   various executive and legal
  Philadelphia, PA     General Counsel     Chief Legal Officer     capacities at different
       19103              and Chief               since                     times
                        Legal Officer        October 25, 2005      at Delaware Investments.

 February 21, 1966

  JOHN J. O'CONNOR  Senior Vice President       Treasurer         Mr. O'Connor has served in          87               None(3)
 2005 Market Street     and Treasurer             since          various executive capacities
  Philadelphia, PA                          February 17, 2005       at different times at
       19103                                                        Delaware Investments.

   June 16, 1957

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                   International Value Equity-16

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES

     For the year ended December 31, 2005, Delaware VIP REIT Series returned +7.17% for Standard Class shares and +6.86% for Service Class shares (both figures reflect all distributions reinvested). During the same period, its benchmark - the NAREIT Equity REIT Index - gained +12.16%. (source: NAREIT, Inc.)

     Great Wolf Resorts was a noteworthy detractor that resulted in the underperformance for the Series in 2005 compared to its benchmark. The stock of this entertainment resort company was negatively influenced by a variety of factors, including waning confidence in senior management. We continue to own the stock, as we are hopeful that a buyout could be imminent that would lead to brighter long-term prospects.

     Over the course of the fiscal year, REIT valuations rose substantially, fueled by increased demand among private and institutional investors. However, a recent rise in equity issued by REITs, and increased merger and acquisition activity, suggests that the REIT market may have peaked after several years of substantial gains for the asset class as a whole. Despite the strong annual performance for the asset class, REITs struggled early in the Series' fiscal year, with the benchmark falling 7% during the first three months of 2005. During that turbulent period, the Series performance fared no worse than the benchmark, but still showed a decline. The market and the Series bounced back as the year progressed, with investors refocusing on strong market fundamentals. Exposure to the retailing sector aided Series performance for the year, while our housing-related REITs impeded return.

     Our chief aim remained the acquisition of high-quality securities for the long term. In the short run, however, this approach does not always generate the greatest return, especially when the market is volatile quarter to quarter and investor preferences shift among REIT sub-sectors. Over time, however, we will continue to focus on quality companies, and our capacity to uncover value in the market.

PERFORMANCE OF A $10,000 INVESTMENT:

May 1,  '98                         $  10,000
May 31, '98         $  10,000       $  13,471
Dec 31, '98         $   8,628       $   9,100
Dec 31, '99         $   8,229       $   8,862
Dec 31, '00         $  10,399       $  11,639
Dec 31, '01         $  11,848       $  12,662
Dec 31, '02         $  12,301       $  13,235
Dec 31, '03         $  16,868       $  17,738
Dec 31, '04         $  22,195       $  23,303
Dec 31, '05         $  24,894       $  24,974

                        DELAWARE VIP REIT SERIES
                      AVERAGE ANNUAL TOTAL RETURNS
                    --------------------------------
                    STANDARD CLASS   SERVICE CLASS
                       SHARES*          SHARES**
                    --------------   --------------
LIFETIME                    +12.67%          +17.96%
FIVE YEAR                   +16.50%          +16.27%
ONE YEAR                    +7.17%            +6.86%

                     For the periods ended December 31, 2005

*  Commenced operations on May 4, 1998.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP REIT Series Standard Class shares for the period from the Series' inception on May 4, 1998 through December 31, 2005. All distributions were reinvested. The chart also shows a $10,000 investment in the NAREIT Equity REIT Index at that month's end, May 31, 1998. After May 31, 1998, returns plotted on the chart were as of the last day of each month shown. The NAREIT Equity REIT Index is an unmanaged index of real estate investment trusts that invest in many types of U.S. property. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP REIT Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus. Series that invest in REITs are subject to many of the risks associated with direct real estate ownership and, as such, may be adversely affected by declines in real estate values, and general and local economic conditions. Series that invest a significant portion of their assets in one industry or in related industries may involve greater risks than more diversified series, including greater potential for volatility.

                                                                          REIT-1

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                   EXPENSES
                                   BEGINNING        ENDING                        PAID DURING
                                    ACCOUNT         ACCOUNT       ANNUALIZED         PERIOD
                                    VALUE            VALUE         EXPENSE         7/1/05 TO
                                    7/1/05          12/31/05        RATIOS          12/31/05*
                                 -------------   -------------   -------------   -------------
ACTUAL SERIES RETURN
Standard Class                   $    1,000.00   $    1,024.60            0.87%   $        4.44
Service Class                         1,000.00        1,023.50            1.12%            5.71

HYPOTHETICAL 5% RETURN
 (5% RETURN BEFORE EXPENSES)
Standard Class                   $    1,000.00   $    1,020.82            0.87%   $        4.43
Service Class                         1,000.00        1,019.56            1.12%            5.70

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                          REIT-2

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
SECTOR ALLOCATION
As of December 31, 2005

Sector designations may be different than the sector designations presented in other Series materials.

                                                        PERCENTAGE
SECTOR                                                 OF NET ASSETS
------------------------------------------------       -------------
COMMON STOCK                                                   98.54%
                                                       -------------
Diversified REITs                                               4.86%
Healthcare REITs                                                3.59%
Hotel REITs                                                     5.68%
Industrial REITs                                               10.66%
Mall REITs                                                     16.51%
Manufactured Housing REITs                                      1.44%
Mortgage REITs                                                  3.31%
Multifamily REITs                                              13.98%
Office REITs                                                   22.34%
Real Estate Operating Companies                                 2.68%
Self-Storage REITs                                              2.18%
Shopping Center REITs                                          11.31%
                                                       -------------
REPURCHASE AGREEMENTS                                           0.84%
                                                       -------------
TOTAL MARKET VALUE OF SECURITIES                               99.38%
                                                       -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.62%
                                                       -------------
TOTAL NET ASSETS                                              100.00%
                                                       -------------

                                                                          REIT-3

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
STATEMENT OF NET ASSETS
December 31, 2005

                                                          NUMBER           MARKET
                                                        OF SHARES          VALUE
                                                       -------------   -------------
   COMMON STOCK-98.54%
   DIVERSIFIED REITS-4.86%
   Vornado Realty Trust ............................         488,901   $  40,808,566
                                                                       -------------
                                                                          40,808,566
   HEALTHCARE REITS-3.59%
   Medical Properties Trust ........................         921,835       9,015,546
   Ventas ..........................................         659,700      21,123,594
                                                                       -------------
                                                                          30,139,140
                                                                       -------------
   HOTEL REITS-5.68%
   Hersha Hospitality Trust ........................         956,190       8,615,272
   Host Marriott ...................................         559,781      10,607,850
   LaSalle Hotel Properties ........................         524,585      19,262,761
   Strategic Hotel Capital .........................         449,100       9,242,478
                                                                       -------------
                                                                          47,728,361
                                                                       -------------
   INDUSTRIAL REITS-10.66%
   AMB Property ....................................         496,555      24,415,609
   Centerpoint Properties Trust ....................         170,100       8,416,548
   First Potomac Realty Trust ......................         241,647       6,427,810
   ProLogis ........................................       1,074,893      50,219,002
                                                                       -------------
                                                                          89,478,969
                                                                       -------------
   MALL REITS-16.51%
   CBL & Associates Properties .....................         553,469      21,867,560
   General Growth Properties .......................         917,946      43,134,283
   Mills ...........................................         344,626      14,453,614
   Simon Property Group ............................         772,299      59,181,273
                                                                       -------------
                                                                         138,636,730
                                                                       -------------
   MANUFACTURED HOUSING REITS-1.44%
   Equity Lifestyle Properties .....................         271,300      12,072,850
                                                                       -------------
                                                                          12,072,850
                                                                       -------------
   MORTGAGE REITS-3.31%
   KKR Financial ...................................         119,300       2,862,007
  #KKR Financial ...................................         447,978      10,746,992
   MortgageIT Holdings .............................         548,100       7,487,046
  #Peoples Choice ..................................       1,213,083       6,671,957
                                                                       -------------
                                                                          27,768,002
                                                                       -------------

   MULTIFAMILY REITS-13.98%
   AvalonBay Communities ...........................         414,774      37,018,579
   Camden Property Trust ...........................         326,774      18,926,750
=+#Education Realty Trust PIPE .....................         130,800       1,609,636
   Essex Property Trust ............................         294,708      27,172,078
   Post Properties .................................         160,500       6,411,975
   United Dominion Realty Trust ....................       1,122,036      26,300,524
                                                                       -------------
                                                                         117,439,542
                                                                       -------------
   OFFICE REITS-22.34%
   Alexandria Real Estate Equities .................         281,996      22,700,678
   American Financial Realty Trust .................       1,128,021      13,536,252
   Biomed Realty Trust .............................         347,600       8,481,440
   Brandywine Realty Trust .........................       1,068,327      29,817,006
   CarrAmerica Realty ..............................         386,487      13,384,045
   Equity Office Properties Trust ..................       1,449,320      43,957,875
   Reckson Associates Realty .......................         792,697      28,521,238
   SL Green Realty .................................         356,037      27,197,666
                                                                       -------------
                                                                         187,596,200
                                                                       -------------

                                                          NUMBER           MARKET
                                                        OF SHARES          VALUE
                                                       -------------   -------------

   COMMON STOCK (CONTINUED)
   REAL ESTATE OPERATING COMPANIES-2.68%
   +Great Wolf Resorts .............................         569,228   $   5,868,741
   Starwood Hotels & Resorts
    Worldwide ......................................         261,250      16,683,425
                                                                       -------------
                                                                          22,552,166
                                                                       -------------
   SELF-STORAGE REITS-2.18%

   U-Store-It Trust ................................         868,700      18,286,135
                                                                       -------------
                                                                          18,286,135
                                                                       -------------
   SHOPPING CENTER REITS-11.31%
   Developers Diversified Realty ...................         422,378      19,860,214
   Federal Realty Investment Trust .................         446,689      27,091,688
   Kite Realty Group Trust .........................       1,205,496      18,649,023
   Ramco-Gershenson Properties .....................         379,017      10,100,803
   Regency Centers .................................         327,239      19,290,739
                                                                          94,992,467
                                                                       -------------
   TOTAL COMMON STOCK
   (COST $685,715,578) .............................                     827,499,128
                                                                       -------------

                                                         PRINCIPAL
                                                          AMOUNT
                                                       -------------
   REPURCHASE AGREEMENTS-0.84%
   With BNP Paribas 3.30% 1/03/06
    (dated 12/30/05, to be repurchased at
    $4,468,638, collateralized by $92,000
    U.S. Treasury Bills due 1/26/06,
    market value $91,492, $63,000
    U.S. Treasury Bills due 2/23/06,
    market value $62,542, $124,000
    U.S. Treasury Bills due 5/4/06,
    market value $122,389,
    $827,000 U.S. Treasury Bills
    due 6/1/06, market value $812,413,
    $2,317,000 U.S. Treasury Bills
    due 6/29/06, market value $2,269,166,
    $822,000 U.S. Treasury Notes 2.625%
    due 5/15/08, market value $793,268, and
    $412,000 U.S. Treasury Notes 3.125%
    due 5/15/07, market value $407,279) ............   $   4,467,000       4,467,000
   With UBS Warburg 3.40% 1/03/06
    (dated 12/30/05, to be repurchased at
    $2,608,985, collateralized by $303,000
    U.S. Treasury Notes 2.00% due
    5/15/06, market value $301,228, and
    $2,282,000 U.S. Treasury Notes
    5.625% due 5/15/08, market
    value $2,361,123) ..............................       2,608,000       2,608,000
                                                                       -------------
   TOTAL REPURCHASE AGREEMENTS
    (COST $7,075,000) ..............................                       7,075,000
                                                                       -------------

                                                                          REIT-4

DELAWARE VIP REIT SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-99.38%
 (COST $692,790,578) ...............................................   $ 834,574,128

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.62% ..............       5,197,666
                                                                       -------------

NET ASSETS APPLICABLE TO 44,758,507 SHARES OUTSTANDING-100.00% .....   $ 839,771,794
                                                                       =============
NET ASSET VALUE-DELAWARE VIP REIT SERIES STANDARD
 CLASS ($637,888,748 / 33,985,528 SHARES) ..........................   $       18.77
                                                                       =============
NET ASSET VALUE-DELAWARE VIP REIT SERIES SERVICE
 CLASS ($201,883,046 / 10,772,979 SHARES) ..........................   $       18.74
                                                                       =============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization - no par) ...   $ 618,448,943
Undistributed net investment income ................................      31,025,294
Accumulated net realized gain on investments .......................      48,514,007
Net unrealized appreciation of investments .........................     141,783,550
                                                                       -------------
Total net assets ...................................................   $ 839,771,794
                                                                       =============

----------
+    Non-income producing security for the year ended December 31, 2005.
#    Restricted Security. Investment in a security not registered under the
     Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2005, the aggregate amount of restricted securities equals $19,028,585 or 2.27% of the Series' net assets. See Note 7 in "Notes to Financial Statements."
=    The security is being fair valued in accordance with the Series' fair valuation policy. At December 31, 2005, the aggregate amount of fair valued securities equals $1,609,636, which represented 0.19% of the Series' net assets. See Note 1 in "Notes to Financial Statements."

SUMMARY OF ABBREVIATIONS:
PIPE-Private Investment Public Equity
REIT-Real Estate Investment Trust

                             See accompanying notes

                                                                          REIT-5

DELAWARE VIP TRUST-
DELAWARE VIP REIT SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends ..........................................................   $  29,330,370
Interest ...........................................................       1,026,482
                                                                       -------------
                                                                          30,356,852
                                                                       -------------

EXPENSES:
Management fees ....................................................       5,933,692
Distribution expenses - Service Class ..............................         535,521
Accounting and administration expenses .............................         302,079
Reports and statements to shareholders .............................         287,476
Legal and professional fees ........................................         122,965
Dividend disbursing and transfer agent
   fees and expenses ...............................................          81,326
Insurance fees .....................................................          61,154
Trustees' fees .....................................................          42,625
Custodian fees .....................................................          32,114
Registration fees ..................................................          22,049
Taxes (other than taxes on income) .................................          19,914
Pricing fees .......................................................             269
Other ..............................................................          22,367
                                                                       -------------
                                                                           7,463,551
Less waiver of distribution expenses - Service Class ...............         (89,253)
Less expense paid indirectly .......................................         (11,695)
                                                                       -------------
Total expenses .....................................................       7,362,603
                                                                       -------------
NET INVESTMENT INCOME ..............................................      22,994,249
                                                                       -------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS:

Net realized gain on investments ...................................      52,767,407
Net change in unrealized appreciation/
   depreciation of investments .....................................     (21,990,619)
                                                                       -------------
NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ..................................................      30,776,788
                                                                       -------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .................................................   $  53,771,037
                                                                       -------------

                             See accompanying notes


DELAWARE VIP TRUST-
DELAWARE VIP REIT SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                                Year Ended
                                                       ------------------------------
                                                         12/31/05        12/31/04
                                                       -------------    -------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income ..............................   $  22,994,249    $  17,110,912
Net realized gain on investments ...................      52,767,407       44,994,451
Net change in unrealized appreciation /
 depreciation of investments .......................     (21,990,619)      97,361,571
                                                       -------------    -------------
Net increase in net assets resulting
 from operations ...................................      53,771,037      159,466,934
                                                       -------------    -------------
DIVIDENDS AND DISTRIBUTIONS TO
 SHAREHOLDERS FROM:

Net investment income:
 Standard Class ....................................     (11,911,298)      (9,178,775)
 Service Class .....................................      (2,802,570)      (1,638,189)
Net realized gain on investments:
 Standard Class ....................................     (36,097,851)      (9,510,538)
 Service Class .....................................      (9,584,965)      (1,866,017)
                                                       -------------    -------------
                                                         (60,396,684)     (22,193,519)
                                                       -------------    -------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ....................................     111,459,280      216,420,373
 Service Class .....................................      63,929,983       78,318,991
Netasset value of shares issued upon reinvestment
 of dividends and distributions:
 Standard Class ....................................      48,009,149       18,689,313
 Service Class .....................................      12,387,535        3,504,206
                                                       -------------    -------------
                                                         235,785,947      316,932,883
                                                       -------------    -------------
Cost of shares repurchased:
 Standard Class ....................................    (139,035,302)     (79,793,408)
 Service Class .....................................     (35,552,569)     (17,447,718)
                                                        (174,587,871)     (97,241,126)
Increase in net assets derived from capital
 share transactions ................................      61,198,076      219,691,757

NET INCREASE IN NET ASSETS .........................      54,572,429      356,965,172

NET ASSETS:
Beginning of year ..................................     785,199,365      428,234,193
                                                       -------------    -------------
End of year (including undistributed
 net investment income of $31,025,294
 and $22,761,399, respectively) ....................   $ 839,771,794    $ 785,199,365
                                                       =============    =============

                             See accompanying notes

                                                                          REIT-6

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    DELAWARE VIP REIT SERIES STANDARD CLASS YEAR ENDED
                                                               --------------------------------------------------------------
                                                                12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                                                               ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period .......................   $   19.080   $   15.140   $   11.730   $   11.700   $   11.020

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) ...................................        0.523        0.504        0.586        0.534        0.571
Net realized and unrealized gain on investments ............        0.618        4.112        3.271        0.010        0.361
                                                               ----------   ----------   ----------   ----------   ----------
Total from investment operations ...........................        1.141        4.616        3.857        0.544        0.932
                                                               ----------   ----------   ----------   ----------   ----------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................       (0.360)      (0.332)      (0.342)      (0.317)      (0.209)
Net realized gain on investments ...........................       (1.091)      (0.344)      (0.105)      (0.197)      (0.043)
                                                               ----------   ----------   ----------   ----------   ----------
Total dividends and distributions ..........................       (1.451)      (0.676)      (0.447)      (0.514)      (0.252)
                                                               ----------   ----------   ----------   ----------   ----------
Net asset value, end of period .............................   $   18.770   $   19.080   $   15.140   $   11.730   $   11.700
                                                               ==========   ==========   ==========   ==========   ==========
Total return(2) ............................................         7.17%       31.38%       34.02%        4.52%        8.79%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................   $  637,889   $  624,223   $  359,958   $  225,826   $   99,787
Ratio of expenses to average net assets ....................         0.85%        0.84%        0.86%        0.84%        0.85%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ...................         0.85%        0.84%        0.86%        0.84%        0.89%
Ratio of net investment income to average net assets .......         2.89%        3.11%        4.51%        4.52%        5.16%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ........         2.89%        3.11%        4.51%        4.52%        5.12%
Portfolio turnover .........................................           42%          38%          37%          53%          56%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                          REIT-7

DELAWARE VIP REIT SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                    DELAWARE VIP REIT SERIES SERVICE CLASS YEAR ENDED
                                                               --------------------------------------------------------------
                                                                12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                                                               ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period .......................   $   19.050   $   15.130   $   11.720   $   11.700   $   11.020

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(1) ...................................        0.478        0.464        0.556        0.517        0.555
Net realized and unrealized gain on investments ............        0.622        4.102        3.283            -        0.366
                                                               ----------   ----------   ----------   ----------   ----------
Total from investment operations ...........................        1.100        4.566        3.839        0.517        0.921
                                                               ----------   ----------   ----------   ----------   ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ......................................       (0.319)      (0.302)      (0.324)      (0.300)      (0.198)
Net realized gain on investments ...........................       (1.091)      (0.344)      (0.105)      (0.197)      (0.043)
                                                               ----------   ----------   ----------   ----------   ----------
Total dividends and distributions ..........................       (1.410)      (0.646)      (0.429)      (0.497)      (0.241)
                                                               ----------   ----------   ----------   ----------   ----------
Net asset value, end of period .............................   $   18.740   $   19.050   $   15.130   $   11.720   $   11.700
                                                               ==========   ==========   ==========   ==========   ==========
Total return(2) ............................................         6.86%       31.09%       33.73%        4.38%        8.67%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ....................   $  201,883   $  160,976   $   68,276   $   28,152   $    8,619
Ratio of expenses to average net assets ....................         1.10%        1.09%        1.08%        0.99%        1.00%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ...................         1.15%        1.14%        1.11%        0.99%        1.04%
Ratio of net investment income to average net assets .......         2.64%        2.86%        4.29%        4.37%        5.01%
Ratio of net investment income to average net assets prior
 to expense limitation and expenses paid indirectly ........         2.59%        2.81%        4.26%        4.37%        4.97%
Portfolio turnover .........................................           42%          38%          37%          53%          56%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation and waiver not been in effect.

                             See accompanying notes

                                                                          REIT-8

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP REIT Series (the "Series"). The Trust is an open-end investment company. The Series is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek maximum long-term total return, with capital appreciation as a secondary objective.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting-- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $68,664 for the year ended December 31, 2005. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

                                                                          REIT-9

DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through June 30, 2006. No reimbursement was due for the year ended December 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

                               DIVIDEND DISBURSING,
          INVESTMENT        TRANSFER AGENT, ACCOUNTING
          MANAGEMENT            AND ADMINISTRATION             DISTRIBUTION          OTHER EXPENSES
        FEE PAYABLE TO        FEES AND OTHER EXPENSES          FEES PAYABLE        PAYABLE TO DMC AND
              DMC                 PAYABLE TO DSC                  TO DDLP              AFFILIATES*
       ----------------   ------------------------------   --------------------   --------------------
          $ 523,568                   $ 43,902                    $ 82,758               $ 76,751

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $51,399 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases .....   $ 395,118,129
Sales .........     326,852,066

At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                                AGGREGATE            AGGREGATE
            COST OF            UNREALIZED           UNREALIZED         NET UNREALIZED
          INVESTMENTS         APPRECIATION         DEPRECIATION         APPRECIATION
      ------------------   ------------------   ------------------   ------------------
         $ 692,903,328        $ 160,420,612        $ (18,749,812)       $ 141,670,800

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                    YEAR           YEAR
                                    ENDED          ENDED
                                   12/31/05       12/31/04
                                 ------------   ------------
Ordinary income ..............   $ 21,957,797   $ 12,106,748
Long-term capital gain .......     38,438,887     10,086,771
                                 ------------   ------------
Total ........................   $ 60,396,684   $ 22,193,519
                                 ============   ============

                                                                         REIT-10

DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ............   $  618,448,943
Undistributed ordinary income ............       31,025,294
Undistributed long-term capital gain .....       48,626,757
Unrealized appreciation of investments ...      141,670,800
                                             --------------
Net assets ...............................   $  839,771,794
                                             ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

The undistributed earnings for the Series may be subject to reclassification upon notice of the tax character of distributions received from investments in Real Estate Investment Trusts.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Series recorded the following reclassifications.

                        UNDISTRIBUTED NET       ACCUMULATED NET
                        INVESTMENT INCOME    REALIZED GAIN (LOSS)
                        -----------------    --------------------
                           $ (16,486)              $ 16,486

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                             YEAR            YEAR
                                             ENDED           ENDED
                                           12/31/05        12/31/04
                                         -------------   -------------
Shares sold:
   Standard Class ....................       6,092,744      13,126,531
   Service Class .....................       3,532,245       4,816,415

Shares issued upon reinvestment of
 dividends and distributions:

   Standard Class ....................       2,958,050       1,174,689
   Service Class .....................         762,779         220,114
                                         -------------   -------------
                                            13,345,818      19,337,749
                                         -------------   -------------
Shares repurchased:
   Standard Class ....................      (7,785,003)     (5,350,040)
   Service Class .....................      (1,972,201)     (1,098,488)
                                         -------------   -------------
                                            (9,757,204)     (6,448,528)
                                         -------------   -------------
Net increase .........................       3,588,614      12,889,221
                                         =============   =============

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005, or at any time during the year.

7. CREDIT AND MARKET RISK

The Series concentrates its investments in the real estate industry and is subject to some of the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the real estate investment trusts it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

                                                                         REIT-11

DELAWARE VIP REIT SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

8. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

9. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2005, the Series designates distributions paid during the year as follows:

                         (A)               (B)
                      LONG-TERM         ORDINARY
                    CAPITAL GAINS        INCOME           TOTAL
                    DISTRIBUTIONS     DISTRIBUTIONS   DISTRIBUTIONS
                     (TAX BASIS)       (TAX BASIS)     (TAX BASIS)
                    -------------     -------------   -------------
                         64%               36%             100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.

                                                                         REIT-12

DELAWARE VIP TRUST-DELAWARE VIP REIT SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP REIT Series

We have audited the accompanying statement of net assets of the Delaware VIP REIT Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP REIT Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                     /s/ ERNST & YOUNG LLP

Philadelphia, Pennsylvania
February 10, 2006

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                         REIT-13

DELAWARE INVESTMENTS(R) FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)          Chairman,         5 Years -          Since August 2000,               87                 None
  2005 Market Street           President,        Executive      Mr. Driscoll has served in
   Philadelphia, PA         Chief Executive       Officer      various executive capacities
         19103                Officer and        2 Years -        at different times at
                                Trustee           Trustee         Delaware Investments(1)
     March 10, 1963


INDEPENDENT TRUSTEES

   THOMAS L. BENNETT            Trustee             Since           Private Investor -               87                 None
  2005 Market Street                           March 23, 2005     (March 2004 - Present)
   Philadelphia, PA
         19103                                                     Investment Manager -
                                                                   Morgan Stanley & Co.
    October 4, 1947                                             (January 1984 - March 2004)

       JOHN A. FRY              Trustee            4 Years              President -                  87              Director -
   2005 Market Street                                          Franklin & Marshall College                        Community Health
    Philadelphia, PA                                               (June 2002 - Present)                               Systems
         19103
                                                                Executive Vice President -
      May 28, 1960                                              University of Pennsylvania
                                                                 (April 1995 - June 2002)

    ANTHONY D. KNERR            Trustee           12 Years      Founder/Managing Director -          87                 None
   2005 Market Street                                           Anthony Knerr & Associates
    Philadelphia, PA                                              (Strategic Consulting)
         19103                                                       (1990 - Present)

    December 7, 1938

  LUCINDA S. LANDRETH           Trustee             Since       Chief Investment Officer -           87                 None
  2005 Market Street                           March 23, 2005         Assurant, Inc.
   Philadelphia, PA                                                    (Insurance)
         19103                                                        (2002 - 2004)

     June 24, 1947

      ANN R. LEVEN              Trustee           16 Years        Treasurer/Chief Fiscal             87             Director and
   2005 Market Street                                           Officer - National Gallery                        Audit Committee
    Philadelphia, PA                                               of Art (1994 - 1999)                          Chairperson - Andy
         19103                                                                                                   Warhol Foundation

    November 1, 1940                                                                                             Director and Audit
                                                                                                                 Committee Member -
                                                                                                                    Systemax Inc.

                                                                         REIT-14

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INDEPENDENT TRUSTEES

   THOMAS F. MADISON            Trustee           11 Years            President/Chief                87              Director -
   2005 Market Street                                               Executive Officer -                            Banner Health
    Philadelphia, PA                                                MLM Partners, Inc.
         19103                                                  (Small Business Investing                            Director -
                                                                      and Consulting)                            CenterPoint Energy
   February 25, 1936                                             (January 1993 - Present)

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.

    JANET L. YEOMANS            Trustee            6 Years            Vice President                 87                 None
   2005 Market Street                                            (January 2003 - Present)
    Philadelphia, PA                                                  and Treasurer
         19103                                                   (January 2006 - Present)
                                                                      3M Corporation

     July 31, 1948                                                 Ms. Yeomans has held
                                                               various management positions
                                                                     at 3M Corporation
                                                                        since 1983.

   J. RICHARD ZECHER            Trustee            Since                Founder -                    87          Director and Audit
   2005 Market Street                          March 23, 2005       Investor Analytics                           Committee Member -
    Philadelphia, PA                                                (Risk Management)                            Investor Analytics
         19103                                                     (May 1999 - Present)

                                                                                                                 Director and Audit
     July 3, 1940                                                                                                Committee Member -
                                                                                                                    Oxigene, Inc.


OFFICERS

   MICHAEL P. BISHOF            Senior              Chief        Mr. Bishof has served in            87                 None(3)
   2005 Market Street     Vice President and      Financial    various executive capacities
    Philadelphia, PA        Chief Financial     Officer since       at different times at
         19103                  Officer         February 17,       Delaware Investments.
                                                    2005

    August 18, 1962

    DAVID F. CONNOR         Vice President,    Vice President    Mr. Connor has served as            87                 None(3)
   2005 Market Street       Deputy General         since        Vice President and Deputy
    Philadelphia, PA         Counsel and        September 21,   General Counsel of Delaware
         19103                Secretary           2000 and        Investments since 2000.
                                                 Secretary
                                                   since
                                                 October 25,
                                                   2005

   December 2, 1963

   DAVID P. O'CONNOR          Senior Vice       Senior Vice     Mr. O'Connor has served in           87                 None(3)
   2005 Market Street         President,        President,     various executive and legal
    Philadelphia, PA        General Counsel       General        capacities at different
         19103                 and Chief        Counsel and         times at Delaware
                             Legal Officer      Chief Legal            Investments.
                                               Officer since
                                               October 25,
                                                   2005
   February 21, 1966

    JOHN J. O'CONNOR          Senior Vice        Treasurer      Mr. O'Connor has served in           87                 None(3)
   2005 Market Street        President and         since       various executive capacities
    Philadelphia, PA          Treasurer         February 17,      at different times at
         19103                                     2005           Delaware Investments.

     June 16, 1957

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                         REIT-15

DELAWARE VIP TRUST - DELAWARE VIP SELECT GROWTH SERIES

     Delaware VIP Select Growth Series, for the 12-month period ended December 31, 2005, returned 16.78% for Standard Class shares and 16.57% for Service Class shares (both figures reflect all distributions reinvested). The Russell 3000 Growth Index - the benchmark for the Delaware VIP Select Growth Series - grew 5.17% during the same 12-month period.

     During the second quarter, management responsibilities for the portfolio were transitioned to Jeffrey S. Van Harte, Christopher J. Bonavico,
Kenneth F. Broad, Greg Heywood, Partick G. Fortier, and Daniel J. Prislin. The portfolio underwent a major repositioning during the second quarter to reflect the team's particular investment philosophy. The team takes a focused approach to portfolio construction, generally holding between 35 and 50 companies. The team strives to maximize return potential based on each unit of risk taken on, balancing each company's expected return against an assessment of its fundamental and valuation risk. During the portion of the fiscal year that it managed the Series, the team emphasized intrinsic business value and the cash economics of investment candidates when selecting holdings for the portfolio. It also sought to identify companies with strong barriers to entry and sustainable competitive advantages within an industry.

     At year end, the Series held 41 equity securities. Major positions included Internet-based movie subscription service NetFlix, memory card maker SanDisk, Jackson Hewitt Tax Service, and UnitedHealth Group. SanDisk in particular was a strong performer after the management transition, as investors began to realize the potential of the company's markets and that it is more than a commodity chip maker.

PERFORMANCE OF A $10,000 INVESTMENT:

 5/31/1999              $ 10,000
 5/31/1999   $ 10,000   $ 11,446   $ 10,000
12/31/1999   $ 12,929   $ 14,290   $ 11,367
12/31/2000   $ 10,030   $ 11,081   $ 10,333
12/31/2001   $  8,061   $  8,445   $  9,105
12/31/2002   $  5,802   $  5,698   $  7,094
12/31/2003   $  7,599   $  7,947   $  9,128
12/31/2004   $  8,125   $  8,608   $ 10,120
12/31/2005   $  8,545   $ 10,053   $ 10,617

                        DELAWARE VIP SELECT GROWTH SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                     For the periods ended December 31, 2005

                    STANDARD CLASS   SERVICE CLASS
                       SHARES*          SHARES**
                    --------------   --------------
LIFETIME                     +0.08%           -5.10%
FIVE YEAR                    -1.93%           -2.11%
ONE YEAR                    +16.78%          +16.57%

 * Commenced operations on May 3, 1999.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP Select Growth Series Standard Class shares for the period from the Series' inception on May 3, 1999 through December 31, 2005. All distributions were reinvested. The chart also shows a $10,000 investment in the Russell 3000 Growth Index at month's end, May 31, 1999. After May 31, 1999, returns plotted on the chart were as of the last day of each month shown. The Russell 3000 Growth Index measures the performance of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Select Growth Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus. Series that invest in small and/or medium-sized companies typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

                                                                 Select Growth-1

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                   EXPENSES
                                   BEGINNING        ENDING                        PAID DURING
                                    ACCOUNT         ACCOUNT       ANNUALIZED         PERIOD
                                    VALUE            VALUE         EXPENSE         7/1/05 TO
                                    7/1/05          12/31/05        RATIOS          12/31/05*
                                 -------------   -------------   -------------   -------------
ACTUAL SERIES RETURN
Standard Class                   $    1,000.00   $    1,191.80            0.91%  $        5.03
Service Class                         1,000.00        1,191.20            1.16%           6.41

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                   $    1,000.00   $    1,020.62            0.91%  $        4.63
Service Class                         1,000.00        1,019.36            1.16%           5.90

*"Expenses paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                 Select Growth-2

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
SECTOR ALLOCATION
As of December 31, 2005

Sector designations may be different than the sector designations presented in other Series materials.

                                                   PERCENTAGE
SECTOR                                            OF NET ASSETS
-----------------------------------------------   -------------
COMMON STOCK                                             100.02%
                                                  -------------
Basic Industry/Capital Goods                               2.33%
Business Services                                          5.26%
Consumer Non-Durables                                     17.33%
Consumer Services                                         33.23%#
Energy                                                     0.56%
Financials                                                 4.59%
Health Care                                               15.56%
Technology                                                21.16%
                                                  -------------
REPURCHASE AGREEMENTS                                      0.11%
                                                  -------------
TOTAL MARKET VALUE OF SECURITIES                         100.13%
                                                  -------------
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS           (0.13)%
                                                  -------------
TOTAL NET ASSETS                                         100.00%
                                                  -------------

# Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

                                                                 Select Growth-3

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF NET ASSETS
December 31, 2005

                                                    NUMBER OF       MARKET
                                                     SHARES         VALUE
                                                  ------------   ------------
   COMMON STOCK-100.02%
   BASIC INDUSTRY/CAPITAL GOODS-2.33%
   Graco ......................................          8,000   $    291,840
   Newmont Mining .............................          1,400         74,760
   Praxair ....................................          3,500        185,360
                                                                 ------------
                                                                      551,960
                                                                 ------------
   BUSINESS SERVICES-5.26%
   Expeditors International Washington ........          8,900        600,839
   First Data .................................          7,400        318,274
   Paychex ....................................          8,600        327,832
                                                                 ------------
                                                                    1,246,945
                                                                 ------------
   CONSUMER NON-DURABLES-17.33%
   Best Buy ...................................          1,950         84,786
  +Blue Nile ..................................         28,500      1,148,835
  +NetFlix ....................................         74,400      2,013,264
   Staples ....................................          9,500        215,745
   Tuesday Morning ............................         17,000        355,640
   Walgreen ...................................          6,500        287,690
                                                                 ------------
                                                                    4,105,960
                                                                 ------------
   CONSUMER SERVICES-33.23%#
  +Apollo Group Class A .......................          5,800        350,668
  +eBay .......................................         11,700        506,025
   GTECH Holdings .............................         28,500        904,590
   IHOP .......................................         15,700        736,487
   International Game Technology ..............         26,600        818,748
   Jackson Hewitt Tax Service .................         34,400        953,224
  +Liberty Global Class A .....................         10,600        238,500
  +Liberty Global Class C .....................         17,500        371,000
  +MGM MIRAGE .................................          9,000        330,030
   ServiceMaster ..............................         34,500        412,275
   Strayer Education ..........................          9,450        885,465
  +Weight Watchers International ..............         15,900        785,937
  +XM Satellite Radio Holdings Class A ........         21,200        578,336
                                                                 ------------
                                                                    7,871,285
                                                                 ------------
   ENERGY-0.56%
   EOG Resources ..............................          1,800        132,066
                                                                 ------------
                                                                      132,066
                                                                 ------------
   FINANCIALS-4.59%
   Chicago Mercantile Exchange ................          1,410        518,161
  +NETeller ...................................         16,500        209,116
   Plum Creek Timber ..........................         10,000        360,500
                                                                 ------------
                                                                    1,087,777
                                                                 ------------
   HEALTH CARE-15.56%
   Allergan ...................................         10,500      1,133,580
  +Genentech ..................................          7,000        647,500
  +Myogen .....................................          5,600        168,896
   UnitedHealth Group .........................         14,050        873,067
  +Zimmer Holdings ............................         12,800        863,232
                                                                 ------------
                                                                    3,686,275
                                                                 ------------

                                                    NUMBER OF       MARKET
                                                     SHARES         VALUE
                                                  ------------   ------------
   COMMON STOCK (CONTINUED)
   TECHNOLOGY-21.16%
  +Intuit .....................................         13,700   $    730,210
   Microsoft ..................................          5,800        151,670
  +NAVTEQ .....................................         18,000        789,660
   QUALCOMM ...................................         27,600      1,189,008
  +SanDisk ....................................         25,700      1,614,474
   Sprint .....................................         19,773        461,897
  +Yahoo ......................................          1,900         74,442
                                                                 ------------
                                                                    5,011,361
                                                                 ------------
   TOTAL COMMON STOCK
    (COST $19,032,586) ........................                    23,693,629
                                                                 ------------
                                                    PRINCIPAL
                                                     AMOUNT
                                                  ------------
   REPURCHASE AGREEMENTS-0.11%
   With BNP Paribas 3.30% 1/03/06
    (dated 12/30/05, to be repurchased at
    $15,796, collateralized by $320 U.S.
    Treasury Bills due 1/26/06, market value
    $323, $220 U.S. Treasury Bills due 2/23/06,
    market value $221, $440 U.S. Treasury Bills
    due 5/4/06, market value $432, $2,920 U.S.
    Treasury Bills due 6/1/06, market value
    $2,871, $8,190 U.S. Treasury Bills due
    6/29/06, market value $8,018, $2,910 U.S.
    Treasury Notes 2.625% due 5/15/08, market
    value $2,803, and $1,460 U.S. Treasury
    Notes 3.125% due 5/15/07, market
    value $1,439) .............................   $     15,790         15,790
   With UBS Warburg 3.40% 1/03/06
    (dated 12/30/05, to be repurchased at
    $9,213, collateralized by $1,070 U.S.
    Treasury Notes 2.00% due 5/15/06, market
    value $1,064, and $8,060 U.S. Treasury
    Notes 5.625% due 5/15/08, market
    value $8,343) .............................          9,210          9,210
                                                                 ------------
   TOTAL REPURCHASE AGREEMENTS
    (COST $25,000) ............................                        25,000
                                                                 ------------

                                                                 Select Growth-4

DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-100.13% (COST $19,057,586) ..   $ 23,718,629

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS-(0.13%) ......        (30,275
                                                                 ------------
NET ASSETS APPLICABLE TO 2,402,172 SHARES
 OUTSTANDING-100.00% .........................................   $ 23,688,354
                                                                 ============
NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES STANDARD
 CLASS ($18,612,540 / 1,882,962 SHARES) ......................   $       9.88
                                                                 ============
NET ASSET VALUE-DELAWARE VIP SELECT GROWTH SERIES
 SERVICE CLASS ($5,075,814 / 519,210 shares) .................   $       9.78
                                                                 ============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited
 authorization-no par) .......................................   $ 69,309,282
Accumulated net realized loss on investments .................    (50,281,971)
Net unrealized appreciation of investments ...................      4,661,043
                                                                 ------------
Total net assets .............................................   $ 23,688,354
                                                                 ============

----------
+    Non-income producing security for the year ended December 31, 2005.
# Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

                             See accompanying notes

                                                                 Select Growth-5

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends ............................................   $    133,678
Interest .............................................         14,966
                                                         ------------
                                                              148,644
                                                         ------------
EXPENSES:
Management fees ......................................        173,070
Reports and statements to shareholders ...............         15,966
Distribution expenses - Service Class ................         14,282
Legal and professional fees ..........................         13,004
Accounting and administration expenses ...............          8,496
Custodian fees .......................................          4,591
Dividend disbursing and transfer agent fees
 and expenses ........................................          2,308
Insurance fees .......................................          1,837
Trustees' fees .......................................          1,225
Taxes (other than taxes on income) ...................          1,084
Pricing fees .........................................            395
Other ................................................          2,492
                                                         ------------
                                                              238,750
Less expenses absorbed or waived .....................        (16,743)
Less waiver of distribution
 expenses - Service Class ............................         (2,380)
Less expense paid indirectly .........................           (315)
                                                         ------------
Total expenses .......................................        219,312
                                                         ------------
NET INVESTMENT LOSS ..................................        (70,668)
                                                         ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
   Investments .......................................      3,605,636
   Foreign currencies ................................             91
                                                         ------------
Net realized gain ....................................      3,605,727
Net change in unrealized appreciation/depreciation
 of investments and foreign currencies ...............        (97,657)
                                                         ------------
NET REALIZED AND UNREALIZED
 GAIN ON INVESTMENTS AND
 FOREIGN CURRENCIES ..................................      3,508,070
                                                         ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .....................................   $  3,437,402
                                                         ============

                             See accompanying notes

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                        YEAR ENDED
                                               ---------------------------
                                                 12/31/05       12/31/04
                                               ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment loss ........................   $    (70,668)  $    (49,087)
Net realized gain on investments
 and foreign currencies ....................      3,605,727      2,601,343
Net change in unrealized appreciation/
 depreciation of investments and
 foreign currencies ........................        (97,657)      (540,650)
                                               ------------   ------------
Net increase in net assets resulting
 from operations ...........................      3,437,402      2,011,606
                                               ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ..........................        271,657        527,007
   Service Class ...........................        245,554         49,437
                                               ------------   ------------
                                                    517,211        576,444
                                               ------------   ------------
Cost of shares repurchased:
   Standard Class ..........................     (4,882,598)    (4,747,570)
   Service Class ...........................     (1,024,469)      (957,768)
                                               ------------   ------------
                                                 (5,907,067)    (5,705,338)
                                               ------------   ------------
Decrease in net assets derived from
 capital share transactions ................     (5,389,856)    (5,128,894)

NET DECREASE IN NET ASSETS .................     (1,952,454)    (3,117,288)

NET ASSETS:
Beginning of year ..........................     25,640,808     28,758,096
                                               ------------   ------------
End of year (there was no undistributed
 net investment income at either
 year end) .................................   $ 23,688,354   $ 25,640,808
                                               ============   ============

                             See accompanying notes

                                                                 Select Growth-6

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                DELAWARE VIP SELECT GROWTH SERIES STANDARD CLASS YEAR ENDED
                                                              --------------------------------------------------------------
                                                               12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                                                              ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ......................   $    8.460   $    7.810   $    5.600   $    8.300   $   10.890
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1) ....................................       (0.022)      (0.011)      (0.016)      (0.024)      (0.019)
Net realized and unrealized gain (loss) on investments
 and foreign currencies ...................................        1.442        0.661        2.226       (2.676)      (2.571)
                                                              ----------   ----------   ----------   ----------   ----------
Total from investment operations ..........................        1.420        0.650        2.210       (2.700)      (2.590)
                                                              ----------   ----------   ----------   ----------   ----------
Net asset value, end of period ............................   $    9.880   $    8.460   $    7.810   $    5.600   $    8.300
                                                              ==========   ==========   ==========   ==========   ==========
Total return(2) ...........................................        16.78%        8.32%       39.46%      (32.53)%     (23.78)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................   $   18,612   $   20,493   $   23,089   $   27,056   $   55,104
Ratio of expenses to average net assets ...................         0.90%        0.83%        0.83%        0.86%        0.85%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ..................         0.97%        0.83%        0.83%        0.86%        0.88%
Ratio of net investment loss to average net assets ........        (0.26)%      (0.14)%      (0.24)%      (0.35)%      (0.22)%
Ratio of net investment loss to average net assets prior
 to expense limitation and expenses paid indirectly .......        (0.33)%      (0.14)%      (0.24)%      (0.35)%      (0.25)%
Portfolio turnover ........................................          133%          86%          72%         106%         135%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                 Select Growth-7

DELAWARE VIP SELECT GROWTH SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                DELAWARE VIP SELECT GROWTH SERIES SERVICE CLASS YEAR ENDED
                                                              --------------------------------------------------------------
                                                               12/31/05     12/31/04     12/31/03     12/31/02     12/31/01
                                                              ----------   ----------   ----------   ----------   ----------
Net asset value, beginning of period ......................   $    8.390   $    7.760   $    5.580   $    8.280   $   10.880

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1) ....................................       (0.043)      (0.030)      (0.030)      (0.034)      (0.032)
Net realized and unrealized gain (loss) on investments
 and foreign currencies ...................................        1.433        0.660        2.210       (2.666)      (2.568)
                                                              ----------   ----------   ----------   ----------   ----------
Total from investment operations ..........................        1.390        0.630        2.180       (2.700)      (2.600)
                                                              ----------   ----------   ----------   ----------   ----------
Net asset value, end of period ............................   $    9.780   $    8.390   $    7.760   $    5.580   $    8.280
                                                              ==========   ==========   ==========   ==========   ==========
Total return(2) ...........................................        16.57%        8.12%       39.07%      (32.61)%     (23.90)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...................   $    5,076   $    5,148   $    5,670   $    7,018   $   14,498
Ratio of expenses to average net assets ...................         1.15%        1.08%        1.05%        1.01%        1.00%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ..................         1.27%        1.13%        1.08%        1.01%        1.03%
Ratio of net investment loss to average net assets ........        (0.51)%      (0.39)%      (0.46)%      (0.50)%      (0.37)%
Ratio of net investment loss to average net assets prior
 to expense limitation and expenses paid indirectly .......        (0.63)%      (0.44)%      (0.49)%      (0.50)%      (0.40)%
Portfolio turnover ........................................          133%          86%          72%         106%         135%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                 Select Growth-8

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Select Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $919 for the year ended December 31, 2005. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER
TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.90% of average daily net assets of the Series through June 30, 2006.

                                                                 Select Growth-9

DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective
May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

                               DIVIDEND DISBURSING,
          INVESTMENT        TRANSFER AGENT, ACCOUNTING
          MANAGEMENT            AND ADMINISTRATION             DISTRIBUTION          OTHER EXPENSES
        FEE PAYABLE TO        FEES AND OTHER EXPENSES          FEES PAYABLE        PAYABLE TO DMC AND
              DMC                 PAYABLE TO DSC                  TO DDLP              AFFILIATES*
       ----------------   ------------------------------   --------------------   --------------------
          $ 9,556                     $ 1,254                     $ 2,149                $ 18,494

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $1,444 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases .....   $ 29,994,589
Sales .........   $ 34,364,440

At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                                AGGREGATE            AGGREGATE
            COST OF            UNREALIZED           UNREALIZED         NET UNREALIZED
          INVESTMENTS         APPRECIATION         DEPRECIATION         APPRECIATION
      ------------------   ------------------   ------------------   ------------------
         $ 19,082,048         $ 4,917,896          $ (281,315)          $ 4,636,581

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid during the years ended December 31, 2005 and 2004.

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ..........   $  69,309,282
Capital loss carryforwards .............     (50,257,509)
Unrealized appreciation of investments .       4,636,581
                                           -------------
Net assets .............................   $  23,688,354
                                           =============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

                                                                Select Growth-10

DELAWARE VIP SELECT GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION  (CONTINUED)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Series recorded the following reclassifications.

                     ACCUMULATED           ACCUMULATED
                         NET            NET REALIZED GAIN      PAID-IN
                   INVESTMENT LOSS    (LOSS) ON INVESTMENTS    CAPITAL
                   ---------------    ---------------------   ---------
                      $ 70,668               $ (91)           $ (70,577)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $3,104,877 was utilized in 2005. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $5,202,631 expires in 2008, $30,958,389 expires in 2009, $10,812,739 expires in 2010 and $3,283,750 expires in 2011.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                             YEAR           YEAR
                             ENDED          ENDED
                           12/31/05       12/31/04
                         ------------   ------------
Shares sold:
   Standard Class ....         30,108         66,268
   Service Class .....         25,633          6,236
                         ------------   ------------
                               55,741         72,504
                         ------------   ------------
Shares repurchased:
   Standard Class ....       (569,367)      (601,945)
   Service Class .....       (120,148)      (123,232)
                         ------------   ------------
                             (689,515)      (725,177)
                         ------------   ------------
Net decrease .........       (633,774)      (652,673)
                         ============   ============

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005, or at any time during the year.

7. CREDIT AND MARKET RISK

The Series invests a significant portion of its assets in small-and mid-sized companies and may be subject to certain risks associated with ownership of securities of small-and mid-sized companies. Investments in small-or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

8. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                                Select Growth-11

DELAWARE VIP TRUST-DELAWARE VIP SELECT GROWTH SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP Select Growth Series

We have audited the accompanying statement of net assets of the Delaware VIP Select Growth Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Select Growth Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 10, 2006

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                Select Growth-12

DELAWARE INVESTMENTS(R)FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)          Chairman,         5 Years -          Since August 2000,               87                 None
  2005 Market Street           President,        Executive      Mr. Driscoll has served in
   Philadelphia, PA         Chief Executive       Officer      various executive capacities
         19103                Officer and        2 Years -        at different times at
                                Trustee           Trustee         Delaware Investments(1)
     March 10, 1963

INDEPENDENT TRUSTEES

   THOMAS L. BENNETT            Trustee             Since           Private Investor -               87                 None
  2005 Market Street                           March 23, 2005     (March 2004 - Present)
   Philadelphia, PA
         19103                                                     Investment Manager -
                                                                   Morgan Stanley & Co.
    October 4, 1947                                             (January 1984 - March 2004)

       JOHN A. FRY              Trustee            4 Years              President -                  87              Director -
   2005 Market Street                                          Franklin & Marshall College                        Community Health
    Philadelphia, PA                                               (June 2002 - Present)                               Systems
         19103
                                                                Executive Vice President -
      May 28, 1960                                              University of Pennsylvania
                                                                 (April 1995 - June 2002)

    ANTHONY D. KNERR            Trustee           12 Years      Founder/Managing Director -          87                 None
   2005 Market Street                                           Anthony Knerr & Associates
    Philadelphia, PA                                              (Strategic Consulting)
         19103                                                       (1990 - Present)

    December 7, 1938

  LUCINDA S. LANDRETH           Trustee             Since       Chief Investment Officer -           87                 None
  2005 Market Street                           March 23, 2005         Assurant, Inc.
   Philadelphia, PA                                                    (Insurance)
         19103                                                        (2002 - 2004)

     June 24, 1947

      ANN R. LEVEN              Trustee           16 Years        Treasurer/Chief Fiscal             87             Director and
   2005 Market Street                                           Officer - National Gallery                        Audit Committee
    Philadelphia, PA                                               of Art (1994 - 1999)                          Chairperson - Andy
         19103                                                                                                   Warhol Foundation

    November 1, 1940                                                                                             Director and Audit
                                                                                                                 Committee Member -
                                                                                                                    Systemax Inc.

                                                                Select Growth-13

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INDEPENDENT TRUSTEES

   THOMAS F. MADISON            Trustee           11 Years            President/Chief                87              Director -
   2005 Market Street                                               Executive Officer -                            Banner Health
    Philadelphia, PA                                                MLM Partners, Inc.
         19103                                                  (Small Business Investing                            Director -
                                                                      and Consulting)                            CenterPoint Energy
   February 25, 1936                                             (January 1993 - Present)

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.

    JANET L. YEOMANS            Trustee            6 Years            Vice President                 87                 None
   2005 Market Street                                            (January 2003 - Present)
    Philadelphia, PA                                                  and Treasurer
         19103                                                   (January 2006 - Present)
                                                                      3M Corporation

     July 31, 1948                                                 Ms. Yeomans has held
                                                               various management positions
                                                                     at 3M Corporation
                                                                        since 1983.

   J. RICHARD ZECHER            Trustee            Since                Founder -                    87          Director and Audit
   2005 Market Street                          March 23, 2005       Investor Analytics                           Committee Member -
    Philadelphia, PA                                                (Risk Management)                            Investor Analytics
         19103                                                     (May 1999 - Present)

                                                                                                                 Director and Audit
     July 3, 1940                                                                                                Committee Member -
                                                                                                                    Oxigene, Inc.

OFFICERS

   MICHAEL P. BISHOF            Senior              Chief        Mr. Bishof has served in            87                 None(3)
   2005 Market Street     Vice President and      Financial    various executive capacities
    Philadelphia, PA        Chief Financial     since Officer      at different times at
         19103                  Officer         February 17,       Delaware Investments.
                                                    2005

    August 18, 1962

    DAVID F. CONNOR         Vice President,    Vice President    Mr. Connor has served as            87                 None(3)
   2005 Market Street       Deputy General         since        Vice President and Deputy
    Philadelphia, PA         Counsel and        September 21,   General Counsel of Delaware
         19103                Secretary           2000 and        Investments since 2000.
                                                 Secretary
                                                   since
                                                 October 25,
                                                   2005

   December 2, 1963

   DAVID P. O'CONNOR          Senior Vice       Senior Vice     Mr. O'Connor has served in           87                 None(3)
   2005 Market Street         President,        President,     various executive and legal
    Philadelphia, PA        General Counsel       General        capacities at different
         19103                 and Chief        Counsel and         times at Delaware
                             Legal Officer      Chief Legal            Investments.
                                               Officer since
                                               October 25,
                                                   2005
   February 21, 1966

    JOHN J. O'CONNOR          Senior Vice        Treasurer      Mr. O'Connor has served in           87                 None(3)
   2005 Market Street        President and         since       various executive capacities
    Philadelphia, PA          Treasurer         February 17,      at different times at
         19103                                     2005           Delaware Investments.

     June 16, 1957

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                Select Growth-14

DELAWARE VIP TRUST - DELAWARE VIP SMALL CAP VALUE SERIES

     For the 12-month period ended December 31, 2005, Delaware VIP Small Cap Value Series returned 9.42% on Standard Class shares and 9.15% for Service Class shares (both figures reflect all distributions reinvested), significantly outperforming its benchmark, the Russell 2000 Value Index, which returned 4.71%.

     In general, we maintain a long-term investment approach and focus on securities that we believe can appreciate over an extended period of time, regardless of interim market fluctuations. We do not try to predict overall stock market movements and generally do not trade for short-term purposes.

     After the first quarter of 2005, small-cap equities generally performed well throughout the rest of the year. Energy prices were a big influence on markets during the year in general, and we closely monitored energy prices and their direct effects on some of our holdings. For instance, we elected to sell our position in Continental Airlines during the year, which was a result of increased expenses that the company incurred due to an enormous upsurge in fuel costs. During the first half of the fiscal year, we also sold several energy-related holdings given a general belief that the energy sector was nearing the end of a run of strong performance.

     Another key shift during the period was with regard to our approach to cyclical stocks. For several years, our general approach has included holding larger positions in economically-sensitive sectors than the benchmark index. During the fiscal year, we moderated this positioning, as we saw that the Federal Reserve remained committed to increasing interest rates, and we believed the change was in order.

PERFORMANCE OF A $10,000 INVESTMENT:

Dec. 31, '95      $  10,000   $  10,000
Dec. 31, '96      $  12,255   $  12,137
Dec. 31, '97      $  16,288   $  15,994
Dec. 31, '98      $  15,507   $  14,963
Dec. 31, '99      $  14,753   $  14,740
Dec. 31, '00      $  17,436   $  18,105
Dec. 31, '01      $  19,500   $  20,643
Dec. 31, '02      $  18,408   $  18,283
Dec. 31, '03      $  26,135   $  26,699
Dec. 31, '04      $  31,750   $  32,640
Dec. 31, '05      $  34,739   $  34,177

                              DELAWARE VIP SMALL CAP VALUE SERIES
                                  AVERAGE ANNUAL TOTAL RETURNS
                              -----------------------------------
                              STANDARD CLASS        SERVICE CLASS
                                  SHARES*              SHARES**
                              --------------        -------------
LIFETIME                              +13.18%              +16.20%
TEN YEAR                              +13.26%                 --
FIVE YEAR                             +14.78%              +14.55%
ONE YEAR                               +9.42%               +9.15%

                     FOR THE PERIODS ENDED DECEMBER 31, 2005

 * Commenced operations on December 27, 1993.
** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP Small Cap Value Series Standard Class shares for the period from December 31, 1995 through December 31, 2005. All distributions were reinvested. The Russell 2000 Value Index is an unmanaged composite that measures the stocks of small, value-oriented companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Small Cap Value Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity, variable life investment, or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus. Series that invest in small and/or medium-sized companies typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

                                                               Small Cap Value-1

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

Expense Analysis of an Investment of $1,000


                                                                                                EXPENSES
                                                      BEGINNING      ENDING                   PAID DURING
                                                       ACCOUNT      ACCOUNT     ANNUALIZED       PERIOD
                                                        VALUE        VALUE       EXPENSE       7/1/05 TO
                                                        7/1/05      12/31/05      RATIOS       12/31/05*
                                                      ----------   ----------   ----------    -----------
ACTUAL SERIES RETURN
Standard Class                                        $ 1,000.00   $ 1,062.40         0.87%   $      4.52
Service Class                                           1,000.00     1,061.10         1.12%          5.82
                                                      ----------   ----------   ----------    -----------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                                        $ 1,000.00   $ 1,020.82         0.87%   $      4.43
Service Class                                           1,000.00     1,019.56         1.12%          5.70
                                                      ----------   ----------   ----------    -----------

* "Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                               Small Cap Value-2

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
SECTOR ALLOCATIONS

As of December 31, 2005

Sector designations may be different than the sector designations presented in other Series materials.

                                                            PERCENTAGE
SECTOR                                                    OF NET ASSETS
-------------------------------------------------------   -------------
COMMON STOCK                                                      94.82%
                                                          -------------
Basic Industries/Capital Goods                                    11.26%
Business Services                                                  2.17%
Capital Spending                                                   6.79%
Consumer Cyclical                                                  2.04%
Consumer Services                                                 12.23%
Consumer Staples                                                   3.27%
Energy                                                             8.16%
Financial Services                                                16.75%
Health Care                                                        7.07%
Real Estate                                                        4.85%
Technology                                                        13.46%
Transportation                                                     3.78%
Utilities                                                          2.99%
                                                          -------------
EXCHANGE TRADED FUNDS                                              0.93%
                                                          -------------
REPURCHASE AGREEMENTS                                              4.19%
                                                          -------------
SECURITIES LENDING COLLATERAL                                     21.26%
                                                          -------------
TOTAL MARKET VALUE OF SECURITIES                                 121.20%
                                                          -------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL               (21.26)%
                                                          -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                    0.06%
                                                          -------------
TOTAL NET ASSETS                                                 100.00%
                                                          -------------

                                                               Small Cap Value-3

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS

December 31, 2005

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                      ------------   -----------
   COMMON STOCK-94.82%
   BASIC INDUSTRIES/CAPITAL GOODS-11.26%
   Albemarle ......................................        164,200   $ 6,297,070
 *+Alpha Natural Resources ........................        318,800     6,124,148
   Arch Coal ......................................        128,700    10,231,650
  +Chaparral Steel ................................        121,500     3,675,375
   Crane ..........................................        213,400     7,526,618
  +Crown Holdings .................................        496,400     9,694,692
  *Federal Signal .................................        122,600     1,840,226
  *Fuller (H.B.) ..................................        235,300     7,546,071
  +Griffon ........................................        275,230     6,553,226
   IPSCO ..........................................         80,300     6,663,294
  *MacDermid ......................................        281,200     7,845,480
  +Pactiv .........................................        212,000     4,664,000
 *+PolyOne ........................................        658,100     4,231,583
  *Smith (A.O.) ...................................        102,850     3,610,035
   Spartech .......................................        270,700     5,941,865
  *Texas Industries ...............................        121,500     6,055,560
  *Westlake Chemical ..............................        197,400     5,687,094
                                                                     -----------
                                                                     104,187,987
                                                                     -----------
   BUSINESS SERVICES-2.17%
   Brink's ........................................        270,400    12,954,864
 *+United Stationers ..............................        147,400     7,148,900
                                                                     -----------
                                                                      20,103,764
                                                                     -----------
   CAPITAL SPENDING-6.79%
 *+Casella Waste Systems ..........................        482,400     6,169,896
  *Gibraltar Industries ...........................        317,300     7,278,862
   Harsco .........................................        142,300     9,606,673
  +Insituform Technologies Class A ................        199,000     3,854,630
  *Kaydon .........................................        251,900     8,096,066
  *Mueller Industries .............................        196,800     5,396,256
  *Wabtec .........................................        429,900    11,564,310
   Walter Industries ..............................        218,500    10,863,820
                                                                     -----------
                                                                      62,830,513
                                                                     -----------
   CONSUMER CYCLICAL-2.04%
   Furniture Brands International .................        195,700     4,369,981
   KB HOME ........................................        146,400    10,637,424
 *+WCI Communities ................................        142,300     3,820,755
                                                                     -----------
                                                                      18,828,160
                                                                     -----------
   CONSUMER SERVICES-12.23%
  +AnnTaylor Stores ...............................        311,300    10,746,076
  *Belo Class A ...................................        197,200     4,222,052
  *Borders Group ..................................        300,900     6,520,503
  *Cato Class A ...................................        433,200     9,292,140
   CBRL Group .....................................        201,100     7,068,665
 *+CEC Entertainment ..............................        213,400     7,264,136
  +Dollar Tree Stores .............................        311,800     7,464,492
  *K Swiss ........................................        215,100     6,977,844
   Kellwood .......................................        231,200     5,521,056
  *Kenneth Cole Productions Class A ...............        164,700     4,199,850
  +Lenox Group ....................................        153,000     2,025,720
   Meredith .......................................        105,500     5,521,870
 *+Sports Authority ...............................        222,218     6,917,646
  *Stage Stores ...................................        170,250     5,070,045
  *Thor Industries ................................        255,000    10,217,850
   Wolverine World Wide ...........................        325,350     7,307,361
 *+Zale ...........................................        272,800     6,860,920
                                                                     -----------
                                                                     113,198,226
                                                                     -----------

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                      ------------   -----------
   COMMON STOCK (CONTINUED)
   CONSUMER STAPLES-3.27%
   American Greetings Class A .....................        365,100   $ 8,021,247
   Bunge Limited ..................................        106,700     6,040,287
  +Constellation Brands ...........................        310,800     8,152,284
  +Del Monte Foods ................................        772,700     8,059,261
                                                                     -----------
                                                                      30,273,079
                                                                     -----------
   ENERGY-8.16%
 *+Energy Partners ................................        375,400     8,179,966
  +Grey Wolf ......................................      1,174,000     9,075,020
  +Newfield Exploration ...........................        168,000     8,411,760
 *+Newpark Resources ..............................        962,200     7,341,586
   Southwest Gas ..................................        249,000     6,573,600
   Tesoro .........................................         90,900     5,594,895
   TODCO ..........................................        151,300     5,758,478
 *+W-H Energy Services ............................        373,500    12,355,380
 *+Whiting Petroleum ..............................        305,900    12,236,000
                                                                     -----------
                                                                      75,526,685
                                                                     -----------
   FINANCIAL SERVICES-16.75%
  *AmerUs Group ...................................        213,400    12,093,378
   Bank of Hawaii .................................        187,600     9,668,904
  *Bankunited Financial Class A ...................        325,100     8,637,907
   Berkley (W.R.) .................................        313,462    14,927,061
  *Boston Private Financial Holdings ..............        328,500     9,992,970
   Colonial BancGroup .............................        584,700    13,927,554
   Compass Bancshares .............................         96,300     4,650,327
  *First Republic Bank ............................        266,800     9,874,268
  *Greater Bay Bancorp ............................        348,700     8,933,694
  *Harleysville Group .............................        195,700     5,186,050
  *Independent Bank ...............................         90,400     2,579,112
  *Infinity Property & Casualty ...................        182,600     6,794,546
  *MAF Bancorp ....................................        190,800     7,895,304
  *NBT Bancorp ....................................        133,000     2,871,470
   Platinum Underwriters Holdings .................        235,100     7,304,557
  *Provident Bankshares ...........................        296,500    10,012,805
  *Republic Bancorp ...............................        459,596     5,469,192
  *Sterling Financial .............................        292,520     7,307,150
 *+Triad Guaranty .................................        156,000     6,862,440
                                                                     -----------
                                                                     154,988,689
                                                                     -----------
   HEALTH CARE-7.07%
 *+Alderwoods Group ...............................        551,400     8,750,718
  *Arrow International ............................        143,200     4,151,368
 *+Bio-Rad Laboratories Class A ...................        132,300     8,657,712
  *Diagnostic Products ............................        108,400     5,262,820
  *Owens & Minor ..................................        284,600     7,835,038
  +Par Pharmaceuticals ............................        180,600     5,660,004
  +Pediatrix Medical Group ........................        107,100     9,485,847
 *+PRA International ..............................        219,100     6,167,665
  +RehabCare Group ................................        177,900     3,593,580
   Service Corp International .....................        711,500     5,820,070
                                                                     -----------
                                                                      65,384,822
                                                                     -----------

                                                               Small Cap Value-4

DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                      ------------   -----------
   COMMON STOCK (CONTINUED)
   REAL ESTATE-4.85%
  *Ashford Hospitality Trust ......................        355,700   $ 3,731,293
   Brandywine Realty Trust ........................        184,200     5,141,022
   Camden Property Trust ..........................        177,900    10,303,968
   Education Realty Trust .........................        242,100     3,120,669
  *Highland Hospitality ...........................        526,100     5,813,405
   Prentiss Properties Trust ......................        195,700     7,961,076
   Reckson Associates Realty ......................        244,300     8,789,914
                                                                     -----------
                                                                      44,861,347
                                                                     -----------
   TECHNOLOGY-13.46%
  *Acxiom .........................................        357,900     8,231,700
  +BEA Systems ....................................      1,013,200     9,524,080
 *+Bell Microproducts .............................        536,200     4,101,930
  +Brocade Communications Systems .................      2,262,200     9,207,154
 *+Checkpoint Systems .............................        338,000     8,331,700
 *+CommScope ......................................        370,500     7,458,165
  +Datastream Systems .............................        512,800     4,435,720
  +Emulex .........................................        348,100     6,888,899
  +Entegris .......................................        578,800     5,452,296
  +Ingram Micro Class A ...........................        506,300    10,090,559
 *+Insight Enterprises ............................        320,200     6,279,122
  +International Rectifier ........................        160,100     5,107,190
  +NETGEAR ........................................        212,700     4,094,475
 *+Plexus .........................................        376,600     8,563,884
   QAD ............................................        335,600     2,563,984
   Symbol Technologies ............................        409,100     5,244,662
  +Synnex .........................................        268,200     4,052,502
  +Synopsys .......................................        394,700     7,917,682
  *Technitrol .....................................        409,100     6,995,610
                                                                     -----------
                                                                     124,541,314
                                                                     -----------

                                                        NUMBER OF      MARKET
                                                         SHARES         VALUE
                                                      ------------   -----------
   COMMON STOCK (CONTINUED)
   TRANSPORTATION-3.78%

   Alexander & Baldwin ............................        244,600   $13,267,104
  +Kirby ..........................................        177,900     9,281,043
 *+SCS Transportation .............................        121,900     2,590,375
  *SkyWest ........................................        160,100     4,300,286
  +Yellow Roadway .................................        124,500     5,553,945
                                                                     -----------
                                                                      34,992,753
                                                                     -----------
   UTILITIES-2.99%
   Black Hills ....................................         88,900     3,076,829
 *+El Paso Electric ...............................        325,400     6,846,416
  *FairPoint Communications .......................        325,000     3,367,000
  *Otter Tail .....................................        231,200     6,700,176
   PNM Resources ..................................        314,250     7,695,982
                                                                     -----------
                                                                      27,686,403
                                                                     -----------
   TOTAL COMMON STOCK
   (cost $689,375,726) ............................                  877,403,742
                                                                     -----------
   EXCHANGE TRADED FUNDS-0.93%
  *iShares Russell 2000 Value Index Fund                   131,400    8,661,888
                                                                     -----------
   TOTAL EXCHANGE TRADED FUNDS
   (COST $8,690,967)                                                   8,661,888
                                                                     -----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                      ------------
   REPURCHASE AGREEMENTS-4.19%
   With BNP Paribas  3.30% 1/03/06
     (dated 12/30/05, to be repurchased at
      $24,478,972, collateralized by
      $502,000 U.S. Treasury Bills due 1/26/06,
      market value $501,144, $344,000 U.S. Treasury
      Bills due 2/23/06, market value $342,573,
      $680,000 U.S. Treasury Bills due 5/4/06,
      market value $670,381, $4,527,000 U.S.
      Treasury Bills due 6/1/06, market value
      $4,449,957, $12,693,000 U.S. Treasury Bills
      due 6/29/06, market value $12,429,257,
      $4,505,000 U.S. Treasury Notes 2.625% due
      5/15/08, market value $4,345,092, $2,259,000
      U.S. Treasury Notes 3.125% due 5/15/07,
      market value $2,230,853)                        $ 24,470,000    24,470,000

                                                               Small Cap Value-5

DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                      ------------   -----------
   REPURCHASE AGREEMENTS (CONTINUED)
   With UBS Warburg 3.40% 1/03/06
      (dated 12/30/05, to be repurchased at
      $14,288,396, collateralized by $1,660,000
      U.S. Treasury Notes 2.00% due 5/15/06,
      market value $1,649,964,
      $12,498,000 U.S. Treasury Notes 5.625%
      due 5/15/08, market value $12,932,944) ......   $14,283,000$    14,283,000
                                                                     -----------
   TOTAL REPURCHASE AGREEMENTS
   (COST $38,753,000) .............................                  $38,753,000
                                                                     -----------
   TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL-99.94%
   (COST $736,819,693) ............................                  924,818,630
                                                                     -----------
   SECURITIES LENDING COLLATERAL**-21.26%
   SHORT-TERM INVESTMENTS
   FIXED RATE NOTES-5.04%
   Citigroup Global Markets 4.29% 1/3/06 ..........     40,648,050    40,648,050
   Wilmington Trust Company
      4.05% 1/5/06 ................................      5,958,092     5,958,092
                                                                     -----------
                                                                      46,606,142
                                                                     -----------
  ~VARIABLE RATE NOTES-16.22%
   Abbey National 4.14% 1/13/06 ...................      4,408,988     4,409,580
   ANZ National 4.31% 1/30/07 .....................      1,191,618     1,191,618
   Australia New Zealand 4.35% 1/30/07 ............      5,958,092     5,958,092
   Bank of New York 4.33% 4/4/06 ..................      4,766,474     4,766,474
   Bank of the West 4.27% 3/2/06 ..................      5,958,092     5,958,092
   Bayerische Landesbank 4.40% 8/25/06 ............      5,958,092     5,958,092
   Bear Stearns
      4.14% 1/17/06 ...............................      1,191,618     1,191,822
      4.39% 6/30/06 ...............................      7,149,710     7,149,710

                                                        PRINCIPAL      MARKET
                                                         AMOUNT         VALUE
                                                      ------------   -----------
   SECURITIES LENDING COLLATERAL (CONTINUED)
   SHORT-TERM INVESTMENTS (CONTINUED)
  ~VARIABLE RATE NOTES (CONTINUED)
   Beta Finance 4.33% 4/18/06 .....................   $  5,958,092   $ 5,957,795
   Canadian Imperial Bank 4.35% 1/30/07 ...........      2,979,046     2,979,046
   CDC Financial Products 4.35% 1/30/06 ...........      7,745,519     7,745,519
   Citigroup Global Markets 4.32% 1/6/06 ..........      7,745,519     7,745,519
   Commonwealth Bank Australia
      4.35% 1/30/07 ...............................      5,958,092     5,958,092
   Credit Suisse First Boston New York
      4.35% 4/18/06 ...............................      6,434,739     6,434,739
   Goldman Sachs 4.39% 1/2/07 .....................      7,745,519     7,745,519
   Manufacturers & Traders 4.36% 9/26/06 ..........      5,958,092     5,957,005
   Marshall & Ilsley Bank 4.35% 1/30/07 ...........      6,553,901     6,553,901
   Merrill Lynch Mortgage Capital
      4.35% 1/12/06 ...............................      7,745,519     7,745,519
   Morgan Stanley 4.43% 1/2/07 ....................      7,388,034     7,388,034
   National City Bank 4.31% 1/23/06 ...............      6,792,225     6,792,347
   Nordea Bank Norge ASA 4.34% 1/30/07 ............      5,958,092     5,958,092
   Procter & Gamble 4.46% 1/30/07 .................      5,958,092     5,958,092
   Royal Bank of Scotland 4.34% 1/30/07 ...........      5,958,092     5,958,092
   Sigma Finance 4.33% 3/16/06 ....................      1,787,428     1,787,488
   Societe Generale New York
   4.26% 1/30/07 ..................................      2,979,046     2,979,046
   Toyota Motor Credit 4.30% 6/23/06 ..............      5,958,092     5,958,394
   Wells Fargo 4.36% 1/30/07 ......................      5,958,092     5,958,092
                                                                     -----------
                                                                     150,143,811
                                                                     -----------
   TOTAL SECURITIES LENDING COLLATERAL
   (COST $196,749,953) ............................                  196,749,953
                                                                     -----------

TOTAL MARKET VALUE OF SECURITIES-121.20%
 (COST $933,569,646) .......................................      1,121,568,583#

OBLIGATION TO RETURN SECURITIES LENDING
 COLLATERAL**-(21.26%) .....................................       (196,749,953)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.06% ......            537,392
                                                                  -------------
NET ASSETS APPLICABLE TO 30,049,704 SHARES
 OUTSTANDING-100.00% .......................................      $ 925,356,022
                                                                  =============
NET ASSET VALUE-DELAWARE VIP SMALL CAP VALUE SERIES STANDARD
 CLASS ($413,632,605 / 13,416,027 SHARES) ..................      $       30.83
                                                                  -------------

NET ASSET VALUE-DELAWARE VIP SMALL CAP VALUE SERIES SERVICE
 CLASS ($511,723,417 / 16,633,677 SHARES) ..................      $       30.76
                                                                  -------------

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited
 authorization-no par) .....................................      $ 670,149,574
Undistributed net investment income ........................          2,582,794
Accumulated net realized gain on investments ...............         64,624,763
Net unrealized appreciation of investments
 and foreign currencies ....................................        187,998,891
                                                                  -------------
Total net assets ...........................................      $ 925,356,022
                                                                  =============

----------
+Non-income producing security for the year ended December 31, 2005.
*Fully or partially on loan.
**See Note #7 in "Notes to Financial Statements."
~Variable rate securities. The interest rate shown is the rate as of December 31, 2005.
#Includes $191,445,085 of securities loaned.

                             See accompanying notes

                                                               Small Cap Value-6

DELAWARE VIP TRUST-
DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends ..................................................   $  8,893,646
Interest ...................................................      1,321,485
Securities lending income ..................................        220,663
Foreign tax withheld .......................................         (3,084)
                                                               ------------
                                                                 10,432,710
                                                               ------------
EXPENSES:
Management fees ............................................      6,040,727
Distribution expenses - Service Class ......................      1,341,081
Accounting and administration expenses .....................        306,522
Reports and statements to shareholders .....................        281,139
Legal and professional fees ................................        122,041
Dividend disbursing and transfer agent fees and expenses ...         82,847
Insurance fees .............................................         63,850
Trustees' fees .............................................         43,835
Custodian fees .............................................         32,002
Registration fees ..........................................         18,609
Taxes (other than taxes on income) .........................         18,146
Pricing fees ...............................................            827
Other ......................................................         20,300
                                                               ------------
                                                                  8,371,926
                                                               ------------
Less waiver of distribution expenses - Service Class .......       (223,514)
Less expense paid indirectly ...............................         (2,809)
                                                               ------------
Total expenses .............................................      8,145,603
                                                               ------------
NET INVESTMENT INCOME ......................................      2,287,107
                                                               ------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
 Investments ...............................................     65,405,164
 Foreign currencies ........................................            139
                                                               ------------
Net realized gain ..........................................     65,405,303
Net change in unrealized appreciation/
 depreciation of investments and foreign currencies ........      7,533,798
                                                               ------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ............................................     72,939,101
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................   $ 75,226,208
                                                               ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP SMALL CAP VALUE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR ENDED
                                                 ----------------------------
                                                   12/31/05        12/31/04
                                                 ------------    ------------
INCREASE IN NET ASSETS
   FROM OPERATIONS:
Net investment income ........................   $  2,287,107    $  1,971,852
Net realized gain on investments .............     65,405,303      57,913,277
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currencies ........................      7,533,798      63,181,985
                                                 ------------    ------------
Net increase in net assets resulting
   from operations ...........................     75,226,208     123,067,114
                                                 ------------    ------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
Net investment income:
 Standard Class ..............................     (1,473,097)       (565,239)
 Service Class ...............................       (662,000)        (53,872)
Net realized gain on investments:
 Standard Class ..............................    (27,988,835)     (5,641,727)
 Service Class ...............................    (29,872,730)     (5,699,617)
                                                 ------------    ------------
                                                  (59,996,662)    (11,960,455)
                                                 ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
 Standard Class ..............................    137,932,285      71,444,461
 Service Class ...............................    111,030,783     108,404,293
Net asset value of shares issued upon
reinvestment of dividends and distributions:
 Standard Class ..............................     29,461,932       6,206,966
 Service Class ...............................     30,534,730       5,753,489
                                                 ------------    ------------
                                                  308,959,730     191,809,209
                                                 ------------    ------------
Cost of shares repurchased:
 Standard Class ..............................    (98,348,749)    (55,869,876)
 Service Class ...............................    (39,373,596)    (22,826,047)
                                                 ------------    ------------
                                                 (137,722,345)    (78,695,923)
                                                 ------------    ------------
Increase in net assets derived from
 capital share transactions ..................    171,237,385     113,113,286
                                                 ------------    ------------
NET INCREASE IN NET ASSETS ...................    186,466,931     224,219,945

NET ASSETS:
Beginning of year ............................    738,889,091     514,669,146
                                                 ------------    ------------
End of year (including undistributed
 net investment income of $2,582,794
 and $2,430,645, respectively) ...............   $925,356,022    $738,889,091
                                                 ============    ============

                             See accompanying notes

                                                               Small Cap Value-7

Delaware VIP Trust-Delaware VIP Small Cap Value Series
Financial Highlights

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      DELAWARE VIP SMALL CAP VALUE SERIES STANDARD CLASS
                                                                                        YEAR ENDED
                                                          ----------------------------------------------------------------------
                                                           12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period ..................   $   30.450     $   25.640     $   18.140     $   19.530     $   17.650
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) ..............................        0.121          0.122          0.068          0.101          0.162
Net realized and unrealized gain (loss) on investments         2.539          5.270          7.513         (1.149)         1.899
                                                          ----------     ----------     ----------     ----------     ----------
Total from investment operations ......................        2.660          5.392          7.581         (1.048)         2.061
                                                          ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .................................       (0.114)        (0.053)        (0.081)        (0.104)        (0.181)
Net realized gain on investments ......................       (2.166)        (0.529)             -         (0.238)             -
                                                          ----------     ----------     ----------     ----------     ----------
Total dividends and distributions .....................       (2.280)        (0.582)        (0.081)        (0.342)        (0.181)
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ........................   $   30.830     $   30.450     $   25.640     $   18.140     $   19.530
                                                          ==========     ==========     ==========     ==========     ==========
Total return(2) .......................................         9.42%         21.48%         41.98%         (5.60%)        11.84%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...............   $  413,633     $  339,542     $  265,739     $  170,630     $  152,827
Ratio of expenses to average net assets ...............         0.85%          0.83%          0.86%          0.85%          0.84%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid indirectly ...         0.85%          0.83%          0.86%          0.85%          0.86%
Ratio of net investment income to average net assets ..         0.41%          0.46%          0.32%          0.52%          0.89%
Ratio of net investment income to average net
 assets prior to expense limitation and expenses
 paid indirectly ......................................         0.41%          0.46%          0.32%          0.52%          0.87%
Portfolio turnover ....................................           32%            37%            41%            43%            73%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Small Cap Value-8

DELAWARE VIP SMALL CAP VALUE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                      DELAWARE VIP SMALL CAP VALUE SERIES SERVICE CLASS
                                                                                        YEAR ENDED
                                                          ----------------------------------------------------------------------
                                                           12/31/05       12/31/04       12/31/03       12/31/02       12/31/01
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value, beginning of period ..................   $   30.390     $   25.610     $   18.130     $   19.520     $   17.650

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)...............................        0.048          0.056          0.020          0.072          0.135
Net realized and unrealized gain (loss) on investments         2.536          5.258          7.512         (1.147)         1.900
                                                          ----------     ----------     ----------     ----------     ----------
Total from investment operations ......................        2.584          5.314          7.532         (1.075)         2.035
                                                          ----------     ----------     ----------     ----------     ----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .................................       (0.048)        (0.005)        (0.052)        (0.077)        (0.165)
Net realized gain on investments ......................       (2.166)        (0.529)             -         (0.238)             -
                                                          ----------     ----------     ----------     ----------     ----------
Total dividends and distributions .....................       (2.214)        (0.534)        (0.052)        (0.315)        (0.165)
                                                          ----------     ----------     ----------     ----------     ----------
Net asset value, end of period ........................   $   30.760     $   30.390     $   25.610     $   18.130     $   19.520
                                                          ==========     ==========     ==========     ==========     ==========

Total return(2)........................................         9.15%         21.16%         41.66%         (5.72%)        11.68%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ...............   $  511,723     $  399,347     $  248,930     $  124,241     $   46,049
Ratio of expenses to average net assets ...............         1.10%          1.08%          1.08%          1.00%          0.99%
Ratio of expenses to average net assets prior
 to expense limitation and expenses paid indirectly ...         1.15%          1.13%          1.11%          1.00%          1.01%
Ratio of net investment income to average net assets ..         0.16%          0.21%          0.10%          0.37%          0.74%
Ratio of net investment income to average net assets
 prior to expense limitation and expenses
 paid indirectly ......................................         0.11%          0.16%          0.07%          0.37%          0.72%
Portfolio turnover ....................................           32%            37%            41%            43%            73%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                               Small Cap Value-9

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Small Cap Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series. Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq) are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $48,570 for the year ended December 31, 2005. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through June 30, 2006. No reimbursement was due for the year ended December 31, 2005.

                                                              Small Cap Value-10

DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

                         DIVIDEND DISBURSING,                         OTHER
      INVESTMENT           TRANSFER AGENT,                           EXPENSES
      MANAGEMENT    ACCOUNTING AND ADMINISTRATION   DISTRIBUTION     PAYABLE
      FEE PAYABLE      FEES AND OTHER EXPENSES      FEE PAYABLE     TO DMC AND
        TO DMC             PAYABLE TO DSC             TO DDLP      AFFILIATES*
     ------------   -----------------------------   ------------   ------------
       $ 575,822              $ 47,813                $ 210,994      $ 87,854

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $53,192 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

   Purchases ...............................................    $   364,927,964
   Sales ...................................................    $   248,237,279

At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                         AGGREGATE        AGGREGATE
         COST OF        UNREALIZED       UNREALIZED      NET UNREALIZED
       INVESTMENTS     APPRECIATION     DEPRECIATION      DEPRECIATION
     --------------   --------------   --------------    --------------
      $ 934,156,180    $209,340,780     $(21,928,377)    $  187,412,403

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                 YEAR             YEAR
                                ENDED            ENDED
                               12/31/05         12/31/04
                             ------------     -------------
Ordinary income ..........   $ 19,979,753     $  3,256,134
Long-term capital gain ...     40,016,909        8,704,321
                             ------------     -------------
Total ....................   $ 59,996,662     $ 11,960,455
                             ============     =============

                                                              Small Cap Value-11

DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ..............................   $  670,149,574
Undistributed ordinary income ..............................       22,046,806
Undistributed long-term capital gain .......................       47,340,484
Post-October losses ........................................       (1,593,199)
Unrealized appreciation of investments
   and foreign currencies ..................................      187,412,357
                                                               --------------
Net assets .................................................   $  925,356,022
                                                               ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2005 through December 31, 2005 that, in accordance with federal income tax regulations, the Series has elected to defer and treat as having arisen in the following fiscal year.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Series recorded the following reclassifications.

                        UNDISTRIBUTED       ACCUMULATED
                          NET               NET REALIZED
                      INVESTMENT INCOME     GAIN (LOSS)
                      -----------------     ------------
                            $  139            $ (139)

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                  YEAR          YEAR
                                                  ENDED         ENDED
                                                 12/31/05      12/31/04
                                               -----------    -----------
Shares sold:
 Standard Class ............................     4,608,864      2,661,557
 Service Class .............................     3,758,275      4,063,587

Shares issued upon reinvestment of dividends and distributions:

 Standard Class ............................     1,042,531        244,465
 Service Class .............................     1,080,493        226,605
                                               -----------    -----------
                                                10,490,163      7,196,214
                                               -----------    -----------
Shares repurchased:
 Standard Class ............................    (3,386,928)    (2,118,190)
 Service Class .............................    (1,345,123)      (869,992)
                                               -----------    -----------
                                                (4,732,051)    (2,988,182)
                                               -----------    -----------
Net increase ...............................     5,758,112      4,208,032
                                               ===========    ===========

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005 or at any time during the year.
                                                              Small Cap Value-12

DELAWARE VIP SMALL CAP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

7. SECURITIES LENDING

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2005, the market value of securities on loan was $191,445,085, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK

The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

9. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

10. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2005, the Series designates distributions paid during the year as follows:

       (A)               (B)
    LONG-TERM          ORDINARY
   CAPITAL GAINS        INCOME             TOTAL             (C)
   DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTION      QUALIFYING
    (TAX BASIS)       (TAX BASIS)       (TAX BASIS)      DIVIDENDS(1)
   --------------   ---------------   -------------      ------------
         67%               33%             100%             45%

----------
(A) and (B) are based on a percentage of the Series' total distributions.
(C) is based on a percentage of the Series' ordinary income distributions.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                                              Small Cap Value-13

DELAWARE VIP TRUST-DELAWARE VIP SMALL CAP VALUE SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Small Cap Value Series

We have audited the accompanying statement of net assets of the Delaware VIP Small Cap Value Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Small Cap Value Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 10, 2006

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                              Small Cap Value-14

DELAWARE INVESTMENTS(R)FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.


                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INTERESTED TRUSTEES

  JUDE T. DRISCOLL(2)          Chairman,         5 Years -          Since August 2000,               87                 None
  2005 Market Street           President,        Executive      Mr. Driscoll has served in
   Philadelphia, PA         Chief Executive       Officer      various executive capacities
         19103                Officer and        2 Years -        at different times at
                                Trustee           Trustee         Delaware Investments(1)
     March 10, 1963


INDEPENDENT TRUSTEES

   THOMAS L. BENNETT            Trustee             Since           Private Investor -               87                 None
  2005 Market Street                           March 23, 2005     (March 2004 - Present)
   Philadelphia, PA
         19103                                                     Investment Manager -
                                                                   Morgan Stanley & Co.
    October 4, 1947                                             (January 1984 - March 2004)

       JOHN A. FRY              Trustee            4 Years              President -                  87              Director -
   2005 Market Street                                          Franklin & Marshall College                        Community Health
    Philadelphia, PA                                               (June 2002 - Present)                               Systems
         19103
                                                                Executive Vice President -
      May 28, 1960                                              University of Pennsylvania
                                                                 (April 1995 - June 2002)

    ANTHONY D. KNERR            Trustee           12 Years      Founder/Managing Director -          87                 None
   2005 Market Street                                           Anthony Knerr & Associates
    Philadelphia, PA                                              (Strategic Consulting)
         19103                                                       (1990 - Present)

    December 7, 1938

  LUCINDA S. LANDRETH           Trustee             Since       Chief Investment Officer -           87                 None
  2005 Market Street                           March 23, 2005         Assurant, Inc.
   Philadelphia, PA                                                    (Insurance)
         19103                                                        (2002 - 2004)

     June 24, 1947

      ANN R. LEVEN              Trustee           16 Years        Treasurer/Chief Fiscal             87             Director and
   2005 Market Street                                           Officer - National Gallery                        Audit Committee
    Philadelphia, PA                                               of Art (1994 - 1999)                          Chairperson - Andy
         19103                                                                                                   Warhol Foundation

    November 1, 1940                                                                                             Director and Audit
                                                                                                                 Committee Member -
                                                                                                                    Systemax Inc.

                                                              Small Cap Value-15

                                                                                                  NUMBER OF            OTHER
                                                                        PRINCIPAL            PORTFOLIOS IN FUND     DIRECTORSHIPS
          NAME,               POSITION(S)          LENGTH             OCCUPATION(S)           COMPLEX OVERSEEN         HELD BY
         ADDRESS              HELD WITH            OF TIME               DURING                  BY TRUSTEE            TRUSTEE
     AND BIRTHDATE             FUND(S)             SERVED             PAST 5 YEARS               OR OFFICER          OR OFFICER
------------------------  -------------------  --------------  ----------------------------  ------------------  ------------------
INDEPENDENT TRUSTEES

   THOMAS F. MADISON            Trustee           11 Years            President/Chief                87              Director -
   2005 Market Street                                               Executive Officer -                            Banner Health
    Philadelphia, PA                                                MLM Partners, Inc.
         19103                                                  (Small Business Investing                            Director -
                                                                      and Consulting)                            CenterPoint Energy
   February 25, 1936                                             (January 1993 - Present)

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Rimage Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.

    JANET L. YEOMANS            Trustee            6 Years            Vice President                 87                 None
   2005 Market Street                                            (January 2003 - Present)
    Philadelphia, PA                                                  and Treasurer
         19103                                                   (January 2006 - Present)
                                                                      3M Corporation

     July 31, 1948                                                 Ms. Yeomans has held
                                                               various management positions
                                                                     at 3M Corporation
                                                                        since 1983.

   J. RICHARD ZECHER            Trustee            Since                Founder -                    87          Director and Audit
   2005 Market Street                          March 23, 2005       Investor Analytics                           Committee Member -
    Philadelphia, PA                                                (Risk Management)                            Investor Analytics
         19103                                                     (May 1999 - Present)

                                                                                                                 Director and Audit
     July 3, 1940                                                                                                Committee Member -
                                                                                                                    Oxigene, Inc.


OFFICERS

   MICHAEL P. BISHOF            Senior              Chief        Mr. Bishof has served in            87                 None(3)
   2005 Market Street     Vice President and      Financial    various executive capacities
    Philadelphia, PA        Chief Financial     Officer since       at different times at
         19103                  Officer         February 17,       Delaware Investments.
                                                    2005

     August 18, 1962

    DAVID F. CONNOR         Vice President,    Vice President    Mr. Connor has served as            87                 None(3)
   2005 Market Street       Deputy General         since        Vice President and Deputy
    Philadelphia, PA         Counsel and        September 21,   General Counsel of Delaware
         19103                Secretary           2000 and        Investments since 2000.
                                                 Secretary
                                                   since
                                                 October 25,
                                                   2005

     December 2, 1963

   DAVID P. O'CONNOR          Senior Vice       Senior Vice     Mr. O'Connor has served in           87                 None(3)
   2005 Market Street         President,        President,     various executive and legal
    Philadelphia, PA        General Counsel       General        capacities at different
         19103                 and Chief        Counsel and         times at Delaware
                             Legal Officer      Chief Legal            Investments.
                                               Officer since
                                               October 25,
                                                   2005
     February 21, 1966

    JOHN J. O'CONNOR          Senior Vice        Treasurer      Mr. O'Connor has served in           87                 None(3)
   2005 Market Street        President and         since       various executive capacities
    Philadelphia, PA          Treasurer         February 17,      at different times at
         19103                                     2005           Delaware Investments.

     June 16, 1957


----------
(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                              Small Cap Value-16

DELAWARE VIP TRUST - DELAWARE VIP TREND SERIES

     For the 12-month period ended December 31, 2005, Delaware VIP Trend Series returned 5.86% on Standard Class shares and 5.61% for Service Class shares (both figures reflect all distributions reinvested). During the same 12-month period, the Russell 2000 Growth Index - which is the Series' benchmark - returned 4.15%.

     Early in the fiscal year, sector selection played a role in determining performance relative to the benchmark. Energy was particularly strong throughout much of the year, and we made a decision not to chase this hot sector of the market. As a result, the Series' performance compared to the Russell 2000 Growth Index was impacted negatively by a generally light exposure to this strong-performing energy sector.

     Later in the year, markets saw a reversal in leadership, with consumer-related stocks rebounding strongly and the energy sector declining from its lofty post--Hurricane Katrina levels, as oil prices fell. Over the course of the year, we decreased the Series' weighting in consumer-related stocks dramatically, frequently re-allocating those assets to technology, where by mid-year our allocation was back in line with the benchmark. Our general strategy with regard to consumer stocks was to retain only high-quality consumer names that we think should still be able to generate solid results, and would be the beneficiaries of a return to a more neutral sentiment.

     Changes in portfolio positioning throughout the past year have reduced the portfolio's sensitivity to the performance of any particular sector, while we continue to focus on stock selection-finding and holding individual companies that have delivered and will be able to continue to deliver strong sales and profit growth.

Performance of a $10,000 Investment:

                    Russell 2000      Trend
                    ------------      -----
Dec 31 '95            $10,000        $10,000
Dec 31 '96            $11,099        $11,126
Dec 31 '97            $13,471        $12,566
Dec 31 '98            $15,631        $12,721
Dec 31 '99            $26,643        $18,203
Dec 31 '00            $24,809        $14,120
Dec 31 '01            $21,004        $12,816
Dec 31 '02            $16,817        $ 8,938
Dec 31 '03            $22,719        $13,277
Dec 31 '04            $25,583        $15,177
Dec 31 '05            $27,082        $15,806

                                  DELAWARE VIP
                                  TREND SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                    FOR THE PERIODS ENDED DECEMBER 31, 2005

                                   STANDARD CLASS    SERVICE CLASS
                                       SHARES*          SHARES**
                                   --------------    -------------
LIFETIME                                   +11.83%           -1.60%
TEN YEAR                                   +10.48%              --
FIVE YEAR                                   +1.77%           +1.56%
ONE YEAR                                    +5.86%           +5.61%

 * Commenced operations on December 27, 1993.

** Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in the Delaware VIP Trend Series Standard Class shares and the Russell 2000 Growth Index for the period from December 31, 1995 through December 31, 2005. All distributions were reinvested. The Russell 2000 Growth Index is an unmanaged composite that measures the stocks of small, growth-oriented companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for the Delaware VIP Trend Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus. Series that invest in small and/or medium-sized companies typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

                                                                         Trend-1

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES
The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect for Service Class shares. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                            EXPENSES
                                 BEGINNING      ENDING                    PAID DURING
                                  ACCOUNT       ACCOUNT      ANNUALIZED      PERIOD
                                   VALUE         VALUE        EXPENSE      7/1/05 TO
                                  7/1/05        12/31/05       RATIOS      12/31/05*
                                -----------   -----------   -----------   -----------
ACTUAL SERIES RETURN
Standard Class                  $  1,000.00   $  1,106.10          0.87%  $      4.62
Service Class                      1,000.00      1,104.40          1.12%         5.94
                                -----------   -----------   -----------   -----------
HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $  1,000.00   $  1,020.82          0.87%  $      4.43
Service Class                      1,000.00      1,019.56          1.12%         5.70
                                -----------   -----------   -----------   -----------

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                         Trend-2

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
SECTOR ALLOCATION
As of December 31, 2005

Sector designations may be different than the sector designations presented in other Series materials.

                                                          PERCENTAGE
SECTOR                                                   OF NET ASSETS
------------------------------------------------------   -------------
COMMON STOCK                                                     97.48%
                                                         -------------
Basic Industry/Capital Goods                                      6.75%
Business Services                                                 7.94%
Consumer Durables                                                 1.49%
Consumer Non-Durables                                             8.36%
Consumer Services                                                11.81%
Energy                                                            2.96%
Financials                                                        9.40%
Health Care                                                      19.62%
Technology                                                       25.96%#
Transportation                                                    3.19%
                                                         -------------
REPURCHASE AGREEMENTS                                             1.48%
                                                         -------------
SECURITIES LENDING COLLATERAL                                    21.91%
                                                         -------------
TOTAL MARKET VALUE OF SECURITIES                                120.87%
                                                         -------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL              (21.91)%
                                                         -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                   1.04%
                                                         -------------
TOTAL NET ASSETS                                                100.00%
                                                         -------------

# Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

                                                                         Trend-3

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
STATEMENT OF NET ASSETS
December 31, 2005

                                                  NUMBER OF       MARKET
                                                   SHARES         VALUE
                                                ------------   ------------
   COMMON STOCK-97.48%
   BASIC INDUSTRY/CAPITAL GOODS-6.75%
  *AMCOL International ......................        186,000   $  3,816,720
  *Bucyrus International Class A ............        148,700      7,836,490
  +Mettler-Toledo International .............        171,900      9,488,880
   MSC Industrial Direct Class A ............        297,400     11,961,428
 *+Paxar ....................................        273,000      5,358,990
                                                               ------------
                                                                 38,462,508
                                                               ------------
   BUSINESS SERVICES-7.94%
  +Advisory Board ...........................        145,000      6,912,150
*+Bright Horizons Family Solutions ..........        216,100      8,006,505
  +Fisher Scientific International ..........        153,800      9,514,068
  +Monster Worldwide ........................        264,900     10,813,218
*+Resources Connection ......................        383,300      9,988,798
                                                               ------------
                                                                 45,234,739
                                                               ------------
   CONSUMER DURABLES-1.49%
  *Winnebago Industries .....................        255,400      8,499,712
                                                               ------------
                                                                  8,499,712
                                                               ------------
   CONSUMER NON-DURABLES-8.36%
  +Carter's .................................        247,000     14,535,950
  +Coach ....................................        625,700     20,860,838
*+DSW Class A ...............................        183,400      4,808,748
*+Peet's Coffee & Tea .......................        107,100      3,250,485
*+Tractor Supply ............................         78,800      4,171,672
                                                               ------------
                                                                 47,627,693
                                                               ------------
   CONSUMER SERVICES-11.81%
  +Cheesecake Factory .......................        222,937      8,335,614
  +Getty Images .............................         83,800      7,480,826
*+Kerzner International .....................        112,200      7,713,750
*+P.F. Chang's China Bistro .................        111,400      5,528,782
  +Sonic ....................................        356,343     10,512,119
*+Texas Roadhouse ...........................        376,800      5,859,240
  +West .....................................        280,300     11,814,645
*+Wynn Resorts ..............................        183,500     10,064,975
                                                               ------------
                                                                 67,309,951
                                                               ------------
   ENERGY-2.96%
*+Cal Dive International ....................        154,600      5,548,594
  *Carbo Ceramics ...........................         62,050      3,507,066
*+Hydril ....................................        124,800      7,812,480
                                                               ------------
                                                                 16,868,140
                                                               ------------
   FINANCIALS-9.40%
   Aspen Insurance Holdings .................        153,300      3,628,611
   City National ............................        110,500      8,004,620
  *Delphi Financial Group Class A ...........        117,500      5,406,175
   Hanover Insurance Group ..................        139,600      5,831,092
  *IPC Holdings .............................         82,200      2,250,636
   PartnerRe ................................        125,400      8,235,018
  *UCBH Holdings ............................         92,200      1,648,536
   Waddell & Reed Financial Class A .........        329,900      6,918,003
   Webster Financial ........................        130,400      6,115,760
  *Whitney Holding ..........................        201,300      5,547,828
                                                               ------------
                                                                 53,586,279
                                                               ------------

                                                  NUMBER OF       MARKET
                                                   SHARES         VALUE
                                                ------------   ------------
   COMMON STOCK (CONTINUED)
   HEALTH CARE-19.62%
*+Align Technology ..........................        567,100   $  3,669,137
  +Amylin Pharmaceuticals ...................        156,600      6,251,472
+#Conceptus Restricted ......................        298,400      3,765,808
  +CV Therapeutics ..........................        161,300      3,988,949
  +Cytyc ....................................        245,200      6,921,996
*+Digene ....................................        198,300      5,784,411
  +Encysive Pharmaceuticals .................        780,600      6,158,934
*+Exelixis ..................................        435,400      4,101,468
*+First Horizon Pharmaceutical ..............        355,000      6,123,750
*+MGI Pharma ................................        504,200      8,652,072
*+Nektar Therapeutics .......................        441,600      7,268,736
*+Neurocrine Biosciences ....................        139,400      8,744,562
*+Par Pharmaceuticals .......................        161,200      5,052,008
*+Progenics Pharmaceuticals .................        249,200      6,232,492
  +Protein Design Labs ......................        445,500     12,661,110
*+Telik .....................................        455,400      7,737,246
*+United Therapeutics .......................        126,200      8,722,944
                                                               ------------
                                                                111,837,095
                                                               ------------
   TECHNOLOGY-25.96%~
*+Akamai Technologies .......................        372,300      7,419,939
*+American Reprographics ....................        408,500     10,379,985
  +Avocent ..................................        192,500      5,234,075
*+Cymer .....................................        150,200      5,333,602
  +F5 Networks ..............................        132,700      7,589,113
  +Fairchild Semiconductor Class A ..........        172,800      2,922,048
 *+FormFactor ...............................         42,500      1,038,275
  *Henry (Jack) & Associates ................        151,800      2,896,344
  +Hutchinson Technology ....................        135,900      3,866,355
*+Informatica ...............................        754,400      9,052,800
  +Mercury Interactive ......................         52,400      1,456,196
*+Micromuse .................................        459,900      4,548,411
*+Microsemi .................................        309,000      8,546,940
  +NAVTEQ ...................................        124,800      5,474,976
  +Opsware ..................................      1,074,500      7,295,855
  +Polycom ..................................        482,100      7,376,130
  +RSA Security .............................          7,400         83,102
*+SafeNet ...................................        100,500      3,238,110
*+salesforce.com ............................        204,300      6,547,815
*+Semtech ...................................        364,800      6,661,248
*+Tekelec ...................................        564,700      7,849,330
  +TIBCO Software ...........................        712,100      5,319,387
  +Vishay Intertechnology ...................        484,300      6,663,968
*+Websense ..................................        210,700     13,830,348
*+Wind River Systems ........................        493,500      7,288,995
                                                               ------------
                                                                147,913,347
                                                               ------------
   TRANSPORTATION-3.19%
   Hunt (J.B.) Transport ....................        328,800      7,444,032
   UTi Worldwide ............................        115,600     10,732,304
                                                               ------------
                                                                 18,176,336
                                                               ------------
   TOTAL COMMON STOCK
   (COST $393,663,021) ......................                   555,515,800
                                                               ============

                                                                         Trend-4

DELAWARE VIP TREND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
REPURCHASE AGREEMENTS-1.48%
With BNP Paribas 3.30% 1/3/06
   (dated 12/30/05, to be repurchased
   at $5,323,951, collateralized by
   $109,000 U.S. Treasury Bills
   due 1/26/06, market value
   $109,002, $75,000 U.S. Treasury
   Bills due 2/23/06, market
   value $74,512, $148,000 U.S. .............
   Treasury Bills due 5/4/06, market
   value $145,812, $985,000
   U.S. Treasury Bills
   due 6/1/06, market value
   $967,891, $2,761,000 U.S. ................
   Treasury Bills due 6/29/06,
   market value $2,703,435,
   $980,000 U.S. Treasury Notes
   2.625% due 5/15/08, market
   value $945,082 and $491,000
   U.S. Treasury Notes 3.125%
   due 5/15/07, market
   value $485,223) ..........................   $  5,322,000   $  5,322,000
With UBS Warburg 3.40% 1/3/06
   (dated 12/30/05, to be repurchased
   at $3,108,174, collateralized by
   $361,000 U.S. Treasury Notes
   2.00% due 5/15/06, market value
   $358,877 and $2,718,000 U.S. .............
   Treasury Notes 5.625% due 5/15/08,
   market value $2,812,990) .................      3,107,000      3,107,000
                                                               ------------
TOTAL REPURCHASE AGREEMENTS
   (COST $8,429,000) ........................                     8,429,000
                                                               ------------
TOTAL MARKET VALUE OF SECURITIES BEFORE
   SECURITIES LENDING COLLATERAL-98.96%
   (COST $402,092,021) ......................                   563,944,800
                                                               ------------
SECURITIES LENDING COLLATERAL**-21.91%
SHORT-TERM INVESTMENTS
FIXED RATE NOTES-5.19%
Citigroup Global Markets
   4.29% 1/3/06 .............................     25,800,423     25,800,423
Wilmington Trust Company
   4.05% 1/5/06 .............................      3,781,763      3,781,763
                                                               ------------
                                                                 29,582,186
                                                               ------------

                                                  PRINCIPAL       MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------

SECURITIES LENDING COLLATERAL
  (CONTINUED)
SHORT TERM INVESTMENT (CONTINUED)
  >VARIABLE RATE NOTES-16.72%
   Abbey National 4.14% 1/13/06 .............   $  2,798,505   $  2,798,880
   ANZ National 4.31% 1/30/07 ...............        756,353        756,353
   Australia New Zealand 4.35% 1/30/07 ......      3,781,763      3,781,763
   Bank of New York 4.33% 4/4/06 ............      3,025,410      3,025,410
   Bank of the West 4.27% 3/2/06 ............      3,781,763      3,781,763
   Bayerische Landesbank 4.40% 8/25/06 ......      3,781,763      3,781,763
   Bear Stearns
     4.14% 1/17/06 ..........................        756,353        756,482
     4.39% 6/30/06 ..........................      4,538,116      4,538,116
   Beta Finance 4.33% 4/18/06 ...............      3,781,763      3,781,574
   Canadian Imperial Bank
     4.35% 1/30/07 ..........................      1,890,882      1,890,882
   CDC Financial Products
     4.35% 1/30/06 ..........................      4,916,292      4,916,292
   Citigroup Global Markets
     4.32% 1/6/06 ...........................      4,916,292      4,916,292
   Commonwealth Bank Australia
     4.35% 1/30/07 ..........................      3,781,763      3,781,763
   Credit Suisse First Boston New York
     4.35% 4/18/06 ..........................      4,084,304      4,084,304
   Goldman Sachs 4.39% 1/2/07 ...............      4,916,292      4,916,292
   Manufacturers & Traders
     4.36% 9/26/06 ..........................      3,781,763      3,781,073
   Marshall & Ilsley Bank
     4.35% 1/30/07 ..........................      4,159,939      4,159,939
   Merrill Lynch Mortgage Capital
     4.35% 1/12/06 ..........................      4,916,292      4,916,292
   Morgan Stanley 4.43% 1/2/07 ..............      4,689,386      4,689,386
   National City Bank 4.31% 1/23/06 .........      4,311,210      4,311,287
   Nordea Bank Norge ASA
     4.34% 1/30/07 ..........................      3,781,763      3,781,763
   Proctor & Gamble
     4.46% 1/30/07 ..........................      3,781,763      3,781,763
   Royal Bank of Scotland
     4.34% 1/30/07 ..........................      3,781,763      3,781,763
   Sigma Finance 4.33% 3/16/06 ..............      1,134,529      1,134,567
   Societe Generale New York
    4.26% 1/30/07 ...........................      1,890,881      1,890,881
   Toyota Motor Credit
     4.30% 6/23/06 ..........................      3,781,763      3,781,952
   Wells Fargo 4.36% 1/30/07 ................      3,781,763      3,781,763
                                                               ------------
                                                                 95,300,358
                                                               ------------
   TOTAL SECURITIES LENDING
    COLLATERAL (124,882,544) ................                   124,882,544
                                                               ------------

                                                                         Trend-5

DELAWARE VIP TREND SERIES
STATEMENT OF NET ASSETS (CONTINUED)

TOTAL MARKET VALUE OF SECURITIES-120.87% (COST $526,974,565) ..................................   $   688,827,344>>

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(21.91%) .................................      (124,882,544)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-1.04% .........................................         5,941,571
                                                                                                  ---------------
NET ASSETS APPLICABLE TO 17,559,055 SHARES OUTSTANDING-100.00% ................................   $   569,886,371
                                                                                                  ===============
NET ASSET VALUE-DELAWARE VIP TREND SERIES STANDARD CLASS ($450,525,629 / 13,849,229 SHARES) ...   $         32.53
                                                                                                  ===============
NET ASSET VALUE-DELAWARE VIP TREND SERIES SERVICE CLASS ($119,360,742 / 3,709,826 SHARES) .....   $         32.17
                                                                                                  ===============
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no par) ................................   $   487,841,784
Accumulated net realized loss on investments ..................................................       (79,808,192)
Net unrealized appreciation of investments ....................................................       161,852,779
                                                                                                  ---------------
Total net assets ..............................................................................   $   569,886,371
                                                                                                  ===============

----------
 +Non-income producing security for the year ended December 31, 2005.
 >Variable rate securities. The interest rate shown is the rate as of
  December 31, 2005.
 *Fully or partially on loan.
**See Note 7 in "Notes to Financial Statements."
>>Includes $121,310,268 of securities loaned.
 #Restricted Security. Investment in a security not registered under the Securities Act of 1933. This security has certain restrictions on resale which may limit its liquidity. At December 31, 2005, the aggregate amount of the restricted security equals $3,765,808 or 0.66% of the Series' net assets. See
  Note 8 in "Notes to Financial Statements."
 ~Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.

See accompanying notes

                                                                         Trend-6

DELAWARE VIP TRUST-
DELAWARE VIP TREND SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends ................................................   $    2,260,509
Interest .................................................          358,778
Securities lending income ................................          277,753
Foreign tax withheld .....................................             (984)
                                                             --------------
                                                                  2,896,056
                                                             --------------

EXPENSES:
Management fees ..........................................        4,221,261
Distribution expenses-Service Class ......................          332,544
Reports and statements to shareholders ...................          252,846
Accounting and administration expenses ...................          208,773
Legal and professional fees ..............................           85,902
Dividend disbursing and transfer agent fees
   and expenses ..........................................           56,851
Insurance fees ...........................................           45,502
Trustees' fees ...........................................           29,966
Custodian fees ...........................................           22,298
Taxes (other than taxes on income) .......................           13,769
Pricing fees .............................................              560
Registration fees ........................................               83
Other ....................................................           17,524
                                                             --------------
                                                                  5,287,879
Less waiver of distribution expenses - Service Class .....          (55,424)
Less expense paid indirectly .............................             (819)
                                                             --------------
Total expenses ...........................................        5,231,636
                                                             --------------
NET INVESTMENT LOSS ......................................       (2,335,580)
                                                             --------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain on:
   Investments ...........................................       61,609,982
   Foreign currencies ....................................               60
                                                             --------------
Net realized gain ........................................       61,610,042
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currencies ....................................      (31,267,940)
                                                             --------------
NET REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS AND FOREIGN CURRENCIES ......................       30,342,102
                                                             --------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS .........................................   $   28,006,522
                                                             ==============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP TREND SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                        YEAR ENDED
                                             --------------------------------
                                                12/31/05          12/31/04
                                             --------------    --------------
INCREASE (DECREASE) IN NET
 ASSETS FROM OPERATIONS:
Net investment loss ......................   $   (2,335,580)   $   (2,478,518)
Net realized gain on investments and
   foreign currencies ....................       61,610,042        37,083,317
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currencies ....................      (31,267,940)       35,452,594
                                             --------------    --------------
Net increase in net assets resulting
   from operations .......................       28,006,522        70,057,393
                                             --------------    --------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ........................        9,925,534        24,635,945
   Service Class .........................       28,703,461        54,793,820
                                             --------------    --------------
                                                 38,628,995        79,429,765
                                             --------------    --------------
Cost of shares repurchased:
   Standard Class ........................     (102,222,054)      (78,371,317)
   Service Class .........................      (25,751,185)      (11,382,531)
                                             --------------    --------------
                                               (127,973,239)      (89,753,848)
                                             --------------    --------------
Decrease in net assets derived from
   capital share transactions ............      (89,344,244)      (10,324,083)
                                             --------------    --------------
NET INCREASE (DECREASE)
   IN NET ASSETS .........................      (61,337,722)       59,733,310

NET ASSETS:
Beginning of year ........................      631,224,093       571,490,783
                                             --------------    --------------
End of year (there was no undistributed
   net investment income at either
   year end) .............................   $  569,886,371    $  631,224,093
                                             ==============    ==============

                             See accompanying notes

                                                                         Trend-7

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                DELAWARE VIP TREND SERIES STANDARD CLASS
                                                                             YEAR ENDED
                                            ----------------------------------------------------------------------------
                                              12/31/05        12/31/04        12/31/03        12/31/02        12/31/01
                                            ------------    ------------    ------------    ------------    ------------
Net asset value, beginning of period .....  $     30.730    $     27.290    $     20.200    $     25.230    $     29.800

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1) ...................        (0.108)         (0.108)         (0.082)         (0.085)         (0.086)
Net realized and unrealized gain (loss) on
  investments and foreign currencies .....         1.908           3.548           7.172          (4.945)         (4.484)
                                            ------------    ------------    ------------    ------------    ------------
Total from investment operations .........         1.800           3.440           7.090          (5.030)         (4.570)
                                            ------------    ------------    ------------    ------------    ------------
Net asset value, end of period ...........  $     32.530    $     30.730    $     27.290    $     20.200    $     25.230
                                            ============    ============    ============    ============    ============
Total return(2) ..........................          5.86%          12.60%          35.10%         (19.94)%        (15.34)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..  $    450,525    $    521,392    $    515,829    $    415,098    $    590,742
Ratio of expenses to average net assets ..          0.87%           0.84%           0.84%           0.84%           0.85%
Ratio of expenses to average net assets
  prior to expense limitation and expenses
  paid indirectly ........................          0.87%           0.84%           0.84%           0.84%           0.90%
Ratio of net investment loss to average
  net assets .............................         (0.36)%         (0.38)%         (0.36)%         (0.38)%         (0.35)%
Ratio of net investment loss to average
  net assets prior to expense limitation
  and expenses paid indirectly ...........         (0.36)%         (0.38)%         (0.36)%         (0.38)%         (0.40)%
Portfolio turnover .......................            63%             48%             50%             43%             51%

----------
(1)The average shares outstanding method has been applied for per share information.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                         Trend-8

DELAWARE VIP TREND SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                DELAWARE VIP TREND SERIES SERVICE CLASS
                                                                             YEAR ENDED
                                            ----------------------------------------------------------------------------
                                              12/31/05        12/31/04        12/31/03        12/31/02        12/31/01
                                            ------------    ------------    ------------    ------------    ------------
Net asset value, beginning of period .....  $     30.460    $     27.120    $     20.120    $     25.170    $     29.770

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(1)....................        (0.182)         (0.178)         (0.135)         (0.117)         (0.122)
Net realized and unrealized gain (loss) on
 investments and foreign currencies ......         1.892           3.518           7.135          (4.933)         (4.478)
                                            ------------    ------------    ------------    ------------    ------------
Total from investment operations .........         1.710           3.340           7.000          (5.050)         (4.600)
                                            ------------    ------------    ------------    ------------    ------------
Net asset value, end of period ...........  $     32.170    $     30.460    $     27.120    $     20.120    $     25.170
                                            ============    ============    ============    ============    ============
Total return(2)...........................          5.61%          12.32%          34.79%         (20.06)%        (15.45)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..  $    119,361    $    109,832    $     55,662    $     22,136    $     13,950
Ratio of expenses to average net assets ..          1.12%           1.09%           1.06%           0.99%           1.00%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly .........................          1.17%           1.14%           1.09%           0.99%           1.05%
Ratio of net investment loss to average
 net assets ..............................         (0.61)%         (0.63)%         (0.58)%         (0.53)%         (0.50)%
Ratio of net investment loss to average
  net assets prior to expense limitation
  and expenses paid indirectly ...........         (0.66)%         (0.68)%         (0.61)%         (0.53)%         (0.55)%
Portfolio turnover .......................            63%             48%             50%             43%             51%

----------
(1)The average shares outstanding method has been applied for per share information.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                         Trend-9

DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Trend Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $62,435 for the year ended December 31, 2005. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Series, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.95% of average daily net assets of the Series through June 30, 2006. No reimbursement was due for the year ended December 31, 2005.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

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DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

                        DIVIDEND DISBURSING,                         OTHER
     INVESTMENT      TRANSFER AGENT, ACCOUNTING                     EXPENSES
     MANAGEMENT       AND ADMINISTRATION FEES     DISTRIBUTION       PAYABLE
   FEE PAYABLE TO        AND OTHER EXPENSES        FEE PAYABLE     TO DMC AND
        DMC                PAYABLE TO DSC            TO DDLP       AFFILIATES*
   --------------   ---------------------------   ------------   --------------
     $ 364,890               $ 29,711               $ 49,629        $ 67,207

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $35,303 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS
For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases...................................   $ 352,623,545
Sales.......................................     441,118,981

At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                       AGGREGATE        AGGREGATE
         COST OF       UNREALIZED       UNREALIZED      NET UNREALIZED
       INVESTMENTS    APPRECIATION     DEPRECIATION      APPRECIATION
      -------------   -------------    --------------   --------------
      $ 530,193,300   $ 179,361,735    $ (20,727,691)   $ 158,634,044

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the years ended December 31, 2005 and 2004.

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest...............   $  487,841,784
Capital loss carryforwards..................      (76,589,457)
Unrealized appreciation of investments......      158,634,044
                                               --------------
Net assets..................................   $  569,886,371
                                               ==============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses and gain (loss) on foreign currency transactions. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Series recorded the following reclassifications.

    ACCUMULATED
         NET                           ACCUMULATED NET         PAID-IN
   INVESTMENT LOSS                  REALIZED GAIN (LOSS)       CAPITAL
   ---------------                  --------------------     ------------
     $ 2,335,580                          $ (60)             $ (2,335,520)

                                                                        Trend-11

DELAWARE VIP TREND SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)
For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $59,531,772 was utilized in 2005. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $41,125,717 expires in 2009, $35,292,270 expires in 2010 and $171,470 expires in 2011.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                         YEAR           YEAR
                                        ENDED          ENDED
                                       12/31/05       12/31/04
                                     ------------   ------------
Shares sold:
   Standard Class .................       333,284        856,439
   Service Class ..................       978,144      1,960,299
                                     ------------   ------------
                                        1,311,428      2,816,738
                                     ------------   ------------
Shares repurchased:
   Standard Class .................    (3,453,560)    (2,790,676)
   Service Class ..................      (873,580)      (407,246)
                                     ------------   ------------
                                       (4,327,140)    (3,197,922)
                                     ------------   ------------
Net decrease ......................    (3,015,712)      (381,184)
                                     ============   ============

6. LINE OF CREDIT
The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005, or at any time during the year.

7. SECURITIES LENDING
The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2005, the market value of securities on loan was $121,310,268, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of small companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

9. CONTRACTUAL OBLIGATIONS
The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

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DELAWARE VIP TRUST-DELAWARE VIP TREND SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP Trend Series

We have audited the accompanying statement of net assets of the Delaware VIP Trend Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Trend Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                           /s/ Ernst & Young LLP
Philadelphia, Pennsylvania
February 10, 2006

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

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DELAWARE INVESTMENTS(R)FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                      NUMBER OF          OTHER
                                                                              PRINCIPAL          PORTFOLIOS IN FUND  DIRECTORSHIPS
         NAME,              POSITION(S)                                     OCCUPATION(S)         COMPLEX OVERSEEN      HELD BY
       ADDRESS               HELD WITH          LENGTH OF TIME                 DURING                 BY TRUSTEE        TRUSTEE
    AND BIRTHDATE             FUND(S)               SERVED                  PAST 5 YEARS             OR OFFICER       OR OFFICER
-----------------------  ------------------  --------------------  ----------------------------  ------------------  --------------
INTERESTED TRUSTEES
 JUDE T. DRISCOLL(2)          Chairman,            5 Years -            Since August 2000,               87               None
 2005 Market Street          President,        Executive Officer    Mr. Driscoll has served in
  Philadelphia, PA        Chief Executive                          various executive capacities
        19103                Officer and           2 Years -           at different times at
                              Trustee               Trustee           Delaware Investments(1)
   March 10, 1963

INDEPENDENT TRUSTEES

   THOMAS L. BENNETT           Trustee              Since                Private Investor -              87               None
  2005 Market Street                             March 23, 2005       (March 2004 - Present)
   Philadelphia, PA
        19103                                                           Investment Manager -
                                                                        Morgan Stanley & Co.
    October 4, 1947                                                  (January 1984 - March 2004)

     JOHN A. FRY               Trustee              4 Years                   President -                87            Director -
 2005 Market Street                                                 Franklin & Marshall College                        Community
   Philadelphia, PA                                                     (June 2002 - Present)                        Health Systems
        19103

                                                                    Executive Vice President -
   May 28, 1960                                                     University of Pennsylvania
                                                                     (April 1995 - June 2002)

   ANTHONY D. KNERR            Trustee             12 Years         Founder/Managing Director -          87               None
  2005 Market Street                                                Anthony Knerr & Associates
   Philadelphia, PA                                                   (Strategic Consulting)
        19103                                                            (1990 - Present)

   December 7, 1938

  LUCINDA S. LANDRETH          Trustee              Since            Chief Investment Officer -          87               None
  2005 Market Street                            March 23, 2005           Assurant, Inc.
   Philadelphia, PA                                                        (Insurance)
        19103                                                             (2002 - 2004)

   June 24, 1947

     ANN R. LEVEN              Trustee             16 Years           Treasurer/Chief Fiscal             87           Director and
  2005 Market Street                                                    Officer -  National                          Audit committee
   Philadelphia, PA                                                       Gallery of Art                              Chairperson -
        19103                                                              (1994 - 1999)                              Andy Warhol
                                                                                                                      Foundation

   November 1, 1940                                                                                                   Director and
                                                                                                                         Audit
                                                                                                                       Committee
                                                                                                                        Member -
                                                                                                                     Systemax Inc.

                                                                        Trend-14

                                                                                                      NUMBER OF          OTHER
                                                                              PRINCIPAL          PORTFOLIOS IN FUND  DIRECTORSHIPS
           NAME,            POSITION(S)                                     OCCUPATION(S)         COMPLEX OVERSEEN      HELD BY
         ADDRESS             HELD WITH          LENGTH OF TIME                 DURING                 BY TRUSTEE        TRUSTEE
      AND BIRTHDATE           FUND(S)               SERVED                  PAST 5 YEARS             OR OFFICER       OR OFFICER
-----------------------  ------------------  --------------------  ----------------------------  ------------------  --------------
INDEPENDENT TRUSTEES (CONTINUED)

  THOMAS F. MADISON            Trustee             11 Years                President/Chief               87            Director -
 2005 Market Street                                                       Executive Officer                          Banner Health
  Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                        (Small Business Investing                         Director -
                                                                           and Consulting)                           CenterPoint
  February 25, 1936                                                  (January 1993 - Present)                           Energy

                                                                                                                     Director and
                                                                                                                         Audit
                                                                                                                       Committee
                                                                                                                       Member -
                                                                                                                     Digital River
                                                                                                                         Inc.

                                                                                                                     Director and
                                                                                                                         Audit
                                                                                                                       Committee
                                                                                                                       Member -
                                                                                                                        Rimage
                                                                                                                      Corporation

                                                                                                                      Director -
                                                                                                                        Valmont
                                                                                                                      Industries,
                                                                                                                         Inc.

   JANET L. YEOMANS            Trustee             6 Years                 Vice President                87               None
  2005 Market Street                                                 (January 2003 - Present)
   Philadelphia, PA                                                        and Treasurer
        19103                                                        (January 2006 - Present)
                                                                           3M Corporation

   July 31, 1948

                                                                       Ms. Yeomans has held
                                                                   various management positions
                                                                        at 3M Corporation
                                                                           since 1983.

   J. RICHARD ZECHER           Trustee               Since                   Founder -                   87           Director and
  2005 Market Street                            March 23, 2005          Investor Analytics                                Audit
   Philadelphia, PA                                                      (Risk Management)                             Committee
         19103                                                         (May 1999 - Present)                              Member -
                                                                                                                        Investor
                                                                                                                       Analytics

                                                                                                                      Director and
      July 3, 1940                                                                                                        Audit
                                                                                                                       Committee
                                                                                                                        Member -
                                                                                                                     Oxigene, Inc.

OFFICERS

  MICHAEL P. BISHOF            Senior           Chief Financial      Mr. Bishof has served in            87             None(3)
 2005 Market Street        Vice President        Officer since     various executive capacities
  Philadelphia, PA               and           February 17, 2005       at different times at
        19103              Chief Financial                             Delaware Investments.
                               Officer
   August 18, 1962

   DAVID F. CONNOR         Vice President,   Vice President since    Mr. Connor has served as            87             None(3)
 2005 Market Street        Deputy General     September 21, 2000     Vice President and Deputy
  Philadelphia, PA           Counsel and         and Secretary      General Counsel of Delaware
        19103                Secretary               since            Investments since 2000.
                                               October 25, 2005
  December 2, 1963

  DAVID P. O'CONNOR          Senior Vice    Senior Vice President,  Mr. O'Connor has served in           87             None(3)
 2005 Market Street           President,      General Counsel and   various executive and legal
  Philadelphia, PA         General Counsel    Chief Legal Officer  capacities at different time
        19103                 and Chief              since           at Delaware Investments.
                            Legal Officer      October 25, 2005
  February 21, 1966

  JOHN J. O'CONNOR           Senior Vice          Treasurer         Mr. O'Connor has served in           87             None(3)
 2005 Market Street         President and           since          various executive capacities
  Philadelphia, PA             Treasurer       February 17, 2005       at different times at
        19103                                                          Delaware Investments.

    June 16, 1957

(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

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DELAWARE VIP TRUST - DELAWARE VIP U.S. GROWTH SERIES

     For the 12-month period ended December 31, 2005, the Delaware VIP U.S. Growth Series returned +14.65% for Standard Class shares and +14.41% for Service Class shares (both figures reflect all distributions reinvested). The Series trailed the performance of its benchmark, the Standard & Poor's 500 Index, which gained +4.91%.

     During the second quarter, management responsibilities for the portfolio were transitioned to Jeffrey S. Van Harte, Christopher J. Bonavico, and Daniel
J. Prislin. The portfolio underwent a major repositioning during the first half of the year. At that time, the portfolio was changed to reflect the new managers' particular investment philosophy.

     The number of securities expected to be held in the Series going forward is a notable change. Management believes that superior returns can be realized by holding a concentrated portfolio of companies with advantaged business models and opportunities to generate consistent, long-term growth of intrinsic business value. When restructuring the portfolio, a majority of the previous holdings were sold and replaced with new names. The end result included a portfolio of companies for which management holds the greatest level of conviction.

     The companies bought for the Series were names with steady, consistent business models and end markets, which the team expects to hold for five years or more. Like other growth investors, the team invests with the expectation of attractive revenue and earnings growth from stock picks; however, a company's cash economics -- its returns on invested capital, its ability to generate free cash flow, and its intrinsic business value -- are key to the evaluation process.

     At year end, the Series held 29 equity securities. Major new positions included Qualcomm, memory card maker SanDisk, retailer Walgreen, and UnitedHealth Group.

Performance of a $10,000 Investment:

                  Delaware VIP
                U.S. Growth Series                     Russell 1000
             (Standard Class Shares)   S&P 500 Index   Growth Index
             -----------------------   -------------   ------------
11/16/1999        $ 10,000
11/30/1999        $  9,990                $ 10,000       $ 10,000
12/31/1999        $ 10,590                $ 10,588       $ 11,763
12/31/2000        $ 10,149                $  9,624       $  9,124
12/31/2001        $  7,665                $  8,481       $  8,282
12/31/2002        $  5,423                $  6,608       $  5,776
12/31/2003        $  6,712                $  8,502       $  8,579
12/31/2004        $  6,933                $  9,807       $  9,807
12/31/2005        $  7,949                $  9,889       $ 10,214

                         DELAWARE VIP U.S. GROWTH SERIES
                          AVERAGE ANNUAL TOTAL RETURNS

                STANDARD CLASS     SERVICE CLASS
                    SHARES*           SHARES**
                --------------     -------------
LIFETIME                 -3.68%            -5.63%
FIVE YEAR                -4.77%            -4.96%
ONE YEAR                +14.65%           +14.41%

                     FOR THE PERIODS ENDED DECEMBER 31, 2005

*    Commenced operations on November 15, 1999.
**   Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP U.S. Growth Series Standard Class shares for the period from the Series' inception on November 15, 1999 through December 31, 2005. All distributions were reinvested. The chart also shows $10,000 investments in the Russell 1000 Growth Index and the S&P 500 Index at that month's end, November 30, 1999. After November 30, 1999, returns plotted on the chart were as of the last day of each month shown. The Russell 1000 Growth Index measures the performance of large-capitalization growth U.S. companies. The S&P 500 Index measures the performance of mostly large-capitalization U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax free until withdrawal, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP U.S. Growth Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity prospectus. Series that invest in small and/or medium-sized companies typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

During the year, the Series' strategy and management changed. The new management team will continue to retain the Series' focus by investing primarily in investments of all market capitalizations that they believe have long-term appreciation potential. Securities that they determine to no longer contribute to meeting the Series' investment objective or to be inconsistent with the new team's investment strategies will be sold. This could result in significant turnover in the portfolio initially. The team will transition the Series' benchmark from the S&P 500 to the Russell 1000 Growth Index, because they believe that the Russell 1000 Growth Index is more appropriate to gauge the Series' new strategy. For more complete information regarding these changes, please obtain a copy of the Series' prospectus. These changes are significant and may impact future performance, as well as create tax implications. A prospectus, along with the supplement, may be obtained by calling 800 523-1918.

                                                                   U.S. Growth-1

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
DISCLOSURE OF SERIES EXPENSES
For the Period July 1, 2005 to December 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                    EXPENSES
                          BEGINNING      ENDING                    PAID DURING
                           ACCOUNT       ACCOUNT     ANNUALIZED      PERIOD
                            VALUE         VALUE        EXPENSE      7/1/05 TO
                           7/1/05       12/31/05       RATIOS       12/31/05*
                         -----------   -----------   -----------   -----------
ACTUAL SERIES RETURN
Standard Class           $  1,000.00   $  1,137.40          0.82%  $      4.42
Service Class               1,000.00      1,134.50          1.07%         5.76

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class           $  1,000.00   $  1,021.07          0.82%  $      4.18
Service Class               1,000.00      1,019.81          1.07%         5.45

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                   U.S. Growth-2

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
SECTOR ALLOCATION
As of December 31, 2005

Sector designations may be different than the sector designations presented in other Series materials.

                                                      PERCENTAGE
SECTOR                                              OF NET ASSETS
------------------------------------------------    -------------
COMMON STOCK                                                98.43%
                                                    -------------
Basic Industry/Capital Goods                                 3.50%
Business Services                                           16.96%
Consumer Non-Durables                                       14.51%
Consumer Services                                           20.71%
Financials                                                   3.56%
Health Care                                                 16.36%
Technology                                                  22.83%
                                                    -------------
REPURCHASE AGREEMENTS                                        1.51%
                                                    -------------
TOTAL MARKET VALUE OF SECURITIES                            99.94%
                                                    -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES              0.06%
                                                    -------------
TOTAL NET ASSETS                                           100.00%
                                                    -------------

                                                                   U.S. Growth-3

DELAWARE VIP TRUST - DELAWARE VIP U.S. GROWTH SERIES
STATEMENT OF NET ASSETS
December 31, 2005

                                                      NUMBER         MARKET
                                                    OF SHARES        VALUE
                                                   ------------   ------------
   COMMON STOCK-98.43%
   BASIC INDUSTRY/CAPITAL GOODS-3.50%
   Praxair .....................................         58,000   $  3,071,680
                                                                  ------------
                                                                     3,071,680
                                                                  ------------
   BUSINESS SERVICES-16.96%
   Expeditors International Washington .........         44,000      2,970,440
   First Data ..................................         80,000      3,440,800
   Moody's .....................................         43,000      2,641,060
   Paychex .....................................         70,000      2,668,400
   United Parcel Service Class B ...............         42,000      3,156,300
                                                                  ------------
                                                                    14,877,000
                                                                  ------------
   CONSUMER NON-DURABLES-14.51%
   Procter & Gamble ............................         55,000      3,183,400
   Staples .....................................        155,000      3,520,050
   Wal-Mart Stores .............................         55,000      2,574,000
   Walgreen ....................................         78,000      3,452,280
                                                                  ------------
                                                                    12,729,730
                                                                  ------------
   CONSUMER SERVICES-20.71%
  +Apollo Group Class A ........................         46,000      2,781,160
  +eBay ........................................         78,000      3,373,500
   International Game Technology ...............        100,000      3,078,000
  +Liberty Global Class A ......................         40,000        900,000
  +Liberty Global Class C ......................         52,000      1,102,400
  +MGM MIRAGE ..................................         75,000      2,750,250
  +Weight Watchers International ...............         25,000      1,235,750
  +XM Satellite Radio Holdings Class A .........        108,000      2,946,240
                                                                  ------------
                                                                    18,167,300
                                                                  ------------
   FINANCIALS-3.56%
   Chicago Mercantile Exchange .................          8,500      3,123,665
                                                                  ------------
                                                                     3,123,665
                                                                  ------------
   HEALTH CARE-16.36%
   Allergan ....................................         32,000      3,454,720
  +Genentech ...................................         48,000      4,440,000
   UnitedHealth Group ..........................         55,000      3,417,700
  +Zimmer Holdings .............................         45,000      3,034,800
                                                                  ------------
                                                                    14,347,220
                                                                  ------------
   TECHNOLOGY-22.83%
  +Intuit ......................................         55,000      2,931,500
   Microsoft ...................................        135,000      3,530,250
  +NAVTEQ ......................................         56,000      2,456,720
   QUALCOMM ....................................        108,000   $  4,652,640
  +SanDisk .....................................         60,000      3,769,200
   Sprint ......................................        115,000      2,686,400
                                                                  ------------
                                                                    20,026,710
                                                                  ------------

   TOTAL COMMON STOCK
    (COST $75,541,509) .........................                    86,343,305

                                                    PRINCIPAL         MARKET
                                                     AMOUNT           VALUE
                                                   ------------     ----------

   REPURCHASE AGREEMENTS-1.51%
    With BNP Paribas 3.30% 1/03/06
     (dated 12/30/05, to be repurchased
     at $835,306, collateralized by $17,000
     U.S. Treasury Bills due 1/26/06,
     market value $17,109, $12,000
     U.S. Treasury Bills due 2/23/06,
     market value $11,695, $23,000
     U.S. Treasury Bills due 5/4/06,
     market value $22,886, $155,000
     U.S. Treasury Bills due 6/1/06,
     market value $151,918, $433,000
     U.S. Treasury Bills due 6/29/06,
     market value $424,326, $154,000
     U.S. Treasury Notes 2.625% due 5/15/08,
     market value $148,338 and $77,000
     U.S. Treasury Notes 3.125%
     due 5/15/07, market value $76,160) ........   $    835,000        835,000
    With UBS Warburg 3.40% 1/03/06
     (dated 12/30/05, to be repurchased
      at $488,184, collateralized by $57,000
      U.S. Treasury Notes 2.00% due 5/15/06,
      market value $56,329 and $427,000
      U.S. Treasury Notes 5.625% due 5/15/08,
      market value $441,522) ...................        488,000        488,000
                                                                  ------------
    TOTAL REPURCHASE AGREEMENTS
     (COST $1,323,000) .........................                     1,323,000
                                                                  ------------

TOTAL MARKET VALUE OF SECURITIES-99.94% (COST $76,864,509) ................     87,666,305
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.06% .....................         49,096
                                                                              ------------
NET ASSETS APPLICABLE TO 11,292,127 SHARES OUTSTANDING-100.00% ............   $ 87,715,401
                                                                              ============
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS
 ($45,653,665 / 5,871,478 SHARES) .........................................   $       7.78
                                                                              ------------
NET ASSET VALUE-DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS
 ($42,061,736 / 5,420,649 SHARES) .........................................   $       7.76
                                                                              ------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no par) ............   $ 87,052,157
Accumulated net realized loss on investments ..............................    (10,138,552)
Net unrealized appreciation of investments ................................     10,801,796
                                                                              ------------
Total net assets ..........................................................   $ 87,715,401
                                                                              ============

----------
+Non-income producing security for the year ended December 31, 2005.

                             See accompanying notes

                                                                   U.S. Growth-4

DELAWARE VIP TRUST-
DELAWARE VIP U.S. GROWTH SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends ..................................................   $    371,754
Interest ...................................................         62,222
Foreign tax withheld .......................................         (2,744)
                                                               ------------
                                                                    431,232
                                                               ------------
EXPENSES:
Management fees ............................................        378,593
Distribution expenses - Service Class ......................        118,954
Reports and statements to shareholders .....................         32,267
Accounting and administration expenses .....................         21,866
Legal and professional fees ................................         17,540
Dividend disbursing and transfer agent fees and expenses ...          5,832
Registration fees ..........................................          4,643
Custodian fees .............................................          4,180
Insurance fees .............................................          3,819
Trustees' fees .............................................          3,165
Pricing fees ...............................................            213
Other ......................................................          3,614
                                                               ------------
                                                                    594,686
Less expenses absorbed or waived ...........................         (1,232)
Less waiver of distribution expenses - Service Class .......        (19,826)
Less expense paid indirectly ...............................           (207)
                                                               ------------
Total expenses .............................................        573,421
                                                               ------------

NET INVESTMENT LOSS ........................................       (142,189)
                                                               ------------
NET REALIZED AND UNREALIZED GAIN
ON INVESTMENTS:
Net realized gain on investments ...........................      1,289,624
Net change in unrealized appreciation/
 depreciation of investments ...............................      7,020,019
                                                               ------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS ............................................      8,309,643
                                                               ------------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS ...........................................   $  8,167,454
                                                               ============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP U.S. GROWTH SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                         YEAR ENDED
                                                ----------------------------
                                                  12/31/05        12/31/04
                                                ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS:
Net investment income (loss) ................   $   (142,189)   $    206,336
Net realized gain (loss) on investments .....      1,289,624        (510,478)
Net change in unrealized appreciation/
 depreciation of investments ................      7,020,019       2,428,142
                                                ------------    ------------
Net increase in net assets resulting
 from operations ............................      8,167,454       2,124,000
                                                ------------    ------------
DIVIDENDS AND DISTRIBUTIONS
 TO SHAREHOLDERS FROM:
Net investment income:
  Standard Class ............................        (58,346)        (14,103)
  Service Class .............................       (147,794)              -
                                                ------------    ------------
                                                    (206,140)        (14,103)
                                                ------------    ------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Standard Class ............................     36,446,938         846,473
  Service Class .............................      6,320,210      30,001,001
Netasset value of shares issued upon
 reinvestment of dividends and distributions:
  Standard Class ............................         58,346          14,103
  Service Class .............................        147,794               -
                                                ------------    ------------
                                                  42,973,288      30,861,577
                                                ------------    ------------
Cost of shares repurchased:
  Standard Class ............................     (3,859,090)     (2,542,704)
  Service Class .............................     (7,451,404)     (3,917,215)
                                                ------------    ------------
                                                 (11,310,494)     (6,459,919)
                                                ------------    ------------
Increase in net assets derived from
 capital share transactions .................     31,662,794      24,401,658
                                                ------------    ------------

NET INCREASE IN NET ASSETS ..................     39,624,108      26,511,555

NET ASSETS:
Beginning of year ...........................     48,091,293      21,579,738
                                                ------------    ------------
End of year (including undistributed
 net investment income of $--
 and $205,261, respectively) ................   $ 87,715,401    $ 48,091,293
                                                ============    ============

                             See accompanying notes

                                                                   U.S. Growth-5

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                            DELAWARE VIP U.S. GROWTH SERIES STANDARD CLASS
                                                                                               YEAR ENDED
                                                                        ---------------------------------------------------------
                                                                         12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
                                                                        ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of period ................................   $   6.830   $   6.620   $   5.370   $   7.600   $  10.140

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1) .....................................      (0.005)      0.049       0.010       0.010       0.022
Net realized and unrealized gain (loss) on investments ..............       0.997       0.169       1.251      (2.215)     (2.503)
                                                                        ---------   ---------   ---------   ---------   ---------
Total from investment operations ....................................       0.992       0.218       1.261      (2.205)     (2.481)
                                                                        ---------   ---------   ---------   ---------   ---------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ...............................................      (0.042)     (0.008)     (0.011)     (0.025)     (0.059)
                                                                        ---------   ---------   ---------   ---------   ---------
Total dividends and distributions ...................................      (0.042)     (0.008)     (0.011)     (0.025)     (0.059)
                                                                        ---------   ---------   ---------   ---------   ---------

Net asset value, end of period ......................................   $   7.780   $   6.830   $   6.620   $   5.370   $   7.600
                                                                        =========   =========   =========   =========   =========
Total return(2) .....................................................       14.65%       3.30%      23.75%     (29.24%)    (24.47%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) .............................   $  45,653   $  10,438   $  11,862   $   9,595   $  16,856
Ratio of expenses to average net assets .............................        0.81%       0.76%       0.75%       0.75%       0.75%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly ............................        0.81%       0.76%       0.75%       0.75%       0.86%
Ratio of net investment income (loss) to average net assets .........       (0.07%)      0.77%       0.17%       0.15%       0.27%
Ratio of net investment income (loss) to average net assets prior
 to expense limitation and expenses paid indirectly .................       (0.07%)      0.77%       0.17%       0.15%       0.16%
Portfolio turnover ..................................................          91%        167%        102%        101%         78%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   U.S. Growth-6

DELAWARE VIP U.S. GROWTH SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                               DELAWARE VIP U.S. GROWTH SERIES SERVICE CLASS
                                                                                                YEAR ENDED
                                                                         ---------------------------------------------------------
                                                                          12/31/05    12/31/04    12/31/03    12/31/02    12/31/01
                                                                         ---------   ---------   ---------   ---------   ---------
Net asset value, beginning of period .................................   $   6.810   $   6.610   $   5.360   $   7.590   $  10.130

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)(1) ......................................      (0.023)      0.033      (0.005)      0.001       0.011
Net realized and unrealized gain (loss) on investments ...............       0.999       0.167       1.257      (2.218)     (2.503)
                                                                         ---------   ---------   ---------   ---------   ---------
Total from investment operations .....................................       0.976       0.200       1.252      (2.217)     (2.492)
                                                                         ---------   ---------   ---------   ---------   ---------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ................................................      (0.026)          -      (0.002)     (0.013)     (0.048)
                                                                         ---------   ---------   ---------   ---------   ---------
Total dividends and distributions ....................................      (0.026)          -      (0.002)     (0.013)     (0.048)
                                                                         ---------   ---------   ---------   ---------   ---------

Net asset value, end of period .......................................   $   7.760   $   6.810   $   6.610   $   5.360   $   7.590
                                                                         =========   =========   =========   =========   =========
Total return(2) ......................................................       14.41%       3.03%      23.37%     (29.26%)    (24.61%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..............................   $  42,062   $  37,653   $   9,718   $     666   $      40
Ratio of expenses to average net assets ..............................        1.06%       1.01%       0.97%       0.90%       0.90%
Ratio of expenses to average net assets prior to expense
 limitation and expenses paid indirectly .............................        1.11%       1.06%       1.00%       0.90%       1.01%
Ratio of net investment income (loss) to average net assets ..........       (0.32%)      0.52%      (0.05%)      0.00%       0.12%
Ratio of net investment income (loss) to average net assets prior
 to expense limitation and expenses paid indirectly ..................       (0.37%)      0.47%      (0.08%)      0.00%       0.01%
Portfolio turnover ...................................................          91%        167%        102%        101%         78%

----------
(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                   U.S. Growth-7

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP U.S. Growth Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek to maximize capital appreciation.

1.   SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $6,146 for the year ended December 31, 2005. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through June 30, 2006.

                                                                   U.S. Growth-8

DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective
May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

                      DIVIDEND DISBURSING,                          OTHER
  INVESTMENT             TRANSFER AGENT,                           EXPENSES
  MANAGEMENT     ACCOUNTING AND ADMINISTRATION   DISTRIBUTION      PAYABLE
FEE PAYABLE TO      FEES AND OTHER EXPENSES      FEES PAYABLE       TO DMC
     DMC                PAYABLE TO DSC             TO DDLP      AND AFFILIATES*
--------------   -----------------------------   ------------   ---------------
  $  47,835                $  4,340               $  17,963       $  17,769

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $3,892 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3.   INVESTMENTS

For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases .........................    $  84,275,767
Sales .............................       51,767,656

At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                        AGGREGATE       AGGREGATE
        COST OF        UNREALIZED       UNREALIZED     NET UNREALIZED
      INVESTMENTS     APPRECIATION     DEPRECIATION     APPRECIATION
     -------------   --------------   -------------    --------------
     $  76,864,891    $  12,041,402   $  (1,239,988)   $   10,801,414

4.   DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                          YEAR         YEAR
                                          ENDED        ENDED
                                        12/31/05     12/31/04
                                       ----------   ----------
Ordinary income ...................    $  206,140   $   14,103

As of December 31, 2005, the components of net assets on a tax basis were as follows:

Shares of beneficial interest ................   $    87,052,157
Capital loss carryforwards ...................       (10,138,170)
Unrealized appreciation of investments .......        10,801,414
                                                 ---------------
Net assets ...................................   $    87,715,401
                                                 ===============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

                                                                   U.S. Growth-9

DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.   DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of net operating losses. Results of operations and net assets were not affected by these reclassifications. For the year ended
December 31, 2005, the Series recorded the following reclassifications.

                                    ACCUMULATED
                                        NET             PAID-IN
                                   INVESTMENT LOSS      CAPITAL
                                   ---------------    -----------
                                     $  143,068       $  (143,068)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $1,002,536 was utilized in 2005. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $75,384 expires in 2008, $4,507,939 expires in 2009, $3,675,553 expires in 2010, $1,428,622 expires in 2011 and $450,672 expires in 2012.

5.   CAPITAL SHARES

Transactions in capital shares were as follows:

                                          YEAR         YEAR
                                          ENDED        ENDED
                                        12/31/05     12/31/04
                                       ----------   ----------
Shares sold:
  Standard Class ..................     4,883,834      127,770
  Service Class ...................       922,111    4,668,432
Shares issued upon reinvestment of
 dividends and distributions:
  Standard Class ..................         9,018        2,186
  Service Class ...................        22,878            -
                                       ----------   ----------
                                        5,837,841    4,798,388
                                       ----------   ----------
Shares repurchased:
  Standard Class ..................      (550,181)    (393,507)
  Service Class ...................    (1,050,132)    (612,012)
                                       ----------   ----------
                                       (1,600,313)  (1,005,519)
                                       ----------   ----------
Net increase ......................     4,237,528    3,792,869
                                       ==========   ==========

6.   LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005, or at any time during the year.

7.   CREDIT AND MARKET RISK

The Series may invest up to 15% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

8.   CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

                                                                  U.S. Growth-10

DELAWARE VIP U.S. GROWTH SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

9.   TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2005, the Series designates distributions paid during the year as follows:

          (A)             (B)
       LONG-TERM       ORDINARY
     CAPITAL GAINS      INCOME            TOTAL             (C)
     DISTRIBUTIONS   DISTRIBUTIONS    DISTRIBUTIONS      QUALIFYING
      (TAX BASIS)     (TAX BASIS)      (TAX BASIS)      DIVIDENDS(1)
     -------------   --------------   -------------     ------------
           -              100%             100%              99%

----------
(A)  and (B) are based on a percentage of the Series' total distributions.
(C)  is based on a percentage of the Series' ordinary income distributions.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                                                  U.S. Growth-11

DELAWARE VIP TRUST-DELAWARE VIP U.S. GROWTH SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust - Delaware VIP U.S. Growth Series

We have audited the accompanying statement of net assets of the Delaware VIP U.S. Growth Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP U.S. Growth Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 10, 2006

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                  U.S. Growth-12

DELAWARE INVESTMENTS(R)FAMILY OF FUNDS
BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                  NUMBER OF            OTHER
                                                                       PRINCIPAL             PORTFOLIOS IN FUND    DIRECTORSHIPS
       NAME,             POSITION(S)                                 OCCUPATION(S)            COMPLEX OVERSEEN        HELD BY
      ADDRESS             HELD WITH      LENGTH OF TIME                 DURING                   BY TRUSTEE           TRUSTEE
   AND BIRTHDATE           FUND(S)           SERVED                  PAST 5 YEARS                OR OFFICER         OR OFFICER
---------------------  ---------------  -----------------  --------------------------------  ------------------  ------------------
INTERESTED TRUSTEES

 Jude T. Driscoll(2)      Chairman,         5 Years -             Since August 2000,                 87                None
 2005 Market Street      President,     Executive Officer     Mr. Driscoll has served in
 Philadelphia, PA      Chief Executive                       various executive capacities
       19103             Officer and        2 Years -            at different times at
                           Trustee           Trustee             Delaware Investments(1)
  March 10, 1963
---------------------  ---------------  -----------------  --------------------------------  ------------------  ------------------
INDEPENDENT TRUSTEES

 Thomas L. Bennett         Trustee            Since               Private Investor -                 87                None
 2005 Market Street                      March 23, 2005         (March 2004 - Present)
 Philadelphia, PA
       19103                                                     Investment Manager -
                                                                 Morgan Stanley & Co.
  October 4, 1947                                             (January 1984 - March 2004)

    John A. Fry            Trustee           4 Years                  President -                    87              Director -
 2005 Market Street                                           Franklin & Marshall College                         Community Health
 Philadelphia, PA                                                (June 2002 - Present)                                Systems
       19103
                                                              Executive Vice President -
   May 28, 1960                                               University of Pennsylvania
                                                               (April 1995 - June 2002)

 Anthony D. Knerr          Trustee          12 Years          Founder/Managing Director -            87                None
 2005 Market Street                                           Anthony Knerr & Associates
 Philadelphia, PA                                               (Strategic Consulting)
       19103                                                       (1990 - Present)

 December 7, 1938

 Lucinda S. Landreth       Trustee            Since           Chief Investment Officer -             87                None
 2005 Market Street                      March 23, 2005             Assurant, Inc.
 Philadelphia, PA                                                     (Insurance)
       19103                                                         (2002 - 2004)

   June 24, 1947

   Ann R. Leven            Trustee          16 Years       Treasurer/Chief Fiscal Officer -          87            Director and
 2005 Market Street                                             National Gallery of Art                           Audit Committee
 Philadelphia, PA                                                    (1994 - 1999)                               Chairperson - Andy
       19103                                                                                                      Warhol Foundation

 November 1, 1940                                                                                                Director and Audit
                                                                                                                 Committee Member -
                                                                                                                   Systemax Inc.

                                                                  U.S. Growth-13

                                                                                                  NUMBER OF            OTHER
                                                                       PRINCIPAL             PORTFOLIOS IN FUND    DIRECTORSHIPS
       NAME,             POSITION(S)                                 OCCUPATION(S)            COMPLEX OVERSEEN        HELD BY
      ADDRESS             HELD WITH       LENGTH OF TIME                DURING                  BY TRUSTEE            TRUSTEE
   AND BIRTHDATE           FUND(S)           SERVED                  PAST 5 YEARS               OR OFFICER           OR OFFICER
---------------------  ---------------  -----------------  --------------------------------  ------------------  -----------------
INDEPENDENT TRUSTEES

 Thomas F. Madison         Trustee          11 Years              President/Chief                    87             Director -
 2005 Market Street                                              Executive Officer -                               Banner Health
 Philadelphia, PA                                                MLM Partners, Inc.
       19103                                                 (Small Business Investing                              Director -
                                                                  and Consulting)                                CenterPoint Energy
 February 25, 1936                                             (January 1993 - Present)                          Director and Audit
                                                                                                                 Committee Member -
                                                                                                                 Digital River Inc.

                                                                                                                 Director and Audit
                                                                                                                 Committee Member -
                                                                                                                      Rimage
                                                                                                                    Corporation

                                                                                                                 Director - Valmont
                                                                                                                  Industries, Inc.

 Janet L. Yeomans          Trustee           6 Years                Vice President                   87                None
 2005 Market Street                                            (January 2003 - Present)
 Philadelphia, PA                                                    and Treasurer
       19103                                                   (January 2006 - Present)
                                                                    3M Corporation
   July 31, 1948

                                                                 Ms. Yeomans has held
                                                             various management positions
                                                             at 3M Corporation since 1983.

 J. Richard Zecher         Trustee            Since                    Founder -                     87          Director and Audit
 2005 Market Street                      March 23, 2005           Investor Analytics                             Committee Member -
 Philadelphia, PA                                                  (Risk Management)                             Investor Analytics
       19103                                                     (May 1999 - Present)
                                                                                                                 Director and Audit
   July 3, 1940                                                                                                  Committee Member -
                                                                                                                   Oxigene, Inc.
---------------------  ---------------  -----------------  --------------------------------  ------------------  ------------------
OFFICERS

 Michael P. Bishof         Senior        Chief Financial       Mr. Bishof has served in              87                None(3)
 2005 Market Street     Vice President    Officer since      various executive capacities
  Philadelphia, PA           and        February 17, 2005        at different times at
       19103           Chief Financial                           Delaware Investments.
                           Officer

 August 18, 1962

  David F. Connor      Vice President,   Vice President        Mr. Connor has served as              87                None(3)
 2005 Market Street     Deputy General        since            Vice President and Deputy
 Philadelphia, PA        Counsel and      September 21,       General Counsel of Delaware
       19103              Secretary         2000 and            Investments since 2000.
                                         Secretary  since
                                         October 25, 2005
 December 2, 1963

David P. O'Connor        Senior Vice       Senior Vice        Mr. O'Connor has served in             87                None(3)
2005 Market Street       President,        President,         various executive and legal
 Philadelphia, PA      General Counsel   General Counsel     capacities at different times
      19103               and Chief      and Chief Legal       at Delaware Investments.
                        Legal Officer     Officer since
                                        October 25, 2005
February 21, 1966
 John J. O'Connor        Senior Vice        Treasurer         Mr. O'Connor has served in            87                 None(3)
2005 Market Street      President and         since          various executive capacities
 Philadelphia, PA         Treasurer     February 17, 2005        at different times at
      19103                                                      Delaware Investments.

  June 16, 1957

----------
(1_ Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.

(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.

(3) Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                  U.S. Growth-14

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES

     Among large-cap companies, value-oriented companies performed positively during the past year, as the Russell 1000 Value Index gained +7.05%. By comparison, Delaware VIP Value Series Standard Class shares returned +6.03% and its Service Class shares returned +5.79% (both figures reflect all distributions reinvested) for the fiscal year ended December 31, 2005.

     The current management team for the Series is committed to a research-driven, team-based investment approach in which stocks are selected by consensus. We are bottom-up investors first and foremost, and as such emphasize large-cap companies with attractive valuations, favorable earnings prospects, and strong cash flows. The fundamental research we conduct includes developing valuation cases, analyzing past financial statements, and contacting companies directly. We use this information to develop price targets.

     Concerns about the sustainability of the current bull market, which began in the autumn of 2002, prompted us to position the portfolio more defensively late in the period, due to concerns about rising interest rates. We emphasized companies with more predictable earnings and less sensitivity to a potential economic slowdown. The Series at year-end was positioned such that it had heavier weightings than the benchmark in health care, consumer staples, and telecommunications -- areas that we believe offer somewhat more predictable earnings and are less economically cyclical should the market undergo a slowdown.

PERFORMANCE OF A $10,000 INVESTMENT:

12/31/1992            $ 10,000       $ 10,000       $ 10,000
12/31/1993            $ 12,295       $ 12,072       $ 12,164
12/31/1994            $ 16,395       $ 15,815       $ 16,443
12/31/1995            $ 21,084       $ 17,609       $ 19,013
12/31/1996            $ 25,519       $ 17,084       $ 20,411
12/31/1997            $ 23,196       $ 19,020       $ 21,842
12/31/1998            $ 20,441       $ 18,280       $ 20,621
12/31/1999            $ 15,925       $ 14,866       $ 17,420
12/31/1900            $ 20,491       $ 19,072       $ 22,652
12/31/1901            $ 22,718       $ 21,920       $ 26,387
12/31/1902            $ 23,834       $ 23,241       $ 28,247

                                    DELAWARE VIP VALUE SERIES
                                   AVERAGE ANNUAL TOTAL RETURNS
                                  ------------------------------
                                  STANDARD CLASS    SERVICE CLASS
                                      SHARES*          SHARES**
                                  --------------    -------------
LIFETIME                                   +9.46%           +6.38%
10 YEAR                                    +8.80%              --
FIVE YEAR                                  +4.09%           +3.89%
ONE YEAR                                   +6.03%           +5.79%

                     For the periods ended December 31, 2005

 *Commenced operations on July 28, 1988.
**Commenced operations on May 1, 2000.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. RETURNS AND SHARE VALUES WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The chart shows a $10,000 investment in Delaware VIP Value Series Standard Class shares, the S&P 500 Index, and the Russell 1000 Value Index for the 10-year period from December 31, 1995 through December 31, 2005. All distributions were reinvested. The Russell 1000 Value Index is a composite of mostly large-capitalization U.S. companies. The S&P 500 Index measures the performance of 500 of the largest U.S. companies. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. Earnings from a variable annuity investment compound tax-free until withdrawn, so no adjustments were made for income taxes. An expense limitation was in effect for Delaware VIP Value Series during the periods shown. Performance does not reflect insurance fees related to a variable annuity or variable life investment or the deferred sales charge that would apply to certain withdrawals of investments held for fewer than eight years. Performance shown here would have been reduced if such fees were included and the expense limitation was removed. For more information about fees, consult your variable annuity or variable life prospectus. During the year, the Series' strategy and management changed. The new management team will continue to retain the Series' focus by investing primarily in investments of large market capitalization that they believe have long-term appreciation potential. Securities that they determine to no longer contribute to meeting the Series' investment objective or to be inconsistent with the new team's investment strategies will be sold. This could result in significant turnover in the portfolio initially. The team will transition the Series' benchmark from the S&P 500 to the Russell 1000 Value Index, because they believe that the Russell 1000 Value Index is more appropriate to gauge the Series' new strategy. For more complete information regarding these changes, please obtain a copy of the Series' prospectus. These changes are significant and may impact future performance, as well as create tax implications. A prospectus, along with the supplement, may be obtained by calling 800 523-1918.

                                                                  Value Series-1

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
DISCLOSURE OF SERIES EXPENSES
FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

As a shareholder of the Series, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Series expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2005 to December 31, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Series Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Series' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. As a shareholder of the Series, you do not incur any transaction costs, such as sales charges (loads), redemption fees or exchange fees, but shareholders of other funds may incur such costs. Also, the fees related to the variable annuity investment or the deferred sales charge that could apply have not been included. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The Series' actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                            EXPENSES
                                 BEGINNING      ENDING                    PAID DURING
                                  ACCOUNT       ACCOUNT      ANNUALIZED     PERIOD
                                   VALUE         VALUE         EXPENSE     7/1/05 TO
                                  7/1/05        12/31/05       RATIOS      12/31/05*
                                -----------   -----------   -----------   -----------
ACTUAL SERIES RETURN
Standard Class                  $  1,000.00   $  1,041.70         0.78%   $      4.01
Service Class                      1,000.00      1,040.70         1.03%          5.30

HYPOTHETICAL 5% RETURN (5% RETURN BEFORE EXPENSES)
Standard Class                  $  1,000.00   $  1,021.27         0.78%   $      3.97
Service Class                      1,000.00      1,020.01         1.03%          5.24

*"Expenses Paid During Period" are equal to the Series' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                                                  Value Series-2

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
SECTOR ALLOCATION
As of December 31, 2005

Sector designations may be different than the sector designations presented in other Series materials.

                                                          PERCENTAGE
SECTOR                                                   OF NET ASSETS
------------------------------------------------------   -------------
COMMON STOCK                                                     98.86%
                                                         -------------
Consumer Discretionary                                            8.89%
Consumer Staples                                                  8.87%
Energy                                                            8.75%
Financials                                                       23.75%
Health Care                                                      18.61%
Industrials                                                       9.39%
Information Technology                                            8.77%
Materials                                                         3.06%
Telecommunication Services                                        5.83%
Utilities                                                         2.94%
                                                         -------------
REPURCHASE AGREEMENTS                                             1.06%
                                                         -------------
SECURITIES LENDING COLLATERAL                                     6.73%
                                                         -------------
TOTAL MARKET VALUE OF SECURITIES                                106.65%
                                                         -------------
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL               (6.73)%
                                                         -------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                   0.08%
                                                         -------------
TOTAL NET ASSETS                                                100.00%
                                                         -------------

                                                                  Value Series-3

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
STATEMENT OF NET ASSETS
December 31, 2005

                                                  NUMBER OF      MARKET
                                                   SHARES         VALUE
                                                ------------   ------------
   COMMON STOCK-98.86%
   CONSUMER DISCRETIONARY-8.89%
   Gap ......................................        708,500   $ 12,497,940
  *Limited Brands ...........................        574,300     12,835,605
  *Mattel ...................................        788,600     12,475,652
                                                               ------------
                                                                 37,809,197
                                                               ------------
   CONSUMER STAPLES-8.87%
   ConAgra Foods ............................        617,300     12,518,844
   Kimberly-Clark ...........................        212,000     12,645,800
  *Safeway ..................................        530,100     12,542,166
                                                               ------------
                                                                 37,706,810
                                                               ------------
   ENERGY-8.75%
   Chevron ..................................        221,500     12,574,555
  *ConocoPhillips ...........................        222,100     12,921,778
   Exxon Mobil ..............................        208,406     11,706,165
                                                               ------------
                                                                 37,202,498
                                                               ------------
   FINANCIALS-23.75%
   Allstate .................................        226,100     12,225,227
  *Aon ......................................        353,900     12,722,705
   Chubb ....................................        129,900     12,684,735
   Hartford Financial Services ..............        143,400     12,316,626
  *Huntington Bancshares ....................        517,500     12,290,625
   Morgan Stanley ...........................        223,500     12,681,390
   Wachovia .................................        242,600     12,823,836
   Washington Mutual ........................        304,700     13,254,450
                                                               ------------
                                                                100,999,594
                                                               ------------
   HEALTH CARE-18.61%
   Abbott Laboratories ......................        327,500     12,913,325
   Baxter International .....................        319,000     12,010,350
   Bristol-Myers Squibb .....................        577,100     13,261,758
   Merck ....................................        430,000     13,678,300
   Pfizer ...................................        592,800     13,824,096
   Wyeth ....................................        292,300     13,466,261
                                                               ------------
                                                                 79,154,090
                                                               ------------
   INDUSTRIALS-9.39%
   Boeing ...................................        181,800     12,769,632
   Union Pacific ............................        177,300     14,274,423
   Waste Management .........................        423,900     12,865,365
                                                               ------------
                                                                 39,909,420
                                                               ------------
   INFORMATION TECHNOLOGY-8.77%
   Hewlett-Packard ..........................        432,000     12,368,160
   International Business Machines ..........        146,500     12,042,300
  +Xerox ....................................        877,900     12,861,235
                                                               ------------
                                                                 37,271,695
                                                               ------------
   MATERIALS-3.06%
   duPont (E.I.) deNemours ..................        306,300     13,017,750
                                                               ------------
                                                                 13,017,750
                                                               ------------
   TELECOMMUNICATION SERVICES-5.83%
   AT&T .....................................        498,124     12,199,057
   Verizon Communications ...................        417,700     12,581,124
                                                               ------------
                                                                 24,780,181
                                                               ------------
   UTILITIES - 2.94%
  *Progress Energy ..........................        285,000     12,517,200
                                                               ------------
                                                                 12,517,200
                                                               ------------
   TOTAL COMMON STOCK
    (COST $382,543,645) .....................                   420,368,435
                                                               ------------

                                                  NUMBER OF      MARKET
                                                   SHARES         VALUE
                                                ------------   ------------

   REPURCHASE AGREEMENTS-1.06%
   With BNP Paribas 3.30% 1/3/06
    (dated 12/30/05, to be repurchased
    at $2,837,040, collateralized by
    $58,000 U.S. Treasury Bills due
    1/26/06, market value $58,089,
    $40,000 U.S. Treasury Bills due
    2/23/06, market value $39,709,
    $79,000 U.S. Treasury Bills due
    5/4/06, market value $77,706,
    $525,000 U.S. Treasury Bills due
    6/1/06, market value $515,811,
    $1,471,000 U.S. Treasury Bills due
    6/29/06, market value $1,440,720,
    $522,000 U.S. Treasury Notes 2.625%
    due 5/15/08, market value $503,655,
    and $262,000 U.S. Treasury Notes
    3.125% due 5/15/07, market
    value $258,586) .........................   $  2,836,000   $  2,836,000
   With UBS Warburg 3.40% 1/3/06
    (dated 12/30/05, to be repurchased
    at $1,656,626, collateralized by
    $192,000 U.S. Treasury Notes
    2.00% due 5/15/06, market
    value $191,253, and $1,449,000 U.S. .....
   Treasury Notes 5.625% due 5/15/08,
    market value $1,499,104) ................      1,656,000      1,656,000
                                                               ------------
   TOTAL REPURCHASE AGREEMENTS
    (COST $4,492,000) .......................                     4,492,000
                                                               ------------

   TOTAL MARKET VALUE OF SECURITIES
   BEFORE SECURITIES LENDING
   COLLATERAL-99.92%
   (COST $387,035,645) ......................                   424,860,435
                                                               ------------

   SECURITIES LENDING COLLATERAL**-6.73%
   SHORT-TERM INVESTMENTS
   FIXED RATE NOTES-1.59%
   Citigroup Global Markets
    4.29% 1/3/06 ............................      5,913,062      5,913,062
   Wilmington Trust Company
    4.05% 1/5/06 ............................        866,722        866,722
                                                               ------------
                                                                  6,779,784
                                                               ------------
  >VARIABLE RATE NOTES-5.14%
   Abbey National 4.14% 1/13/06 .............        641,374        641,461
   ANZ National 4.31% 1/30/07 ...............        173,344        173,344
   Australia New Zealand 4.35% 1/30/07 ......        866,722        866,722
   Bank of New York 4.33% 4/4/06 ............        693,378        693,378
   Bank of the West 4.27% 3/2/06 ............        866,722        866,722
   Bayerische Landesbank 4.40% 8/25/06 ......        866,722        866,722
   Bear Stearns
    4.14% 1/17/06 ...........................        173,344        173,374
    4.39% 6/30/06 ...........................      1,040,067      1,040,067
   Beta Finance 4.33% 4/18/06 ...............        866,722        866,679
   Canadian Imperial Bank 4.35% 1/30/07 .....        433,361        433,361
   CDC Financial Products 4.35% 1/30/06            1,126,739      1,126,739
   Citigroup Global Markets 4.32% 1/6/06           1,126,739      1,126,739

                                                                  Value Series-4

DELAWARE VIP VALUE SERIES
STATEMENT OF NET ASSETS (CONTINUED)

                                                  PRINCIPAL      MARKET
                                                   AMOUNT         VALUE
                                                ------------   ------------
   SECURITIES LENDING COLLATERAL** (CONTINUED)
   Short-Term Investments (continued)
  >VARIABLE RATE NOTES (CONTINUED)
   Commonwealth Bank Australia
    4.35% 1/30/07 ...........................   $    866,722   $    866,722
   Credit Suisse First Boston New York
    4.35% 4/18/06 ...........................        936,060        936,060
   Goldman Sachs 4.39% 1/2/07 ...............      1,126,739      1,126,739
   Manufacturers & Traders 4.36% 9/26/06 ....        866,722        866,564
   Marshall & Ilsley Bank 4.35% 1/30/07 .....        953,394        953,394
   Merrill Lynch Mortgage Capital
    4.35% 1/12/06 ...........................      1,126,739      1,126,739
   Morgan Stanley 4.43% 1/2/07 ..............   $  1,074,736   $  1,074,736
   National City Bank 4.31% 1/23/06 .........        988,063        988,081
   Nordea Bank Norge ASA 4.34% 1/30/07 ......        866,722        866,722
   Proctor & Gamble 4.46% 1/30/07 ...........        866,722        866,722
   Royal Bank of Scotland 4.34% 1/30/07 .....        866,722        866,722
   Sigma Finance 4.33% 3/16/06 ..............        260,017        260,025
   Societe Generale NY 4.26% 1/30/07 ........        433,361        433,361
   Toyota Motor Credit 4.30% 6/23/06 ........        866,722        866,766
   Wells Fargo 4.36% 1/30/07 ................        866,722        866,722
                                                               ------------
                                                                 21,841,383
                                                               ------------
   TOTAL SECURITIES LENDING COLLATERAL
    (COST $28,621,167) ......................                    28,621,167
                                                               ------------

TOTAL MARKET VALUE OF SECURITIES-106.65% (COST $415,656,812) ..................................       453,481,602#

OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL**-(6.73%) ..................................       (28,621,167)

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES-0.08% .........................................           360,948
                                                                                                  ---------------
NET ASSETS APPLICABLE TO 22,113,436 SHARES OUTSTANDING-100.00% ................................   $   425,221,383
                                                                                                  ---------------
NET ASSET VALUE-DELAWARE VIP VALUE SERIES STANDARD CLASS ($349,442,820 / 18,167,167 SHARES) ...   $         19.23
                                                                                                  ---------------
NET ASSET VALUE -DELAWARE VIP VALUE SERIES SERVICE CLASS ($75,778,563 / 3,946,269 SHARES) .....   $         19.20
                                                                                                  ---------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2005:
Shares of beneficial interest (unlimited authorization-no par) ................................   $   376,184,644
Undistributed net investment income ...........................................................         7,270,317
Accumulated net realized gain on investments ..................................................         3,941,632
Net unrealized appreciation of investments ....................................................        37,824,790
                                                                                                  ---------------
Total net assets ..............................................................................   $   425,221,383
                                                                                                  ===============

----------
  *Fully or partially on loan.
 **See Note 7 in "Notes to Financial Statements."
  #Includes $27,954,485 of securities loaned.
  +Non-income producing security for the year ended December 31, 2005. >Variable rate securities. The interest rate shown is the rate as of December
   31, 2005.

                             See accompanying notes

                                                                  Value Series-5

DELAWARE VIP TRUST-
DELAWARE VIP VALUE SERIES
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

INVESTMENT INCOME:
Dividends ................................................   $    9,749,901
Interest .................................................          358,326
Securities lending income ................................           24,096
                                                             --------------
                                                                 10,132,323
                                                             --------------

EXPENSES:
Management fees ..........................................        2,428,737
Reports and statements to shareholders ...................          163,980
Distribution expenses - Service Class ....................          155,674
Accounting and administration expenses ...................          138,182
Legal and professional fees ..............................           57,597
Dividend disbursing and transfer agent fees
   and expenses ..........................................           37,366
Insurance fees ...........................................           25,442
Trustees' fees ...........................................           19,850
Taxes (other than taxes on income) .......................           19,115
Custodian fees ...........................................           13,028
Registration fees ........................................            5,414
Pricing fees .............................................              227
Other ....................................................           10,474
                                                             --------------
                                                                  3,075,086
Less management fees absorbed or waived ..................         (186,664)
Less waiver of distribution expenses - Service Class .....          (25,946)
Less expenses paid indirectly ............................           (1,621)
                                                             --------------
Total expenses ...........................................        2,860,855
                                                             --------------

NET INVESTMENT INCOME ....................................        7,271,468
                                                             --------------

NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
Net realized gain on investments .........................       15,751,969
Net change in unrealized appreciation/depreciation
   of investments ........................................         (751,957)
                                                             --------------

NET REALIZED AND UNREALIZED GAIN
   ON INVESTMENTS ........................................       15,000,012
                                                             --------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS .......................................   $   22,271,480
                                                             ==============

                             See accompanying notes

DELAWARE VIP TRUST-
DELAWARE VIP VALUE SERIES
STATEMENTS OF CHANGES IN NET ASSETS

                                                         YEAR ENDED
                                               --------------------------------
                                                  12/31/05          12/31/04
                                               --------------    --------------
INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS:
Net investment income .......................  $    7,271,468    $    5,900,127
Net realized gain on investments and
   foreign currencies .......................      15,751,969        49,666,633
Net change in unrealized appreciation/
   depreciation of investments and
   foreign currencies .......................        (751,957)      (10,522,393)
                                               --------------    --------------
Net increase in net assets resulting
   from operations ..........................      22,271,480        45,044,367
                                               --------------    --------------
DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income:
   Standard Class ...........................      (5,331,963)       (4,784,397)
   Service Class ............................        (567,103)         (252,025)
                                               --------------    --------------
                                                   (5,899,066)       (5,036,422)
                                               --------------    --------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
   Standard Class ...........................      67,835,208        18,923,520
   Service Class ............................      46,375,696        19,313,760
Net asset value of shares issued upon
 reinvestment of dividends and distributions:
   Standard Class ...........................       5,331,963         4,784,397
   Service Class ............................         567,103           252,025
                                               --------------    --------------
                                                  120,109,970        43,273,702
                                               --------------    --------------
Cost of shares repurchased:
   Standard Class ...........................     (48,165,366)      (51,836,463)
   Service Class ............................      (7,441,636)       (4,102,303)
                                               --------------    --------------
                                                  (55,607,002)      (55,938,766)
                                               --------------    --------------
Increase (decrease) in net assets derived
   from capital share transactions ..........      64,502,968       (12,665,064)
                                               --------------    --------------
NET INCREASE IN NET ASSETS ..................      80,875,382        27,342,881

NET ASSETS:
Beginning of year ...........................     344,346,001       317,003,120
                                               --------------    --------------
End of year (including undistributed
   net investment income of $7,270,317
   and $5,897,915, respectively) ............  $  425,221,383    $  344,346,001
                                               ==============    ==============

                             See accompanying notes

                                                                  Value Series-6

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
FINANCIAL HIGHLIGHTS

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                                DELAWARE VIP VALUE SERIES STANDARD CLASS
                                                                             YEAR ENDED
                                            ----------------------------------------------------------------------------
                                              12/31/05        12/31/04        12/31/03        12/31/02        12/31/01
                                            ------------    ------------    ------------    ------------    ------------
Net asset value, beginning of period .....  $     18.460    $     16.330    $     13.000    $     16.210    $     16.910

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1) .................         0.369           0.313           0.265           0.235           0.217
Net realized and unrealized gain (loss)
 on investments and foreign currencies ...         0.722           2.082           3.337          (3.215)         (0.886)
                                            ------------    ------------    ------------    ------------    ------------
Total from investment operations .........         1.091           2.395           3.602          (2.980)         (0.669)
                                            ------------    ------------    ------------    ------------    ------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................        (0.321)         (0.265)         (0.272)         (0.230)         (0.031)
                                            ------------    ------------    ------------    ------------    ------------
Total dividends and distributions ........        (0.321)         (0.265)         (0.272)         (0.230)         (0.031)
                                            ------------    ------------    ------------    ------------    ------------
Net asset value, end of period ...........  $     19.230    $     18.460    $     16.330    $     13.000    $     16.210
                                            ============    ============    ============    ============    ============

Total return(2) ..........................          6.03%          14.93%          28.29%         (18.68)%         (3.89)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..  $    349,443    $    310,704    $    302,266    $    240,752    $    355,015
Ratio of expenses to average net assets ..          0.73%           0.70%           0.70%           0.70%           0.68%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly .........................          0.78%           0.75%           0.75%           0.75%           0.73%
Ratio of net investment income to average
 net assets ..............................          1.98%           1.87%           1.88%           1.61%           1.34%
Ratio of net investment income to average
 net assets prior to expense limitation
 and expenses paid indirectly ............          1.93%           1.82%           1.83%           1.56%           1.29%
Portfolio turnover .......................            23%            124%             79%            100%            102%

----------
(1)The average shares outstanding method has been applied for per share information.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                  Value Series-7

DELAWARE VIP VALUE SERIES
FINANCIAL HIGHLIGHTS (CONTINUED)

Selected data for each share of the Series outstanding throughout each period were as follows:

                                                              DELAWARE VIP VALUE SERIES SERVICE CLASS
                                                                             YEAR ENDED
                                            ----------------------------------------------------------------------------
                                              12/31/05        12/31/04        12/31/03        12/31/02        12/31/01
                                            ------------    ------------    ------------    ------------    ------------
Net asset value, beginning of period .....  $     18.430    $     16.320    $     12.990    $     16.200    $     16.910

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(1)..................         0.323           0.271           0.233           0.214           0.193
Net realized and unrealized gain (loss)
 on investments and foreign currencies ...         0.726           2.072           3.348          (3.218)         (0.886)
                                            ------------    ------------    ------------    ------------    ------------
Total from investment operations .........         1.049           2.343           3.581          (3.004)         (0.693)
                                            ------------    ------------    ------------    ------------    ------------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income ....................        (0.279)         (0.233)         (0.251)         (0.206)         (0.017)
                                            ------------    ------------    ------------    ------------    ------------
Total dividends and distributions ........        (0.279)         (0.233)         (0.251)         (0.206)         (0.017)
                                            ------------    ------------    ------------    ------------    ------------

Net asset value, end of period ...........  $     19.200    $     18.430    $     16.320    $     12.990    $     16.200
                                            ============    ============    ============    ============    ============
Total return(2) ..........................          5.79%          14.59%          28.10%         (18.81)%         (4.03)%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted) ..  $     75,778    $     33,642    $     14,737    $      5,463    $      2,902
Ratio of expenses to average net assets ..          0.98%           0.95%           0.92%           0.85%           0.83%
Ratio of expenses to average net assets
 prior to expense limitation and expenses
 paid indirectly .........................          1.08%           1.05%           1.00%           0.90%           0.88%
Ratio of net investment income to average
 net assets ..............................          1.73%           1.62%           1.66%           1.46%           1.19%
Ratio of net investment income to average
 net assets prior to expense limitation
 and expenses paid indirectly ............          1.63%           1.52%           1.58%           1.41%           1.14%
Portfolio turnover .......................            23%            124%             79%            100%            102%

----------
(1)The average shares outstanding method has been applied for per share information.
(2)Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

                             See accompanying notes

                                                                  Value Series-8

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS
December 31, 2005

Delaware VIP Trust (the "Trust") is organized as a Delaware statutory trust and offers 15 series: Delaware VIP Balanced Series, Delaware VIP Capital Reserves Series, Delaware VIP Cash Reserve Series, Delaware VIP Diversified Income Series, Delaware VIP Emerging Markets Series, Delaware VIP Global Bond Series, Delaware VIP Growth Opportunities Series, Delaware VIP High Yield Series, Delaware VIP International Value Equity Series, Delaware VIP REIT Series, Delaware VIP Select Growth Series, Delaware VIP Small Cap Value Series, Delaware VIP Trend Series, Delaware VIP U.S. Growth Series and Delaware VIP Value Series. These financial statements and the related notes pertain to Delaware VIP Value Series (the "Series"). The Trust is an open-end investment company. The Series is considered diversified under the Investment Company Act of 1940, as amended, and offers Standard Class and Service Class shares. The Standard Class shares do not carry a 12b-1 fee and the Service Class shares carry a 12b-1 fee. The shares of the Series are sold only to separate accounts of life insurance companies.

The investment objective of the Series is to seek long-term capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Series.

Security Valuation--Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading, or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes--The Series intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting--Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements--The Series may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series' custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. Use of Estimates--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other--Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

Subject to seeking best execution, the Series may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Series in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $9,874 for the year ended December 31, 2005. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Series on the transaction.

The Series receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

In accordance with the terms of its investment management agreement, the Series pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Series, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion. DMC has elected to limit the management fee to 0.60%, indefinitely.

                                                                  Value Series-9

DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)

DMC has also contractually agreed to waive that portion, if any, of its management fee and reimburse the Series to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.80% of average daily net assets of the Series through June 30, 2006. No reimbursement was due for the year ended December 31, 2005 under the 0.80% limit, although DMC did waive the management fee to 0.60%.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. Effective May 19, 2005, the Series pays DSC a monthly fee computed at the annual rate of 0.04% of the Series' average daily net assets for accounting and administrative services. Prior to May 19, 2005, the Series paid DSC a monthly fee based on average net assets subject to certain minimums for accounting and administration services. The Series pays DSC a monthly fee based on average net assets for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Series pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Service Class shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of the Service Class shares from exceeding 0.25% of average daily net assets. Standard Class shares pay no distribution and service expenses.

At December 31, 2005, the Series had liabilities payable to affiliates as follows:

                        DIVIDEND DISBURSING,                         OTHER
     INVESTMENT      TRANSFER AGENT, ACCOUNTING                     EXPENSES
     MANAGEMENT       AND ADMINISTRATION FEES     DISTRIBUTION       PAYABLE
   FEE PAYABLE TO        AND OTHER EXPENSES        FEE PAYABLE     TO DMC AND
        DMC                PAYABLE TO DSC            TO DDLP       AFFILIATES*
   --------------   ---------------------------   ------------   --------------
     $  215,346               $  21,770            $  30,347        $  70,589

*DMC, as part of its administrative services, pays operating expenses on behalf of the Series and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, custodian fees and trustees' fees.

As provided in the investment management agreement, the Series bears the cost of certain legal services expenses, including internal legal services provided to the Series by DMC employees. For the year ended December 31, 2005, the Series was charged $23,912 for internal legal services provided by DMC.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Series.

3. INVESTMENTS

For the year ended December 31, 2005, the Series made purchases and sales of investment securities other than short-term investments as follows:

Purchases ..........  $ 150,389,105
Sales ..............  $  83,646,845

At December 31, 2005, the cost of investments and unrealized appreciation (depreciation) for federal income tax purposes for the Series were as follows:

                       AGGREGATE         GGREGATE
         COST OF       UNREALIZED       UNREALIZED      NET UNREALIZED
       INVESTMENTS    APPRECIATION     DEPRECIATION      APPRECIATION
      -------------   -------------    -------------   --------------
      $ 417,288,111   $  49,504,024    $ (13,310,533)   $  36,193,491

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended December 31, 2005 and 2004 was as follows:

                                         YEAR          YEAR
                                        ENDED         ENDED
                                       12/31/05      12/31/04
                                     ------------  ------------
Ordinary income ...................  $  5,899,066  $  5,036,422

                                                                 Value Series-10

DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION (CONTINUED)

As of December 31, 2005, the components of net assets on a tax basis were as follows:

 Shares of beneficial interest ..................  $   376,184,644
 Undistributed ordinary income ..................        7,793,148
 Undistributed long-term capital gain ...........        9,346,170
*Capital loss carryforwards .....................       (4,296,070)
 Unrealized appreciation of investments .........       36,193,491
                                                   ---------------
 Net assets .....................................  $   425,221,383
                                                   ===============

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are due to limitations on capital loss carryforwards relating to the merger with Delaware VIP Devon Series in 2003. Results of operations and net assets were not affected by these reclassifications. For the year ended December 31, 2005, the Series recorded the following permanent reclassifications:

                     ACCUMULATED NET                  PAID-IN
                   REALIZED GAIN (LOSS)               CAPITAL
                   --------------------            ------------
                        $ 9,566,696                $ (9,566,696)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $5,803,605 was utilized in 2005. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $2,816,084 expires in 2009 and $1,479,986 expires in 2010.

*The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware VIP Devon Series in 2003.

5. CAPITAL SHARES

Transactions in capital shares were as follows:

                                                       YEAR          YEAR
                                                      ENDED         ENDED
                                                     12/31/05      12/31/04
                                                   ------------  ------------
Shares sold:
 Standard Class                                       3,617,312     1,127,312
 Service Class                                        2,487,125     1,151,638

Shares issued upon reinvestment of dividends
 and distributions:
 Standard Class                                         296,056       301,474
 Service Class                                           31,488        15,871
                                                   ------------  ------------
                                                      6,431,981     2,596,295
                                                   ------------  ------------

Shares repurchased:
 Standard Class                                      (2,581,332)   (3,099,616)
 Service Class                                         (397,840)     (245,153)
                                                   ------------  ------------
                                                     (2,979,172)   (3,344,769)
                                                   ------------  ------------
Net increase (decrease)                               3,452,809      (748,474)
                                                   ============  ============

                                                                 Value Series-11

DELAWARE VIP VALUE SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6. LINE OF CREDIT

The Series, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Series had no amounts outstanding as of December 31, 2005, or at any time during the year.

7. SECURITIES LENDING

The Series, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Series records security lending income net of such allocation.

At December 31, 2005, the market value of securities on loan was $27,954,485, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Statement of Net Assets under the caption "Securities Lending Collateral."

8. CREDIT AND MARKET RISK

The Series may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. At December 31, 2005, no securities have been determined to be illiquid under the Series' Liquidity Procedures.

9. CONTRACTUAL OBLIGATIONS

The Series enters into contracts in the normal course of business that contain a variety of indemnifications. The Series' maximum exposure under these arrangements is unknown. However, the Series has not had prior claims or losses pursuant to these contracts. Management has reviewed the Series' existing contracts and expects the risk of loss to be remote.

10. TAX INFORMATION (UNAUDITED)

For the fiscal year ended December 31, 2005, the Series designates distributions paid during the year as follows:

       (A)                 (B)
    Long-Term            Ordinary
  Capital Gains           Income              Total                (C)
  Distributions       Distributions        Distribution         Qualifying
     (Tax Basis)         (Tax Basis)         (Tax Basis)         Dividends(1)
  -------------       -------------        ------------         ----------
        --                 100%                100%                 100%

----------
(A) and (B) are based on a percentage of the Series' total distributions.
(C) is based on a percentage of the Series' ordinary income distributions.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

                                                                 Value Series-12

DELAWARE VIP TRUST-DELAWARE VIP VALUE SERIES
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware VIP Trust-Delaware VIP Value Series

We have audited the accompanying statement of net assets of the Delaware VIP Value Series (one of the series constituting Delaware VIP Trust) (the "Series") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Series' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Series' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware VIP Value Series of Delaware VIP Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period the ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 10, 2006

The Series files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Series' Forms N-Q, as well as a description of the policies and procedures that the Series uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800-523-1918; (ii) on the Series' website at http://www.delawareinvestments.com; and (iii) on the Commission's website at http://www.sec.gov. The Series' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Information (if any) regarding how the Series voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Series' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

                                                                 Value Series-13

DELAWARE INVESTMENTS(R)FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors ("Trustees"), which has oversight responsibility for the management of a fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

                                                                                                      NUMBER OF          OTHER
                                                                              PRINCIPAL          PORTFOLIOS IN FUND  DIRECTORSHIPS
           NAME,            POSITION(S)                                     OCCUPATION(S)         COMPLEX OVERSEEN      HELD BY
         ADDRESS             HELD WITH          LENGTH OF TIME                 DURING                 BY TRUSTEE        TRUSTEE
      AND BIRTHDATE           FUND(S)               SERVED                  PAST 5 YEARS             OR OFFICER       OR OFFICER
-----------------------  ------------------  --------------------  ----------------------------  ------------------  --------------
INTERESTED TRUSTEES

 JUDE T. DRISCOLL(2)          Chairman,            5 Years -            Since August 2000,               87               None
 2005 Market Street          President,        Executive Officer    Mr. Driscoll has served in
  Philadelphia, PA        Chief Executive                          various executive capacities
        19103                Officer and           2 Years -           at different times at
                              Trustee               Trustee           Delaware Investments(1)
   March 10, 1963


INDEPENDENT TRUSTEES

   THOMAS L. BENNETT           Trustee              Since                Private Investor -              87               None
  2005 Market Street                             March 23, 2005       (March 2004 - Present)
   Philadelphia, PA
        19103                                                           Investment Manager -
                                                                        Morgan Stanley & Co.
    October 4, 1947                                                  (January 1984 - March 2004)

     JOHN A. FRY               Trustee              4 Years                   President -                87            Director -
 2005 Market Street                                                 Franklin & Marshall College                        Community
   Philadelphia, PA                                                     (June 2002 - Present)                        Health Systems
        19103

                                                                    Executive Vice President -
   May 28, 1960                                                     University of Pennsylvania
                                                                     (April 1995 - June 2002)

   ANTHONY D. KNERR            Trustee             12 Years         Founder/Managing Director -          87               None
  2005 Market Street                                                Anthony Knerr & Associates
   Philadelphia, PA                                                   (Strategic Consulting)
        19103                                                            (1990 - Present)

   December 7, 1938

  LUCINDA S. LANDRETH          Trustee              Since            Chief Investment Officer -          87               None
  2005 Market Street                            March 23, 2005           Assurant, Inc.
   Philadelphia, PA                                                        (Insurance)
        19103                                                             (2002 - 2004)

    June 24, 1947

     ANN R. LEVEN              Trustee             16 Years           Treasurer/Chief Fiscal             87           Director and
  2005 Market Street                                                    Officer -  National                         Audit committee
   Philadelphia, PA                                                       Gallery of Art                              Chairperson -
        19103                                                              (1994 - 1999)                              Andy Warhol
                                                                                                                      Foundation

   November 1, 1940                                                                                                   Director and
                                                                                                                         Audit
                                                                                                                       Committee
                                                                                                                        Member -
                                                                                                                     Systemax Inc.

                                                                 Value Series-14

                                                                                                      NUMBER OF          OTHER
                                                                              PRINCIPAL          PORTFOLIOS IN FUND  DIRECTORSHIPS
           NAME,            POSITION(S)                                     OCCUPATION(S)         COMPLEX OVERSEEN      HELD BY
         ADDRESS             HELD WITH          LENGTH OF TIME                 DURING                 BY TRUSTEE        TRUSTEE
      AND BIRTHDATE           FUND(S)               SERVED                  PAST 5 YEARS             OR OFFICER       OR OFFICER
-----------------------  ------------------  --------------------  ----------------------------  ------------------  --------------
INDEPENDENT TRUSTEES
 (CONTINUED)

  THOMAS F. MADISON            Trustee             11 Years                President/Chief               87            Director -
 2005 Market Street                                                       Executive Officer                          Banner Health
  Philadelphia, PA                                                        MLM Partners, Inc.
        19103                                                        (Small Business Investing                         Director -
                                                                           and Consulting)                           CenterPoint
  February 25, 1936                                                  (January 1993 - Present)                           Energy

                                                                                                                     Director and
                                                                                                                         Audit
                                                                                                                       Committee
                                                                                                                       Member -
                                                                                                                     Digital River
                                                                                                                         Inc.

                                                                                                                     Director and
                                                                                                                         Audit
                                                                                                                       Committee
                                                                                                                       Member -
                                                                                                                        Rimage
                                                                                                                      Corporation

                                                                                                                      Director -
                                                                                                                        Valmont
                                                                                                                      Industries,
                                                                                                                         Inc.

   JANET L. YEOMANS            Trustee             6 Years                 Vice President                87               None
  2005 Market Street                                                 (January 2003 - Present)
   Philadelphia, PA                                                        and Treasurer
        19103                                                        (January 2006 - Present)
                                                                           3M Corporation

   July 31, 1948

                                                                       Ms. Yeomans has held
                                                                   various management positions
                                                                        at 3M Corporation
                                                                           since 1983.

   J. RICHARD ZECHER           Trustee               Since                   Founder -                   87           Director and
  2005 Market Street                            March 23, 2005          Investor Analytics                                Audit
   Philadelphia, PA                                                      (Risk Management)                             Committee
         19103                                                         (May 1999 - Present)                              Member -
                                                                                                                        Investor
                                                                                                                       Analytics

                                                                                                                      Director and
      July 3, 1940                                                                                                        Audit
                                                                                                                       Committee
                                                                                                                        Member -
                                                                                                                     Oxigene, Inc.

OFFICERS

  MICHAEL P. BISHOF            Senior           Chief Financial      Mr. Bishof has served in            87             None(3)
 2005 Market Street        Vice President        Officer since     various executive capacities
  Philadelphia, PA               and           February 17, 2005       at different times at
        19103              Chief Financial                             Delaware Investments.
                               Officer
   August 18, 1962

   DAVID F. CONNOR         Vice President,   Vice President since    Mr. Connor has served as            87             None(3)
 2005 Market Street        Deputy General     September 21, 2000     Vice President and Deputy
  Philadelphia, PA           Counsel and         and Secretary      General Counsel of Delaware
        19103                Secretary               since            Investments since 2000.
                                               October 25, 2005
  December 2, 1963

  DAVID P. O'CONNOR          Senior Vice    Senior Vice President,  Mr. O'Connor has served in           87             None(3)
 2005 Market Street           President,      General Counsel and   various executive and legal
  Philadelphia, PA         General Counsel    Chief Legal Officer  capacities at different time
        19103                 and Chief              since           at Delaware Investments.
                            Legal Officer      October 25, 2005
  February 21, 1966

  JOHN J. O'CONNOR           Senior Vice          Treasurer         Mr. O'Connor has served in           87             None(3)
 2005 Market Street         President and           since          various executive capacities
  Philadelphia, PA             Treasurer       February 17, 2005       at different times at
        19103                                                          Delaware Investments.

    June 16, 1957

(1)Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2)Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3)Mr. Bishof, Mr. Connor, Mr. David P. O'Connor and Mr. John J. O'Connor serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant. Mr. John J. O'Connor also serves in a similar capacity for Lincoln Variable Insurance Products Trust, which has the same investment advisor as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

                                                                 Value Series-15

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Thomas L. Bennett (1)
         Thomas F. Madison
         Janet L. Yeomans (1)
         J. Richard Zecher

Item 4. Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $252,200 for the fiscal year ended December 31, 2005.



-----------------------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $199,950 for the fiscal year ended December 31, 2004.

         (b) Audit-related fees.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2005.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $33,875 for the registrant's fiscal year ended December 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2004.

         The aggregate fees billed by the registrant's independent auditors for services relating to the performance of the audit of the financial statements of the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $38,875 for the registrant's fiscal year ended December 31, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of reports concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and the pass-through of internal legal cost relating to the operations of the registrant.

         (c) Tax fees.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $47,900 for the fiscal year ended December 31, 2005. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended December 31, 2005.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant were $22,500 for the fiscal year ended December 31, 2004. The percentage of these fees relating to services approved by the registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax returns.

         The aggregate fees billed by the registrant's independent auditors for tax-related services provided to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended December 31, 2004.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended December 31, 2005.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended December 31, 2005.

         The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended December 31, 2004.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant's independent auditors to the registrant's adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant's fiscal year ended December 31, 2004.

         (e) The registrant's Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the "Pre-Approval Policy") with respect to services provided by the registrant's independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments Family of Funds.

---------------------------------------------------------------------------------- -----------------------------------
SERVICE                                                                                      RANGE OF FEES
---------------------------------------------------------------------------------- -----------------------------------
AUDIT SERVICES
---------------------------------------------------------------------------------- -----------------------------------
Statutory audits or financial audits for new Funds                                 up to $25,000 per Fund
---------------------------------------------------------------------------------- -----------------------------------
Services associated with SEC registration statements (e.g., Form N-1A, Form
N-14, etc.), periodic reports and other documents filed with the SEC or other
documents issued in connection with securities offerings (e.g., comfort letters    up to $10,000 per Fund
for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters
---------------------------------------------------------------------------------- -----------------------------------
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit-related services" rather than "audit services")
---------------------------------------------------------------------------------- -----------------------------------
AUDIT-RELATED SERVICES
---------------------------------------------------------------------------------- -----------------------------------
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or
proposed rules, standards or interpretations by the SEC, FASB, or other            up to $25,000 in the aggregate
regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered "audit services" rather than "audit-related services")
---------------------------------------------------------------------------------- -----------------------------------
TAX SERVICES
---------------------------------------------------------------------------------- -----------------------------------
U.S. federal, state and local and international tax planning and advice (e.g.,
consulting on statutory, regulatory or administrative developments, evaluation     up to $25,000 in the aggregate
of Funds' tax compliance function, etc.)
---------------------------------------------------------------------------------- -----------------------------------
U.S. federal, state and local tax compliance (e.g., excise distribution reviews,   up to $5,000 per Fund
etc.)
---------------------------------------------------------------------------------- -----------------------------------
Review of federal, state, local and international income, franchise and other      up to $5,000 per Fund
tax returns
---------------------------------------------------------------------------------- -----------------------------------

         Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant's investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the "Control Affiliates") up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.


---------------------------------------------------------------------------------- -----------------------------------
SERVICE                                                                                      RANGE OF FEES
---------------------------------------------------------------------------------- -----------------------------------
NON-AUDIT SERVICES
---------------------------------------------------------------------------------- -----------------------------------
Services associated with periodic reports and other documents filed with the SEC   up to $10,000 in the aggregate
and assistance in responding to SEC comment letters
---------------------------------------------------------------------------------- -----------------------------------

         The Pre-Approval Policy requires the registrant's independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the registrant's independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $243,135 and $371,334 for the registrant's fiscal years ended December 31, 2005 and December 31, 2004, respectively.

         (h) In connection with its selection of the independent auditors, the registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the registrant's investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5. Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.   Exhibits

(a) (1) Code of Ethics

        Not applicable.

     (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

     (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

         Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.


NAME OF REGISTRANT:  Delaware VIP Trust


JUDE T. DRISCOLL
----------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    March 6, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
By:      Jude T. Driscoll
----------------------------------
Title:   Chief Executive Officer
Date:    March 6, 2006


MICHAEL P. BISHOF
----------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    March 6, 2006